UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22019

First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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FIRST TRUST

First Trust Exchange-Traded AlphaDEX(R) Fund
Semi-Annual Report                                              January 31, 2022
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AlphaDEX(R) Sector Funds
------------------------

First Trust Consumer Discretionary AlphaDEX(R) Fund (FXD)
First Trust Consumer Staples AlphaDEX(R) Fund (FXG)
First Trust Energy AlphaDEX(R) Fund (FXN)
First Trust Financials AlphaDEX(R) Fund (FXO)
First Trust Health Care AlphaDEX(R) Fund (FXH)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund (FXR)
First Trust Materials AlphaDEX(R) Fund (FXZ)
First Trust Technology AlphaDEX(R) Fund (FXL)
First Trust Utilities AlphaDEX(R) Fund (FXU)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
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

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TABLE OF CONTENTS
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2022

Shareholder Letter...........................................................  2
Market Overview..............................................................  3
Fund Performance Overview

Portfolio of Investments


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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Sector
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six-month period ended
January 31, 2022.

It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the "Fed"), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the
Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics ("BLS").
The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus ("COVID-19") pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is "too many dollars chasing too few goods." This is the climate we are in today.

It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and
Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon.
Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in
2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The
U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.

Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between
Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden
Administration's Build Back Better Act does not have the support of enough
Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in
November 2022. If the Republicans can win back control of the House and the
Senate, I would expect gridlock to persist throughout the last two years of
President Joe Biden's term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.


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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S. ECONOMY

Suffice it to say, the most unintended consequence of the trillions of dollars of subsidies and stimulus payments funneled into the U.S. economy by the Federal government to help mitigate the fallout from the coronavirus ("COVID-19")
pandemic is robust inflation. It was likely unintended since significant portions of the U.S. economy were not fully reopened, making it challenging to accurately forecast where consumer sentiment would stand. One key measure of inflation is the Consumer Price Index ("CPI"). The CPI stood at 7.5% on a trailing 12-month basis in January 2022, up from 5.4% in July 2021 and way up from 1.4% in January 2021, according to data from the U.S. Bureau of Labor
Statistics. The CPI has not been this elevated since 1982.

The surge in inflation looks as though it is here to stay. Federal Reserve (the
"Fed") Chairman Jerome Powell has changed his expectations on inflation from characterizing it as transitory to it being more persistent in nature. In the hopes of keeping inflation from becoming entrenched, the Fed began expediting the tapering of its monthly bond buying program in December 2021. This program has been successful at pushing down intermediate and longer maturity bond yields and keeping them artificially low to help stimulate economic activity. The Fed will reduce its purchases of Treasuries and mortgage-backed securities by $30 billion per month. At that pace, the Fed should be done buying bonds in the open market by the end of March 2022. They also foresee hiking short-term interest rates at least three times in 2022, but some Wall Street firms are predicting even more hikes. The Federal Funds target rate (upper bound) is currently at
0.25%.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2022 sees real gross domestic product growth rising by 4.4% worldwide in 2022, down from its 5.9% projection for 2021. The IMF is calling for a 4.0%
growth rate for the U.S. in 2022, down from its 5.6% estimate for 2021. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2022. Their 2022 growth rate estimates are 4.8% and 3.9%, respectively. While global growth is expected to slow some in 2022, there does not appear to be any threat of recession in the foreseeable future. Having said that, we encourage investors to monitor the direction of inflation in the months ahead to see whether the Fed's anticipated rate hikes are effective at curbing it. If not, the Fed may need to raise interest rates more aggressively later.

SECTOR/EQUITY INVESTING

For the six-month period ended January 31, 2022, nine of the 11 major sectors that comprise the S&P 500(R) Index (the "Index") generated positive total returns, according to Bloomberg. The Index posted a total return of 3.44% over the period. Six of the 11 sectors outperformed the broader index. Those six sectors were Energy (+37.86%), Consumer Staples (+8.64%), Financials (+7.97%),
Utilities (+6.56%), Information Technology (+6.02%) and Real Estate (+3.65%),
according to Bloomberg. The sector that posted the lowest total return for the period was the Communication Services sector, down 8.01%.

The Index closed at 4,515.55 on January 31, 2022, 5.86% below its all-time high, according to Bloomberg. A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,933 as of February
17, 2022 (most recent release). The highest and lowest estimates were 5,330 and
4,200, respectively. Brian Wesbury, Chief Economist at First Trust, has a
year-end price target of 5,250. Keep in mind that these forecasts are subject to change. Index earnings projections are positive for 2022 and 2023. As of
February 4, 2022, Bloomberg's consensus year-over-year earnings growth rate estimates for 2022 and 2023 stood at 7.07% and 9.97%, respectively. These estimates are more in line with the historical norm for the Index than the
49.51% estimated earnings growth rate for 2021, which reflects a robust rebound from the COVID-19-induced 12.44% plunge in earnings in 2020.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at an all-time high of $10.27 trillion in
December 2021, up from $7.99 trillion a year ago, according to its own release.
Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $7.21 trillion, up from $5.47 trillion a year ago.

                                                                          Page 3

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

The First Trust Consumer Discretionary AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer
Discretionary Index (the "Consumer Discretionary Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Discretionary Index. The shares of the
Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the
"Exchange") under the ticker symbol "FXD."

The Consumer Discretionary Index is a modified equal-dollar weighted index designed by ICE Data Indices, LLC or its affiliates ("IDI") to objectively identify and select stocks from the Russell 1000(R) Index in the consumer discretionary sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer
Discretionary Index using the Industry Classification Benchmark ("ICB") sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -5.81%     10.12%     10.83%      11.65%        8.26%       67.24%    201.12%      222.18%
Market Price                           -5.83%     10.15%     10.82%      11.64%        8.26%       67.13%    200.87%      222.06%

INDEX PERFORMANCE
StrataQuant(R) Consumer Discretionary
   Index                               -5.60%     10.72%     11.50%      12.36%        9.01%       72.35%    220.61%      256.47%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%        9.97%      115.46%    315.91%      305.82%
S&P 500(R) Consumer Discretionary
   Index                                1.41%     11.94%     17.92%      17.68%       12.66%      128.02%    409.49%      479.38%
Russell 1000(R) Consumer
   Discretionary Index(1)              -2.53%      6.34%     18.45%      17.51%        N/A        133.15%    402.23%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell Investment Group ("Russell") began calculating its Russell U.S. Indices using an enhanced Russell sector scheme, the Russell Global Sectors ("RGS"). The RGS and the former U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the
RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell changed the name of the Russell
1000(R) Consumer Discretionary and Services Index to the Russell 1000(R)
Consumer Discretionary Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer
Discretionary Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Consumer
Discretionary Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Discretionary AlphaDEX(R) Fund ("FXD").
Neither FTP, the Trust, nor FXD is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXD particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXD or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXD into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXD to be issued or in the determination or calculation of the equation by which
FXD is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXD. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Discretionary                        81.3%
Communication Services                        11.2
Industrials                                    4.5
Consumer Staples                               2.3
Information Technology                         0.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Kohl's Corp.                                   1.8%
ViacomCBS, Inc., Class B                       1.7
Nexstar Media Group, Inc., Class A             1.6
Foot Locker, Inc.                              1.5
Dick's Sporting Goods, Inc.                    1.5
Lithia Motors, Inc.                            1.5
AutoZone, Inc.                                 1.4
Penske Automotive Group, Inc.                  1.4
AutoNation, Inc.                               1.4
Qurate Retail, Inc., Series A                  1.4
                                            -------
  Total                                       15.2%
                                            =======


                                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                      JULY 31, 2011 - JANUARY 31, 2022

                 First Trust
            Consumer Discretionary    StrataQuant(R) Consumer    Russell 1000(R)    S&P 500(R) Consumer    Russell 1000(R) Consumer
               AlphaDEX(R) Fund         Discretionary Index           Index         Discretionary Index      Discretionary Index
7/31/11             10,000                    10,000                 10,000               10,000                    10,000
1/31/12              9,793                     9,839                 10,229               10,524                    10,490
7/31/12              9,694                     9,754                 10,796               11,189                    11,252
1/31/13             11,585                    11,704                 11,971               13,014                    13,140
7/31/13             13,782                    13,973                 13,627               15,519                    15,531
1/31/14             14,588                    14,849                 14,633               16,575                    16,601
7/31/14             15,487                    15,817                 15,953               17,489                    17,464
1/31/15             16,693                    17,106                 16,646               18,731                    18,655
7/31/15             18,049                    18,560                 17,745               21,631                    21,088
1/31/16             15,692                    16,184                 16,345               20,188                    19,412
7/31/16             17,628                    18,235                 18,604               22,395                    21,681
1/31/17             17,633                    18,300                 19,746               23,514                    22,596
7/31/17             18,526                    19,289                 21,571               25,508                    24,677
1/31/18             21,842                    22,816                 24,847               30,332                    29,346
7/31/18             21,151                    22,162                 25,061               31,503                    29,880
1/31/19             20,430                    21,466                 24,307               30,851                    29,551
7/31/19             21,813                    23,003                 27,067               34,415                    33,234
1/31/20             22,029                    23,316                 29,506               36,022                    35,126
7/31/20             20,199                    21,417                 30,324               41,834                    40,045
1/31/21             26,775                    28,488                 35,361               47,904                    49,548
7/31/21             31,307                    33,415                 41,837               52,873                    54,049
1/31/22             29,488                    31,544                 42,544               53,619                    52,682


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

The First Trust Consumer Staples AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Consumer Staples
Index (the "Consumer Staples Index"). The Fund will normally invest at least 90%
of its net assets (including investment borrowings) in the common stocks that comprise the Consumer Staples Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXG."

The Consumer Staples Index is a modified equal-dollar weighted index designed by
IDI to objectively identify and select stocks from the Russell 1000(R) Index in the consumer staples sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Consumer Staples Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    10.90%     20.02%      8.04%      11.90%        9.53%       47.21%    207.94%      282.17%
Market Price                           10.85%     20.05%      8.03%      11.90%        9.52%       47.13%    207.71%      282.03%

INDEX PERFORMANCE
StrataQuant(R) Consumer Staples Index  10.99%     20.48%      8.71%      12.67%       10.30%       51.82%    229.70%      323.76%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%        9.97%      115.46%    315.91%      305.82%
S&P 500(R) Consumer Staples Index       8.64%     23.38%     11.08%      12.25%       10.39%       69.14%    217.73%      329.07%
Russell 1000(R) Consumer Staples
   Index(1)                            10.28%     24.21%      9.10%      11.61%        N/A         54.57%    200.03%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Consumer Staples Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Consumer
Staples Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Consumer Staples AlphaDEX(R) Fund ("FXG").
Neither FTP, the Trust nor FXG is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXG particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXG or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXG into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXG to be issued or in the determination or calculation of the equation by which
FXG is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXG. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Consumer Staples                              88.0%
Health Care                                    7.8
Materials                                      4.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Archer-Daniels-Midland Co.                     4.6%
Bunge Ltd.                                     4.4
Tyson Foods, Inc., Class A                     4.3
J.M. Smucker (The) Co.                         4.3
McKesson Corp.                                 4.3
Conagra Brands, Inc.                           4.2
Corteva, Inc.                                  4.2
Pilgrim's Pride Corp.                          4.1
CVS Health Corp.                               3.4
Campbell Soup Co.                              3.4
                                            -------
  Total                                       41.2%
                                            =======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2011 - JANUARY 31, 2022

                                                                                                             Russell 1000(R)
            First Trust Consumer Staples   StrataQuant(R) Consumer   Russell 1000(R)   S&P 500(R) Consumer   Consumer Staples
                  AlphaDEX(R) Fund              Staples Index             Index           Staples Index           Index
7/31/11               $10,000                      $10,000               $10,000             $10,000             $10,000
1/31/12                 9,662                        9,700                10,229              10,559              10,420
7/31/12                 9,697                        9,803                10,796              11,967              11,667
1/31/13                11,296                       11,460                11,971              12,567              12,389
7/31/13                13,953                       14,220                13,627              14,231              14,078
1/31/14                14,459                       14,789                14,633              14,208              14,133
7/31/14                16,065                       16,496                15,953              15,244              15,316
1/31/15                18,173                       18,704                16,646              17,179              17,209
7/31/15                19,776                       20,420                17,745              18,185              18,520
1/31/16                18,940                       19,607                16,345              18,636              18,895
7/31/16                21,595                       22,430                18,604              20,308              20,642
1/31/17                20,215                       21,064                19,746              19,835              20,225
7/31/17                20,880                       21,829                21,571              21,201              21,398
1/31/18                22,640                       23,748                24,847              22,497              22,068
7/31/18                20,992                       22,104                25,061              21,077              20,583
1/31/19                20,631                       21,784                24,307              21,345              20,721
7/31/19                21,165                       22,433                27,067              24,162              22,667
1/31/20                22,279                       23,699                29,506              25,987              24,457
7/31/20                22,954                       24,509                30,324              26,124              24,147
1/31/21                24,790                       26,545                35,361              27,190              25,168
7/31/21                26,829                       28,815                41,837              30,881              28,349
1/31/22                29,753                       31,982                42,544              33,549              31,263


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

The First Trust Energy AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Energy Index (the "Energy
Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the Energy Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol
"FXN."

The Energy Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the energy sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Energy Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    31.21%     62.58%     -1.24%      -2.08%       -1.34%       -6.06%    -18.96%      -18.07%
Market Price                           31.34%     62.78%     -1.25%      -2.08%       -1.34%       -6.11%    -18.92%      -18.06%

INDEX PERFORMANCE
StrataQuant(R) Energy Index            31.86%     63.93%     -0.60%      -1.51%       -0.73%       -2.96%    -14.14%      -10.26%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%        9.97%      115.46%    315.91%      305.82%
S&P 500(R) Energy Index                37.86%     77.47%      2.81%       2.83%        2.95%       14.87%     32.25%       53.47%
Russell 1000(R) Energy Index(1)        33.86%     70.21%      2.40%       2.27%        N/A         12.61%     25.20%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. In addition to the implementation of the RGS, Russell combined the
Russell 1000(R) Integrated Oils Index and the Russell 1000(R) Other Energy Index
into one index, the Russell 1000(R) Energy Index. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R)
Energy Index because this index did not exist until on or about September 18,
2008.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Energy Index
("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the
First Trust Energy AlphaDEX(R) Fund ("FXN"). Neither FTP, the Trust nor FXN is
sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third
Party Suppliers including without limitation Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in
FXN particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXN or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXN into consideration in determining, composing or calculating the
Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of FXN to be issued or in the determination or calculation of the equation by which FXN is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXN. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Energy                                        94.0%
Information Technology                         4.4
Industrials                                    1.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
EOG Resources, Inc.                            5.3%
ConocoPhillips                                 5.2
Pioneer Natural Resources Co.                  5.1
Diamondback Energy, Inc.                       5.0
Chevron Corp.                                  4.7
Continental Resources, Inc.                    4.7
HollyFrontier Corp.                            4.5
Marathon Oil Corp.                             4.0
Coterra Energy, Inc.                           3.9
Cheniere Energy, Inc.                          3.7
                                            -------
  Total                                       46.1%
                                            =======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           JULY 31, 2011 - JANUARY 31, 2022

            First Trust Energy      StrataQuant(R)      Russell 1000(R)       S&P 500(R)       Russell 1000(R)
             AlphaDEX(R) Fund        Energy Index            Index           Energy Index       Energy Index
7/31/11          $10,000               $10,000              $10,000            $10,000             $10,000
1/31/12            8,374                 8,405               10,229              9,476               9,378
7/31/12            7,850                 7,910               10,796              9,498               9,334
1/31/13            9,342                 9,452               11,971             10,511              10,357
7/31/13            9,704                 9,845               13,627             11,266              11,094
1/31/14           10,270                10,457               14,633             11,446              11,327
7/31/14           12,158                12,418               15,953             13,343              13,257
1/31/15            8,746                 8,946               16,646             10,722              10,507
7/31/15            7,466                 7,643               17,745              9,915               9,711
1/31/16            5,755                 5,893               16,345              8,617               8,262
7/31/16            6,520                 6,687               18,604             10,117               9,648
1/31/17            7,223                 7,437               19,746             10,909              10,426
7/31/17            6,195                 6,402               21,571             10,136               9,603
1/31/18            6,921                 7,182               24,847             11,629              11,014
7/31/18            7,834                 8,158               25,061             12,135              11,597
1/31/19            6,097                 6,354               24,307             10,194               9,680
7/31/19            5,031                 5,263               27,067             10,194               9,561
1/31/20            4,145                 4,355               29,506              9,123               8,544
7/31/20            3,105                 3,254               30,324              6,293               5,967
1/31/21            4,176                 4,401               35,361              7,061               6,898
7/31/21            5,172                 5,473               41,837              9,090               8,772
1/31/22            6,786                 7,217               42,544             12,531              11,742


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

The First Trust Financials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Financials Index (the
"Financials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and real estate investment trusts ("REITs") that comprise the Financials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXO."

The Financials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the financial services sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Financials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    7.64%      34.67%     13.68%      14.82%       7.83%        89.84%    298.33%      203.56%
Market Price                           7.62%      34.69%     13.67%      14.81%       7.82%        89.76%    297.88%      203.41%

INDEX PERFORMANCE
StrataQuant(R) Financials Index        8.01%      35.66%     14.47%      15.64%       8.69%        96.56%    327.60%      241.17%
Russell 1000(R) Index                  1.69%      20.32%     16.59%      15.32%       9.97%       115.46%    315.91%      305.82%
S&P 500(R) Financials Index            7.97%      37.41%     13.22%      15.42%       3.86%        86.05%    319.74%       74.69%
Russell 1000(R) Financials Index(1)    8.48%      36.78%     16.45%      16.59%        N/A        114.16%    364.08%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Financials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Financial Services Index was changed to Russell 1000(R)
Financials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed along with the StrataQuant(R) Financials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Financials AlphaDEX(R) Fund ("FXO"). Neither FTP, the Trust
nor FXO is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXO particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXO or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXO into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXO to be issued or in the determination or calculation of the equation by which
FXO is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXO. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                   100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
MGIC Investment Corp.                          1.8%
Berkshire Hathaway, Inc., Class B              1.7
Old Republic International Corp.               1.7
Cincinnati Financial Corp.                     1.7
OneMain Holdings, Inc.                         1.7
Mercury General Corp.                          1.7
Allstate (The) Corp.                           1.7
Blackstone, Inc.                               1.7
Annaly Capital Management, Inc.                1.7
Markel Corp.                                   1.7
                                            -------
  Total                                       17.1%
                                            =======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 JULY 31, 2011 - JANUARY 31, 2022

            First Trust Financials       StrataQuant(R)       Russell 1000(R)         S&P 500(R)         Russell 1000(R)
               AlphaDEX(R) Fund         Financials Index           Index           Financials Index      Financials Index
7/31/11            $10,000                  $10,000               $10,00               $10,000               $10,000
1/31/12             10,083                   10,128               10,229                 9,598                 9,754
7/31/12             10,457                   10,544               10,796                10,111                10,378
1/31/13             12,393                   12,549               11,971                12,118                12,268
7/31/13             14,582                   14,820               13,627                14,402                14,376
1/31/14             15,408                   15,720               14,633                14,948                15,060
7/31/14             16,179                   16,565               15,953                16,045                16,090
1/31/15             16,870                   17,334               16,646                16,634                16,922
7/31/15             18,506                   19,083               17,745                18,355                18,657
1/31/16             16,322                   16,877               16,345                16,037                16,541
7/31/16             18,547                   19,250               18,604                17,663                18,397
1/31/17             21,157                   22,033               19,746                21,655                21,138
7/31/17             22,997                   24,023               21,571                23,489                23,104
1/31/18             25,488                   26,721               24,847                28,107                26,819
7/31/18             25,541                   26,868               25,061                26,654                26,451
1/31/19             24,160                   25,489               24,307                24,988                25,616
7/31/19             26,315                   27,864               27,067                27,574                29,043
1/31/20             27,165                   28,867               29,506                29,548                31,269
7/31/20             21,695                   23,145               30,324                24,040                27,304
1/31/21             29,824                   31,926               35,361                29,320                33,093
7/31/21             37,312                   40,094               41,837                37,314                41,727
1/31/22             40,162                   43,306               42,544                40,288                45,265


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

The First Trust Health Care AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Health Care Index
(the "Health Care Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Health Care Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXH."

The Health Care Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the health care sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Health Care
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -9.39%      1.89%     13.18%      14.52%       12.36%       85.74%    288.07%      456.55%
Market Price                           -9.46%      1.86%     13.17%      14.51%       12.35%       85.61%    287.72%      456.24%

INDEX PERFORMANCE
StrataQuant(R) Health Care Index       -9.14%      2.50%     13.94%      15.27%       13.15%       92.03%    314.26%      517.63%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%        9.97%      115.46%    315.91%      305.82%
S&P 500(R) Health Care Index            0.24%     15.96%     15.43%      16.02%       11.16%      104.92%    341.81%      375.43%
Russell 1000(R) Health Care Index(1)   -2.40%     11.84%     15.47%      16.28%        N/A        105.31%    352.05%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Health Care Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Health Care
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Health Care AlphaDEX(R) Fund ("FXH"). Neither FTP, the
Trust nor FXH is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXH particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXH or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXH into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXH to be issued or in the determination or calculation of the equation by which
FXH is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXH. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                  100.0%
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AbbVie, Inc.                                   2.2%
Cigna Corp.                                    2.2
Universal Health Services, Inc., Class B       2.2
Regeneron Pharmaceuticals, Inc.                2.1
Cooper (The) Cos., Inc.                        2.1
UnitedHealth Group, Inc.                       2.0
HCA Healthcare, Inc.                           2.0
Sage Therapeutics, Inc.                        2.0
Hologic, Inc.                                  2.0
Molina Healthcare, Inc.                        2.0
                                            -------
  Total                                       20.8%
                                            =======


                                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                   JULY 31, 2011 - JANUARY 31, 2022

            First Trust Health Care       StrataQuant(R)        Russell 1000(R)         S&P 500(R)           Russell 1000(R)
               AlphaDEX(R) Fund          Health Care Index           Index           Health Care Index      Health Care Index
7/31/11             $10,000                   $10,000               $10,000               $10,000                $10,000
1/31/12              10,028                    10,070                10,229                10,612                 10,564
7/31/12              10,517                    10,583                10,796                11,543                 11,520
1/31/13              12,493                    12,619                11,971                13,041                 13,098
7/31/13              14,986                    15,200                13,627                15,656                 15,795
1/31/14              17,598                    17,911                14,633                17,326                 17,577
7/31/14              18,700                    19,087                15,953                19,010                 19,226
1/31/15              21,536                    22,054                16,646                21,776                 22,152
7/31/15              24,506                    25,190                17,745                24,228                 24,854
1/31/16              18,872                    19,451                16,345                21,248                 21,400
7/31/16              21,664                    22,398                18,604                24,231                 24,500
1/31/17              20,953                    21,724                19,746                22,877                 23,258
7/31/17              23,553                    24,503                21,571                26,171                 26,565
1/31/18              26,095                    27,235                24,847                29,131                 29,525
7/31/18              27,031                    28,310                25,061                29,655                 30,287
1/31/19              26,294                    27,625                24,307                30,489                 31,116
7/31/19              27,315                    28,819                27,067                30,925                 31,879
1/31/20              29,098                    30,804                29,506                34,178                 34,968
7/31/20              33,529                    35,621                30,324                36,734                 38,378
1/31/21              38,189                    40,697                35,361                40,429                 42,700
7/31/21              42,949                    45,911                41,837                46,772                 48,930
1/31/22              38,916                    41,715                42,544                46,885                 47,755


Performance figures assume reinvestment of all distributions and do not reflec the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

The First Trust Industrials/Producer Durables AlphaDEX(R) Fund (the "Fund")
seeks investment results that correspond generally to the price and yield
(before the Fund's fees and expenses) of an equity index called the
StrataQuant(R) Industrials Index (the "Industrials Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings)
in the common stocks that comprise the Industrials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXR."

The Industrials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the industrials and producer durables sectors that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R)
selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.
IDI constructs the Industrials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years   10 Years     Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -2.64%     17.85%     12.35%      13.05%       8.34%        79.00%    241.11%      225.74%
Market Price                           -2.66%     17.86%     12.33%      13.04%       8.34%        78.86%    240.68%      225.69%

INDEX PERFORMANCE
StrataQuant(R) Industrials Index       -2.32%     18.64%     13.07%      13.83%       9.12%        84.84%    265.26%      261.75%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%       9.97%       115.46%    315.91%      305.82%
S&P 500(R) Industrials Index           -1.74%     20.58%     11.40%      12.88%       8.70%        71.57%    235.84%      241.77%
Russell 1000(R) Industrials Index(1)   -5.13%     16.25%     11.43%      13.07%        N/A         71.81%    241.52%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Industrials Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS. On September 18, 2020, the name of the Russell 1000(R) Producer Durables Index was changed to Russell 1000(R)
Industrials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Industrials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Industrials/Producer Durables AlphaDEX(R) Fund ("FXR").
Neither FTP, the Trust nor FXR is sponsored, endorsed, sold or promoted by ICE
Data, its affiliates or its Third Party Suppliers including without limitation
Frank Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers
make no representations or warranties regarding the advisability of investing in securities generally, in FXR particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXR or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXR into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXR to be issued or in the determination or calculation of the equation by which
FXR is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXR. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Industrials                                   64.5%
Materials                                     14.1
Information Technology                        12.7
Consumer Discretionary                         3.5
Financials                                     3.0
Health Care                                    1.2
Utilities                                      1.0
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Westrock Co.                                   1.4%
Alliance Data Systems Corp.                    1.4
Robert Half International, Inc.                1.4
Capital One Financial Corp.                    1.4
AGCO Corp.                                     1.4
Owens Corning                                  1.4
C.H. Robinson Worldwide, Inc.                  1.3
Snap-on, Inc.                                  1.3
Schneider National, Inc., Class B              1.3
J.B. Hunt Transport Services, Inc.             1.3
                                            -------
  Total                                       13.6%
                                            =======


                                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                 JULY 31, 2011 - JANUARY 31, 2022

            First Trust Industrials/
               Producer Durables         StrataQuant(R)       Russell 1000(R)        S&P 500(R)          Russell 1000(R)
                AlphaDEX(R) Fund        Industrials Index          Index          Industrials Index     Industrials Index
7/31/11             $10,000                  $10,000              $10,000              $10,000               $10,000
1/31/12              10,331                   10,380               10,229               10,582                10,515
7/31/12               9,928                   10,010               10,796               10,665                10,539
1/31/13              11,852                   11,996               11,971               12,055                12,085
7/31/13              13,693                   13,908               13,627               13,722                13,815
1/31/14              15,793                   16,106               14,633               15,333                15,485
7/31/14              16,765                   17,161               15,953               16,017                16,165
1/31/15              16,822                   17,278               16,646               16,990                17,120
7/31/15              16,983                   17,484               17,745               17,124                17,413
1/31/16              14,096                   14,552               16,345               16,197                16,262
7/31/16              16,842                   17,452               18,604               18,915                18,925
1/31/17              19,685                   20,513               19,746               20,712                20,903
7/31/17              20,683                   21,625               21,571               22,378                22,680
1/31/18              24,633                   25,842               24,847               26,030                26,658
7/31/18              24,318                   25,591               25,061               25,285                26,050
1/31/19              22,671                   23,910               24,307               23,882                24,701
7/31/19              25,211                   26,678               27,067               26,191                27,336
1/31/20              26,275                   27,897               29,506               27,605                28,750
7/31/20              23,624                   25,166               30,324               24,698                25,812
1/31/21              29,901                   31,954               35,361               29,472                30,890
7/31/21              36,195                   38,813               41,837               36,168                37,853
1/31/22              35,239                   37,912               42,544               35,538                35,911


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

The First Trust Materials AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Materials Index (the
"Materials Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Materials Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXZ."

The Materials Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the materials and processing sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Materials Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                     2.26%     25.24%     10.88%      11.09%       9.11%        67.57%    186.23%      261.10%
Market Price                            2.28%     25.24%     10.87%      11.08%       9.11%        67.48%    186.00%      261.10%

INDEX PERFORMANCE
StrataQuant(R) Materials Index          2.62%     26.08%     11.67%      11.89%       9.91%        73.68%    207.43%      302.44%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%       9.97%       115.46%    315.91%      305.82%
S&P 500(R) Materials Index              1.50%     21.48%     12.48%      10.83%       7.64%        80.06%    179.69%      196.04%
Russell 1000(R) Basic Materials
   Index(1)                            -1.25%     20.57%     11.51%      10.83%        N/A         72.44%    179.55%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Basic Materials Index because performance data does not exist for each of the entire periods using solely the
U.S. sector scheme, or alternatively, using solely the RGS. On September 18,
2020, the name of the Russell 1000(R) Materials and Processing Index was changed to Russell 1000(R) Basic Materials Index.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Materials
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Materials AlphaDEX(R) Fund ("FXZ"). Neither FTP, the Trust
nor FXZ is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXZ particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXZ or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXZ into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXZ to be issued or in the determination or calculation of the equation by which
FXZ is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXZ. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Materials                                     92.4%
Industrials                                    7.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
LyondellBasell Industries N.V., Class A        5.2%
Westlake Chemical Corp.                        5.1
Reliance Steel & Aluminum Co.                  4.7
Steel Dynamics, Inc.                           4.5
Nucor Corp.                                    4.4
Olin Corp.                                     4.4
United States Steel Corp.                      4.4
Sylvamo Corp.                                  4.3
Dow, Inc.                                      4.2
Huntsman Corp.                                 4.1
                                            -------
  Total                                       45.3%
                                            =======


                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2011 - JANUARY 31, 2022

            First Trust Materials      StrataQuant(R)       Russell 1000(R)        S&P 500(R)            Russell 1000(R)
              AlphaDEX(R) Fund         Materials Index           Index           Materials Index      Basic Materials Index
7/31/11            $10,000                 $10,000              $10,000              $10,000                 $10,000
1/31/12              9,880                   9,932               10,229               10,013                  10,116
7/31/12              9,522                   9,609               10,796                9,479                   9,617
1/31/13             11,568                  11,725               11,971               10,754                  11,089
7/31/13             11,941                  12,147               13,627               11,255                  11,662
1/31/14             13,392                  13,677               14,633               12,410                  12,813
7/31/14             14,058                  14,406               15,953               13,857                  13,984
1/31/15             13,050                  13,409               16,646               13,640                  13,727
7/31/15             13,445                  13,865               17,745               13,270                  13,577
1/31/16             11,510                  11,904               16,345               11,391                  11,856
7/31/16             15,256                  15,838               18,604               14,385                  15,073
1/31/17             16,877                  17,578               19,746               15,551                  16,398
7/31/17             17,395                  18,180               21,571               16,481                  17,351
1/31/18             20,508                  21,515               24,847               19,168                  20,089
7/31/18             19,690                  20,729               25,061               18,366                  19,350
1/3/119             17,056                  18,008               24,307               16,561                  17,399
7/31/19             17,707                  18,769               27,068               18,340                  19,221
1/31/20             17,208                  18,313               29,507               18,351                  19,310
7/31/20             16,859                  18,012               30,324               19,499                  20,319
1/31/21             22,580                  24,217               35,361               23,058                  23,457
7/31/21             27,655                  29,755               41,837               27,593                  28,639
1/31/22             28,280                  30,535               42,544               28,007                  28,281


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

The First Trust Technology AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Technology Index (the
"Technology Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Technology Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXL."

The Technology Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the technology sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Technology
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -6.30%      5.72%     24.75%      18.68%       13.09%      202.19%    454.34%      512.43%
Market Price                           -6.33%      5.71%     24.74%      18.67%       13.09%      202.01%    453.89%      512.21%

INDEX PERFORMANCE
StrataQuant(R) Technology Index        -6.01%      6.43%     25.53%      19.43%       13.90%      211.67%    490.27%      580.23%
Russell 1000(R) Index                   1.69%     20.32%     16.59%      15.32%        9.97%      115.46%    315.91%      305.82%
S&P 500(R) Information Technology
   Index                                6.02%     26.43%     29.14%      22.23%       16.10%      259.15%    644.29%      802.43%
Russell 1000(R) Technology Index(1)     3.47%     25.70%     28.94%      21.62%        N/A        256.34%    607.76%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Technology Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Technology
Index ("Index") for use by First Trust Portfolios L.P. ("FTP") in connection with the First Trust Technology AlphaDEX(R) Fund ("FXL"). Neither FTP, the Trust
nor FXL is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank Russell Company
("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXL particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXL or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXL into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXL to be issued or in the determination or calculation of the equation by which
FXL is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXL. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        90.7%
Industrials                                    4.5
Communication Services                         3.7
Health Care                                    0.6
Consumer Discretionary                         0.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
IAC/InterActiveCorp.                           1.8%
Hewlett Packard Enterprise Co.                 1.8
Amdocs Ltd.                                    1.8
Avnet, Inc.                                    1.7
HP, Inc.                                       1.7
QUALCOMM, Inc.                                 1.7
Intel Corp.                                    1.7
Xerox Holdings Corp.                           1.6
Arrow Electronics, Inc.                        1.6
KLA Corp.                                      1.6
                                            -------
  Total                                       17.0%
                                            =======


                                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                                  JULY 31, 2011 - JANUARY 31, 2022

            First Trust Technology      StrataQuant(R)      Russell 1000(R)     S&P 500(R) Information     Russell 1000(R)
               AlphaDEX(R) Fund        Technology Index          Index             Technology Index        Technology Index
7/31/11            $10,000                 $10,000              $10,000                $10,000                 $10,000
1/31/12             10,128                  10,172               10,229                 10,629                  10,611
7/31/12              9,620                   9,698               10,796                 11,305                  11,055
1/31/13             10,532                  10,661               11,971                 11,494                  11,127
7/31/13             11,981                  12,175               13,627                 12,564                  12,142
1/31/14             13,794                  14,075               14,633                 14,197                  13,794
7/31/14             14,687                  15,038               15,953                 16,097                  15,693
1/31/15             15,508                  15,928               16,646                 16,819                  16,297
7/31/15             16,262                  16,757               17,745                 18,153                  17,388
1/31/16             14,118                  14,597               16,345                 17,634                  16,678
7/31/16             16,329                  16,939               18,604                 19,928                  18,976
1/31/17             18,579                  19,265               19,746                 22,027                  21,077
7/31/17             21,346                  22,201               21,571                 25,802                  24,542
1/31/18             26,304                  27,452               24,847                 31,522                  29,880
7/31/18             26,799                  28,061               25,061                 33,149                  31,368
1/31/19             28,056                  29,380               24,307                 31,236                  29,953
7/31/19             33,016                  34,686               27,068                 38,361                  35,701
1/31/20             35,007                  36,924               29,507                 45,631                  42,113
7/31/20             42,698                  45,187               30,324                 53,288                  49,980
1/31/21             53,112                  56,421               35,361                 62,576                  59,751
7/31/21             59,922                  63,878               41,837                 74,623                  72,586
1/31/22             56,147                  60,039               42,544                 79,115                  75,105


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

The First Trust Utilities AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the StrataQuant(R) Utilities Index (the
"Utilities Index"). The Fund will normally invest at least 90% of its net assets
(including investment borrowings) in the common stocks that comprise the
Utilities Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FXU."

The Utilities Index is a modified equal-dollar weighted index designed by IDI to objectively identify and select stocks from the Russell 1000(R) Index in the utilities sector that may generate positive alpha relative to traditional passive-style indices through the use of the AlphaDEX(R) selection methodology.
Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. IDI constructs the Utilities
Index using the ICB sector scheme to determine a stock's sector membership.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    5.75%      18.11%      6.49%       9.69%       6.48%        36.95%    152.05%      152.26%
Market Price                           5.72%      18.12%      6.48%       9.68%       6.48%        36.91%    151.97%      152.15%

INDEX PERFORMANCE
StrataQuant(R) Utilities Index         6.01%      18.81%      7.13%      10.49%       7.30%        41.13%    171.08%      182.45%
Russell 1000(R) Index                  1.69%      20.32%     16.59%      15.32%       9.97%       115.46%    315.91%      305.82%
S&P 500(R) Utilities Index             6.56%      14.87%     10.74%      11.10%       7.38%        66.57%    186.42%      185.51%
Russell 1000(R) Utilities Index(1)     5.95%      15.79%      8.85%      10.38%        N/A         52.83%    168.45%        N/A
-----------------------------------------------------------------------------------------------------------------------------------


(See Notes to Fund Performance Overview on page 22.)

-----------------------------

(1) On or about September 18, 2008, Russell began calculating its Russell U.S.
Indices using an enhanced Russell sector scheme, the RGS. The RGS and the former
U.S. sector scheme ran in tandem until June 30, 2009, when Russell officially transitioned to the RGS and ceased calculating its indices using the U.S. sector scheme. Consequently, performance data is not available for all the periods shown in the table for the Russell 1000(R) Utilities Index because performance data does not exist for each of the entire periods using solely the U.S. sector scheme, or alternatively, using solely the RGS.

Source ICE Data Indices, LLC ("ICE Data"), is used with permission.
"StrataQuant(R)" is a service/trade mark of ICE Data or its affiliates. Frank
Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indices. Russell(R), Russell 1000(R) and
Russell 3000(R) are all registered trademarks of Frank Russell Company. Russell
1000(R) and Russell 3000(R) are being utilized in the indices under license.
These trademarks have been licensed, along with the StrataQuant(R) Utilities
Index (the "Utilities Index") for use by First Trust Portfolios L.P. ("FTP") in
connection with the First Trust Utilities AlphaDEX(R) Fund ("FXU"). Neither FTP,
the Trust nor FXU is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers including without limitation Frank
Russell Company ("ICE Data and its Suppliers"). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in FXU particularly, the Trust or the ability of the Index to track general stock market performance. ICE Data's only relationship to FTP is the licensing of certain trademarks, trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or FXU or its holders. ICE Data has no obligation to take the needs of FTP or the holders of FXU into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of
FXU to be issued or in the determination or calculation of the equation by which
FXU is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of FXU. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE
Data to buy, sell, or hold such security, nor is it considered to be investment advice.

ICE DATA AND ITS SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS,
EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY
INFORMATION INCLUDED IN, RELATED TO, OR DERIVED THEREFROM ("INDEX DATA"). ICE
DATA AND ITS SUPPLIERS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH
RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES AND
THE INDEX DATA, WHICH ARE PROVIDED ON AN "AS IS" BASIS AND YOUR USE IS AT YOUR
OWN RISK.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU) (CONTINUED)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Utilities                                     92.3%
Industrials                                    7.7
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
American Electric Power Co., Inc.              4.3%
Exelon Corp.                                   4.3
Entergy Corp.                                  4.2
OGE Energy Corp.                               4.2
UGI Corp.                                      4.2
Pinnacle West Capital Corp.                    4.2
Evergy, Inc.                                   4.0
NRG Energy, Inc.                               3.9
PG&E Corp.                                     3.6
Atmos Energy Corp.                             3.5
                                            -------
  Total                                       40.4%
                                            =======


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                           JULY 31, 2011 - JANUARY 31, 2022

            First Trust Utilities    StrataQuant(R)     Russell 1000(R)      S&P 500(R)       Russell 1000(R)
              AlphaDEX(R) Fund       Utilities Index         Index         Utilities Index    Utilities Index
7/31/11            $10,000               $10,000            $10,000            $10,000            $10,000
1/31/12              9,926                 9,966             10,229             10,695             10,333
7/31/12             10,664                10,755             10,796             11,929             12,115
1/31/13             11,105                11,238             11,971             11,790             12,021
7/31/13             12,361                12,621             13,627             12,885             13,165
1/31/14             12,713                13,034             14,633             13,109             13,252
7/31/14             13,979                14,390             15,953             14,078             14,452
1/31/15             15,775                16,290             16,646             16,804             15,522
7/31/15             14,784                15,317             17,745             15,549             15,038
1/31/16             14,938                15,535             16,345             16,388             15,921
7/31/16             18,133                18,935             18,604             19,141             18,748
1/31/17             18,267                19,141             19,746             18,389             18,152
7/31/17             18,781                19,743             21,571             20,234             18,915
1/31/18             17,752                18,720             24,847             19,736             18,998
7/31/18             18,575                19,667             25,061             20,805             19,131
1/31/19             19,747                20,983             24,307             21,923             20,015
7/31/19             20,751                22,091             27,068             24,244             21,952
1/31/20             21,688                23,160             29,507             28,565             25,113
7/31/20             20,604                22,037             30,324             25,660             22,677
1/31/21             21,179                22,740             35,361             26,666             23,961
7/31/21             23,658                25,485             41,837             28,747             26,182
1/31/22             25,018                27,017             42,544             30,633             27,740


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period May 8, 2007 (inception) to May 10, 2007 (the first day of secondary market trading) the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2022 (UNAUDITED)

As a shareholder of First Trust Consumer Discretionary AlphaDEX(R) Fund, First
Trust Consumer Staples AlphaDEX(R) Fund, First Trust Energy AlphaDEX(R) Fund,
First Trust Financials AlphaDEX(R) Fund, First Trust Health Care AlphaDEX(R)
Fund, First Trust Industrials/Producer Durables AlphaDEX(R) Fund, First Trust
Materials AlphaDEX(R) Fund, First Trust Technology AlphaDEX(R) Fund or First
Trust Utilities AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2021     JANUARY 31, 2022        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)
Actual                                              $1,000.00           $  941.90             0.61%             $2.99
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)
Actual                                              $1,000.00           $1,109.00             0.64%             $3.40
Hypothetical (5% return before expenses)            $1,000.00           $1,021.98             0.64%             $3.26

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)
Actual                                              $1,000.00           $1,312.10             0.63%             $3.67
Hypothetical (5% return before expenses)            $1,000.00           $1,022.03             0.63%             $3.21

FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)
Actual                                              $1,000.00           $1,076.40             0.61%             $3.19
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)
Actual                                              $1,000.00           $  906.10             0.61%             $2.93
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11


                                                                         Page 23


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE       DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2021     JANUARY 31, 2022        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)
Actual                                              $1,000.00           $  973.60             0.61%             $3.03
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)
Actual                                              $1,000.00           $1,022.60             0.62%             $3.16
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)
Actual                                              $1,000.00           $  937.00             0.61%             $2.98
Hypothetical (5% return before expenses)            $1,000.00           $1,022.13             0.61%             $3.11

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)
Actual                                              $1,000.00           $1,057.50             0.65%             $3.37
Hypothetical (5% return before expenses)            $1,000.00           $1,021.93             0.65%             $3.31


(a)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AIRLINES -- 0.9%
      186,739  Alaska Air Group, Inc. (a)       $    10,222,093
      113,559  Southwest Airlines Co. (a)             5,082,901
                                                ---------------
                                                     15,304,994
                                                ---------------
               AUTO COMPONENTS -- 3.7%
       92,161  Aptiv PLC (a)                         12,587,349
      431,708  BorgWarner, Inc.                      18,930,396
      558,326  Gentex Corp.                          17,531,436
       83,084  Lear Corp.                            13,901,615
                                                ---------------
                                                     62,950,796
                                                ---------------
               AUTOMOBILES -- 5.7%
      731,888  Ford Motor Co.                        14,857,326
      432,130  General Motors Co. (a)                22,786,215
      516,247  Harley-Davidson, Inc.                 17,846,659
       18,418  Tesla, Inc. (a)                       17,252,509
      244,142  Thor Industries, Inc.                 23,093,392
                                                ---------------
                                                     95,836,101
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
       64,158  Copart, Inc. (a)                       8,292,422
      142,191  Rollins, Inc.                          4,386,592
                                                ---------------
                                                     12,679,014
                                                ---------------
               DISTRIBUTORS -- 2.3%
       34,690  Genuine Parts Co.                      4,621,749
      253,230  LKQ Corp.                             13,899,795
       44,758  Pool Corp.                            21,315,997
                                                ---------------
                                                     39,837,541
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 2.2%
      132,723  Frontdoor, Inc. (a)                    4,817,845
      227,008  Grand Canyon Education,
                  Inc. (a)                           18,996,029
      137,050  Service Corp. International            8,458,726
      107,555  Terminix Global Holdings,
                  Inc. (a)                            4,639,923
                                                ---------------
                                                     36,912,523
                                                ---------------
               ENTERTAINMENT -- 2.9%
      292,452  Activision Blizzard, Inc.             23,106,632
      127,011  Live Nation Entertainment,
                  Inc. (a)                           13,908,975
        8,066  Netflix, Inc. (a)                      3,445,311
       27,382  Take-Two Interactive Software,
                  Inc. (a)                            4,472,576
       98,591  World Wrestling Entertainment,
                  Inc., Class A                       4,923,635
                                                ---------------
                                                     49,857,129
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.3%
       44,617  Costco Wholesale Corp.                22,537,385
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 11.4%
      231,828  Boyd Gaming Corp. (a)                 13,784,493
      104,025  Caesars Entertainment, Inc. (a)        7,920,463
        2,775  Chipotle Mexican Grill, Inc. (a)       4,122,484

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
      124,745  Choice Hotels International,
                  Inc.                          $    17,888,433
       40,397  Churchill Downs, Inc.                  8,495,489
       64,594  Darden Restaurants, Inc.               9,034,763
       26,927  Domino's Pizza, Inc.                  12,242,361
       53,840  Expedia Group, Inc. (a)                9,868,334
       62,359  Hilton Worldwide Holdings,
                  Inc. (a)                            9,048,914
       29,435  Marriott International, Inc.,
                  Class A (a)                         4,742,567
       36,282  McDonald's Corp.                       9,413,365
      216,782  MGM Resorts International              9,260,927
      187,632  Penn National Gaming, Inc. (a)         8,557,896
      107,406  Planet Fitness, Inc.,
                  Class A (a)                         9,520,468
      228,487  Six Flags Entertainment
                  Corp. (a)                           9,022,952
       41,599  Starbucks Corp.                        4,090,014
       88,016  Travel + Leisure Co.                   4,999,309
      203,948  Wendy's (The) Co.                      4,696,922
      169,570  Wyndham Hotels & Resorts, Inc.        14,235,401
      195,194  Yum China Holdings, Inc.               9,402,495
      109,458  Yum! Brands, Inc.                     13,700,858
                                                ---------------
                                                    194,048,908
                                                ---------------
               HOUSEHOLD DURABLES -- 11.6%
      233,610  D.R. Horton, Inc.                     20,842,684
      111,639  Garmin Ltd.                           13,890,124
      472,732  Leggett & Platt, Inc.                 18,838,370
      218,097  Lennar Corp., Class A                 20,961,303
      696,012  Newell Brands, Inc.                   16,154,439
        4,295  NVR, Inc. (a)                         22,880,410
      443,238  PulteGroup, Inc.                      23,354,210
      413,729  Tempur Sealy International, Inc.      16,470,552
      349,986  Toll Brothers, Inc.                   20,638,674
      107,965  Whirlpool Corp.                       22,693,163
                                                ---------------
                                                    196,723,929
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 2.3%
        1,472  Amazon.com, Inc. (a)                   4,403,444
       73,147  eBay, Inc.                             4,393,940
       44,444  Etsy, Inc. (a)                         6,981,264
    3,333,571  Qurate Retail, Inc., Series A         23,435,004
                                                ---------------
                                                     39,213,652
                                                ---------------
               LEISURE PRODUCTS -- 2.5%
       47,793  Hasbro, Inc.                           4,419,897
      705,059  Mattel, Inc. (a)                      14,749,834
      177,032  Polaris, Inc.                         19,932,033
       58,714  YETI Holdings, Inc. (a)                3,850,464
                                                ---------------
                                                     42,952,228
                                                ---------------
               MEDIA -- 8.3%
      826,566  Discovery, Inc., Class A (a) (b)      23,069,457
      527,292  Fox Corp., Class A                    21,413,328
      259,786  Interpublic Group of (The) Cos.,
                  Inc.                                9,232,794
      681,352  News Corp., Class A                   15,153,268
      167,815  Nexstar Media Group, Inc.,
                  Class A                            27,753,245

                        See Notes to Financial Statements                Page 25


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
      207,457  Omnicom Group, Inc.              $    15,633,960
      839,462  ViacomCBS, Inc., Class B              28,080,004
                                                ---------------
                                                    140,336,056
                                                ---------------
               MULTILINE RETAIL -- 5.1%
       41,251  Dollar General Corp.                   8,600,008
       69,243  Dollar Tree, Inc. (a)                  9,086,066
      512,972  Kohl's Corp.                          30,629,558
      215,059  Nordstrom, Inc. (a)                    4,838,828
      380,107  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                           18,222,330
       65,690  Target Corp.                          14,480,047
                                                ---------------
                                                     85,856,837
                                                ---------------
               PERSONAL PRODUCTS -- 1.0%
      463,276  Coty, Inc., Class A (a)                3,928,581
       41,051  Estee Lauder (The) Cos., Inc.,
                  Class A                            12,799,291
                                                ---------------
                                                     16,727,872
                                                ---------------
               PROFESSIONAL SERVICES -- 0.8%
      741,160  Nielsen Holdings PLC                  13,978,277
                                                ---------------
               ROAD & RAIL -- 1.0%
       26,804  AMERCO                                16,322,296
                                                ---------------
               SOFTWARE -- 0.7%
      165,883  Trade Desk (The), Inc.,
                  Class A (a)                        11,535,504
                                                ---------------
               SPECIALTY RETAIL -- 25.7%
       40,549  Advance Auto Parts, Inc.               9,387,499
      216,822  AutoNation, Inc. (a)                  23,633,598
       12,099  AutoZone, Inc. (a)                    24,032,849
      217,816  Bath & Body Works, Inc.               12,212,943
      191,498  Best Buy Co., Inc.                    19,011,921
       33,361  Burlington Stores, Inc. (a)            7,904,222
      116,720  CarMax, Inc. (a)                      12,975,762
      220,336  Dick's Sporting Goods, Inc. (b)       25,426,774
       73,461  Five Below, Inc. (a)                  12,047,604
      149,651  Floor & Decor Holdings, Inc.,
                  Class A (a)                        16,270,057
      580,687  Foot Locker, Inc.                     25,945,095
       32,769  GameStop Corp., Class A (a) (b)        3,569,527
    1,102,414  Gap (The), Inc.                       19,920,621
       61,059  Home Depot (The), Inc.                22,407,432
      205,606  Leslie's, Inc. (a)                     4,282,773
       85,307  Lithia Motors, Inc.                   24,920,734
       98,020  Lowe's Cos., Inc.                     23,265,047
       27,542  O'Reilly Automotive, Inc. (a)         17,950,499
      236,299  Penske Automotive Group, Inc.         24,015,067
      491,602  Petco Health & Wellness Co.,
                  Inc. (a) (b)                        9,217,538
       42,569  Ross Stores, Inc.                      4,161,120
      256,298  TJX (The) Cos., Inc.                  18,445,767
      106,182  Tractor Supply Co.                    23,180,592
       47,187  Ulta Beauty, Inc. (a)                 17,163,799
      273,694  Victoria's Secret & Co. (a)           15,280,336
      115,044  Williams-Sonoma, Inc.                 18,469,164
                                                ---------------
                                                    435,098,340
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 8.8%
      149,881  Capri Holdings Ltd. (a)          $     9,003,352
      192,223  Carter's, Inc.                        17,899,806
      156,015  Columbia Sportswear Co.               14,489,113
       26,559  Deckers Outdoor Corp. (a)              8,504,989
      290,932  Hanesbrands, Inc.                      4,684,005
       12,428  Lululemon Athletica, Inc. (a)          4,147,969
       58,369  NIKE, Inc., Class B                    8,642,698
      182,447  PVH Corp.                             17,334,289
      127,884  Ralph Lauren Corp.                    14,174,663
      448,323  Skechers U.S.A., Inc.,
                  Class A (a)                        18,829,566
      479,253  Tapestry, Inc.                        18,187,651
      459,121  Under Armour, Inc., Class A (a)        8,645,248
       66,423  VF Corp.                               4,331,444
                                                ---------------
                                                    148,874,793
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.1%
      104,576  SiteOne Landscape Supply,
                  Inc. (a)                           18,836,229
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,696,420,404
               (Cost $1,567,209,597)            ---------------

               MONEY MARKET FUNDS -- 0.7%
   12,215,665  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                      12,215,665
      521,167  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     521,167
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.7%                            12,736,832
               (Cost $12,736,832)               ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.9%
$  15,093,346  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $15,093,359. Collateralized
                  by U.S. Treasury Note,
                  interest rate of 1.13%, due
                  02/28/25. The value of the
                  collateral including accrued
                  interest is $15,424,232. (d)       15,093,346
               (Cost $15,093,346)               ---------------

               TOTAL INVESTMENTS -- 101.6%        1,724,250,582
               (Cost $1,595,039,775)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.6)%             (27,968,127)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,696,282,455
                                                ===============

Page 26                 See Notes to Financial Statements


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $27,654,821 and the total value of the collateral held by the Fund is $27,309,011.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $    27,654,821
Non-cash Collateral(2)                              (27,309,011)
                                                ---------------
Net Amount                                      $       345,810
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $    15,093,346
Non-cash Collateral(4)                              (15,093,346)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $1,696,420,404  $1,696,420,404  $          --  $         --
Money Market
  Funds            12,736,832      12,736,832             --            --
Repurchase
  Agreements       15,093,346              --     15,093,346            --
               -----------------------------------------------------------
Total
  Investments  $1,724,250,582  $1,709,157,236  $  15,093,346  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 27


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BEVERAGES -- 8.3%
       44,792  Coca-Cola (The) Co.              $     2,732,760
      143,901  Keurig Dr Pepper, Inc.                 5,461,043
       57,221  Molson Coors Beverage Co.,
                  Class B                             2,727,153
       55,228  Monster Beverage Corp. (a)             4,789,372
       61,070  PepsiCo, Inc.                         10,596,866
                                                ---------------
                                                     26,307,194
                                                ---------------
               CHEMICALS -- 4.2%
      280,467  Corteva, Inc.                         13,484,853
                                                ---------------
               FOOD & STAPLES RETAILING
                  -- 12.7%
      175,695  Albertsons Cos., Inc., Class A         4,945,814
       53,755  Casey's General Stores, Inc.          10,095,727
       93,778  Grocery Outlet Holding
                  Corp. (a)                           2,380,086
      175,792  Kroger (The) Co.                       7,662,773
       33,764  Sysco Corp.                            2,638,657
       76,143  US Foods Holding Corp. (a)             2,684,802
      203,383  Walgreens Boots Alliance, Inc.        10,120,338
                                                ---------------
                                                     40,528,197
                                                ---------------
               FOOD PRODUCTS -- 53.1%
      196,191  Archer-Daniels-Midland Co.            14,714,325
      142,036  Bunge Ltd.                            14,041,679
      244,096  Campbell Soup Co.                     10,769,515
      388,301  Conagra Brands, Inc.                  13,497,343
      153,100  Darling Ingredients, Inc. (a)          9,763,187
      289,636  Flowers Foods, Inc.                    8,147,461
      118,079  General Mills, Inc.                    8,109,666
       62,240  Hain Celestial Group (The),
                  Inc. (a)                            2,273,627
       27,415  Hershey (The) Co.                      5,402,674
      108,670  Hormel Foods Corp.                     5,158,565
       54,887  Ingredion, Inc.                        5,197,799
       97,633  J.M. Smucker (The) Co.                13,725,247
      123,506  Kellogg Co.                            7,780,878
      295,499  Kraft Heinz (The) Co.                 10,578,864
      119,987  Mondelez International, Inc.,
                  Class A                             8,042,729
      470,228  Pilgrim's Pride Corp. (a)             13,152,277
       47,053  Post Holdings, Inc. (a)                4,979,148
      152,139  Tyson Foods, Inc., Class A            13,827,914
                                                ---------------
                                                    169,162,898
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 7.7%
      102,833  CVS Health Corp.                      10,952,743
       53,347  McKesson Corp.                        13,695,242
                                                ---------------
                                                     24,647,985
                                                ---------------
               HOUSEHOLD PRODUCTS -- 9.5%
       77,624  Church & Dwight Co., Inc.              7,968,104
       18,556  Kimberly-Clark Corp.                   2,554,233
       16,211  Procter & Gamble (The) Co.             2,601,055
      253,385  Reynolds Consumer Products,
                  Inc.                                7,669,964

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOUSEHOLD PRODUCTS (CONTINUED)
      104,292  Spectrum Brands Holdings, Inc.   $     9,321,619
                                                ---------------
                                                     30,114,975
                                                ---------------
               PERSONAL PRODUCTS -- 2.6%
      194,387  Herbalife Nutrition Ltd. (a)           8,263,391
                                                ---------------
               TOBACCO -- 1.8%
       55,833  Philip Morris International,
                  Inc.                                5,742,424
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          318,251,917
               (Cost $288,521,579)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      342,778  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     342,778
               (Cost $342,778)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          318,594,695
               (Cost $288,864,357)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   102,327
                                                ---------------
               NET ASSETS -- 100.0%             $   318,697,022
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $  318,251,917  $  318,251,917  $          --  $         --
Money Market
  Funds               342,778         342,778             --            --
               -----------------------------------------------------------
Total
  Investments  $  318,594,695  $  318,594,695  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 28                 See Notes to Financial Statements


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.4%
               ELECTRICAL EQUIPMENT -- 1.6%
      212,946  ChargePoint Holdings, Inc. (a)   $     2,949,302
      143,661  Plug Power, Inc. (a)                   3,141,866
      166,959  Shoals Technologies Group,
                  Inc., Class A (a)                   2,814,929
                                                ---------------
                                                      8,906,097
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 9.4%
      578,093  Baker Hughes Co.                      15,862,872
      405,431  Halliburton Co.                       12,462,949
      299,433  NOV, Inc.                              4,916,690
      464,387  Schlumberger N.V.                     18,143,600
                                                ---------------
                                                     51,386,111
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 84.1%
    1,915,761  Antero Midstream Corp.                19,061,822
      344,820  APA Corp.                             11,451,472
      182,821  Cheniere Energy, Inc.                 20,457,670
      195,706  Chevron Corp.                         25,702,069
      321,138  ConocoPhillips                        28,459,249
      490,474  Continental Resources, Inc.           25,475,220
      976,062  Coterra Energy, Inc.                  21,375,758
      315,795  Devon Energy Corp.                    15,969,753
      214,898  Diamondback Energy, Inc.              27,111,532
      386,516  DT Midstream, Inc.                    19,982,877
      260,998  EOG Resources, Inc.                   29,096,057
      185,987  EQT Corp. (a)                          3,952,224
      151,530  Exxon Mobil Corp.                     11,510,219
      125,259  Hess Corp.                            11,560,153
      700,612  HollyFrontier Corp.                   24,633,518
    1,169,306  Kinder Morgan, Inc.                   20,299,152
    1,129,405  Marathon Oil Corp.                    21,989,515
      217,323  Marathon Petroleum Corp.              15,592,925
      168,025  New Fortress Energy, Inc. (b)          3,689,829
      479,790  Occidental Petroleum Corp.            18,073,689
      236,698  ONEOK, Inc.                           14,362,835
       55,945  Phillips 66                            4,743,576
      127,494  Pioneer Natural Resources Co.         27,907,162
      177,526  Targa Resources Corp.                 10,488,236
        3,252  Texas Pacific Land Corp.               3,495,900
      123,480  Valero Energy Corp.                   10,245,136
      534,101  Williams (The) Cos., Inc.             15,990,984
                                                ---------------
                                                    462,678,532
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.3%
       50,698  Enphase Energy, Inc. (a)               7,121,548
      212,789  First Solar, Inc. (a)                 16,678,402
                                                ---------------
                                                     23,799,950
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.4%                          546,770,690
               (Cost $465,080,217)              ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 1.2%
      960,660  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                 $       960,660
    5,818,061  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                   5,818,061
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 1.2%                             6,778,721
               (Cost $6,778,721)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$   1,186,965  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $1,186,966. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest is
                  $1,212,987. (d)                     1,186,965
               (Cost $1,186,965)                ---------------

               TOTAL INVESTMENTS -- 100.8%          554,736,376
               (Cost $473,045,903)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.8)%              (4,339,470)
                                                ---------------
               NET ASSETS -- 100.0%             $   550,396,906
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,272,860 and the total value of the collateral held by the Fund is $2,147,625.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 29


FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,272,860
Non-cash Collateral(2)                               (2,147,625)
                                                ---------------
Net Amount                                      $       125,235
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,186,965
Non-cash Collateral(4)                               (1,186,965)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $  546,770,690  $  546,770,690  $          --  $         --
Money Market
  Funds             6,778,721       6,778,721             --            --
Repurchase
  Agreements        1,186,965              --      1,186,965            --
               -----------------------------------------------------------
Total
  Investments  $  554,736,376  $  553,549,411  $   1,186,965  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 30                 See Notes to Financial Statements


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               BANKS -- 20.4%
      109,178  Bank of America Corp.            $     5,037,473
      208,781  Bank OZK                               9,781,390
       92,088  BOK Financial Corp.                    9,443,624
      321,726  Citigroup, Inc.                       20,950,797
      323,815  Citizens Financial Group, Inc.        16,666,758
      111,660  Comerica, Inc.                        10,359,815
       61,734  East West Bancorp, Inc.                5,330,113
    1,261,366  F.N.B. Corp.                          16,296,849
      111,532  Fifth Third Bancorp                    4,977,673
      177,725  First Hawaiian, Inc.                   5,038,504
      936,946  First Horizon Corp.                   16,031,146
      314,998  Huntington Bancshares, Inc.            4,743,870
       61,350  JPMorgan Chase & Co.                   9,116,610
      419,996  KeyCorp                               10,525,100
       63,254  M&T Bank Corp.                        10,713,962
      338,729  PacWest Bancorp                       15,727,187
       50,861  Pinnacle Financial Partners,
                  Inc.                                4,918,767
       24,225  PNC Financial Services Group
                  (The), Inc.                         4,990,108
      236,822  Popular, Inc.                         21,117,418
      134,365  Prosperity Bancshares, Inc.            9,842,236
      701,851  Regions Financial Corp.               16,100,462
      101,467  Synovus Financial Corp.                5,048,998
       82,959  Truist Financial Corp.                 5,211,484
       86,474  U.S. Bancorp                           5,031,922
      795,237  Umpqua Holdings Corp.                 16,127,406
       86,985  Webster Financial Corp.                4,941,618
      318,891  Wells Fargo & Co.                     17,156,336
       90,241  Western Alliance Bancorp               8,951,005
       53,481  Wintrust Financial Corp.               5,244,882
      242,246  Zions Bancorp N.A.                    16,429,124
                                                ---------------
                                                    311,852,637
                                                ---------------
               CAPITAL MARKETS -- 25.9%
       93,005  Affiliated Managers Group, Inc.       13,598,261
       50,711  Ameriprise Financial, Inc.            15,431,864
      313,777  Ares Management Corp.,
                  Class A                            25,014,302
      167,260  Bank of New York Mellon (The)
                  Corp.                               9,911,828
      197,082  Blackstone, Inc.                      26,008,912
      464,493  Carlyle Group (The), Inc.             23,712,368
      187,710  Evercore, Inc., Class A               23,429,962
        9,994  FactSet Research Systems, Inc.         4,216,369
      761,436  Franklin Resources, Inc.              24,343,109
       50,790  Goldman Sachs Group (The),
                  Inc.                               18,014,197
    1,107,758  Invesco Ltd.                          25,101,796
      608,024  Janus Henderson Group PLC             22,436,086
      657,230  Jefferies Financial Group, Inc.       24,080,907
       65,198  KKR & Co., Inc.                        4,639,490
      222,658  Lazard Ltd., Class A                   9,716,795
       95,573  LPL Financial Holdings, Inc.          16,469,139
       49,482  Morgan Stanley                         5,073,884
       56,811  Morningstar, Inc.                     16,328,050
      193,518  Raymond James Financial, Inc.         20,487,751
      251,073  SEI Investments Co.                   14,715,389

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
      104,459  State Street Corp.               $     9,871,375
      137,950  Stifel Financial Corp.                10,332,455
       77,808  T. Rowe Price Group, Inc.             12,015,889
      673,915  Virtu Financial, Inc., Class A        20,844,191
                                                ---------------
                                                    395,794,369
                                                ---------------
               CONSUMER FINANCE -- 6.1%
      408,089  Ally Financial, Inc.                  19,474,007
       28,252  Credit Acceptance Corp. (a)           15,243,649
      132,404  Discover Financial Services           15,325,763
      509,605  OneMain Holdings, Inc.                26,326,194
      777,852  SLM Corp.                             14,265,806
       32,103  Upstart Holdings, Inc. (a)             3,499,548
                                                ---------------
                                                     94,134,967
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 4.7%
      352,073  Apollo Global Management,
                  Inc.                               24,645,131
       85,288  Berkshire Hathaway, Inc.,
                  Class B (a)                        26,696,849
      293,003  Voya Financial, Inc.                  19,912,484
                                                ---------------
                                                     71,254,464
                                                ---------------
               INSURANCE -- 35.9%
      262,036  Aflac, Inc.                           16,461,102
       22,918  Alleghany Corp. (a)                   15,217,552
      216,751  Allstate (The) Corp.                  26,155,343
       70,743  American Financial Group, Inc.         9,216,398
      341,700  American International Group,
                  Inc.                               19,733,175
      437,098  Arch Capital Group Ltd. (a)           20,246,379
      193,518  Assured Guaranty Ltd.                 10,312,574
      178,345  Axis Capital Holdings Ltd.            10,162,098
      276,453  Brown & Brown, Inc.                   18,323,305
      100,509  Chubb Ltd.                            19,828,416
      223,828  Cincinnati Financial Corp.            26,373,653
       55,857  Everest Re Group Ltd.                 15,829,874
      488,703  Fidelity National Financial,
                  Inc.                               24,606,196
      325,969  First American Financial Corp.        24,287,950
      103,654  Globe Life, Inc.                      10,603,804
    5,126,389  GoHealth, Inc., Class A (a)           14,148,834
      116,742  Hanover Insurance Group (The),
                  Inc.                               16,105,726
      281,415  Hartford Financial Services
                  Group (The), Inc.                  20,225,296
      142,318  Lincoln National Corp.                 9,959,414
      336,376  Loews Corp.                           20,068,192
       20,665  Markel Corp. (a)                      25,474,572
       55,888  Marsh & McLennan Cos., Inc.            8,586,632
      480,598  Mercury General Corp.                 26,269,487
      155,456  MetLife, Inc.                         10,424,879
    1,037,453  Old Republic International Corp.      26,589,920
       67,154  Principal Financial Group, Inc.        4,906,271
       47,318  Progressive (The) Corp.                5,141,574
      179,501  Prudential Financial, Inc.            20,026,927
       44,362  Reinsurance Group of America,
                  Inc.                                5,094,089
       28,685  RenaissanceRe Holdings Ltd.            4,508,422

                        See Notes to Financial Statements                Page 31


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      124,202  Travelers (The) Cos., Inc.       $    20,639,888
      790,761  Unum Group                            20,069,514
       58,954  W.R. Berkley Corp.                     4,981,613
        9,582  White Mountains Insurance
                  Group Ltd.                          9,974,479
       40,904  Willis Towers Watson PLC               9,569,900
                                                ---------------
                                                    550,123,448
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 4.2%
    1,291,822  AGNC Investment Corp.                 19,235,230
    3,260,943  Annaly Capital Management,
                  Inc.                               25,761,450
    1,814,099  New Residential Investment
                  Corp.                              19,320,154
                                                ---------------
                                                     64,316,834
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.7%
    1,768,416  MGIC Investment Corp.                 26,844,555
    1,253,099  New York Community Bancorp,
                  Inc.                               14,611,134
                                                ---------------
                                                     41,455,689
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,528,932,408
               (Cost $1,419,777,160)            ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,831,361  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                   1,831,361
               (Cost $1,831,361)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,530,763,769
               (Cost $1,421,608,521)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                    24,284
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,530,788,053
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $1,528,932,408  $1,528,932,408  $          --  $         --
Money Market
  Funds             1,831,361       1,831,361             --            --
               -----------------------------------------------------------
Total
  Investments  $1,530,763,769  $1,530,763,769  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 32                 See Notes to Financial Statements


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               BIOTECHNOLOGY -- 17.5%
      232,093  AbbVie, Inc.                     $    31,771,211
       37,064  Alnylam Pharmaceuticals,
                  Inc. (a)                            5,100,006
       55,876  Amgen, Inc.                           12,691,675
       78,589  Biogen, Inc. (a)                      17,761,114
      687,645  Exelixis, Inc. (a)                    12,446,375
      346,237  Gilead Sciences, Inc.                 23,779,557
      174,975  Horizon Therapeutics PLC (a)          16,330,417
      171,255  Incyte Corp. (a)                      12,729,384
       74,240  Moderna, Inc. (a)                     12,571,059
       49,761  Regeneron Pharmaceuticals,
                  Inc. (a)                           30,284,047
      738,726  Sage Therapeutics, Inc. (a)           29,120,579
       69,797  Sarepta Therapeutics, Inc. (a)         4,995,371
      116,348  United Therapeutics Corp. (a)         23,487,171
       85,861  Vertex Pharmaceuticals, Inc. (a)      20,868,516
                                                ---------------
                                                    253,936,482
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 26.3%
      178,630  Abbott Laboratories                   22,768,180
       17,499  ABIOMED, Inc. (a)                      5,177,429
        9,563  Align Technology, Inc. (a)             4,733,302
       73,220  Baxter International, Inc.             6,255,917
       49,984  Becton, Dickinson and Co.             12,702,934
      147,953  Boston Scientific Corp. (a)            6,347,184
       75,013  Cooper (The) Cos., Inc.               29,877,678
      337,968  DENTSPLY SIRONA, Inc.                 18,054,251
       23,410  Dexcom, Inc. (a)                      10,077,537
      145,543  Edwards Lifesciences Corp. (a)        15,893,296
      557,929  Envista Holdings Corp. (a)            24,124,850
      174,101  Globus Medical, Inc.,
                  Class A (a)                        11,617,760
      410,468  Hologic, Inc. (a)                     28,831,272
       52,963  ICU Medical, Inc. (a)                 11,300,186
        9,546  IDEXX Laboratories, Inc. (a)           4,842,686
      187,643  Integra LifeSciences Holdings
                  Corp. (a)                          12,148,008
       34,985  Intuitive Surgical, Inc. (a)           9,942,037
       21,467  Masimo Corp. (a)                       4,719,949
      182,264  Medtronic PLC                         18,862,501
       65,626  Penumbra, Inc. (a)                    14,832,132
      232,798  Quidel Corp. (a)                      24,062,001
       24,129  ResMed, Inc.                           5,515,889
      103,285  STERIS PLC                            23,177,154
       23,502  Stryker Corp.                          5,829,671
      208,779  Tandem Diabetes Care, Inc. (a)        24,658,888
       19,134  Teleflex, Inc.                         5,935,175
      148,421  Zimmer Biomet Holdings, Inc.          18,258,751
                                                ---------------
                                                    380,546,618
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 25.6%
      207,087  Acadia Healthcare Co., Inc. (a)       10,903,131
      116,476  Amedisys, Inc. (a)                    15,735,908
       40,677  Anthem, Inc.                          17,938,150
      122,065  Cardinal Health, Inc.                  6,294,892
       76,276  Centene Corp. (a)                      5,931,222

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       23,760  Chemed Corp.                     $    11,141,302
      136,853  Cigna Corp.                           31,539,142
      110,496  DaVita, Inc. (a)                      11,974,452
      385,234  Encompass Health Corp.                23,899,917
      122,315  HCA Healthcare, Inc.                  29,361,716
      324,265  Henry Schein, Inc. (a)                24,417,154
       40,649  Humana, Inc.                          15,954,732
      100,014  Laboratory Corp. of America
                  Holdings (a)                       27,139,799
       98,798  Molina Healthcare, Inc. (a)           28,698,843
      610,647  Premier, Inc., Class A                23,338,928
      181,640  Quest Diagnostics, Inc.               24,525,033
       62,582  UnitedHealth Group, Inc.              29,574,376
      242,368  Universal Health Services, Inc.,
                  Class B                            31,522,382
                                                ---------------
                                                    369,891,079
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
       67,677  Cerner Corp.                           6,172,142
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 18.1%
       39,368  Agilent Technologies, Inc.             5,484,750
      596,591  Avantor, Inc. (a)                     22,270,742
       41,591  Bio-Rad Laboratories, Inc.,
                  Class A (a)                        24,943,370
       36,447  Bio-Techne Corp.                      13,719,015
      224,707  Bruker Corp.                          14,965,486
       16,680  Charles River Laboratories
                  International, Inc. (a)             5,500,397
       76,412  Danaher Corp.                         21,837,786
      111,383  IQVIA Holdings, Inc. (a)              27,277,697
      300,005  Maravai LifeSciences Holdings,
                  Inc., Class A (a)                   8,676,145
       93,779  PerkinElmer, Inc.                     16,145,930
      339,246  QIAGEN N.V. (a)                       16,789,285
       71,194  Repligen Corp. (a)                    14,120,618
      244,841  Syneos Health, Inc. (a)               22,172,801
       47,097  Thermo Fisher Scientific, Inc.        27,377,486
       53,602  West Pharmaceutical Services,
                  Inc.                               21,077,378
                                                ---------------
                                                    262,358,886
                                                ---------------
               PHARMACEUTICALS -- 12.1%
       98,181  Catalent, Inc. (a)                    10,203,951
       91,016  Eli Lilly & Co.                       22,334,416
       49,335  Jazz Pharmaceuticals PLC (a)           6,853,125
       73,481  Johnson & Johnson                     12,660,042
      164,016  Merck & Co., Inc.                     13,364,024
      825,627  Organon & Co.                         26,345,758
      425,747  Pfizer, Inc.                          22,432,609
      315,437  Royalty Pharma PLC, Class A           12,620,634
    1,858,118  Viatris, Inc.                         27,816,027
      103,022  Zoetis, Inc.                          20,582,765
                                                ---------------
                                                    175,213,351
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                       1,448,118,558
               (Cost $1,326,614,037)            ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.0%
      599,834  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)             $       599,834
               (Cost $599,834)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,448,718,392
               (Cost $1,327,213,871)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (255,800)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,448,462,592
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $1,448,118,558  $1,448,118,558  $          --  $         --
Money Market
  Funds               599,834         599,834             --            --
               -----------------------------------------------------------
Total
  Investments  $1,448,718,392  $1,448,718,392  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 34                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 6.7%
      197,084  BWX Technologies, Inc.           $     8,772,209
      105,999  Curtiss-Wright Corp.                  14,075,607
       70,510  General Dynamics Corp.                14,955,171
      101,064  Huntington Ingalls Industries,
                  Inc.                               18,919,181
       68,931  L3Harris Technologies, Inc.           14,426,569
       26,550  Lockheed Martin Corp.                 10,331,402
       37,976  Northrop Grumman Corp.                14,047,322
      109,648  Raytheon Technologies Corp.            9,889,153
      122,234  Textron, Inc.                          8,319,246
       43,104  Woodward, Inc.                         4,753,078
                                                ---------------
                                                    118,488,938
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 4.3%
      227,615  C.H. Robinson Worldwide, Inc.         23,819,910
      182,429  Expeditors International of
                  Washington, Inc.                   20,884,472
       72,970  FedEx Corp.                           17,940,404
       68,579  United Parcel Service, Inc.,
                  Class B                            13,867,359
                                                ---------------
                                                     76,512,145
                                                ---------------
               BUILDING PRODUCTS -- 9.9%
       54,958  A.O. Smith Corp.                       4,199,890
      179,963  Advanced Drainage Systems,
                  Inc.                               20,352,016
       35,626  Allegion PLC                           4,372,379
      126,585  Armstrong World Industries, Inc.      12,534,447
      317,884  AZEK (The) Co., Inc. (a)              10,499,708
      285,828  Builders FirstSource, Inc. (a)        19,433,446
       98,737  Carlisle Cos., Inc.                   22,061,795
      271,000  Carrier Global Corp.                  12,921,280
      176,546  Fortune Brands Home &
                  Security, Inc.                     16,625,337
      270,698  Owens Corning                         24,010,913
       72,755  Trane Technologies PLC                12,593,890
      181,429  Trex Co., Inc. (a)                    16,595,311
                                                ---------------
                                                    176,200,412
                                                ---------------
               CHEMICALS -- 4.1%
      443,810  Axalta Coating Systems Ltd. (a)       13,141,214
      233,632  DuPont de Nemours, Inc.               17,896,211
       85,242  PPG Industries, Inc.                  13,314,800
      145,535  RPM International, Inc.               12,895,856
       53,591  Sherwin-Williams (The) Co.            15,354,358
                                                ---------------
                                                     72,602,439
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
    1,122,043  ADT, Inc.                              8,516,306
       10,645  Cintas Corp.                           4,167,837
                                                ---------------
                                                     12,684,143
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.7%
      204,518  MasTec, Inc. (a)                      17,615,136
       82,299  Quanta Services, Inc.                  8,453,753
       18,836  Valmont Industries, Inc.               4,091,744
                                                ---------------
                                                     30,160,633
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONSTRUCTION MATERIALS -- 1.0%
       88,305  Eagle Materials, Inc.            $    12,879,284
       10,709  Martin Marietta Materials, Inc.        4,167,086
                                                ---------------
                                                     17,046,370
                                                ---------------
               CONSUMER FINANCE -- 2.9%
       28,840  American Express Co.                   5,186,009
      168,850  Capital One Financial Corp.           24,775,360
      528,095  Synchrony Financial                   22,491,566
                                                ---------------
                                                     52,452,935
                                                ---------------
               CONTAINERS & PACKAGING -- 7.9%
      785,711  Amcor PLC                              9,436,389
       38,523  AptarGroup, Inc.                       4,518,748
       98,019  Ball Corp.                             9,517,645
      255,798  Berry Global Group, Inc. (a)          17,245,901
       85,305  Crown Holdings, Inc.                   9,758,892
      483,917  Graphic Packaging Holding Co.          9,150,870
      138,617  Packaging Corp. of America            20,879,879
      279,721  Sealed Air Corp.                      18,998,650
      343,114  Silgan Holdings, Inc.                 15,364,645
      552,262  Westrock Co.                          25,492,414
                                                ---------------
                                                    140,364,033
                                                ---------------
               ELECTRICAL EQUIPMENT -- 4.9%
       69,427  Acuity Brands, Inc.                   13,297,353
       32,087  AMETEK, Inc.                           4,388,539
       27,300  Eaton Corp. PLC                        4,325,139
      101,499  Emerson Electric Co.                   9,332,833
       22,655  Hubbell, Inc.                          4,243,055
      248,327  nVent Electric PLC                     8,589,631
      143,955  Regal Rexnord Corp.                   22,813,989
       42,137  Rockwell Automation, Inc.             12,186,863
      152,966  Sensata Technologies Holding
                  PLC (a)                             8,774,130
                                                ---------------
                                                     87,951,532
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.5%
       35,405  Coherent, Inc. (a)                     9,151,485
       91,390  Keysight Technologies, Inc. (a)       15,428,460
       29,988  Littelfuse, Inc.                       8,095,860
      478,327  Vontier Corp.                         13,445,772
       31,709  Zebra Technologies Corp.,
                  Class A (a)                        16,143,686
                                                ---------------
                                                     62,265,263
                                                ---------------
               HOUSEHOLD DURABLES -- 2.4%
      134,474  Mohawk Industries, Inc. (a)           21,229,410
       88,790  TopBuild Corp. (a)                    20,656,994
                                                ---------------
                                                     41,886,404
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 1.0%
       82,752  3M Co.                                13,738,487
       22,628  Honeywell International, Inc.          4,626,973
                                                ---------------
                                                     18,365,460
                                                ---------------
               IT SERVICES -- 7.7%
       59,096  Accenture PLC, Class A                20,895,164
      368,008  Alliance Data Systems Corp.           25,407,272
       59,612  Automatic Data Processing, Inc.       12,290,206

                        See Notes to Financial Statements                Page 35


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       86,455  Fidelity National Information
                  Services, Inc.                $    10,367,684
       90,919  Fiserv, Inc. (a)                       9,610,138
       21,077  FleetCor Technologies, Inc. (a)        5,021,806
      177,777  Genpact Ltd.                           8,844,406
      108,737  Global Payments, Inc.                 16,297,502
       28,255  Jack Henry & Associates, Inc.          4,741,471
      107,684  Paychex, Inc.                         12,680,868
      528,946  Western Union (The) Co.               10,002,369
                                                ---------------
                                                    136,158,886
                                                ---------------
               LEISURE PRODUCTS -- 1.2%
      187,361  Brunswick Corp.                       17,010,505
      179,877  Hayward Holdings, Inc. (a)             3,541,778
                                                ---------------
                                                     20,552,283
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.1%
       11,119  Mettler-Toledo International,
                  Inc. (a)                           16,374,729
       12,664  Waters Corp. (a)                       4,054,000
                                                ---------------
                                                     20,428,729
                                                ---------------
               MACHINERY -- 17.3%
      211,156  AGCO Corp.                            24,747,483
      519,196  Allison Transmission Holdings,
                  Inc.                               19,724,256
       22,821  Caterpillar, Inc.                      4,599,801
      102,637  Colfax Corp. (a)                       4,220,433
      185,519  Crane Co.                             19,203,072
       86,518  Cummins, Inc.                         19,110,096
       13,759  Deere & Co.                            5,178,888
      159,237  Donaldson Co., Inc.                    8,863,131
       25,980  Dover Corp.                            4,414,262
      308,378  Flowserve Corp.                       10,059,290
      247,382  Fortive Corp.                         17,450,326
    1,186,221  Gates Industrial Corp. PLC (a)        18,350,839
       58,523  Graco, Inc.                            4,246,429
       38,234  Illinois Tool Works, Inc.              8,943,697
       33,829  Lincoln Electric Holdings, Inc.        4,324,699
       95,918  Middleby (The) Corp. (a)              17,764,014
       18,483  Nordson Corp.                          4,298,037
      167,444  Oshkosh Corp.                         19,056,802
      213,832  PACCAR, Inc.                          19,884,238
       29,662  Parker-Hannifin Corp.                  9,195,517
      129,212  Pentair PLC                            8,230,804
      113,745  Snap-on, Inc.                         23,687,396
      100,058  Stanley Black & Decker, Inc.          17,475,130
       47,225  Toro (The) Co.                         4,560,990
      102,448  Westinghouse Air Brake
                  Technologies Corp.                  9,107,627
                                                ---------------
                                                    306,697,257
                                                ---------------
               MULTI-UTILITIES -- 1.0%
      611,958  MDU Resources Group, Inc.             17,973,206
                                                ---------------
               PAPER & FOREST PRODUCTS -- 1.2%
      312,677  Louisiana-Pacific Corp.               20,774,260
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PROFESSIONAL SERVICES -- 4.2%
       64,459  Equifax, Inc.                    $    15,454,690
       95,809  FTI Consulting, Inc. (a)              13,969,910
      151,023  ManpowerGroup, Inc.                   15,837,782
      219,676  Robert Half International, Inc.       24,880,504
       20,629  Verisk Analytics, Inc.                 4,045,966
                                                ---------------
                                                     74,188,852
                                                ---------------
               ROAD & RAIL -- 9.7%
      250,967  CSX Corp.                              8,588,091
      119,855  J.B. Hunt Transport Services,
                  Inc.                               23,076,882
      402,007  Knight-Swift Transportation
                  Holdings, Inc.                     22,745,556
      138,388  Landstar System, Inc.                 22,142,080
       15,849  Norfolk Southern Corp.                 4,310,770
       68,358  Old Dominion Freight Line, Inc.       20,639,331
      297,201  Ryder System, Inc.                    21,752,141
      910,379  Schneider National, Inc.,
                  Class B                            23,305,702
       37,457  Union Pacific Corp.                    9,160,109
      243,739  XPO Logistics, Inc. (a)               16,128,210
                                                ---------------
                                                    171,848,872
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.9%
      108,357  MKS Instruments, Inc.                 16,831,093
                                                ---------------
               SOFTWARE -- 0.6%
       58,997  Bill.com Holdings, Inc. (a)           11,103,825
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 4.1%
      553,885  Air Lease Corp.                       22,050,162
      174,863  MSC Industrial Direct Co., Inc.,
                  Class A                            14,275,815
       44,235  United Rentals, Inc. (a)              14,160,508
       36,416  W.W. Grainger, Inc.                   18,029,926
       15,081  Watsco, Inc.                           4,261,288
                                                ---------------
                                                     72,777,699
                                                ---------------
               TOTAL COMMON
                  STOCKS -- 100.0%                1,776,315,669
               (Cost $1,726,711,000)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      772,062  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     772,062
               (Cost $772,062)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,777,087,731
               (Cost $1,727,483,062)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (627,344)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,776,460,387
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

Page 36                 See Notes to Financial Statements


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $1,776,315,669  $1,776,315,669  $          --  $         --
Money Market
  Funds               772,062         772,062             --            --
               -----------------------------------------------------------
Total
  Investments  $1,777,087,731  $1,777,087,731  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 37


FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 0.9%
       84,412  Hexcel Corp. (a)                 $     4,403,774
                                                ---------------
               CHEMICALS -- 48.4%
       32,848  Air Products and Chemicals, Inc.       9,267,078
       18,704  Albemarle Corp.                        4,128,721
       92,832  Ashland Global Holdings, Inc.          8,915,585
      118,938  Celanese Corp.                        18,519,836
       61,776  CF Industries Holdings, Inc.           4,254,513
      390,869  Chemours (The) Co.                    12,785,325
      352,410  Dow, Inc.                             21,049,449
       82,659  Eastman Chemical Co.                   9,830,635
       18,639  Ecolab, Inc.                           3,531,158
      411,628  Element Solutions, Inc.                9,236,932
       39,790  FMC Corp.                              4,391,622
      573,070  Huntsman Corp.                        20,533,098
       29,025  International Flavors &
                  Fragrances, Inc.                    3,828,978
      270,908  LyondellBasell Industries N.V.,
                  Class A                            26,204,931
      508,747  Mosaic (The) Co.                      20,324,443
       29,162  NewMarket Corp.                        9,858,797
      434,385  Olin Corp.                            22,010,288
       27,159  Scotts Miracle-Gro (The) Co.           4,106,441
      117,257  Valvoline, Inc.                        3,862,446
      257,241  Westlake Chemical Corp.               25,376,825
                                                ---------------
                                                    242,017,101
                                                ---------------
               CONTAINERS & PACKAGING -- 4.6%
       46,148  Avery Dennison Corp.                   9,479,722
      279,216  International Paper Co.               13,472,172
                                                ---------------
                                                     22,951,894
                                                ---------------
               MACHINERY -- 2.5%
      189,314  Timken (The) Co.                      12,646,175
                                                ---------------
               METALS & MINING -- 35.0%
      220,167  Alcoa Corp.                           12,485,671
      918,175  Cleveland-Cliffs, Inc. (a)            15,737,520
      479,000  Freeport-McMoRan, Inc.                17,828,380
      211,505  Newmont Corp.                         12,937,761
      218,886  Nucor Corp.                           22,195,040
      154,024  Reliance Steel & Aluminum Co.         23,547,189
      124,679  Royal Gold, Inc.                      12,661,152
      212,567  Southern Copper Corp.                 13,580,906
      402,543  Steel Dynamics, Inc.                  22,349,187
    1,049,384  United States Steel Corp.             21,743,237
                                                ---------------
                                                    175,066,043
                                                ---------------
               PAPER & FOREST PRODUCTS -- 4.3%
      716,697  Sylvamo Corp. (a)                     21,350,404
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 4.2%
      156,015  Fastenal Co.                           8,842,930
      462,701  Univar Solutions, Inc. (a)            12,261,577
                                                ---------------
                                                     21,104,507
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          499,539,898
               (Cost $472,334,030)              ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.1%
      394,727  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)             $       394,727
               (Cost $394,727)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          499,934,625
               (Cost $472,728,757)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                 (88,532)
                                                ---------------
               NET ASSETS -- 100.0%             $   499,846,093
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $  499,539,898  $  499,539,898  $          --  $         --
Money Market
  Funds               394,727         394,727             --            --
               -----------------------------------------------------------
Total
  Investments  $  499,934,625  $  499,934,625  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 38                 See Notes to Financial Statements


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.1%
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
       21,805  F5, Inc. (a)                     $     4,527,154
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 11.0%
      244,085  Amphenol Corp., Class A               19,426,725
      208,204  Arrow Electronics, Inc. (a)           25,817,296
      678,052  Avnet, Inc.                           27,366,179
      104,246  CDW Corp.                             19,707,706
      573,411  Corning, Inc.                         24,106,198
       62,001  IPG Photonics Corp. (a)                9,577,295
      397,388  Jabil, Inc.                           24,435,388
      122,221  National Instruments Corp.             5,037,950
      186,677  TD SYNNEX Corp.                       19,520,814
                                                ---------------
                                                    174,995,551
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
      499,261  Change Healthcare, Inc. (a)            9,825,456
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
       10,855  Roper Technologies, Inc.               4,745,372
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 3.7%
        7,375  Alphabet, Inc., Class A (a)           19,957,266
      213,874  IAC/InterActiveCorp. (a)              29,202,356
       31,736  Meta Platforms, Inc.,
                  Class A (a)                         9,941,619
                                                ---------------
                                                     59,101,241
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
       35,838  DoorDash, Inc., Class A (a)            4,067,254
                                                ---------------
               IT SERVICES -- 15.3%
      136,805  Akamai Technologies, Inc. (a)         15,671,013
      373,541  Amdocs Ltd.                           28,348,026
      162,343  Cloudflare, Inc., Class A (a)         15,649,865
      180,471  Cognizant Technology Solutions
                  Corp., Class A                     15,415,833
       89,637  Concentrix Corp.                      18,016,141
      663,196  DXC Technology Co. (a)                19,948,936
       41,820  EPAM Systems, Inc. (a)                19,912,175
       47,894  Gartner, Inc. (a)                     14,075,568
       67,962  Globant S.A. (a)                      17,342,543
      125,781  GoDaddy, Inc., Class A (a)             9,522,879
       79,855  International Business Machines
                  Corp.                              10,666,232
       40,332  MongoDB, Inc. (a)                     16,338,897
       23,812  Okta, Inc. (a)                         4,712,157
       47,266  Snowflake, Inc., Class A (a)          13,040,689
      559,041  Switch, Inc., Class A                 14,328,221
      199,069  Thoughtworks Holding, Inc. (a)         4,264,058
       21,024  VeriSign, Inc. (a)                     4,565,992
                                                ---------------
                                                    241,819,225
                                                ---------------
               PROFESSIONAL SERVICES -- 4.1%
       79,293  CACI International, Inc.,
                  Class A (a)                        19,621,846
      226,918  Clarivate PLC (a)                      3,735,070
      520,937  Dun & Bradstreet Holdings,
                  Inc. (a)                           10,449,996

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PROFESSIONAL SERVICES (CONTINUED)
      180,098  Leidos Holdings, Inc.            $    16,109,766
      191,546  Science Applications
                  International Corp.                15,712,519
                                                ---------------
                                                     65,629,197
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 25.9%
      194,279  Advanced Micro Devices,
                  Inc. (a)                           22,196,376
      442,545  Allegro MicroSystems, Inc. (a)        12,559,427
       60,725  Analog Devices, Inc.                   9,957,078
      135,669  Applied Materials, Inc.               18,746,742
       32,079  Broadcom, Inc.                        18,794,445
      173,999  Cirrus Logic, Inc. (a)                15,562,471
      115,535  Entegris, Inc.                        13,845,714
      542,826  Intel Corp.                           26,500,765
       64,991  KLA Corp.                             25,299,047
       29,684  Lam Research Corp.                    17,511,185
      183,906  Microchip Technology, Inc.            14,249,037
      300,118  Micron Technology, Inc.               24,690,708
       32,459  Monolithic Power Systems, Inc.        13,078,705
       95,053  NVIDIA Corp.                          23,274,678
       70,294  NXP Semiconductors N.V.               14,441,199
      411,598  ON Semiconductor Corp. (a)            24,284,282
      136,512  Qorvo, Inc. (a)                       18,740,367
      152,872  QUALCOMM, Inc.                        26,868,783
      137,614  Skyworks Solutions, Inc.              20,163,203
      130,551  Teradyne, Inc.                        15,330,604
       56,630  Texas Instruments, Inc.               10,164,519
       32,335  Universal Display Corp.                4,963,746
      100,682  Xilinx, Inc.                          19,487,001
                                                ---------------
                                                    410,710,082
                                                ---------------
               SOFTWARE -- 27.3%
        9,409  Adobe, Inc. (a)                        5,027,229
       26,604  ANSYS, Inc. (a)                        9,045,626
      105,203  Aspen Technology, Inc. (a)            15,797,282
       41,998  Atlassian Corp. PLC, Class A (a)      13,621,631
       18,987  Autodesk, Inc. (a)                     4,742,763
       64,392  Black Knight, Inc. (a)                 4,803,643
       85,919  Cadence Design Systems,
                  Inc. (a)                           13,071,717
      255,724  CDK Global, Inc.                      10,988,460
       56,422  Citrix Systems, Inc.                   5,751,659
       26,064  Crowdstrike Holdings, Inc.,
                  Class A (a)                         4,708,201
      156,960  Datadog, Inc., Class A (a)            22,933,426
      168,143  Dolby Laboratories, Inc.,
                  Class A                            14,771,362
      217,488  Dropbox, Inc., Class A (a)             5,382,828
       88,441  Dynatrace, Inc. (a)                    4,851,873
       77,786  Fortinet, Inc. (a)                    23,121,111
       16,193  HubSpot, Inc. (a)                      7,915,138
       33,188  Intuit, Inc.                          18,426,973
      280,818  Jamf Holding Corp. (a)                 9,283,843
       34,327  Manhattan Associates, Inc. (a)         4,595,355
      620,824  McAfee Corp., Class A                 15,924,136
       63,477  Microsoft Corp.                       19,740,077
      132,756  NCR Corp. (a)                          5,052,693

                        See Notes to Financial Statements                Page 39


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
      194,140  New Relic, Inc. (a)              $    20,411,880
      410,860  NortonLifeLock, Inc.                  10,686,469
      122,396  Oracle Corp.                           9,933,659
       38,344  Palo Alto Networks, Inc. (a)          19,839,186
       12,846  Paycom Software, Inc. (a)              4,307,264
       44,056  PTC, Inc. (a)                          5,121,951
       20,997  salesforce.com, Inc. (a)               4,884,532
       16,442  ServiceNow, Inc. (a)                   9,631,395
      137,823  Smartsheet, Inc., Class A (a)          8,575,347
      130,203  SS&C Technologies Holdings,
                  Inc.                               10,399,314
       43,448  Synopsys, Inc. (a)                    13,490,604
      251,329  Teradata Corp. (a)                    10,138,612
       29,768  Tyler Technologies, Inc. (a)          14,104,078
       74,654  Unity Software, Inc. (a)               7,849,868
       92,111  VMware, Inc., Class A                 11,834,421
       39,068  Workday, Inc., Class A (a)             9,884,595
       87,000  Zscaler, Inc. (a)                     22,368,570
                                                ---------------
                                                    433,018,771
                                                ---------------
               SPECIALTY RETAIL -- 0.3%
      494,631  Vroom, Inc. (a)                        3,966,941
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 11.0%
      120,224  Apple, Inc.                           21,012,751
      285,052  Dell Technologies, Inc.,
                  Class C (a)                        16,193,804
    1,772,731  Hewlett Packard Enterprise Co.        28,948,697
      742,122  HP, Inc.                              27,258,141
      116,030  NetApp, Inc.                          10,037,755
      858,857  Pure Storage, Inc., Class A (a)       22,751,122
      428,711  Western Digital Corp. (a)             22,181,507
    1,234,795  Xerox Holdings Corp.                  26,066,523
                                                ---------------
                                                    174,450,300
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.1%                       1,586,856,544
               (Cost $1,475,993,513)            ---------------

               MONEY MARKET FUNDS -- 0.0%
      671,061  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     671,061
               (Cost $671,061)                  ---------------

               TOTAL INVESTMENTS -- 100.1%        1,587,527,605
               (Cost $1,476,664,574)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.1)%                (984,250)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,586,543,355
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $1,586,856,544  $1,586,856,544  $          --  $         --
Money Market
  Funds               671,061         671,061             --            --
               -----------------------------------------------------------
Total
  Investments  $1,587,527,605  $1,587,527,605  $          --  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 40                 See Notes to Financial Statements


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                         VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               COMMERCIAL SERVICES & SUPPLIES
                  -- 7.0%
       49,180  Clean Harbors, Inc. (a)          $     4,551,609
       11,729  Republic Services, Inc.                1,497,324
       27,424  Stericycle, Inc. (a)                   1,610,886
       39,199  Waste Management, Inc.                 5,897,098
                                                ---------------
                                                     13,556,917
                                                ---------------
               ELECTRIC UTILITIES -- 58.4%
       79,823  Alliant Energy Corp.                   4,778,205
       91,917  American Electric Power Co.,
                  Inc.                                8,309,297
      131,161  Avangrid, Inc. (b)                     6,127,842
       62,367  Duke Energy Corp.                      6,552,277
       71,894  Edison International                   4,514,224
       72,596  Entergy Corp.                          8,114,055
      119,194  Evergy, Inc.                           7,742,842
       35,954  Eversource Energy                      3,217,523
      141,584  Exelon Corp.                           8,204,793
       78,653  FirstEnergy Corp.                      3,300,280
      118,235  Hawaiian Electric Industries,
                  Inc.                                5,024,987
       43,303  IDACORP, Inc.                          4,772,857
       17,519  NextEra Energy, Inc.                   1,368,584
      189,830  NRG Energy, Inc.                       7,579,912
      213,076  OGE Energy Corp.                       8,079,842
      538,905  PG&E Corp. (a)                         6,892,595
      115,851  Pinnacle West Capital Corp.            8,064,388
       54,411  PPL Corp.                              1,614,918
       47,699  Southern (The) Co.                     3,314,604
       72,477  Xcel Energy, Inc.                      5,048,748
                                                ---------------
                                                    112,622,773
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
       47,685  Sunrun, Inc. (a)                       1,236,472
                                                ---------------
               GAS UTILITIES -- 10.9%
       62,445  Atmos Energy Corp.                     6,695,353
      102,319  National Fuel Gas Co.                  6,213,833
      178,129  UGI Corp.                              8,078,150
                                                ---------------
                                                     20,987,336
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.8%
       67,308  AES (The) Corp.                        1,492,891
                                                ---------------
               MULTI-UTILITIES -- 20.7%
       55,126  Ameren Corp.                           4,891,881
      234,408  CenterPoint Energy, Inc.               6,647,811
       50,287  CMS Energy Corp.                       3,237,477
       76,680  Consolidated Edison, Inc.              6,628,986
       41,639  Dominion Energy, Inc.                  3,358,602
       27,365  DTE Energy Co.                         3,295,567
      177,716  NiSource, Inc.                         5,185,753
       24,729  Sempra Energy                          3,416,558
       33,699  WEC Energy Group, Inc.                 3,270,151
                                                ---------------
                                                     39,932,786
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               WATER UTILITIES -- 1.5%
        8,660  American Water Works Co., Inc.   $     1,392,528
       30,463  Essential Utilities, Inc.              1,484,767
                                                ---------------
                                                      2,877,295
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          192,706,470
               (Cost $183,324,706)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      196,992  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                         196,992
      168,622  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     168,622
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                               365,614
               (Cost $365,614)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     243,398  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $243,398. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $248,734. (d)                      243,398
               (Cost $243,398)                  ---------------

               TOTAL INVESTMENTS -- 100.2%          193,315,482
               (Cost $183,933,718)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.2)%                (378,981)
                                                ---------------
               NET ASSETS -- 100.0%             $   192,936,501
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $439,168 and the total value of the collateral held by the Fund is $440,390.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 41


FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       439,168
Non-cash Collateral(2)                                 (439,168)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       243,398
Non-cash Collateral(4)                                 (243,398)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):

                                                  LEVEL 2       LEVEL 3
                   TOTAL          LEVEL 1       SIGNIFICANT   SIGNIFICANT
                  VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                 1/31/2022         PRICES         INPUTS         INPUTS
               -----------------------------------------------------------
Common
  Stocks*      $  192,706,470  $  192,706,470  $          --  $         --
Money Market
  Funds               365,614         365,614             --            --
Repurchase
  Agreements          243,398              --        243,398            --
               -----------------------------------------------------------
Total
  Investments  $  193,315,482  $  193,072,084  $     243,398  $         --
               ===========================================================

* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


                     This page is intentionally left blank.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2022 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

ASSETS:
Investments, at value...............................................   $1,724,250,582        $  318,594,695        $  554,736,376
Receivables:
   Investment securities sold.......................................       28,576,338                    --                    --
   Dividends........................................................          431,506               316,256             1,045,999
   Securities lending income........................................           14,621                    94                   224
   Capital shares sold..............................................               --                    --            14,771,822
Prepaid expenses....................................................            9,847                 1,809                 2,073
                                                                       --------------        --------------        --------------
   Total Assets.....................................................    1,753,282,894           318,912,854           570,556,494
                                                                       --------------        --------------        --------------

LIABILITIES:
Payables:
   Capital shares redeemed..........................................       28,608,918                    --                    --
   Collateral for securities on loan................................       27,309,011                    --             2,147,625
   Investment advisory fees.........................................          773,958               132,458               207,529
   Licensing fees...................................................           64,536                11,142                17,984
   Audit and tax fees...............................................           20,641                20,761                23,761
   Shareholder reporting fees.......................................           19,332                12,148                11,560
   Trustees' fees...................................................              451                   426                   456
   Investment securities purchased..................................               --                    --            17,694,246
Other liabilities...................................................          203,592                38,897                56,427
                                                                       --------------        --------------        --------------
   Total Liabilities................................................       57,000,439               215,832            20,159,588
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $1,696,282,455        $  318,697,022        $  550,396,906
                                                                       ==============        ==============        ==============
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $1,815,510,259        $  532,516,097        $  910,781,909
Par value...........................................................          295,000                51,500               409,500
Accumulated distributable earnings (loss)...........................     (119,522,804)         (213,870,575)         (360,794,503)
                                                                       --------------        --------------        --------------
NET ASSETS..........................................................   $1,696,282,455        $  318,697,022        $  550,396,906
                                                                       ==============        ==============        ==============
NET ASSET VALUE, per share..........................................   $        57.50        $        61.88        $        13.44
                                                                       ==============        ==============        ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................       29,500,002             5,150,002            40,950,002
                                                                       ==============        ==============        ==============
Investments, at cost................................................   $1,595,039,775        $  288,864,357        $  473,045,903
                                                                       ==============        ==============        ==============
Securities on loan, at value........................................   $   27,654,821        $           --        $    2,272,860
                                                                       ==============        ==============        ==============


Page 44                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $1,530,763,769        $1,448,718,392        $1,777,087,731        $  499,934,625        $1,587,527,605        $  193,315,482

                 --                    --            11,461,663                    --            11,750,819             1,591,300
            939,687               752,183               437,578               237,198                88,186               209,959
                 --                     8                    --                    --                    16                    90
                 --                    --                    --             5,762,835                    --                    --
             11,492                 8,988                12,413                 2,900                15,928                 3,079
     --------------        --------------        --------------        --------------        --------------        --------------
      1,531,714,948         1,449,479,571         1,788,999,385           505,937,558         1,599,382,554           195,119,910
     --------------        --------------        --------------        --------------        --------------        --------------

                 --                    --            11,458,527                    --            11,747,822             1,591,787
                 --                    --                    --                    --                    --               440,390
            661,886               635,299               788,731               221,635               727,013                81,635
             55,730               144,164                61,527                18,240                64,984                 7,678
             20,641                20,685                20,652                20,750                20,728                20,783
              8,684                48,503                 5,425                 3,492                67,647                12,997
                497                   470                   510                   419                   498                   416
                 --                    --                    --             5,759,427                    --                    --
            179,457               167,858               203,626                67,502               210,507                27,723
     --------------        --------------        --------------        --------------        --------------        --------------
            926,895             1,016,979            12,538,998             6,091,465            12,839,199             2,183,409
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,530,788,053        $1,448,462,592        $1,776,460,387        $  499,846,093        $1,586,543,355        $  192,936,501
     ==============        ==============        ==============        ==============        ==============        ==============

     $1,544,131,193        $1,872,097,745        $1,863,523,804        $  597,048,810        $1,730,821,836        $  376,467,602
            331,500               131,000               307,500                85,000               135,050                60,000
        (13,674,640)         (423,766,153)          (87,370,917)          (97,287,717)         (144,413,531)         (183,591,101)
     --------------        --------------        --------------        --------------        --------------        --------------
     $1,530,788,053        $1,448,462,592        $1,776,460,387        $  499,846,093        $1,586,543,355        $  192,936,501
     ==============        ==============        ==============        ==============        ==============        ==============
     $        46.18        $       110.57        $        57.77        $        58.81        $       117.48        $        32.16
     ==============        ==============        ==============        ==============        ==============        ==============

         33,150,002            13,100,002            30,750,002             8,500,002            13,505,000             6,000,002
     ==============        ==============        ==============        ==============        ==============        ==============
     $1,421,608,521        $1,327,213,871        $1,727,483,062        $  472,728,757        $1,476,664,574        $  183,933,718
     ==============        ==============        ==============        ==============        ==============        ==============
     $           --        $           --        $           --        $           --        $           --        $      439,168
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 45


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)


                                                                        FIRST TRUST           FIRST TRUST
                                                                          CONSUMER              CONSUMER            FIRST TRUST
                                                                       DISCRETIONARY            STAPLES                ENERGY
                                                                      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
                                                                           (FXD)                 (FXG)                 (FXN)
                                                                    --------------------  --------------------  --------------------

INVESTMENT INCOME:
Dividends...........................................................   $   14,166,818        $    2,764,812        $    6,011,269
Securities lending income (net of fees).............................           88,826                 9,189                 2,790
Foreign withholding tax.............................................               --                    --                    --
                                                                       --------------        --------------        --------------
   Total investment income..........................................       14,255,644             2,774,001             6,014,059
                                                                       --------------        --------------        --------------
EXPENSES:
Investment advisory fees............................................        4,892,463               684,833               932,247
Accounting and administration fees..................................          442,644                69,121                93,893
Licensing fees......................................................          391,397                54,787                74,580
Custodian fees......................................................           75,195                10,767                14,544
Shareholder reporting fees..........................................           38,834                16,601                22,608
Transfer agent fees.................................................           37,065                 6,848                 9,323
Legal fees..........................................................           17,325                 2,688                 2,823
Audit and tax fees..................................................           15,167                15,167                19,167
Listing fees........................................................            6,377                 5,262                 5,262
Trustees' fees and expenses.........................................            3,606                 3,174                 3,232
Other expenses......................................................           13,155                 3,222                 2,348
                                                                       --------------        --------------        --------------
   Total expenses...................................................        5,933,228               872,470             1,180,027
                                                                       --------------        --------------        --------------
NET INVESTMENT INCOME (LOSS)........................................        8,322,416             1,901,531             4,834,032
                                                                       --------------        --------------        --------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................      (16,065,616)            3,067,476             2,198,361
   In-kind redemptions..............................................      143,694,775             4,440,876            24,657,901
                                                                       --------------        --------------        --------------
Net realized gain (loss)............................................      127,629,159             7,508,352            26,856,262
                                                                       --------------        --------------        --------------
Net change in unrealized appreciation (depreciation) on investments.     (253,019,970)           17,193,943            57,227,221
                                                                       --------------        --------------        --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................     (125,390,811)           24,702,295            84,083,483
                                                                       --------------        --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................   $ (117,068,395)       $   26,603,826        $   88,917,515
                                                                       ==============        ==============        ==============


Page 46                 See Notes to Financial Statements



                                                  FIRST TRUST
      FIRST TRUST           FIRST TRUST           INDUSTRIALS/          FIRST TRUST           FIRST TRUST           FIRST TRUST
       FINANCIALS           HEALTH CARE        PRODUCER DURABLES         MATERIALS             TECHNOLOGY            UTILITIES
    ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND      ALPHADEX(R) FUND
         (FXO)                 (FXH)                 (FXR)                 (FXZ)                 (FXL)                 (FXU)
  --------------------  --------------------  --------------------  --------------------  --------------------  --------------------

     $   21,681,358        $    4,360,601        $   11,279,637        $    4,631,268        $   11,271,907        $    2,964,286
              8,723                 5,203                 2,130                 2,805                93,195                   434
            (18,918)                   --                    --                    --               (12,543)                   --
     --------------        --------------        --------------        --------------        --------------        --------------
         21,671,163             4,365,804            11,281,767             4,634,073            11,352,559             2,964,720
     --------------        --------------        --------------        --------------        --------------        --------------

          3,750,058             3,971,714             4,624,845             1,221,649             6,332,566               461,766
            351,171               368,871               421,223               122,826               547,865                46,802
            300,005               317,737               369,988                97,732               506,605                36,941
             58,460                61,340                73,406                18,698                97,790                 7,829
             33,094                54,457                29,060                17,633                71,890                16,612
             31,353                32,461                35,727                12,217                44,266                 4,618
             11,731                13,510                14,612                 3,859                22,847                 1,891
             15,167                15,167                15,167                15,167                15,167                15,167
              5,668                 5,263                 5,262                 5,262                 5,399                 5,398
              3,590                 3,496                 3,670                 3,260                 3,737                 3,141
             11,227                14,133                 9,438                 2,425                24,746                 4,547
     --------------        --------------        --------------        --------------        --------------        --------------
          4,571,524             4,858,149             5,602,398             1,520,728             7,672,878               604,712
     --------------        --------------        --------------        --------------        --------------        --------------
         17,099,639              (492,345)            5,679,369             3,113,345             3,679,681             2,360,008
     --------------        --------------        --------------        --------------        --------------        --------------

          4,158,670               175,141           (11,820,596)           (2,773,842)           (9,329,718)           (1,166,157)
        127,842,826            24,572,659            61,700,777            17,078,057           304,564,758             1,347,274
     --------------        --------------        --------------        --------------        --------------        --------------
        132,001,496            24,747,800            49,880,181            14,304,215           295,235,040               181,117
     --------------        --------------        --------------        --------------        --------------        --------------
        (43,980,083)         (177,736,144)         (111,355,464)          (10,950,877)         (380,928,856)            6,966,535
     --------------        --------------        --------------        --------------        --------------        --------------
         88,021,413          (152,988,344)          (61,475,283)            3,353,338           (85,693,816)            7,147,652
     --------------        --------------        --------------        --------------        --------------        --------------

     $  105,121,052        $ (153,480,689)       $  (55,795,914)       $    6,466,683        $  (82,014,135)       $    9,507,660
     ==============        ==============        ==============        ==============        ==============        ==============


                        See Notes to Financial Statements                Page 47


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         FIRST TRUST                         FIRST TRUST
                                                                    CONSUMER DISCRETIONARY                 CONSUMER STAPLES
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXD)                               (FXG)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2022         Year Ended        1/31/2022         Year Ended
                                                                (Unaudited)        7/31/2021        (Unaudited)        7/31/2021
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    8,322,416    $    5,589,720    $    1,901,531    $    3,700,096
Net realized gain (loss)..................................        127,629,159       220,645,136         7,508,352        40,853,212
Net change in unrealized appreciation (depreciation)......       (253,019,970)      349,773,051        17,193,943        (6,724,081)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................       (117,068,395)      576,007,907        26,603,826        37,829,227
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (9,878,401)       (4,077,825)       (1,999,446)       (3,532,571)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        355,653,547       782,562,374        73,073,259        48,212,403
Cost of shares redeemed...................................       (480,560,141)     (355,304,614)      (26,291,395)      (93,627,143)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................       (124,906,594)      427,257,760        46,781,864       (45,414,740)
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................       (251,853,390)      999,187,842        71,386,244       (11,118,084)

NET ASSETS:
Beginning of period.......................................      1,948,135,845       948,948,003       247,310,778       258,428,862
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $1,696,282,455    $1,948,135,845    $  318,697,022    $  247,310,778
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         31,750,002        23,900,002         4,400,002         5,300,002
Shares sold...............................................          5,700,000        14,300,000         1,200,000           850,000
Shares redeemed...........................................         (7,950,000)       (6,450,000)         (450,000)       (1,750,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................         29,500,002        31,750,002         5,150,002         4,400,002
                                                               ==============    ==============    ==============    ==============


Page 48                 See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST                             FIRST TRUST
              ENERGY                                FINANCIALS                             HEALTH CARE
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXN)                                   (FXO)                                   (FXH)
----------------------------------      ----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended                        Six Months Ended
   1/31/2022         Year Ended            1/31/2022         Year Ended            1/31/2022         Year Ended
  (Unaudited)        7/31/2021            (Unaudited)        7/31/2021            (Unaudited)        7/31/2021
----------------  ----------------      ----------------  ----------------      ----------------  ----------------

 $    4,834,032    $    4,726,946        $   17,099,639    $   19,642,777        $     (492,345)   $   (1,922,467)
     26,856,262       (53,740,595)          132,001,496       122,812,618            24,747,800       190,085,638
     57,227,221        70,852,124           (43,980,083)      222,303,365          (177,736,144)      162,241,943
 --------------    --------------        --------------    --------------        --------------    --------------

     88,917,515        21,838,475           105,121,052       364,758,760          (153,480,689)      350,405,114
 --------------    --------------        --------------    --------------        --------------    --------------

     (3,093,510)       (6,451,416)          (17,752,181)      (19,322,307)                   --                --
 --------------    --------------        --------------    --------------        --------------    --------------

    257,982,037       298,299,815           545,608,927       829,324,790            90,733,018       212,370,515
   (122,375,348)     (600,515,709)         (415,075,815)     (400,047,202)          (93,537,609)     (306,336,510)
 --------------    --------------        --------------    --------------        --------------    --------------

    135,606,689      (302,215,894)          130,533,112       429,277,588            (2,804,591)      (93,965,995)
 --------------    --------------        --------------    --------------        --------------    --------------
    221,430,694      (286,828,835)          217,901,983       774,714,041           156,285,280)      256,439,119

    328,966,212       615,795,047         1,312,886,070       538,172,029         1,604,747,872     1,348,308,753
 --------------    --------------        --------------    --------------        --------------    --------------
 $  550,396,906    $  328,966,212        $1,530,788,053    $1,312,886,070        $1,448,462,592    $1,604,747,872
 ==============    ==============        ==============    ==============        ==============    ==============

     31,850,002        94,150,002            30,250,002        20,800,002            13,150,002        14,150,002
     20,550,000        33,500,000            11,950,000        19,850,000               750,000         1,950,000
    (11,450,000)      (95,800,000)           (9,050,000)      (10,400,000)             (800,000)       (2,950,000)
 --------------    --------------        --------------    --------------        --------------    --------------
     40,950,002        31,850,002            33,150,002        30,250,002            13,100,002        13,150,002
 ==============    ==============        ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 49


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         FIRST TRUST                         FIRST TRUST
                                                                INDUSTRIALS/PRODUCER DURABLES                 MATERIALS
                                                                       ALPHADEX(R) FUND                    ALPHADEX(R) FUND
                                                                            (FXR)                               (FXZ)
                                                              ----------------------------------  ----------------------------------
                                                              Six Months Ended                    Six Months Ended
                                                                 1/31/2022         Year Ended        1/31/2022         Year Ended
                                                                (Unaudited)        7/31/2021        (Unaudited)        7/31/2021
                                                              ----------------  ----------------  ----------------  ----------------

OPERATIONS:
Net investment income (loss)..............................     $    5,679,369    $    5,234,123    $    3,113,345    $    3,593,974
Net realized gain (loss)..................................         49,880,181       113,251,146        14,304,215        35,659,553
Net change in unrealized appreciation (depreciation)......       (111,355,464)      153,513,072       (10,950,877)       39,448,502
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from operations........................................        (55,795,914)      271,998,341         6,466,683        78,702,029
                                                               --------------    --------------    --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................         (5,348,520)       (5,682,851)       (3,340,471)       (3,372,847)
                                                               --------------    --------------    --------------    --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        406,860,115     1,711,548,130       111,313,100       360,933,761
Cost of shares redeemed...................................       (336,859,783)     (390,238,248)      (74,955,040)      (72,695,856)
                                                               --------------    --------------    --------------    --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................         70,000,332     1,321,309,882        36,358,060       288,237,905
                                                               --------------    --------------    --------------    --------------
Total increase (decrease) in net assets...................          8,855,898     1,587,625,372        39,484,272       363,567,087

NET ASSETS:
Beginning of period.......................................      1,767,604,489       179,979,117       460,361,821        96,794,734
                                                               --------------    --------------    --------------    --------------
End of period.............................................     $1,776,460,387    $1,767,604,489    $  499,846,093    $  460,361,821
                                                               ==============    ==============    ==============    ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         29,700,002         4,600,002         7,950,002         2,700,002
Shares sold...............................................          6,550,000        32,100,000         1,850,000         6,550,000
Shares redeemed...........................................         (5,500,000)       (7,000,000)       (1,300,000)       (1,300,000)
                                                               --------------    --------------    --------------    --------------
Shares outstanding, end of period.........................         30,750,002        29,700,002         8,500,002         7,950,002
                                                               ==============    ==============    ==============    ==============


Page 50                 See Notes to Financial Statements



           FIRST TRUST                             FIRST TRUST
            TECHNOLOGY                              UTILITIES
         ALPHADEX(R) FUND                        ALPHADEX(R) FUND
              (FXL)                                   (FXU)
----------------------------------      ----------------------------------
Six Months Ended                        Six Months Ended
   1/31/2022         Year Ended            1/31/2022         Year Ended
  (Unaudited)        7/31/2021            (Unaudited)        7/31/2021
----------------  ----------------      ----------------  ----------------


 $    3,679,681    $   (1,198,161)       $    2,360,008    $    4,416,268
    295,235,040       838,129,241               181,117         1,197,025
   (380,928,856)      (15,385,932)            6,966,535        19,219,926
 --------------    --------------        --------------    --------------

    (82,014,135)      821,545,148             9,507,660        24,833,219
 --------------    --------------        --------------    --------------

     (2,329,740)               --            (2,439,426)       (4,925,266)
 --------------    --------------        --------------    --------------

     83,353,688     2,373,439,398            25,566,239        10,559,951
 (1,080,540,023)   (2,732,020,436)          (13,844,350)      (86,309,615)
 --------------    --------------        --------------    --------------

   (997,186,335)     (358,581,038)           11,721,889       (75,749,664)
 --------------    --------------        --------------    --------------
 (1,081,530,210)      462,964,110            18,790,123       (55,841,711)

  2,668,073,565     2,205,109,455           174,146,378       229,988,089
 --------------    --------------        --------------    --------------
 $1,586,543,355    $2,668,073,565        $  192,936,501    $  174,146,378
 ==============    ==============        ==============    ==============

     21,255,000        24,655,000             5,650,002         8,350,002
        650,000        21,650,000               800,000           350,000
     (8,400,000)      (25,050,000)             (450,000)       (3,050,000)
 --------------    --------------        --------------    --------------
     13,505,000        21,255,000             6,000,002         5,650,002
 ==============    ==============        ==============    ==============


                        See Notes to Financial Statements                Page 51


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND (FXD)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    61.36      $    39.70   $    43.40   $    42.42   $    37.53   $    36.06
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.26            0.20         0.36         0.37         0.43         0.34
Net realized and unrealized gain (loss)            (3.81)          21.61        (3.61)        0.93         4.88         1.48
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (3.55)          21.81        (3.25)        1.30         5.31         1.82
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.31)          (0.15)       (0.45)       (0.32)       (0.42)       (0.35)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    57.50      $    61.36   $    39.70   $    43.40   $    42.42   $    37.53
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (5.81)%         54.99%       (7.39)%       3.13%       14.17%        5.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,696,282      $1,948,136   $  948,948   $  384,117   $  409,343   $  407,197
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.63%        0.64%        0.64%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.63%        0.64%        0.64%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.85% (b)       0.38%        0.77%        0.90%        1.03%        0.79%
Portfolio turnover rate (c)                           33%             88%         115%          97%         101%          93%


FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND (FXG)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    56.21      $    48.76   $    45.80   $    46.50   $    46.84   $    49.06
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.41            0.79         0.84         0.70         1.00         0.56
Net realized and unrealized gain (loss)             5.70            7.40         2.98        (0.32)       (0.74)       (2.20)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    6.11            8.19         3.82         0.38         0.26        (1.64)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.44)          (0.74)       (0.86)       (1.08)       (0.60)       (0.58)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    61.88      $    56.21   $    48.76   $    45.80   $    46.50   $    46.84
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   10.90%          16.88%        8.46%        0.83%        0.53%       (3.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  318,697      $  247,311   $  258,429   $  329,792   $  369,643   $  461,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.64% (b)       0.64%        0.63%        0.64%        0.64%        0.62%
Ratio of net expenses to average net
   assets                                           0.64% (b)       0.64%        0.63%        0.64%        0.64%        0.62%
Ratio of net investment income (loss) to
   average net assets                               1.39% (b)       1.43%        1.72%        1.51%        2.09%        0.94%
Portfolio turnover rate (c)                           31%             94%         113%          90%         107%         100%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 52                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ENERGY ALPHADEX(R) FUND (FXN)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    10.33      $     6.54   $    10.88   $    17.10   $    13.66   $    14.54
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.14            0.31         0.16         0.16         0.12         0.14
Net realized and unrealized gain (loss)             3.07            3.81        (4.31)       (6.25)        3.47        (0.85)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.21            4.12        (4.15)       (6.09)        3.59        (0.71)
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.10)          (0.33)       (0.19)       (0.13)       (0.15)       (0.17)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    13.44      $    10.33   $     6.54   $    10.88   $    17.10   $    13.66
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   31.21%          66.66%      (38.32)%     (35.77)%      26.45%       (4.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  550,397      $  328,966   $  615,795   $  122,374   $  437,773   $  249,296
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.65%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.63% (b)       0.64%        0.64%        0.65%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               2.59% (b)       1.70%        2.39%        1.17%        0.68%        1.03%
Portfolio turnover rate (c)                           26%             71%         165%          99%         108%          55%


FIRST TRUST FINANCIALS ALPHADEX(R) FUND (FXO)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    43.40      $    25.87   $    32.35   $    32.04   $    29.39   $    24.09
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.50            0.81         0.72         0.65         0.62         0.44
Net realized and unrealized gain (loss)             2.81           17.55        (6.37)        0.25         2.61         5.30
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    3.31           18.36        (5.65)        0.90         3.23         5.74
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.53)          (0.83)       (0.83)       (0.59)       (0.58)       (0.44)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    46.18      $    43.40   $    25.87   $    32.35   $    32.04   $    29.39
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    7.64%          71.99%      (17.56)%       3.03%       11.06%       24.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,530,788      $1,312,886   $  538,172   $  988,353   $1,252,910   $1,121,234
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.62%        0.63%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.62%        0.63%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               2.28% (b)       2.25%        2.36%        2.06%        1.99%        1.72%
Portfolio turnover rate (c)                           30%             86%          90%          81%          70%          80%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 53


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND (FXH)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $   122.03      $    95.29   $    77.62   $    76.80   $    66.92   $    61.55
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                       (0.04)          (0.15)        0.01        (0.11)       (0.02)       (0.03)
Net realized and unrealized gain (loss)           (11.42)          26.89        17.66         0.93         9.90         5.40
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                  (11.46)          26.74        17.67         0.82         9.88         5.37
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                 --              --           --           --           --           --
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   110.57      $   122.03   $    95.29   $    77.62   $    76.80   $    66.92
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (9.39)%         28.08%       22.75%        1.07%       14.76%        8.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,448,463      $1,604,748   $1,348,309   $1,183,740   $1,063,745   $1,067,382
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.62%        0.63%        0.62%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.62%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                              (0.06)% (b)     (0.14)%       0.01%       (0.11)%      (0.03)%      (0.05)%
Portfolio turnover rate (c)                           43%            103%         107%         123%         107%         112%


FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND (FXR)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    59.52      $    39.13   $    42.49   $    41.28   $    35.36   $    28.94
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.19            0.33         0.58         0.30         0.28         0.17
Net realized and unrealized gain (loss)            (1.76)          20.42        (3.29)        1.17         5.92         6.42
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (1.57)          20.75        (2.71)        1.47         6.20         6.59
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.18)          (0.36)       (0.65)       (0.26)       (0.28)       (0.17)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    57.77      $    59.52   $    39.13   $    42.49   $    41.28   $    35.36
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (2.64)%         53.21%       (6.30)%       3.67%       17.57%       22.81%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,776,460      $1,767,604   $  179,979   $  378,173   $1,579,093   $1,444,369
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.64%        0.63%        0.62%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.64%        0.63%        0.62%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.61% (b)       0.55%        1.30%        0.71%        0.70%        0.53%
Portfolio turnover rate (c)                           35%             91%          97%          79%          91%         101%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 54                 See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MATERIALS ALPHADEX(R) FUND (FXZ)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $    57.91      $    35.85   $    38.48   $    43.31   $    38.63   $    34.32
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.38            0.72         0.71         0.50         0.40         0.48
Net realized and unrealized gain (loss)             0.93           22.05        (2.57)       (4.88)        4.69         4.30
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.31           22.77        (1.86)       (4.38)        5.09         4.78
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.41)          (0.71)       (0.77)       (0.45)       (0.41)       (0.47)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    58.81      $    57.91   $    35.85   $    38.48   $    43.31   $    38.63
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    2.26%          64.02%       (4.78)%     (10.08)%      13.20%       14.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  499,846      $  460,362   $   96,795   $  167,369   $  314,026   $  260,726
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.62% (b)       0.64%        0.67%        0.65%        0.64%        0.65%
Ratio of net expenses to average net
   assets                                           0.62% (b)       0.64%        0.67%        0.65%        0.64%        0.65%
Ratio of net investment income (loss) to
   average net assets                               1.27% (b)       1.39%        1.95%        1.27%        0.92%        1.40%
Portfolio turnover rate (c)                           31%             77%          84%          82%          92%          84%


FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND (FXL)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period          $   125.53      $    89.44   $    69.32   $    56.54   $    45.12   $    34.84
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.22           (0.06)        0.11         0.31         0.09         0.32
Net realized and unrealized gain (loss)            (8.13)          36.15        20.17        12.75        11.43        10.32
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                   (7.91)          36.09        20.28        13.06        11.52        10.64
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.14)             --        (0.16)       (0.28)       (0.10)       (0.36)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $   117.48      $   125.53   $    89.44   $    69.32   $    56.54   $    45.12
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                   (6.30)%         40.34%       29.33%       23.20%       25.55%       30.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $1,586,543      $2,668,074   $2,205,109   $2,395,347   $1,996,201   $  607,101
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.61%        0.63%        0.63%
Ratio of net expenses to average net
   assets                                           0.61% (b)       0.61%        0.61%        0.61%        0.63%        0.63%
Ratio of net investment income (loss) to
   average net assets                               0.29% (b)      (0.05)%       0.16%        0.50%        0.17%        0.82%
Portfolio turnover rate (c)                           45%             92%         110%          91%         127%         115%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements                Page 55


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST UTILITIES ALPHADEX(R) FUND (FXU)


                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                              1/31/2022       --------------------------------------------------------------
                                             (UNAUDITED)         2021         2020         2019         2018         2017
                                           ----------------   ----------   ----------   ----------   ----------   ----------

Net asset value, beginning of period          $    30.82      $    27.54   $    28.87   $    26.37   $    27.64   $    27.46
                                              ----------      ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.40            0.68         1.05         0.63         0.98         0.76
Net realized and unrealized gain (loss)             1.36            3.32        (1.29)        2.43        (1.30)        0.19
                                              ----------      ----------   ----------   ----------   ----------   ----------
Total from investment operations                    1.76            4.00        (0.24)        3.06        (0.32)        0.95
                                              ----------      ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                              (0.42)          (0.72)       (1.09)       (0.56)       (0.95)       (0.77)
                                              ----------      ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                $    32.16      $    30.82   $    27.54   $    28.87   $    26.37   $    27.64
                                              ==========      ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                    5.75%          14.80%       (0.70)%      11.71%       (1.09)%       3.57%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $  192,937      $  174,146   $  229,988   $1,349,541   $  308,540   $1,350,332
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                           0.65% (b)       0.64%        0.62%        0.63%        0.63%        0.62%
Ratio of net expenses to average net
   assets                                           0.65% (b)       0.64%        0.62%        0.63%        0.63%        0.62%
Ratio of net investment income (loss) to
   average net assets                               2.56% (b)       2.33%        2.42%        2.23%        2.67%        2.74%
Portfolio turnover rate (c)                           22%             38%          64%          60%          76%          57%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 56                 See Notes to Financial Statements


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Sector
Fund are listed and traded on NYSE Arca, Inc.

        First Trust Consumer Discretionary AlphaDEX(R) Fund - (ticker "FXD")
        First Trust Consumer Staples AlphaDEX(R) Fund - (ticker "FXG")
        First Trust Energy AlphaDEX(R) Fund - (ticker "FXN")
        First Trust Financials AlphaDEX(R) Fund - (ticker "FXO")
        First Trust Health Care AlphaDEX(R) Fund - (ticker "FXH")
        First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (ticker
           "FXR")
        First Trust Materials AlphaDEX(R) Fund - (ticker "FXZ")
        First Trust Technology AlphaDEX(R) Fund - (ticker "FXL")
        First Trust Utilities AlphaDEX(R) Fund - (ticker "FXU")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                                    INDEX
First Trust Consumer Discretionary AlphaDEX(R) Fund                     StrataQuant(R) Consumer Discretionary Index(1)
First Trust Consumer Staples AlphaDEX(R) Fund                           StrataQuant(R) Consumer Staples Index(1)
First Trust Energy AlphaDEX(R) Fund                                     StrataQuant(R) Energy Index(1)
First Trust Financials AlphaDEX(R) Fund                                 StrataQuant(R) Financials Index(1)
First Trust Health Care AlphaDEX(R) Fund                                StrataQuant(R) Health Care Index(1)
First Trust Industrials/Producer Durables AlphaDEX(R) Fund              StrataQuant(R) Industrials Index(1)
First Trust Materials AlphaDEX(R) Fund                                  StrataQuant(R) Materials Index(1)
First Trust Technology AlphaDEX(R) Fund                                 StrataQuant(R) Technology Index(1)
First Trust Utilities AlphaDEX(R) Fund                                  StrataQuant(R) Utilities Index(1)


(1)   This index is developed, maintained and sponsored by ICE Data Indices, LLC or its affiliates ("IDI"), and licensed to First Trust Portfolios L.P.
      ("FTP"), the distributor of the Trust, by IDI. IDI is a
      successor-in-interest to previous entities that maintained the index in
      NYSE Group, Inc. and American Stock Exchange LLC.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'

                                                                         Page 57


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the
      London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A
Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities.
Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral.
The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2022, only
FXD, FXN, and FXU had securities in the securities lending program. During the six months ended January 31, 2022, all the Funds participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

                                                                         Page 59


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the
U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2022, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021 was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $       4,077,825        $              --        $              --
First Trust Consumer Staples AlphaDEX(R) Fund                         3,532,571                       --                       --
First Trust Energy AlphaDEX(R) Fund                                   6,451,416                       --                       --
First Trust Financials AlphaDEX(R) Fund                              19,322,307                       --                       --
First Trust Health Care AlphaDEX(R) Fund                                     --                       --                       --
First Trust Industrials/Producer Durables AlphaDEX(R) Fund            5,682,851                       --                       --
First Trust Materials AlphaDEX(R) Fund                                3,372,847                       --                       --
First Trust Technology AlphaDEX(R) Fund                                      --                       --                       --
First Trust Utilities AlphaDEX(R) Fund                                4,925,266                       --                       --


As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $       1,610,866        $    (364,581,172)       $     370,394,298
First Trust Consumer Staples AlphaDEX(R) Fund                           366,031             (250,660,847)              11,819,861
First Trust Energy AlphaDEX(R) Fund                                     103,016             (466,017,608)              19,296,084
First Trust Financials AlphaDEX(R) Fund                               2,234,373             (238,645,650)             135,367,766
First Trust Health Care AlphaDEX(R) Fund                              (453,844)             (564,968,527)             295,136,907
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                   --             (181,053,205)             154,826,722
First Trust Materials AlphaDEX(R) Fund                                  303,902             (136,666,584)              35,948,753
First Trust Technology AlphaDEX(R) Fund                               (676,460)             (534,219,060)             474,825,864
First Trust Utilities AlphaDEX(R) Fund                                  309,266             (191,935,197)                 966,596



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of January 31,
2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                            Non-Expiring Capital
                                                              Loss Carryforward
                                                           -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     364,581,172
First Trust Consumer Staples AlphaDEX(R) Fund                       250,660,847
First Trust Energy AlphaDEX(R) Fund                                 466,017,608
First Trust Financials AlphaDEX(R) Fund                             238,645,650
First Trust Health Care AlphaDEX(R) Fund                            564,968,527
First Trust Industrials/Producer Durables AlphaDEX(R) Fund          181,053,205
First Trust Materials AlphaDEX(R) Fund                              136,666,584
First Trust Technology AlphaDEX(R) Fund                             534,219,060
First Trust Utilities AlphaDEX(R) Fund                              191,935,197


During the taxable year ended July 31, 2021, the following Funds utilized capital loss carryforwards in the following amounts:


                                                                Capital Loss
                                                            Carryforward Utilized
                                                           -----------------------
First Trust Consumer Discretionary AlphaDEX(R) Fund           $     101,716,487
First Trust Consumer Staples AlphaDEX(R) Fund                        23,413,331
First Trust Energy AlphaDEX(R) Fund                                   3,321,616
First Trust Financials AlphaDEX(R) Fund                              25,098,162
First Trust Health Care AlphaDEX(R) Fund                            110,489,727
First Trust Industrials/Producer Durables AlphaDEX(R) Fund           30,198,576
First Trust Materials AlphaDEX(R) Fund                                7,143,048
First Trust Technology AlphaDEX(R) Fund                                      --
First Trust Utilities AlphaDEX(R) Fund                                       --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the following
Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                               Qualified Late Year Losses
                                                            ---------------------------------
                                                            Ordinary Losses   Capital Losses
                                                            ---------------   ---------------
First Trust Health Care AlphaDEX(R) Fund                    $       453,844   $            --
First Trust Technology AlphaDEX(R) Fund                             676,460                --


                                                                         Page 61


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                   Gross            Gross         Net Unrealized
                                                                Unrealized        Unrealized       Appreciation
                                                Tax Cost       Appreciation     (Depreciation)    (Depreciation)
                                             -------------------------------------------------------------------
First Trust Consumer Discretionary
   AlphaDEX(R) Fund                          $1,595,039,775    $ 217,215,099    $  (88,004,292)   $  129,210,807
First Trust Consumer Staples AlphaDEX(R)
   Fund                                         288,864,357       33,747,127        (4,016,789)       29,730,338
First Trust Energy AlphaDEX(R) Fund             473,045,903       92,065,260       (10,374,787)       81,690,473
First Trust Financials AlphaDEX(R) Fund       1,421,608,521      135,045,533       (25,890,285)      109,155,248
First Trust Health Care AlphaDEX(R) Fund      1,327,213,871      174,513,152       (53,008,631)      121,504,521
First Trust Industrials/Producer Durables
   AlphaDEX(R) Fund                           1,727,483,062      107,801,101       (58,196,432)       49,604,669
First Trust Materials AlphaDEX(R) Fund          472,728,757       38,983,325       (11,777,457)       27,205,868
First Trust Technology AlphaDEX(R) Fund       1,476,664,574      180,621,956       (69,758,925)      110,863,031
First Trust Utilities AlphaDEX(R) Fund          183,933,718       13,350,312        (3,968,548)        9,381,764


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund. General expenses of the Trust are allocated to all the
Funds based upon the net assets of each Fund.

FTP has entered into licensing agreements with IDI for each of the Funds. The license agreements allow for the use by FTP of certain trademarks and trade names of IDI. The Funds and First Trust are sub-licensees to the license agreement. The Funds are required to pay licensing fees, which are shown on the
Statements of Operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Funds.

For these services, First Trust is paid an annual management fee of 0.50% of each Fund's average daily net assets. The Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery
Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed 0.70% of average daily net assets per year (the "Expense Cap"). The Expense Cap will be in effect until at least November 30, 2022.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the six months ended January 31, 2022, there were no fees waived or expenses reimbursed by First Trust for the Funds. As of January 31, 2022, none of the
Funds had previously waived fees or expenses reimbursed that are subject to recovery.

The Trust has multiple service agreements with The Bank of New York Mellon
("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets.
As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   635,394,110      $   637,087,669
First Trust Consumer Staples AlphaDEX(R) Fund                                  83,988,846           83,213,545
First Trust Energy AlphaDEX(R) Fund                                            98,878,574           96,692,020
First Trust Financials AlphaDEX(R) Fund                                       430,793,535          432,764,483
First Trust Health Care AlphaDEX(R) Fund                                      681,390,639          680,402,890
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    629,282,459          628,443,395
First Trust Materials AlphaDEX(R) Fund                                        147,323,876          147,658,563
First Trust Technology AlphaDEX(R) Fund                                     1,105,709,852        1,105,366,153
First Trust Utilities AlphaDEX(R) Fund                                         39,964,111           39,835,177


For the six months ended January 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Consumer Discretionary AlphaDEX(R) Fund                       $   355,279,496      $   478,900,550
First Trust Consumer Staples AlphaDEX(R) Fund                                  73,007,745           26,268,144
First Trust Energy AlphaDEX(R) Fund                                           254,923,977          112,057,138
First Trust Financials AlphaDEX(R) Fund                                       543,351,958          412,362,589
First Trust Health Care AlphaDEX(R) Fund                                       90,768,046           93,795,661
First Trust Industrials/Producer Durables AlphaDEX(R) Fund                    406,656,224          336,390,139
First Trust Materials AlphaDEX(R) Fund                                        111,173,069           74,829,557
First Trust Technology AlphaDEX(R) Fund                                        83,304,526        1,079,774,825
First Trust Utilities AlphaDEX(R) Fund                                         25,511,029           13,811,759


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares

                                                                         Page 63


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns

                                                                         Page 65

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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  SECTOR FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                                                         Page 67

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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[BLANK BACK COVER]

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
Semi-Annual Report                                              January 31, 2022
--------------------------------------------------------------------------------

AlphaDEX(R) Style Funds
-----------------------

First Trust Large Cap Core AlphaDEX(R) Fund (FEX)
First Trust Mid Cap Core AlphaDEX(R) Fund (FNX)
First Trust Small Cap Core AlphaDEX(R) Fund (FYX)
First Trust Large Cap Value AlphaDEX(R) Fund (FTA)
First Trust Large Cap Growth AlphaDEX(R) Fund (FTC)
First Trust Multi Cap Value AlphaDEX(R) Fund (FAB)
First Trust Multi Cap Growth AlphaDEX(R) Fund (FAD)
First Trust Mid Cap Value AlphaDEX(R) Fund (FNK)
First Trust Mid Cap Growth AlphaDEX(R) Fund (FNY)
First Trust Small Cap Value AlphaDEX(R) Fund (FYT)
First Trust Small Cap Growth AlphaDEX(R) Fund (FYC)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs

      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2022

Shareholder Letter.........................................................    2
Market Overview............................................................    3
Fund Performance Overview

Portfolio of Investments

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First
Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate,"
"estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust")
described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk
Considerations" in the Additional Information section of this report for a discussion of certain other risks in investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit
www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the
Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each
Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

                                                                          Page 1

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SHAREHOLDER LETTER
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2022

Dear Shareholders:

First Trust is pleased to provide you with the semi-annual report for the Style
Funds of the First Trust Exchange-Traded AlphaDEX(R) Fund (the "Funds"), which contains detailed information about the Funds for the six-month period ended
January 31, 2022.

It is times like these that really test the resolve of investors. Since the start of November 2021, we have seen the major U.S. stock indices decline markedly from their all-time highs. Many pundits and experts are calling for additional near-term selling pressure due to robust inflation and the prospects for multiple interest rate hikes from the Federal Reserve (the "Fed"), with anticipation that rate increases could begin as early as March 2022. For the record, Brian Wesbury, Chief Economist at First Trust, has been steadfast in his belief that the Fed is already behind the curve with respect to inflation and interest rates, which means the Fed may have a little chasing to do at some point to deliver on its mandate of price stability. In January 2022, the
Consumer Price Index stood at 7.5% on a trailing 12-month basis, the highest it has been since 1982, according to the U.S. Bureau of Labor Statistics ("BLS").
The spike in inflation over the past year is primarily rooted in a massive increase in the U.S. money supply, in my opinion. It was brought to bear to mitigate the economic fallout from the coronavirus ("COVID-19") pandemic. The disruption of the global supply chain and the overall lack of goods available for consumption are also contributing to the spike in inflation, and both happen to be collateral damage from the pandemic. Remember, the definition of inflation is "too many dollars chasing too few goods." This is the climate we are in today.

It has been roughly two years since the onset of the COVID-19 pandemic and we are still battling this stubborn virus. There is, however, some good news to report. Despite the recommendation from the Centers for Disease Control and
Prevention that masks continue to be worn indoors, as of mid-February 2022, many states had terminated their divisive mask mandates, and more could do so soon.
Providing that the number of cases continues to shrink in the U.S., and we do not encounter any other significant variants like Omicron, we could attempt another run at fully reopening the U.S. economy (such an attempt was made in
2021 prior to the onset of the Omicron variant). Reopening the economy could prove to be a positive, and much needed, influence on getting more people back to work. This is especially relevant for those parents staying at home due to a shortage of daycare services or for those with children still e-learning. The
U.S. finished 2021 with 10.9 million job openings, well above the 10-year average of 6.0 million, according to the BLS.

Lastly, we believe that politics, both domestic and foreign, could influence the markets in 2022. The most pressing issue currently is the conflict between
Russia and Ukraine. The prevailing concern is that a Russian invasion could boost uncertainty and increase volatility in the markets, particularly the energy market. A war could conceivably push the price of oil higher, putting additional strain on inflation. On the domestic front, as it stands, the Biden
Administration's Build Back Better Act does not have the support of enough
Democrats in the Senate to pass. It included substantial tax hikes primarily targeting the wealthy to pay for the nearly $2 trillion price tag. At best, the hope is to split it up into smaller bills to see if pieces of it can pass. That leads us to the second domestic political issue: the midterm elections in
November 2022. If the Republicans can win back control of the House and the
Senate, I would expect gridlock to persist throughout the last two years of
President Joe Biden's term. The good news is that gridlock is a normal byproduct of our system of checks and balances. The markets have experienced it, and investors have navigated it, plenty of times. The bottom line is that we need to reopen the economy and get people back to work. Stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the
Funds again in six months.

Sincerely,

/s/

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2022

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has more than 30 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial
Analyst ("CFA") designation. He is a graduate of the University of Illinois at
Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment
Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall
Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE U.S./GLOBAL ECONOMY

Suffice it to say, the most unintended consequence of the trillions of dollars of subsidies and stimulus payments funneled into the U.S. economy by the Federal government to help mitigate the fallout from the coronavirus ("COVID-19")
pandemic is robust inflation. It was likely unintended since significant portions of the U.S. economy were not fully reopened, making it challenging to accurately forecast where consumer sentiment would stand. One key measure of inflation is the Consumer Price Index ("CPI"). The CPI stood at 7.5% on a trailing 12-month basis in January 2022, up from 5.4% in July 2021, and way up from 1.4% in January 2021, according to data from the U.S. Bureau of Labor
Statistics. The CPI has not been this elevated since 1982.

The surge in inflation looks as though it is here to stay. Federal Reserve (the
"Fed") Chairman Jerome Powell has changed his expectations on inflation from characterizing it as transitory to it being more persistent in nature. In the hopes of keeping inflation from becoming entrenched, the Fed began expediting the tapering of its monthly bond buying program in December 2021. This program has been successful at pushing down intermediate and longer maturity bond yields and keeping them artificially low to help stimulate economic activity. The Fed will reduce its purchases of Treasuries and mortgage-backed securities by $30 billion per month. At that pace, the Fed should be done buying bonds in the open market by the end of March 2022. They also foresee hiking short-term interest rates at least three times in 2022, but some Wall Street firms are predicting even more hikes. The Federal Funds target rate (upper bound) is currently at
0.25%.

The global growth forecast from the International Monetary Fund ("IMF") released in January 2022 sees real gross domestic product growth rising by 4.4% worldwide in 2022, down from its 5.9% projection for 2021. The IMF is calling for a 4.0%
growth rate for the U.S. in 2022, down from its 5.6% estimate for 2021. As has been the case for many years, Emerging Market and Developing Economies are expected to grow faster than Advanced Economies in 2022. Their 2022 growth rate estimates are 4.8% and 3.9%, respectively. While global growth is expected to slow some in 2022, there does not appear to be any threat of recession in the foreseeable future. Having said that, we encourage investors to monitor the direction of inflation in the months ahead to see whether the Fed's anticipated rate hikes are effective at curbing it. If not, the Fed may need to raise interest rates more aggressively later.

STYLE/EQUITY INVESTING

For the six-month period ended January 31, 2022, the S&P 500(R) Index (the
"Index") posted a total return of 3.44%, according to Bloomberg.
Large-capitalization ("cap") value stocks outperformed large-cap growth stocks in the period. The S&P 500(R) Value Index posted a total return of 4.83%, compared to 1.95% for the S&P 500(R) Growth Index during the same period. The
S&P MidCap 400(R) Index posted a total return of -1.89% in the same period.
Mid-cap value stocks outperformed mid-cap growth stocks in the same period. The
S&P MidCap 400(R) Value Index posted a total return of 2.23%, compared to -6.00%
for the S&P MidCap 400(R) Growth Index in the period. The S&P SmallCap 600(R)
Index posted a total return of -2.49% in the period. Small-cap value stocks outperformed small-cap growth stocks in the period. The S&P SmallCap 600(R)
Value Index posted a total return of 0.31%, compared to -5.29% for the S&P
SmallCap 600(R) Growth Index during the same period.

The Index closed at 4,515.55 on January 31, 2022, 5.86% below its all-time high, according to Bloomberg. A Bloomberg survey of 24 equity strategists found that their average 2022 year-end price target for the Index was 4,933 as of February
17, 2022 (most recent release). The highest and lowest estimates were 5,330 and
4,200, respectively. Brian Wesbury, Chief Economist at First Trust, has a
year-end price target of 5,250. Index earnings projections are positive for 2022 and 2023. Keep in mind that these forecasts are subject to change. As of
February 4, 2022, Bloomberg's consensus year-over-year earnings growth rate estimates for 2022 and 2023 stood at 7.07% and 9.97%, respectively. These estimates are more in line with the historical norm for the Index than the
49.51% estimated earnings growth rate for 2021, which reflects a robust rebound from the COVID-19-induced 12.44% plunge in earnings in 2020.

ETFGI, an independent research and consultancy firm, reported that total assets invested in exchange-traded funds ("ETFs") and related exchange-traded products
("ETPs") listed globally stood at an all-time high of $10.27 trillion in
December 2021, up from $7.99 trillion a year ago, according to its own release.
Total assets of U.S. listed ETFs/ETPs stood at an all-time high of $7.21 trillion, up from $5.47 trillion a year ago.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

The First Trust Large Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FEX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


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PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    0.73%      18.91%     13.13%      13.27%       8.80%        85.30%    247.79%      246.52%
Market Price                           0.71%      18.89%     13.11%      13.26%       8.80%        85.15%    247.34%      246.50%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Core Index(1)                       1.03%      19.64%     13.83%       N/A          N/A         91.14%      N/A          N/A
Nasdaq US 500 Large Cap Index(1)       2.01%      20.44%     16.87%       N/A          N/A        118.07%      N/A          N/A
S&P 500(R) Index                       3.44%      23.29%     16.78%      15.43%       9.96%       117.21%    319.82%      305.02%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    18.2%
Information Technology                        17.6
Health Care                                   12.7
Industrials                                   10.3
Consumer Discretionary                         9.3
Utilities                                      6.7
Energy                                         5.8
Materials                                      5.5
Real Estate                                    4.9
Consumer Staples                               4.9
Communication Services                         4.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
EOG Resources, Inc.                            0.6%
ConocoPhillips                                 0.6
Chevron Corp.                                  0.5
Archer-Daniels-Midland Co.                     0.5
ViacomCBS, Inc., Class B                       0.5
Cheniere Energy, Inc.                          0.5
Fox Corp., Class A                             0.5
Citizens Financial Group, Inc.                 0.5
Citigroup, Inc.                                0.5
Aflac, Inc.                                    0.5
                                            -------
  Total                                        5.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX) (CONTINUED)


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               JULY 31, 2011 - JANUARY 31, 2022

            First Trust Large Cap Core      S&P 500(R)
                 AlphaDEX(R) Fund             Index
7/11                 $10,000                 $10,000
1/12                  10,073                  10,271
7/12                  10,220                  10,913
1/13                  11,751                  11,994
7/13                  13,429                  13,641
1/14                  14,434                  14,576
7/14                  15,824                  15,952
1/15                  16,444                  16,649
7/15                  17,037                  17,739
1/16                  15,254                  16,538
7/16                  17,650                  18,736
1/17                  18,905                  19,853
7/17                  20,593                  21,741
1/18                  23,573                  25,095
7/18                  23,418                  25,271
1/19                  22,163                  24,515
7/19                  24,235                  27,291
1/20                  25,201                  29,832
7/20                  24,710                  30,555
1/21                  29,464                  34,978
7/21                  34,780                  41,689
1/22                  35,035                  43,123


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 5


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

The First Trust Mid Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended      Ended       Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -2.03%     14.75%     12.15%      11.90%       9.20%       77.38%     207.95%      265.84%
Market Price                           -2.03%     14.74%     12.17%      11.90%       9.20%       77.55%     207.83%      265.82%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Core
   Index(1)                            -1.72%     15.47%     12.86%       N/A          N/A        83.14%       N/A          N/A
Nasdaq US 600 Mid Cap Index(1)         -6.00%      7.58%     11.72%       N/A          N/A        74.03%       N/A          N/A
S&P MidCap 400(R) Index                -1.89%     14.05%     11.04%      12.63%       9.28%       68.80%     228.47%      269.89%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    20.9%
Industrials                                   16.8
Consumer Discretionary                        15.1
Information Technology                         8.4
Materials                                      8.4
Real Estate                                    8.1
Health Care                                    7.8
Energy                                         3.9
Utilities                                      3.8
Consumer Staples                               3.7
Communication Services                         3.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
APA Corp.                                      0.5%
Kohl's Corp.                                   0.5
Discovery, Inc., Class A                       0.5
Diamondback Energy, Inc.                       0.5
Continental Resources, Inc.                    0.5
Ovintiv, Inc.                                  0.5
Targa Resources Corp.                          0.4
Antero Resources Corp.                         0.4
HollyFrontier Corp.                            0.4
Enstar Group Ltd.                              0.4
                                            -------
  Total                                        4.6%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2011 - JANUARY 31, 2022

             First Trust Mid Cap        S&P MidCap
            Core AlphaDEX(R) Fund      400(R) Index
7/11               $10,000               $10,000
1/12                10,160                10,003
7/12                10,067                10,120
1/13                11,754                11,860
7/13                13,359                13,460
1/14                14,590                14,453
7/14                15,162                15,194
1/15                15,422                16,025
7/15                16,002                16,910
1/16                13,771                14,952
7/16                16,124                17,845
1/17                17,636                19,462
7/17                18,479                20,466
1/18                21,037                22,889
7/18                21,681                23,441
1/19                20,383                21,862
7/19                21,946                23,629
1/20                22,325                24,328
7/20                20,656                22,790
1/21                27,266                28,814
7/21                31,937                33,492
1/22                31,288                32,855


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 7


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

The First Trust Small Cap Core AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Core
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYX."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -0.66%     12.46%     11.83%      11.81%       8.49%       74.90%     205.27%      232.18%
Market Price                           -0.68%     12.37%     11.81%      11.80%       8.48%       74.75%     205.07%      231.97%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap Core
   Index(1)                            -0.33%     13.20%     12.57%       N/A          N/A        80.79%       N/A          N/A
Nasdaq US 700 Small Cap Index(1)       -7.07%      3.60%     11.42%       N/A          N/A        71.69%       N/A          N/A
S&P SmallCap 600(R) Index              -2.49%     10.65%     10.83%      12.92%       9.20%       67.20%     236.99%      265.78%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    24.4%
Industrials                                   16.0
Consumer Discretionary                        14.1
Information Technology                         9.6
Real Estate                                    7.4
Health Care                                    7.1
Energy                                         5.5
Consumer Staples                               4.5
Materials                                      4.4
Communication Services                         3.6
Utilities                                      3.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AMC Networks, Inc., Class A                    0.4%
PDC Energy, Inc.                               0.4
Whiting Petroleum Corp.                        0.4
NMI Holdings, Inc., Class A                    0.4
SM Energy Co.                                  0.4
Matson, Inc.                                   0.4
Emergent BioSolutions, Inc.                    0.4
Oasis Petroleum, Inc.                          0.4
Primoris Services Corp.                        0.4
CNO Financial Group, Inc.                      0.4
                                            -------
  Total                                        4.0%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX) (CONTINUED)


         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              JULY 31, 2011 - JANUARY 31, 2022

            First Trust Small Cap      S&P SmallCap
            Core AlphaDEX(R) Fund      600(R) Index
7/11               $10,000               $10,000
1/12                10,403                10,344
7/12                10,142                10,400
1/13                11,800                11,943
7/13                13,852                14,017
1/14                15,201                15,340
7/14                15,189                15,564
1/15                15,546                16,284
7/15                16,019                17,427
1/16                13,704                15,521
7/16                16,371                18,465
1/17                18,158                20,851
7/17                18,996                21,727
1/18                21,095                24,303
7/18                22,738                26,743
1/19                20,719                23,999
7/19                21,252                24,938
1/20                21,325                25,571
7/20                19,438                22,775
1/21                28,238                31,500
7/21                31,969                35,748
1/22                31,759                34,860


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                          Page 9


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

The First Trust Large Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTA."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    6.81%      27.14%      9.99%      11.61%       7.80%        60.97%    200.07%      202.26%
Market Price                           6.78%      27.10%      9.98%      11.61%       7.79%        60.89%    199.87%      202.16%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Value Index(1)                      7.15%      27.99%     10.69%       N/A          N/A         66.18%      N/A          N/A
Nasdaq US 500 Large Cap Value
   Index(1)                            5.34%      26.22%     12.72%       N/A          N/A         82.01%      N/A          N/A
S&P 500(R) Index                       3.44%      23.29%     16.78%      15.43%       9.96%       117.21%    319.82%      305.02%
S&P 500(R) Value Index                 4.83%      24.85%     11.38%      12.56%       7.08%        71.44%    226.47%      173.84%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    24.7%
Utilities                                     11.4
Industrials                                   10.0
Health Care                                    9.6
Information Technology                         8.7
Consumer Discretionary                         7.5
Energy                                         7.2
Consumer Staples                               6.7
Materials                                      6.6
Communication Services                         6.4
Real Estate                                    1.2
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
EOG Resources, Inc.                            1.1%
ConocoPhillips                                 1.1
ViacomCBS, Inc., Class B                       1.0
Fox Corp., Class A                             1.0
Citigroup, Inc.                                1.0
Travelers (The) Cos., Inc.                     1.0
Dow, Inc.                                      0.9
LyondellBasell Industries N.V., Class A        0.9
Berkshire Hathaway, Inc., Class B              0.9
Tyson Foods, Inc., Class A                     0.9
                                            -------
  Total                                        9.8%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA) (CONTINUED)


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      JULY 31, 2011 - JANUARY 31, 2022

            First Trust Large Cap       S&P 500(R)      S&P 500(R)
            Value AlphaDEX(R) Fund        Index         Value Index
7/11               $10,000               $10,000          $10,000
1/12                10,348                10,271           10,288
7/12                10,496                10,913           10,774
1/13                12,284                11,994           12,291
7/13                13,975                13,641           14,038
1/14                14,757                14,576           14,622
7/14                16,415                15,952           16,043
1/15                16,554                16,649           16,355
7/15                16,367                17,739           17,102
1/16                14,415                16,538           15,768
7/16                16,848                18,736           18,091
1/17                19,287                19,853           19,591
7/17                20,780                21,741           20,686
1/18                23,186                25,095           23,383
7/18                22,468                25,271           22,843
1/19                21,322                24,513           22,194
7/19                22,322                27,288           24,276
1/20                23,159                29,828           26,257
7/20                20,129                30,554           23,615
1/21                24,425                34,975           26,903
7/21                29,071                41,689           32,040
1/22                31,051                43,123           33,588


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 11


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

The First Trust Large Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Large Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FTC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -6.22%      9.49%     16.27%      14.76%        9.55%      112.45%    296.12%      283.19%
Market Price                           -6.27%      9.50%     16.26%      14.75%        9.54%      112.39%    295.93%      283.00%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Large Cap
   Growth Index(1)                     -5.97%     10.14%     16.98%       N/A          N/A        119.05%      N/A          N/A
Nasdaq US 500 Large Cap Growth
   Index(1)                            -0.26%     16.80%     20.38%       N/A          N/A        152.83%      N/A          N/A
S&P 500(R) Index                        3.44%     23.29%     16.78%      15.43%        9.96%      117.21%    319.82%      305.02%
S&P 500(R) Growth Index                 1.95%     21.58%     21.24%      17.71%       12.45%      161.93%    410.88%      463.17%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        31.5%
Health Care                                   16.1
Consumer Discretionary                        12.7
Financials                                    10.6
Real Estate                                    9.1
Industrials                                    7.7
Materials                                      4.5
Energy                                         3.9
Communication Services                         2.0
Consumer Staples                               1.5
Utilities                                      0.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cheniere Energy, Inc.                          1.1%
Blackstone, Inc.                               1.0
AbbVie, Inc.                                   1.0
Apple, Inc.                                    1.0
QUALCOMM, Inc.                                 1.0
KKR & Co., Inc.                                1.0
AutoZone, Inc.                                 1.0
HCA Healthcare, Inc.                           0.9
Carlyle Group (The), Inc.                      0.9
O'Reilly Automotive, Inc.                      0.9
                                            -------
  Total                                        9.8%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC) (CONTINUED)


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       JULY 31, 2011 - JANUARY 31, 2022

             First Trust Large Cap       S&P 500(R)       S&P 500(R)
            Growth AlphaDEX(R) Fund        Index         Growth Index
7/11                $10,000               $10,000          $10,000
1/12                  9,688                10,271           10,264
7/12                  9,811                10,913           11,038
1/13                 10,986                11,994           11,743
7/13                 12,600                13,641           13,300
1/14                 13,838                14,576           14,556
7/14                 14,979                15,952           15,892
1/15                 16,083                16,649           16,944
7/15                 17,574                17,739           18,354
1/16                 16,101                16,538           17,267
7/16                 18,272                18,736           19,324
1/17                 18,065                19,853           20,020
7/17                 19,933                21,741           22,604
1/18                 23,492                25,095           26,562
7/18                 23,957                25,271           27,489
1/19                 22,474                24,515           26,635
7/19                 25,670                27,291           30,116
1/20                 26,815                29,832           33,220
7/20                 29,804                30,555           37,508
1/21                 35,048                34,978           43,131
7/21                 40,923                41,689           51,430
1/22                 38,376                43,123           52,437


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 13


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

The First Trust Multi Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAB."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select value stocks from the
Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index, and Nasdaq US 700
Small Cap Index (together, the "Nasdaq US Multi Cap Value Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    5.00%      26.35%      9.57%      11.03%       7.92%        57.96%    184.65%      207.37%
Market Price                           4.97%      26.38%      9.57%      11.02%       7.92%        57.96%    184.44%      207.23%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Value Index(1)                      5.37%      27.29%     10.38%       N/A          N/A         63.83%      N/A          N/A
Nasdaq US Multi Cap Value Index(1)     4.71%      25.90%     12.39%       N/A          N/A         79.30%      N/A          N/A
S&P Composite 1500(R) Index            2.98%      22.41%     16.24%      15.18%       9.92%       112.24%    310.92%      303.16%
S&P Composite 1500(R) Value Index      4.54%      24.61%     11.22%      12.54%       7.24%        70.20%    225.87%      179.98%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    27.1%
Industrials                                   13.1
Consumer Discretionary                        11.4
Utilities                                      8.4
Information Technology                         7.2
Materials                                      6.9
Health Care                                    6.6
Communication Services                         5.5
Consumer Staples                               5.4
Energy                                         5.3
Real Estate                                    3.1
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
EOG Resources, Inc.                            0.6%
ConocoPhillips                                 0.6
ViacomCBS, Inc., Class B                       0.5
Fox Corp., Class A                             0.5
Citigroup, Inc.                                0.5
Travelers (The) Cos., Inc.                     0.5
Dow, Inc.                                      0.5
LyondellBasell Industries N.V., Class A        0.5
Berkshire Hathaway, Inc., Class B              0.5
Tyson Foods, Inc., Class A                     0.5
                                            -------
  Total                                        5.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                            JULY 31, 2011 - JANUARY 31, 2022

            First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Value AlphaDEX(R) Fund      1500(R) Index           Value Index
7/11               $10,000                 $10,000                $10,000
1/12                10,439                  10,251                 10,284
7/12                10,363                  10,827                 10,718
1/13                12,218                  11,981                 12,273
7/13                14,086                  13,639                 14,039
1/14                15,090                  14,593                 14,681
7/14                16,252                  15,877                 16,036
1/15                16,250                  16,587                 16,368
7/15                16,132                  17,663                 17,081
1/16                13,928                  16,377                 15,689
7/16                16,451                  18,652                 18,110
1/17                18,811                  19,848                 19,689
7/17                19,652                  21,638                 20,727
1/18                21,737                  24,899                 23,361
7/18                21,674                  25,168                 22,984
1/19                20,361                  24,292                 22,216
7/19                20,890                  26,941                 24,199
1/20                21,344                  29,292                 26,031
7/20                18,333                  29,746                 23,280
1/21                23,517                  34,411                 26,894
7/21                28,298                  40,905                 32,057
1/22                29,715                  42,123                 33,512


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 15


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

The First Trust Multi Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Multi Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FAD."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 500 Large Cap Index, Nasdaq US 600 Mid Cap Index and Nasdaq US 700
Small Cap Index (together the "Nasdaq US Multi Cap Growth Index") that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended       (5/8/07)      Ended      Ended       (5/8/07)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -7.71%      3.61%     15.64%      14.01%        9.63%      106.80%    271.06%      287.31%
Market Price                           -7.85%      3.54%     15.61%      14.00%        9.62%      106.54%    270.77%      286.88%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Multi Cap
   Growth Index(1)                     -7.42%      4.27%     16.45%       N/A          N/A        114.10%      N/A          N/A
Nasdaq US Multi Cap Growth
   Index(1)                            -1.65%     13.97%     19.50%       N/A          N/A        143.66%      N/A          N/A
S&P Composite 1500(R) Index             2.98%     22.41%     16.24%      15.18%        9.92%      112.24%    310.92%      303.16%
S&P Composite 1500(R) Growth
   Index                                1.38%     20.22%     20.41%      17.29%       12.26%      153.11%    392.85%      449.82%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        23.9%
Health Care                                   16.1
Consumer Discretionary                        14.2
Financials                                    11.6
Industrials                                    9.9
Real Estate                                    9.5
Materials                                      4.8
Energy                                         4.7
Communication Services                         2.4
Consumer Staples                               2.1
Utilities                                      0.8
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Cheniere Energy, Inc.                          0.6%
Blackstone, Inc.                               0.5
AbbVie, Inc.                                   0.5
Apple, Inc.                                    0.5
QUALCOMM, Inc.                                 0.5
KKR & Co., Inc.                                0.5
AutoZone, Inc.                                 0.5
HCA Healthcare, Inc.                           0.5
Carlyle Group (The), Inc.                      0.5
O'Reilly Automotive, Inc.                      0.5
                                            -------
  Total                                        5.1%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD) (CONTINUED)


                       PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                             JULY 31, 2011 - JANUARY 31, 2022

             First Trust Multi Cap       S&P Composite      S&P Composite 1500(R)
            Growth AlphaDEX(R) Fund      1500(R) Index          Growth Index
7/11                $10,000                 $10,000                $10,000
1/12                  9,806                  10,251                 10,228
7/12                  9,890                  10,827                 10,926
1/13                 11,136                  11,981                 11,731
7/13                 12,660                  13,639                 13,291
1/14                 13,959                  14,593                 14,531
7/14                 14,513                  15,877                 15,752
1/15                 15,445                  16,587                 16,807
7/15                 16,818                  17,663                 18,220
1/16                 15,064                  16,377                 17,027
7/16                 17,265                  18,652                 19,143
1/17                 17,593                  19,848                 19,915
7/17                 19,310                  21,638                 22,360
1/18                 22,579                  24,899                 26,193
7/18                 23,714                  25,170                 27,136
1/19                 22,059                  24,294                 26,162
7/19                 24,819                  26,942                 29,484
1/20                 25,602                  29,290                 32,349
7/20                 27,360                  29,745                 36,166
1/21                 35,120                  34,411                 41,928
7/21                 39,425                  40,905                 49,722
1/22                 36,384                  42,123                 50,407


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 17


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

The First Trust Mid Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNK."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Value Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    3.72%      28.35%      8.41%      10.26%        9.46%      49.74%     165.56%      165.10%
Market Price                           3.77%      28.42%      8.40%      10.27%        9.46%      49.65%     165.82%      165.09%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap Value
   Index(1)                            4.12%      29.34%      9.23%       N/A          N/A        55.46%       N/A          N/A
Nasdaq US 600 Mid Cap Value Index(1)   1.65%      25.09%      9.12%       N/A          N/A        54.74%       N/A          N/A
S&P MidCap 400(R) Value Index          2.23%      24.04%      9.89%      12.40%       11.15%      60.22%     221.84%      212.85%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    28.2%
Consumer Discretionary                        16.6
Industrials                                   15.7
Materials                                      8.4
Utilities                                      5.9
Information Technology                         5.6
Real Estate                                    4.7
Communication Services                         4.3
Health Care                                    4.1
Consumer Staples                               4.1
Energy                                         2.4
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
Kohl's Corp.                                   0.9%
Discovery, Inc., Class A                       0.9
HollyFrontier Corp.                            0.8
Enstar Group Ltd.                              0.8
Radian Group, Inc.                             0.8
Bunge Ltd.                                     0.8
MGIC Investment Corp.                          0.8
IAC/InterActiveCorp.                           0.8
Old Republic International Corp.               0.8
Westrock Co.                                   0.8
                                            -------
  Total                                        8.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK) (CONTINUED)


           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2011 - JANUARY 31, 2022

             First Trust Mid Cap        S&P MidCap 400(R)
            Value AlphaDEX(R) Fund         Value Index
7/11               $10,000                   $10,000
1/12                10,371                    10,145
7/12                10,322                    10,300
1/13                12,224                    12,149
7/13                14,077                    13,942
1/14                15,228                    14,931
7/14                16,090                    15,980
1/15                15,797                    16,508
7/15                15,949                    16,912
1/16                13,601                    15,005
7/16                16,145                    18,232
1/17                18,394                    20,378
7/17                18,684                    20,951
1/18                20,519                    22,874
7/18                20,702                    23,569
1/19                19,528                    22,226
7/19                19,821                    23,516
1/20                19,782                    24,052
7/20                16,215                    20,366
1/21                21,459                    26,324
7/21                26,554                    31,940
1/22                27,542                    32,652


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 19


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

The First Trust Mid Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Mid Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FNY."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 600 Mid Cap Growth Index that may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                   -10.90%     -3.30%     15.46%      13.08%       11.86%      105.20%    241.78%      235.07%
Market Price                          -10.93%     -3.38%     15.44%      13.06%       11.85%      104.98%    241.34%      234.82%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Mid Cap
   Growth Index(1)                    -10.57%     -2.59%     16.31%       N/A          N/A        112.85%      N/A          N/A
Nasdaq US 600 Mid Cap Growth
   Index(1)                           -14.10%     -9.03%     13.24%       N/A          N/A         86.22%      N/A          N/A
S&P MidCap 400(R) Growth Index         -6.00%      4.62%     11.75%      12.54%       11.35%       74.24%    225.99%      218.79%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Health Care                                   16.0%
Information Technology                        14.9
Consumer Discretionary                        14.3
Industrials                                   13.6
Financials                                    12.8
Real Estate                                   10.7
Materials                                      7.0
Energy                                         5.2
Communication Services                         2.7
Consumer Staples                               2.2
Utilities                                      0.6
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
APA Corp.                                      1.0%
Diamondback Energy, Inc.                       1.0
Ovintiv, Inc.                                  1.0
Targa Resources Corp.                          0.9
Antero Resources Corp.                         0.9
LPL Financial Holdings, Inc.                   0.9
Houlihan Lokey, Inc.                           0.9
Sealed Air Corp.                               0.8
Dick's Sporting Goods, Inc.                    0.8
Ares Management Corp., Class A                 0.8
                                            -------
  Total                                        9.0%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                 JULY 31, 2011 - JANUARY 31, 2022

              First Trust Mid Cap        S&P MidCap 400(R)
            Growth AlphaDEX(R) Fund        Growth Index
7/11                $10,000                   $10,000
1/12                  9,922                     9,868
7/12                  9,789                     9,951
1/13                 11,183                    11,589
7/13                 12,438                    13,011
1/14                 13,776                    14,009
7/14                 13,991                    14,475
1/15                 14,822                    15,554
7/15                 15,938                    16,863
1/16                 13,909                    14,858
7/16                 15,943                    17,423
1/17                 16,528                    18,461
7/17                 18,005                    19,812
1/18                 21,300                    22,661
7/18                 22,519                    23,053
1/19                 21,047                    21,284
7/19                 23,964                    23,472
1/20                 24,866                    24,293
7/20                 26,427                    24,733
1/21                 35,070                    30,748
7/21                 38,059                    34,221
1/22                 33,912                    32,169


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 21


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

The First Trust Small Cap Value AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Value
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYT."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Value Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    2.34%      21.32%      9.75%      10.40%       10.29%      59.21%     168.91%      187.50%
Market Price                           2.44%      21.34%      9.76%      10.40%       10.29%      59.33%     168.97%      187.56%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap
   Value Index(1)                      2.75%      22.26%     10.56%       N/A          N/A        65.18%       N/A          N/A
Nasdaq US 700 Small Cap Value
   Index(1)                            0.24%      20.94%     10.39%       N/A          N/A        63.95%       N/A          N/A
S&P SmallCap 600(R) Value Index        0.31%      17.88%      9.52%      12.16%       11.57%      57.58%     215.14%      225.59%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Financials                                    31.9%
Industrials                                   17.1
Consumer Discretionary                        13.5
Real Estate                                    5.7
Materials                                      5.6
Information Technology                         5.4
Communication Services                         4.9
Energy                                         4.9
Consumer Staples                               4.3
Utilities                                      4.2
Health Care                                    2.5
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
AMC Networks, Inc., Class A                    0.8%
NMI Holdings, Inc., Class A                    0.8
Emergent BioSolutions, Inc.                    0.7
Oasis Petroleum, Inc.                          0.7
Primoris Services Corp.                        0.7
CNO Financial Group, Inc.                      0.7
TEGNA, Inc.                                    0.7
SiriusPoint Ltd.                               0.7
Encore Capital Group, Inc.                     0.7
Apollo Commercial Real Estate Finance, Inc.    0.7
                                            -------
  Total                                        7.2%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT) (CONTINUED)


            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2011 - JANUARY 31, 2022

            First Trust Small Cap       S&P SmallCap 600(R)
            Value AlphaDEX(R) Fund          Value Index
7/11               $10,000                    $10,000
1/12                10,767                     10,528
7/12                10,076                     10,426
1/13                12,029                     12,172
7/13                14,342                     14,322
1/14                15,687                     15,569
7/14                16,043                     16,022
1/15                16,109                     16,461
7/15                15,740                     17,019
1/16                13,182                     15,258
7/16                15,865                     18,541
1/17                18,187                     21,056
7/17                18,309                     21,620
1/18                20,023                     24,085
7/18                21,030                     26,100
1/19                19,146                     23,292
7/19                18,992                     23,888
1/20                19,320                     24,169
7/20                17,123                     19,991
1/21                23,865                     28,148
7/21                28,290                     33,079
1/22                28,954                     33,181


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 23


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

The First Trust Small Cap Growth AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq AlphaDEX(R) Small Cap Growth
Index (the "Index"). The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks that comprise the
Index. The shares of the Fund are listed and trade on The Nasdaq Stock Market
LLC under the ticker symbol "FYC."

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the
Nasdaq US 700 Small Cap Growth Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.


-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURNS           CUMULATIVE TOTAL RETURNS
                                      6 Months    1 Year     5 Years    10 Years    Inception     5 Years    10 Years    Inception
                                       Ended       Ended      Ended      Ended      (4/19/11)      Ended      Ended      (4/19/11)
                                      1/31/22     1/31/22    1/31/22    1/31/22     to 1/31/22    1/31/22    1/31/22     to 1/31/22
FUND PERFORMANCE
NAV                                    -6.57%      -0.36%    13.60%      13.11%       11.92%      89.16%     242.88%      236.92%
Market Price                           -6.61%      -0.41%    13.57%      13.11%       11.91%      88.93%     242.64%      236.51%

INDEX PERFORMANCE
Nasdaq AlphaDEX(R) Small Cap
   Growth Index(1)                     -6.17%       0.39%    14.49%       N/A          N/A        96.71%       N/A          N/A
Nasdaq US 700 Small Cap Growth
   Index(1)                           -13.84%     -11.68%    12.08%       N/A          N/A        76.85%       N/A          N/A
S&P SmallCap 600(R) Growth Index       -5.29%       3.70%    11.90%      13.53%       12.65%      75.42%     255.79%      261.32%
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

(See Notes to Fund Performance Overview on page 26.)

----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
----------------------------------------------------------
Information Technology                        18.2%
Consumer Discretionary                        17.7
Health Care                                   16.2
Financials                                    12.5
Industrials                                   10.0
Real Estate                                    8.4
Energy                                         5.7
Consumer Staples                               3.8
Communication Services                         3.0
Materials                                      2.5
Utilities                                      2.0
                                            -------
  Total                                      100.0%
                                            =======

----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
----------------------------------------------------------
PDC Energy, Inc.                               0.9%
Matador Resources Co.                          0.9
Magnolia Oil & Gas Corp., Class A              0.8
SM Energy Co.                                  0.8
Matson, Inc.                                   0.8
Dillard's, Inc., Class A                       0.7
Meta Financial Group, Inc.                     0.7
Signet Jewelers Ltd.                           0.7
Atkore, Inc.                                   0.7
Vector Group Ltd.                              0.7
                                            -------
  Total                                        7.7%
                                            =======

-----------------------------

Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq,
Inc. (together with its affiliates hereinafter referred to as the
"Corporations") and are licensed for use by First Trust. AlphaDEX(R) is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc.
for use in the name of the Index. The Fund has not been passed on by the
Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC) (CONTINUED)


             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  JULY 31, 2011 - JANUARY 31, 2022

             First Trust Small Cap       S&P SmallCap 600(R)
            Growth AlphaDEX(R) Fund         Growth Index
7/11                $10,000                    $10,000
1/12                  9,905                     10,173
7/12                 10,239                     10,381
1/13                 11,430                     11,731
7/13                 13,119                     13,735
1/14                 14,529                     15,134
7/14                 14,105                     15,121
1/15                 14,755                     16,100
7/15                 16,245                     17,810
1/16                 14,301                     15,766
7/16                 16,819                     18,394
1/17                 17,953                     20,634
7/17                 19,698                     21,796
1/18                 22,186                     24,475
7/18                 24,790                     27,360
1/19                 22,398                     24,731
7/19                 23,820                     26,044
1/20                 23,546                     27,018
7/20                 22,685                     25,632
1/21                 34,086                     34,907
7/21                 36,349                     38,219
1/22                 33,960                     36,195


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Information showing the number of days the market price of the Fund's shares was greater (at a premium) and less (at a discount) than the Fund's net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at
https://www.ftportfolios.com/Retail/etf/home.aspx.

                                                                         Page 25


--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total
Returns" represent the total change in value of an investment over the periods indicated. For certain Funds the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the
Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint of the national best bid and offer price ("NBBO") as of the time that the Fund's NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund's NAV is calculated. Prior to January 1,
2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund's NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each
Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2022 (UNAUDITED)

As a shareholder of First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid
Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First
Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R)
Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid
Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, or
First Trust Small Cap Growth AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2)
ongoing costs, including management fees, distribution and/or service (12b-1)
fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2022.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month
Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2021     JANUARY 31, 2022      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)
Actual                                              $1,000.00           $1,007.30             0.59%             $2.99
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)
Actual                                              $1,000.00           $  979.70             0.59%             $2.94
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)
Actual                                              $1,000.00           $  993.40             0.59%             $2.96
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)
Actual                                              $1,000.00           $1,068.10             0.59%             $3.08
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)
Actual                                              $1,000.00           $  937.80             0.59%             $2.88
Hypothetical (5% return before expenses)            $1,000.00           $1,022.23             0.59%             $3.01


                                                                         Page 27


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
UNDERSTANDING YOUR FUND EXPENSES (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)


-------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING          BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH         SIX-MONTH
                                                  AUGUST 1, 2021     JANUARY 31, 2022      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)
Actual                                              $1,000.00           $1,050.00             0.68%             $3.51
Hypothetical (5% return before expenses)            $1,000.00           $1,021.78             0.68%             $3.47

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)
Actual                                              $1,000.00           $  922.90             0.62%             $3.00
Hypothetical (5% return before expenses)            $1,000.00           $1,022.08             0.62%             $3.16

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)
Actual                                              $1,000.00           $1,037.20             0.70%             $3.59
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)
Actual                                              $1,000.00           $  891.00             0.70%             $3.34
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)
Actual                                              $1,000.00           $1,023.40             0.70%             $3.57
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)
Actual                                              $1,000.00           $  934.30             0.70%             $3.41
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%             $3.57


(a)   These expense ratios reflect expense caps for certain Funds. See Note 3 in
      Notes to Financial Statements.

(b)   Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 1,
      2021 through January 31, 2022), multiplied by 184/365 (to reflect the six-month period).


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.7%
       15,839  General Dynamics Corp.           $     3,359,452
       15,483  L3Harris Technologies, Inc.            3,240,437
        9,290  Lockheed Martin Corp.                  3,615,018
       11,373  Northrop Grumman Corp.                 4,206,873
       25,577  Raytheon Technologies Corp.            2,306,789
       42,767  Textron, Inc.                          2,910,722
                                                ---------------
                                                     19,639,291
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.7%
       40,977  Expeditors International of
                  Washington, Inc.                    4,691,047
        8,512  FedEx Corp.                            2,092,760
        5,134  United Parcel Service, Inc.,
                  Class B                             1,038,146
                                                ---------------
                                                      7,821,953
                                                ---------------
               AIRLINES -- 0.1%
       25,689  Southwest Airlines Co. (a)             1,149,840
                                                ---------------
               AUTO COMPONENTS -- 0.2%
       20,016  Aptiv PLC (a)                          2,733,785
                                                ---------------
               AUTOMOBILES -- 1.1%
      158,962  Ford Motor Co.                         3,226,928
       93,857  General Motors Co. (a)                 4,949,080
        5,208  Tesla, Inc. (a)                        4,878,438
                                                ---------------
                                                     13,054,446
                                                ---------------
               BANKS -- 5.0%
       74,212  Bank of America Corp.                  3,424,142
       91,122  Citigroup, Inc.                        5,933,865
      116,460  Citizens Financial Group, Inc.         5,994,196
      101,084  Fifth Third Bancorp                    4,511,379
        5,328  First Republic Bank                      924,887
      214,117  Huntington Bancshares, Inc.            3,224,602
       27,800  JPMorgan Chase & Co.                   4,131,080
      190,326  KeyCorp                                4,769,570
       28,663  M&T Bank Corp.                         4,854,939
       16,465  PNC Financial Services Group
                  (The), Inc.                         3,391,625
       50,485  Regions Financial Corp.                1,158,126
        6,490  SVB Financial Group (a)                3,789,511
       75,189  Truist Financial Corp.                 4,723,373
       58,780  U.S. Bancorp                           3,420,408
       91,750  Wells Fargo & Co.                      4,936,150
                                                ---------------
                                                     59,187,853
                                                ---------------
               BEVERAGES -- 0.3%
       18,586  Coca-Cola (The) Co.                    1,133,932
       59,717  Keurig Dr Pepper, Inc.                 2,266,260
                                                ---------------
                                                      3,400,192
                                                ---------------
               BIOTECHNOLOGY -- 2.3%
       32,513  AbbVie, Inc.                           4,450,704
        9,784  Amgen, Inc.                            2,222,338
       13,761  Biogen, Inc. (a)                       3,109,986
       75,785  Gilead Sciences, Inc.                  5,204,914
       20,427  Horizon Therapeutics PLC (a)           1,906,452
       29,987  Incyte Corp. (a)                       2,228,934
        8,667  Moderna, Inc. (a)                      1,467,583

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BIOTECHNOLOGY (CONTINUED)
        5,229  Regeneron Pharmaceuticals,
                  Inc. (a)                      $     3,182,317
       15,036  Vertex Pharmaceuticals, Inc. (a)       3,654,500
                                                ---------------
                                                     27,427,728
                                                ---------------
               BUILDING PRODUCTS -- 0.5%
       40,580  Carrier Global Corp.                   1,934,854
       54,140  Johnson Controls International
                  PLC                                 3,934,354
                                                ---------------
                                                      5,869,208
                                                ---------------
               CAPITAL MARKETS -- 4.5%
       75,795  Bank of New York Mellon (The)
                  Corp.                               4,491,612
        1,203  BlackRock, Inc.                          989,997
       42,528  Blackstone, Inc.                       5,612,420
      100,232  Carlyle Group (The), Inc.              5,116,844
       52,346  Charles Schwab (The) Corp.             4,590,744
      164,312  Franklin Resources, Inc.               5,253,055
        8,631  Goldman Sachs Group (The),
                  Inc.                                3,061,243
       24,140  Intercontinental Exchange, Inc.        3,057,572
       73,862  KKR & Co., Inc.                        5,256,020
        2,819  Moody's Corp.                            966,917
       11,213  Morgan Stanley                         1,149,781
        1,796  MSCI, Inc.                               962,871
       15,722  Nasdaq, Inc.                           2,817,540
        9,202  Northern Trust Corp.                   1,073,321
       32,885  Raymond James Financial, Inc.          3,481,535
        2,332  S&P Global, Inc.                         968,293
       35,502  State Street Corp.                     3,354,939
        5,596  T. Rowe Price Group, Inc.                864,190
                                                ---------------
                                                     53,068,894
                                                ---------------
               CHEMICALS -- 3.2%
        7,234  Air Products and Chemicals,
                  Inc.                                2,040,856
        9,415  Albemarle Corp.                        2,078,267
       32,743  Celanese Corp.                         5,098,412
       93,109  Corteva, Inc.                          4,476,681
       97,017  Dow, Inc.                              5,794,825
       68,121  DuPont de Nemours, Inc.                5,218,069
       18,205  Eastman Chemical Co.                   2,165,121
       59,664  LyondellBasell Industries N.V.,
                  Class A                             5,771,299
       12,765  PPG Industries, Inc.                   1,993,893
       12,500  Sherwin-Williams (The) Co.             3,581,375
                                                ---------------
                                                     38,218,798
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        4,968  Cintas Corp.                           1,945,121
       14,516  Copart, Inc. (a)                       1,876,193
       15,784  Republic Services, Inc.                2,014,985
        6,595  Waste Management, Inc.                   992,152
                                                ---------------
                                                      6,828,451
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       38,281  Arista Networks, Inc. (a)              4,758,711

                        See Notes to Financial Statements                Page 29


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  (CONTINUED)
       34,735  Cisco Systems, Inc.              $     1,933,697
       12,152  Motorola Solutions, Inc.               2,818,535
                                                ---------------
                                                      9,510,943
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.4%
        9,993  Martin Marietta Materials, Inc.        3,888,476
        5,301  Vulcan Materials Co.                   1,008,833
                                                ---------------
                                                      4,897,309
                                                ---------------
               CONSUMER FINANCE -- 1.6%
      115,581  Ally Financial, Inc.                   5,515,526
       13,454  American Express Co.                   2,419,298
       37,926  Capital One Financial Corp.            5,564,882
      118,619  Synchrony Financial                    5,051,983
                                                ---------------
                                                     18,551,689
                                                ---------------
               CONTAINERS & PACKAGING -- 0.7%
       10,163  Avery Dennison Corp.                   2,087,683
      117,131  International Paper Co.                5,651,571
                                                ---------------
                                                      7,739,254
                                                ---------------
               DISTRIBUTORS -- 0.8%
        7,850  Genuine Parts Co.                      1,045,855
       73,333  LKQ Corp.                              4,025,248
        9,722  Pool Corp.                             4,630,103
                                                ---------------
                                                      9,701,206
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.5%
       18,403  Berkshire Hathaway, Inc.,
                  Class B (a)                         5,760,507
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.9%
      178,953  AT&T, Inc.                             4,563,301
      105,904  Verizon Communications, Inc.           5,637,270
                                                ---------------
                                                     10,200,571
                                                ---------------
               ELECTRIC UTILITIES -- 4.1%
       53,713  Alliant Energy Corp.                   3,215,260
       49,480  American Electric Power Co.,
                  Inc.                                4,472,992
       41,966  Duke Energy Corp.                      4,408,948
       48,375  Edison International                   3,037,466
       39,079  Entergy Corp.                          4,367,860
       64,163  Evergy, Inc.                           4,168,028
       36,289  Eversource Energy                      3,247,503
       76,216  Exelon Corp.                           4,416,717
       79,386  FirstEnergy Corp.                      3,331,037
      362,621  PG&E Corp. (a)                         4,637,923
       73,224  PPL Corp.                              2,173,288
       48,143  Southern (The) Co.                     3,345,457
       48,768  Xcel Energy, Inc.                      3,397,179
                                                ---------------
                                                     48,219,658
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.8%
        7,484  AMETEK, Inc.                           1,023,587
       12,737  Eaton Corp. PLC                        2,017,923
       35,513  Emerson Electric Co.                   3,265,420

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRICAL EQUIPMENT (CONTINUED)
        3,127  Generac Holdings, Inc. (a)       $       883,002
        9,464  Rockwell Automation, Inc.              2,737,178
                                                ---------------
                                                      9,927,110
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.3%
       50,334  Amphenol Corp., Class A                4,006,083
       26,873  CDW Corp.                              5,080,341
      118,244  Corning, Inc.                          4,970,978
       26,648  Keysight Technologies, Inc. (a)        4,498,715
       20,463  TE Connectivity Ltd.                   2,926,414
        2,520  Teledyne Technologies, Inc. (a)        1,062,003
       12,622  Trimble, Inc. (a)                        910,803
        7,397  Zebra Technologies Corp.,
                  Class A (a)                         3,765,961
                                                ---------------
                                                     27,221,298
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.6%
       45,742  Baker Hughes Co.                       1,255,160
       48,121  Halliburton Co.                        1,479,240
      110,239  Schlumberger N.V.                      4,307,038
                                                ---------------
                                                      7,041,438
                                                ---------------
               ENTERTAINMENT -- 0.8%
       66,169  Activision Blizzard, Inc.              5,228,013
       27,585  Live Nation Entertainment,
                  Inc. (a)                            3,020,833
        6,193  Take-Two Interactive Software,
                  Inc. (a)                            1,011,565
                                                ---------------
                                                      9,260,411
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.7%
        4,937  Alexandria Real Estate Equities,
                  Inc.                                  961,925
        3,762  American Tower Corp.                     946,143
        8,714  AvalonBay Communities, Inc.            2,128,220
        9,555  Boston Properties, Inc.                1,070,924
       18,478  Camden Property Trust                  2,958,143
        5,273  Crown Castle International Corp.         962,375
       18,667  Digital Realty Trust, Inc.             2,785,676
       67,068  Duke Realty Corp.                      3,875,189
       25,108  Equity LifeStyle Properties,
                  Inc.                                1,965,705
       12,161  Equity Residential                     1,079,046
        3,124  Essex Property Trust, Inc.             1,038,730
       14,561  Extra Space Storage, Inc.              2,885,845
       91,483  Healthpeak Properties, Inc.            3,235,754
       48,547  Invitation Homes, Inc.                 2,038,003
       14,391  Mid-America Apartment
                  Communities, Inc.                   2,974,332
       26,149  Prologis, Inc.                         4,100,686
        8,813  Public Storage                         3,159,725
        5,658  SBA Communications Corp.               1,841,340
       20,666  Simon Property Group, Inc.             3,042,035
       15,724  Sun Communities, Inc.                  2,971,207
       43,058  Ventas, Inc.                           2,282,935
       12,833  Welltower, Inc.                        1,111,723
      106,903  Weyerhaeuser Co.                       4,322,088

Page 30                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       26,826  WP Carey, Inc.                   $     2,081,698
                                                ---------------
                                                     55,819,447
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.7%
       72,949  Kroger (The) Co.                       3,179,847
       84,399  Walgreens Boots Alliance, Inc.         4,199,694
        7,606  Walmart, Inc.                          1,063,395
                                                ---------------
                                                      8,442,936
                                                ---------------
               FOOD PRODUCTS -- 3.1%
       81,415  Archer-Daniels-Midland Co.             6,106,125
      128,908  Conagra Brands, Inc.                   4,480,842
       49,001  General Mills, Inc.                    3,365,389
       11,377  Hershey (The) Co.                      2,242,065
       45,096  Hormel Foods Corp.                     2,140,707
       51,252  Kellogg Co.                            3,228,876
      122,626  Kraft Heinz (The) Co.                  4,390,011
       11,392  McCormick & Co., Inc.                  1,142,732
       49,791  Mondelez International, Inc.,
                  Class A                             3,337,491
       63,134  Tyson Foods, Inc., Class A             5,738,249
                                                ---------------
                                                     36,172,487
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.6%
       31,280  Abbott Laboratories                    3,986,949
        3,065  ABIOMED, Inc. (a)                        906,842
        1,676  Align Technology, Inc. (a)               829,553
       25,641  Baxter International, Inc.             2,190,767
        8,753  Becton, Dickinson and Co.              2,224,487
       25,907  Boston Scientific Corp. (a)            1,111,410
        4,100  Dexcom, Inc. (a)                       1,764,968
       25,486  Edwards Lifesciences Corp. (a)         2,783,071
       71,876  Hologic, Inc. (a)                      5,048,570
        1,672  IDEXX Laboratories, Inc. (a)             848,206
        6,125  Intuitive Surgical, Inc. (a)           1,740,603
       21,276  Medtronic PLC                          2,201,853
        6,700  Teleflex, Inc.                         2,078,273
       25,989  Zimmer Biomet Holdings, Inc.           3,197,167
                                                ---------------
                                                     30,912,719
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.8%
        7,124  Anthem, Inc.                           3,141,613
       21,373  Cardinal Health, Inc.                  1,102,206
       13,356  Centene Corp. (a)                      1,038,562
       23,965  Cigna Corp.                            5,522,974
       42,674  CVS Health Corp.                       4,545,208
       21,418  HCA Healthcare, Inc.                   5,141,391
        7,119  Humana, Inc.                           2,794,207
       17,513  Laboratory Corp. of America
                  Holdings (a)                        4,752,328
       31,807  Quest Diagnostics, Inc.                4,294,581
        2,192  UnitedHealth Group, Inc.               1,035,873
                                                ---------------
                                                     33,368,943
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.7%
       11,768  Caesars Entertainment, Inc. (a)  $       896,016
          630  Chipotle Mexican Grill, Inc. (a)         935,915
       14,611  Darden Restaurants, Inc.               2,043,641
        7,800  Domino's Pizza, Inc.                   3,546,270
        6,091  Expedia Group, Inc. (a)                1,116,419
       14,111  Hilton Worldwide Holdings,
                  Inc. (a)                            2,047,647
        8,212  McDonald's Corp.                       2,130,603
       73,568  MGM Resorts International              3,142,825
        9,408  Starbucks Corp.                          924,995
       23,776  Yum! Brands, Inc.                      2,976,042
                                                ---------------
                                                     19,760,373
                                                ---------------
               HOUSEHOLD DURABLES -- 1.1%
       50,741  D.R. Horton, Inc.                      4,527,112
       47,372  Lennar Corp., Class A                  4,552,923
          745  NVR, Inc. (a)                          3,968,779
                                                ---------------
                                                     13,048,814
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       21,475  Church & Dwight Co., Inc.              2,204,409
       12,895  Colgate-Palmolive Co.                  1,063,193
        7,701  Kimberly-Clark Corp.                   1,060,042
       13,455  Procter & Gamble (The) Co.             2,158,855
                                                ---------------
                                                      6,486,499
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.1%
       45,291  AES (The) Corp.                        1,004,554
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
       24,784  3M Co.                                 4,114,640
        5,279  Honeywell International, Inc.          1,079,450
                                                ---------------
                                                      5,194,090
                                                ---------------
               INSURANCE -- 6.6%
       94,242  Aflac, Inc.                            5,920,282
       46,772  Allstate (The) Corp.                   5,643,977
       96,778  American International Group,
                  Inc.                                5,588,930
       10,984  Aon PLC, Class A                       3,036,417
      123,797  Arch Capital Group Ltd. (a)            5,734,277
        6,486  Arthur J. Gallagher & Co.              1,024,399
       15,659  Brown & Brown, Inc.                    1,037,879
       28,466  Chubb Ltd.                             5,615,773
       48,300  Cincinnati Financial Corp.             5,691,189
       79,705  Hartford Financial Services
                  Group (The), Inc.                   5,728,398
        4,461  Markel Corp. (a)                       5,499,253
       25,327  Marsh & McLennan Cos., Inc.            3,891,240
       70,447  MetLife, Inc.                          4,724,176
       45,648  Principal Financial Group, Inc.        3,335,043
       42,887  Progressive (The) Corp.                4,660,101
       40,671  Prudential Financial, Inc.             4,537,663
       35,177  Travelers (The) Cos., Inc.             5,845,714
                                                ---------------
                                                     77,514,711
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
        1,518  Alphabet, Inc., Class A (a)            4,107,814
                                                ---------------

                        See Notes to Financial Statements                Page 31


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.5%
       82,750  eBay, Inc.                       $     4,970,793
        5,026  Etsy, Inc. (a)                           789,484
                                                ---------------
                                                      5,760,277
                                                ---------------
               IT SERVICES -- 3.6%
        2,654  Accenture PLC, Class A                   938,401
       28,210  Akamai Technologies, Inc. (a)          3,231,455
        8,927  Automatic Data Processing, Inc.        1,840,480
       33,475  Cloudflare, Inc., Class A (a)          3,226,990
       37,215  Cognizant Technology Solutions
                  Corp., Class A                      3,178,905
        8,233  EPAM Systems, Inc. (a)                 3,920,061
       20,166  Fidelity National Information
                  Services, Inc.                      2,418,307
       21,208  Fiserv, Inc. (a)                       2,241,686
        9,834  FleetCor Technologies, Inc. (a)        2,343,049
       13,167  Gartner, Inc. (a)                      3,869,650
       24,425  Global Payments, Inc.                  3,660,819
       16,468  International Business Machines
                  Corp.                               2,199,631
        6,238  MongoDB, Inc. (a)                      2,527,076
       24,189  Paychex, Inc.                          2,848,497
        9,746  Snowflake, Inc., Class A (a)           2,688,921
        4,336  VeriSign, Inc. (a)                       941,692
                                                ---------------
                                                     42,075,620
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 3.1%
        6,895  Agilent Technologies, Inc.               960,611
       78,350  Avantor, Inc. (a)                      2,924,805
        7,282  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         4,367,234
        2,127  Bio-Techne Corp.                         800,624
        2,920  Charles River Laboratories
                  International, Inc. (a)               962,899
       10,035  Danaher Corp.                          2,867,903
       19,504  IQVIA Holdings, Inc. (a)               4,776,530
        2,593  Mettler-Toledo International,
                  Inc. (a)                            3,818,659
       27,369  PerkinElmer, Inc.                      4,712,121
        8,248  Thermo Fisher Scientific, Inc.         4,794,562
        5,907  Waters Corp. (a)                       1,890,949
        9,385  West Pharmaceutical Services,
                  Inc.                                3,690,370
                                                ---------------
                                                     36,567,267
                                                ---------------
               MACHINERY -- 3.3%
       10,647  Caterpillar, Inc.                      2,146,009
       20,181  Cummins, Inc.                          4,457,579
        6,419  Deere & Co.                            2,416,112
       12,121  Dover Corp.                            2,059,479
       72,130  Fortive Corp.                          5,088,050
        4,657  IDEX Corp.                             1,003,304
        4,461  Illinois Tool Works, Inc.              1,043,517
       88,941  Ingersoll Rand, Inc.                   4,999,374
       25,281  Otis Worldwide Corp.                   2,159,756
       49,878  PACCAR, Inc.                           4,638,155

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
       10,380  Parker-Hannifin Corp.            $     3,217,904
       23,339  Stanley Black & Decker, Inc.           4,076,157
       23,897  Westinghouse Air Brake
                  Technologies Corp.                  2,124,443
                                                ---------------
                                                     39,429,839
                                                ---------------
               MEDIA -- 1.8%
      109,335  Comcast Corp., Class A                 5,465,657
      149,128  Fox Corp., Class A                     6,056,088
       45,062  Omnicom Group, Inc.                    3,395,872
      182,332  ViacomCBS, Inc., Class B               6,099,005
                                                ---------------
                                                     21,016,622
                                                ---------------
               METALS & MINING -- 1.2%
      131,866  Freeport-McMoRan, Inc.                 4,908,053
       70,980  Newmont Corp.                          4,341,847
       48,206  Nucor Corp.                            4,888,088
                                                ---------------
                                                     14,137,988
                                                ---------------
               MULTILINE RETAIL -- 0.6%
        9,334  Dollar General Corp.                   1,945,953
       23,495  Dollar Tree, Inc. (a)                  3,083,014
        9,510  Target Corp.                           2,096,289
                                                ---------------
                                                      7,125,256
                                                ---------------
               MULTI-UTILITIES -- 2.5%
       37,093  Ameren Corp.                           3,291,633
      157,730  CenterPoint Energy, Inc.               4,473,223
       50,756  CMS Energy Corp.                       3,267,671
       51,597  Consolidated Edison, Inc.              4,460,561
       42,027  Dominion Energy, Inc.                  3,389,898
       27,620  DTE Energy Co.                         3,326,276
       24,960  Sempra Energy                          3,448,474
       34,013  WEC Energy Group, Inc.                 3,300,621
                                                ---------------
                                                     28,958,357
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.2%
       54,258  Cheniere Energy, Inc.                  6,071,470
       46,892  Chevron Corp.                          6,158,326
       76,237  ConocoPhillips                         6,756,123
       99,936  Devon Energy Corp.                     5,053,764
       61,946  EOG Resources, Inc.                    6,905,740
       35,971  Exxon Mobil Corp.                      2,732,357
       14,866  Hess Corp.                             1,371,983
      277,568  Kinder Morgan, Inc.                    4,818,581
       68,795  Marathon Petroleum Corp.               4,936,041
       75,927  Occidental Petroleum Corp.             2,860,170
       74,920  ONEOK, Inc.                            4,546,146
       24,205  Pioneer Natural Resources Co.          5,298,232
       29,305  Valero Energy Corp.                    2,431,436
       42,265  Williams (The) Cos., Inc.              1,265,414
                                                ---------------
                                                     61,205,783
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
        8,918  Estee Lauder (The) Cos., Inc.,
                  Class A                             2,780,543
                                                ---------------
               PHARMACEUTICALS -- 1.8%
        8,596  Catalent, Inc. (a)                       893,382
       15,937  Eli Lilly & Co.                        3,910,780

Page 32                 See Notes to Financial Statements


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
       12,868  Johnson & Johnson                $     2,217,028
       28,720  Merck & Co., Inc.                      2,340,106
       74,551  Pfizer, Inc.                           3,928,092
      325,367  Viatris, Inc.                          4,870,744
       18,039  Zoetis, Inc.                           3,604,012
                                                ---------------
                                                     21,764,144
                                                ---------------
               PROFESSIONAL SERVICES -- 0.8%
       15,037  Equifax, Inc.                          3,605,271
        7,905  Jacobs Engineering Group, Inc.         1,029,073
       49,518  Leidos Holdings, Inc.                  4,429,385
        4,811  Verisk Analytics, Inc.                   943,582
                                                ---------------
                                                     10,007,311
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.2%
       20,285  CBRE Group, Inc., Class A (a)          2,055,682
                                                ---------------
               ROAD & RAIL -- 1.1%
       58,540  CSX Corp.                              2,003,239
       10,769  J.B. Hunt Transport Services,
                  Inc.                                2,073,463
        7,395  Norfolk Southern Corp.                 2,011,366
       15,353  Old Dominion Freight Line, Inc.        4,635,531
        4,368  Union Pacific Corp.                    1,068,194
       14,215  XPO Logistics, Inc. (a)                  940,607
                                                ---------------
                                                     12,732,400
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 4.9%
       38,241  Advanced Micro Devices,
                  Inc. (a)                            4,369,034
       27,976  Applied Materials, Inc.                3,865,724
        6,616  Broadcom, Inc.                         3,876,182
        6,016  Enphase Energy, Inc. (a)                 845,068
       15,883  Entegris, Inc.                         1,903,419
      106,851  Intel Corp.                            5,216,466
       10,235  KLA Corp.                              3,984,178
        4,591  Lam Research Corp.                     2,708,323
       50,317  Marvell Technology, Inc.               3,592,634
       12,641  Microchip Technology, Inc.               979,425
       59,075  Micron Technology, Inc.                4,860,100
        4,463  Monolithic Power Systems, Inc.         1,798,277
       18,711  NVIDIA Corp.                           4,581,575
       14,496  NXP Semiconductors N.V.                2,978,058
       81,018  ON Semiconductor Corp. (a)             4,780,062
       24,073  QUALCOMM, Inc.                         4,231,070
       26,921  Teradyne, Inc.                         3,161,333
                                                ---------------
                                                     57,730,928
                                                ---------------
               SOFTWARE -- 4.0%
        2,744  ANSYS, Inc. (a)                          932,987
       13,251  Bill.com Holdings, Inc. (a)            2,493,971
       17,718  Cadence Design Systems,
                  Inc. (a)                            2,695,617
       30,895  Datadog, Inc., Class A (a)             4,514,068
       15,312  Fortinet, Inc. (a)                     4,551,339
        3,340  HubSpot, Inc. (a)                      1,632,592
        6,845  Intuit, Inc.                           3,800,549

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
        6,545  Microsoft Corp.                  $     2,035,364
       12,619  Oracle Corp.                           1,024,158
        7,907  Palo Alto Networks, Inc. (a)           4,091,082
        1,696  ServiceNow, Inc. (a)                     993,483
       26,850  SS&C Technologies Holdings,
                  Inc.                                2,144,509
        8,960  Synopsys, Inc. (a)                     2,782,080
       36,028  Trade Desk (The), Inc.,
                  Class A (a)                         2,505,387
        4,092  Tyler Technologies, Inc. (a)           1,938,790
       15,393  Unity Software, Inc. (a)               1,618,574
       18,996  VMware, Inc., Class A                  2,440,606
       17,125  Zscaler, Inc. (a)                      4,403,009
                                                ---------------
                                                     46,598,165
                                                ---------------
               SPECIALTY RETAIL -- 2.9%
        2,624  AutoZone, Inc. (a)                     5,212,183
       78,847  Bath & Body Works, Inc.                4,420,951
       54,162  Best Buy Co., Inc.                     5,377,203
        3,775  Burlington Stores, Inc. (a)              894,411
       16,902  CarMax, Inc. (a)                       1,878,995
        2,652  Home Depot (The), Inc.                   973,231
       21,289  Lowe's Cos., Inc.                      5,052,944
        7,791  O'Reilly Automotive, Inc. (a)          5,077,784
       19,260  Ross Stores, Inc.                      1,882,665
        4,612  Tractor Supply Co.                     1,006,846
        5,337  Ulta Beauty, Inc. (a)                  1,941,281
                                                ---------------
                                                     33,718,494
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 2.0%
       24,792  Apple, Inc.                            4,333,146
       78,374  Dell Technologies, Inc.,
                  Class C (a)                         4,452,427
      348,939  Hewlett Packard Enterprise Co.         5,698,174
       87,648  HP, Inc.                               3,219,311
       23,929  NetApp, Inc.                           2,070,098
       84,386  Western Digital Corp. (a)              4,366,131
                                                ---------------
                                                     24,139,287
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.3%
       13,205  NIKE, Inc., Class B                    1,955,264
       30,062  VF Corp.                               1,960,343
                                                ---------------
                                                      3,915,607
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.3%
       17,181  Fastenal Co.                             973,819
        3,312  United Rentals, Inc. (a)               1,060,237
        2,123  W.W. Grainger, Inc.                    1,051,119
                                                ---------------
                                                      3,085,175
                                                ---------------
               WATER UTILITIES -- 0.1%
        5,827  American Water Works Co., Inc.           936,982
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.3%
       37,957  T-Mobile US, Inc. (a)                  4,105,809
                                                ---------------

                        See Notes to Financial Statements                Page 33


FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               TOTAL COMMON STOCKS
                  -- 99.9%                      $ 1,178,112,756
               (Cost $1,010,681,850)            ---------------

               MONEY MARKET FUNDS -- 0.1%
      760,492  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                     760,492
               (Cost $760,492)                  ---------------

               TOTAL INVESTMENTS -- 100.0%        1,178,873,248
               (Cost $1,011,442,342)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   160,332
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,179,033,580
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $   1,178,112,756   $   1,178,112,756   $          --   $         --
Money Market Funds..............................             760,492             760,492              --             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $   1,178,873,248   $   1,178,873,248   $          --   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

Page 34                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.1%
        5,015  Axon Enterprise, Inc. (a)        $       701,749
       32,894  BWX Technologies, Inc.                 1,464,112
       17,036  Curtiss-Wright Corp.                   2,262,210
       24,741  Howmet Aerospace, Inc.                   769,198
       16,868  Huntington Ingalls Industries,
                  Inc.                                3,157,690
       18,276  Spirit AeroSystems Holdings,
                  Inc., Class A                         801,037
       14,388  Woodward, Inc.                         1,586,565
                                                ---------------
                                                     10,742,561
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
       14,633  C.H. Robinson Worldwide, Inc.          1,531,344
                                                ---------------
               AIRLINES -- 0.2%
       30,229  Alaska Air Group, Inc. (a)             1,654,735
       55,301  JetBlue Airways Corp. (a)                809,054
                                                ---------------
                                                      2,463,789
                                                ---------------
               AUTO COMPONENTS -- 1.5%
       87,363  BorgWarner, Inc.                       3,830,868
       23,147  Fox Factory Holding Corp. (a)          3,080,171
       67,789  Gentex Corp.                           2,128,575
      147,745  Goodyear Tire & Rubber (The)
                  Co. (a)                             3,062,754
       17,217  Lear Corp.                             2,880,748
                                                ---------------
                                                     14,983,116
                                                ---------------
               AUTOMOBILES -- 0.6%
       83,575  Harley-Davidson, Inc.                  2,889,188
       37,942  Thor Industries, Inc.                  3,588,934
                                                ---------------
                                                      6,478,122
                                                ---------------
               BANKS -- 5.3%
       67,697  Bank OZK                               3,171,604
       22,396  BOK Financial Corp.                    2,296,710
       27,156  Comerica, Inc.                         2,519,534
       22,912  Commerce Bancshares, Inc.              1,578,866
       12,492  Cullen/Frost Bankers, Inc.             1,761,497
       30,026  East West Bancorp, Inc.                2,592,445
          950  First Citizens BancShares, Inc.,
                  Class A                               740,126
       30,979  First Financial Bankshares, Inc.       1,455,703
      192,892  First Horizon Corp.                    3,300,382
       13,913  Glacier Bancorp, Inc.                    722,502
       69,735  PacWest Bancorp                        3,237,796
       16,491  Pinnacle Financial Partners,
                  Inc.                                1,594,844
       38,396  Popular, Inc.                          3,423,771
       32,675  Prosperity Bancshares, Inc.            2,393,444
        7,303  Signature Bank                         2,224,713
       29,491  SouthState Corp.                       2,489,335
       65,801  Synovus Financial Corp.                3,274,258
       22,265  UMB Financial Corp.                    2,191,989
       65,117  United Bankshares, Inc.                2,300,584
      171,815  Valley National Bancorp                2,391,665
       42,307  Webster Financial Corp.                2,403,461
       21,947  Western Alliance Bancorp               2,176,923
       49,873  Zions Bancorp N.A.                     3,382,387
                                                ---------------
                                                     53,624,539
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES -- 0.2%
       10,560  Celsius Holdings, Inc. (a)       $       504,029
       33,979  Molson Coors Beverage Co.,
                  Class B                             1,619,439
                                                ---------------
                                                      2,123,468
                                                ---------------
               BIOTECHNOLOGY -- 1.2%
       16,656  Apellis Pharmaceuticals,
                  Inc. (a)                              670,737
       22,857  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)               3,037,010
        8,913  BioMarin Pharmaceutical,
                  Inc. (a)                              789,959
       86,158  Exelixis, Inc. (a)                     1,559,460
       19,584  Halozyme Therapeutics, Inc. (a)          677,802
        5,503  Novavax, Inc. (a)                        515,631
        8,745  Sarepta Therapeutics, Inc. (a)           625,880
       14,577  United Therapeutics Corp. (a)          2,942,659
       37,616  Vir Biotechnology, Inc. (a)            1,291,357
                                                ---------------
                                                     12,110,495
                                                ---------------
               BUILDING PRODUCTS -- 3.4%
       18,346  A.O. Smith Corp.                       1,402,001
       28,924  Advanced Drainage Systems,
                  Inc.                                3,271,015
        5,947  Allegion PLC                             729,875
       27,125  Armstrong World Industries, Inc.       2,685,918
       68,123  AZEK (The) Co., Inc. (a)               2,250,103
       45,939  Builders FirstSource, Inc. (a)         3,123,393
        3,173  Carlisle Cos., Inc.                      708,975
       22,099  Fortune Brands Home &
                  Security, Inc.                      2,081,063
        4,855  Lennox International, Inc.             1,376,975
       43,507  Owens Corning                          3,859,071
      121,013  Resideo Technologies, Inc. (a)         2,998,702
       11,324  Simpson Manufacturing Co.,
                  Inc.                                1,277,234
       29,160  Trex Co., Inc. (a)                     2,667,265
       42,794  UFP Industries, Inc.                   3,417,529
       86,537  Zurn Water Solutions Corp.             2,642,840
                                                ---------------
                                                     34,491,959
                                                ---------------
               CAPITAL MARKETS -- 4.0%
       14,360  Affiliated Managers Group, Inc.        2,099,576
       48,449  Ares Management Corp.,
                  Class A                             3,862,354
       12,078  Cboe Global Markets, Inc.              1,431,605
       17,391  Evercore, Inc., Class A                2,170,745
        6,481  FactSet Research Systems, Inc.         2,734,269
       38,036  Houlihan Lokey, Inc.                   4,042,466
       19,830  Interactive Brokers Group, Inc.,
                  Class A                             1,352,208
       68,417  Invesco Ltd.                           1,550,329
      101,480  Jefferies Financial Group, Inc.        3,718,227
       54,146  Lazard Ltd., Class A                   2,362,931
       19,677  LPL Financial Holdings, Inc.           3,390,741
        9,210  Morningstar, Inc.                      2,647,046
       51,690  SEI Investments Co.                    3,029,551
       44,731  Stifel Financial Corp.                 3,350,352
       23,591  Tradeweb Markets, Inc., Class A        1,999,809
                                                ---------------
                                                     39,742,209
                                                ---------------

                        See Notes to Financial Statements                Page 35


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS -- 3.8%
       21,943  Ashland Global Holdings, Inc.    $     2,107,406
       42,224  Avient Corp.                           2,101,488
       47,554  Axalta Coating Systems Ltd. (a)        1,408,074
       18,683  Balchem Corp.                          2,745,280
       11,124  CF Industries Holdings, Inc.             766,110
       70,394  Chemours (The) Co.                     2,302,588
      129,734  Element Solutions, Inc.                2,911,231
       14,332  FMC Corp.                              1,581,823
      112,885  Huntsman Corp.                         4,044,669
      100,215  Mosaic (The) Co.                       4,003,589
       68,453  Olin Corp.                             3,468,513
        3,412  Quaker Chemical Corp.                    713,688
        7,796  RPM International, Inc.                  690,804
        9,783  Scotts Miracle-Gro (The) Co.           1,479,190
      105,590  Valvoline, Inc.                        3,478,135
       40,537  Westlake Chemical Corp.                3,998,975
                                                ---------------
                                                     37,801,563
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
      280,911  ADT, Inc.                              2,132,115
       23,679  Clean Harbors, Inc. (a)                2,191,491
       13,203  Stericycle, Inc. (a)                     775,544
        4,637  Tetra Tech, Inc.                         645,424
                                                ---------------
                                                      5,744,574
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       30,694  Ciena Corp. (a)                        2,035,319
        3,217  F5, Inc. (a)                             667,914
       22,052  Juniper Networks, Inc.                   767,851
       29,780  Lumentum Holdings, Inc. (a)            3,022,074
                                                ---------------
                                                      6,493,158
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.4%
       30,558  API Group Corp. (a)                      681,443
       18,544  EMCOR Group, Inc.                      2,210,630
       34,134  MasTec, Inc. (a)                       2,939,961
       13,736  Quanta Services, Inc.                  1,410,962
       12,573  Valmont Industries, Inc.               2,731,233
       96,412  WillScot Mobile Mini Holdings
                  Corp. (a)                           3,571,101
                                                ---------------
                                                     13,545,330
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.3%
       23,655  Eagle Materials, Inc.                  3,450,082
                                                ---------------
               CONSUMER FINANCE -- 1.0%
        3,436  Credit Acceptance Corp. (a)            1,853,928
       78,685  OneMain Holdings, Inc.                 4,064,867
      120,103  SLM Corp.                              2,202,689
       15,615  Upstart Holdings, Inc. (a)             1,702,191
                                                ---------------
                                                      9,823,675
                                                ---------------
               CONTAINERS & PACKAGING -- 2.1%
       12,860  AptarGroup, Inc.                       1,508,478
       32,021  Berry Global Group, Inc. (a)           2,158,856
        7,118  Crown Holdings, Inc.                     814,299
      121,150  Graphic Packaging Holding Co.          2,290,947

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CONTAINERS & PACKAGING
                  (CONTINUED)
       23,135  Packaging Corp. of America       $     3,484,825
       58,359  Sealed Air Corp.                       3,963,743
       55,146  Silgan Holdings, Inc.                  2,469,438
       88,761  Westrock Co.                           4,097,208
                                                ---------------
                                                     20,787,794
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.6%
       21,486  Frontdoor, Inc. (a)                      779,942
       45,939  Grand Canyon Education,
                  Inc. (a)                            3,844,175
       22,187  Service Corp. International            1,369,382
                                                ---------------
                                                      5,993,499
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
       43,489  Apollo Global Management, Inc.         3,044,230
       59,378  Voya Financial, Inc.                   4,035,329
                                                ---------------
                                                      7,079,559
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.7%
      133,518  Frontier Communications
                  Parent, Inc. (a)                    3,559,590
       19,073  Iridium Communications,
                  Inc. (a)                              684,339
      250,992  Lumen Technologies, Inc.               3,102,261
                                                ---------------
                                                      7,346,190
                                                ---------------
               ELECTRIC UTILITIES -- 1.8%
       56,928  Hawaiian Electric Industries,
                  Inc.                                2,419,440
       20,849  IDACORP, Inc.                          2,297,977
       91,397  NRG Energy, Inc.                       3,649,482
       82,074  OGE Energy Corp.                       3,112,246
       55,779  Pinnacle West Capital Corp.            3,882,776
       59,522  Portland General Electric Co.          3,127,286
                                                ---------------
                                                     18,489,207
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       11,159  Acuity Brands, Inc.                    2,137,283
       29,882  EnerSys                                2,239,058
        7,561  Hubbell, Inc.                          1,416,100
        4,627  Regal Rexnord Corp.                      733,287
       22,958  Sunrun, Inc. (a)                         595,301
       94,612  Vertiv Holdings Co.                    1,973,606
                                                ---------------
                                                      9,094,635
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
       29,325  Arrow Electronics, Inc. (a)            3,636,300
       23,050  II-VI, Inc. (a)                        1,461,370
        9,149  IPG Photonics Corp. (a)                1,413,246
       11,493  Itron, Inc. (a)                          712,566
       33,580  Jabil, Inc.                            2,064,834
        5,005  Littelfuse, Inc.                       1,351,200
        6,886  TD SYNNEX Corp.                          720,069
       76,878  Vontier Corp.                          2,161,041
                                                ---------------
                                                     13,520,626
                                                ---------------

Page 36                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 0.3%
      116,896  ChampionX Corp. (a)              $     2,618,470
                                                ---------------
               ENTERTAINMENT -- 0.2%
       36,473  Warner Music Group Corp.,
                  Class A                             1,550,103
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 7.6%
       11,035  Agree Realty Corp.                       721,468
       13,746  American Campus
                  Communities, Inc.                     718,366
       36,115  American Homes 4 Rent,
                  Class A                             1,413,180
       24,015  Americold Realty Trust                   683,227
       28,810  Apartment Income REIT Corp.            1,521,744
       92,974  Brixmor Property Group, Inc.           2,357,821
       58,650  Cousins Properties, Inc.               2,261,544
       41,513  CubeSmart                              2,106,370
       23,507  Douglas Emmett, Inc.                     733,888
       13,824  EastGroup Properties, Inc.             2,763,556
       17,330  Federal Realty Investment Trust        2,209,402
       35,687  First Industrial Realty Trust,
                  Inc.                                2,169,056
       16,184  Gaming and Leisure Properties,
                  Inc.                                  731,193
       24,890  Healthcare Realty Trust, Inc.            772,088
       47,169  Healthcare Trust of America,
                  Inc., Class A                       1,535,351
       35,322  Highwoods Properties, Inc.             1,523,085
       45,285  Host Hotels & Resorts, Inc. (a)          785,242
        8,985  Innovative Industrial Properties,
                  Inc.                                1,780,737
       60,193  Iron Mountain, Inc.                    2,764,063
       54,859  JBG SMITH Properties                   1,503,137
       59,245  Kilroy Realty Corp.                    3,791,680
      159,734  Kimco Realty Corp.                     3,875,147
       12,983  Lamar Advertising Co., Class A         1,437,997
       20,564  Life Storage, Inc.                     2,775,112
       99,977  Medical Properties Trust, Inc.         2,275,476
       49,146  National Retail Properties, Inc.       2,181,099
       34,139  National Storage Affiliates
                  Trust                               2,101,597
      106,453  Omega Healthcare Investors,
                  Inc.                                3,351,140
       12,828  PS Business Parks, Inc.                2,141,763
       39,024  Rayonier, Inc.                         1,425,937
       20,901  Regency Centers Corp.                  1,499,647
       38,836  Rexford Industrial Realty, Inc.        2,841,630
       17,126  Ryman Hospitality Properties,
                  Inc. (a)                            1,513,938
       19,724  Safehold, Inc.                         1,220,916
       54,498  SL Green Realty Corp.                  3,952,195
       49,025  Spirit Realty Capital, Inc.            2,326,726
       49,259  STAG Industrial, Inc.                  2,104,837
       45,783  STORE Capital Corp.                    1,451,779
       27,699  Terreno Realty Corp.                   2,071,054
       18,812  Vornado Realty Trust                     771,480
                                                ---------------
                                                     76,165,668
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 0.7%
       52,169  Albertsons Cos., Inc., Class A   $     1,468,557
       11,760  BJ's Wholesale Club Holdings,
                  Inc. (a)                              722,887
       11,971  Casey's General Stores, Inc.           2,248,274
       34,320  Performance Food Group Co. (a)         1,447,961
       45,218  US Foods Holding Corp. (a)             1,594,387
                                                ---------------
                                                      7,482,066
                                                ---------------
               FOOD PRODUCTS -- 2.2%
       42,175  Bunge Ltd.                             4,169,421
       54,359  Campbell Soup Co.                      2,398,319
       22,730  Darling Ingredients, Inc. (a)          1,449,492
       57,335  Flowers Foods, Inc.                    1,612,834
       16,297  Ingredion, Inc.                        1,543,326
       23,191  J.M. Smucker (The) Co.                 3,260,191
        9,511  Lancaster Colony Corp.                 1,510,061
       27,924  Pilgrim's Pride Corp. (a)                781,034
       13,971  Post Holdings, Inc. (a)                1,478,411
        1,001  Seaboard Corp.                         3,823,810
                                                ---------------
                                                     22,026,899
                                                ---------------
               GAS UTILITIES -- 0.9%
       22,548  Atmos Energy Corp.                     2,417,596
       36,949  National Fuel Gas Co.                  2,243,913
       85,763  UGI Corp.                              3,889,352
                                                ---------------
                                                      8,550,861
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.5%
       69,905  Envista Holdings Corp. (a)             3,022,692
       10,907  Globus Medical, Inc.,
                  Class A (a)                           727,824
        6,636  ICU Medical, Inc. (a)                  1,415,857
       17,256  Inari Medical, Inc. (a)                1,269,351
       11,756  Integra LifeSciences Holdings
                  Corp. (a)                             761,084
       17,341  Neogen Corp. (a)                         632,426
        8,223  Penumbra, Inc. (a)                     1,858,480
       11,667  Quidel Corp. (a)                       1,205,901
        8,831  Shockwave Medical, Inc. (a)            1,280,230
       26,159  Tandem Diabetes Care, Inc. (a)         3,089,640
                                                ---------------
                                                     15,263,485
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
        9,730  Amedisys, Inc. (a)                     1,314,523
       32,187  AMN Healthcare Services,
                  Inc. (a)                            3,261,831
       10,718  Apollo Medical Holdings,
                  Inc. (a) (b)                          551,763
        2,976  Chemed Corp.                           1,395,476
        6,921  DaVita, Inc. (a)                         750,029
       36,201  Encompass Health Corp.                 2,245,910
       18,758  Ensign Group (The), Inc.               1,414,916
       17,801  HealthEquity, Inc. (a)                   951,285
       30,471  Henry Schein, Inc. (a)                 2,294,466
       11,477  LHC Group, Inc. (a)                    1,424,296
       95,638  Premier, Inc., Class A                 3,655,284
       15,640  Progyny, Inc. (a)                        633,420
       30,895  R1 RCM, Inc. (a)                         734,683
       26,785  Select Medical Holdings Corp.            622,215

                        See Notes to Financial Statements                Page 37


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       29,489  Surgery Partners, Inc. (a)       $     1,258,296
       48,201  Tenet Healthcare Corp. (a)             3,572,658
       30,368  Universal Health Services, Inc.,
                  Class B                             3,949,662
                                                ---------------
                                                     30,030,713
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
        6,847  Inspire Medical Systems,
                  Inc. (a)                            1,515,173
      533,285  Multiplan Corp. (a)                    2,149,138
       17,457  Omnicell, Inc. (a)                     2,620,994
                                                ---------------
                                                      6,285,305
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.2%
       21,371  Aramark                                  732,812
       48,040  Boyd Gaming Corp. (a)                  2,856,458
        5,048  Choice Hotels International, Inc.        723,883
        9,807  Churchill Downs, Inc.                  2,062,412
       11,784  Scientific Games Corp. (a)               679,937
       17,642  Texas Roadhouse, Inc.                  1,506,450
       14,247  Travel + Leisure Co.                     809,230
       33,018  Wendy's (The) Co.                        760,405
        9,114  Wingstop, Inc.                         1,396,720
                                                ---------------
                                                     11,528,307
                                                ---------------
               HOUSEHOLD DURABLES -- 3.0%
        6,442  Helen of Troy Ltd. (a)                 1,348,504
       76,529  Leggett & Platt, Inc.                  3,049,681
       25,489  LGI Homes, Inc. (a)                    3,173,635
       21,613  Mohawk Industries, Inc. (a)            3,412,044
      144,227  Newell Brands, Inc.                    3,347,509
       68,884  PulteGroup, Inc.                       3,629,498
       26,426  Sonos, Inc. (a)                          666,464
       83,723  Tempur Sealy International, Inc.       3,333,013
       54,391  Toll Brothers, Inc.                    3,207,437
        5,707  TopBuild Corp. (a)                     1,327,733
       16,780  Whirlpool Corp.                        3,526,988
                                                ---------------
                                                     30,022,506
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.2%
       75,238  Reynolds Consumer Products,
                  Inc.                                2,277,454
                                                ---------------
               INSURANCE -- 7.0%
        4,719  Alleghany Corp. (a)                    3,133,416
       28,673  American Financial Group, Inc.         3,735,518
       15,158  Assurant, Inc.                         2,311,747
       57,829  Axis Capital Holdings Ltd.             3,295,096
       71,461  CNA Financial Corp.                    3,280,775
       15,902  Enstar Group Ltd. (a)                  4,215,302
        8,175  Erie Indemnity Co., Class A            1,505,017
       11,499  Everest Re Group Ltd.                  3,258,817
       75,459  Fidelity National Financial,
                  Inc.                                3,799,361
       50,332  First American Financial Corp.         3,750,237
       33,611  Globe Life, Inc.                       3,438,405
       24,036  Hanover Insurance Group (The),
                  Inc.                                3,316,007
       26,791  Kemper Corp.                           1,606,924

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
       46,146  Lincoln National Corp.           $     3,229,297
       54,535  Loews Corp.                            3,253,558
      160,188  Old Republic International Corp.       4,105,618
       15,414  Primerica, Inc.                        2,378,997
       21,577  Reinsurance Group of America,
                  Inc.                                2,477,687
        4,650  RenaissanceRe Holdings Ltd.              730,841
       21,074  RLI Corp.                              2,208,134
       38,442  Selective Insurance Group, Inc.        3,033,074
       17,893  Trupanion, Inc. (a)                    1,704,308
      160,253  Unum Group                             4,067,221
       28,674  W.R. Berkley Corp.                     2,422,953
                                                ---------------
                                                     70,258,310
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
       30,123  IAC/InterActiveCorp. (a)               4,112,994
        7,103  Ziff Davis, Inc. (a)                     746,241
       12,266  ZoomInfo Technologies, Inc. (a)          648,381
                                                ---------------
                                                      5,507,616
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.4%
      518,082  Qurate Retail, Inc., Series A          3,642,117
                                                ---------------
               IT SERVICES -- 1.8%
       59,146  Alliance Data Systems Corp.            4,083,440
       97,854  DXC Technology Co. (a)                 2,943,448
        6,609  Euronet Worldwide, Inc. (a)              884,879
       29,672  Genpact Ltd.                           1,476,182
       18,559  GoDaddy, Inc., Class A (a)             1,405,102
        4,717  Jack Henry & Associates, Inc.            791,560
       39,537  Maximus, Inc.                          3,057,001
       17,394  TTEC Holdings, Inc.                    1,393,085
       88,283  Western Union (The) Co.                1,669,432
                                                ---------------
                                                     17,704,129
                                                ---------------
               LEISURE PRODUCTS -- 1.1%
       31,271  Brunswick Corp.                        2,839,094
       15,474  Hasbro, Inc.                           1,431,036
      146,101  Mattel, Inc. (a)                       3,056,433
       28,660  Polaris, Inc.                          3,226,829
        9,508  YETI Holdings, Inc. (a)                  623,535
                                                ---------------
                                                     11,176,927
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 1.0%
       28,153  Bruker Corp.                           1,874,990
       37,590  Maravai LifeSciences Holdings,
                  Inc., Class A (a)                   1,087,103
       14,474  Medpace Holdings, Inc. (a)             2,568,556
        8,921  Repligen Corp. (a)                     1,769,391
       30,676  Syneos Health, Inc. (a)                2,778,018
                                                ---------------
                                                     10,078,058
                                                ---------------
               MACHINERY -- 4.1%
       33,937  AGCO Corp.                             3,977,416
       86,657  Allison Transmission Holdings,
                  Inc.                                3,292,099
        4,938  Chart Industries, Inc. (a)               601,794
       34,261  Colfax Corp. (a)                       1,408,812

Page 38                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       30,964  Crane Co.                        $     3,205,084
       26,578  Donaldson Co., Inc.                    1,479,332
       77,204  Flowserve Corp.                        2,518,395
      197,985  Gates Industrial Corp. PLC (a)         3,062,828
       19,536  Graco, Inc.                            1,417,532
        7,706  ITT, Inc.                                708,336
        5,129  John Bean Technologies Corp.             692,415
        5,646  Lincoln Electric Holdings, Inc.          721,785
       16,009  Middleby (The) Corp. (a)               2,964,867
        6,171  Nordson Corp.                          1,435,004
       27,946  Oshkosh Corp.                          3,180,534
       14,625  Snap-on, Inc.                          3,045,656
       45,461  Timken (The) Co.                       3,036,795
        7,882  Toro (The) Co.                           761,244
       20,278  Watts Water Technologies, Inc.,
                  Class A                             3,106,792
                                                ---------------
                                                     40,616,720
                                                ---------------
               MEDIA -- 1.7%
      167,265  Discovery, Inc., Class A (a) (b)       4,668,366
      121,377  DISH Network Corp.,
                  Class A (a)                         3,811,238
       42,055  Interpublic Group of (The) Cos.,
                  Inc.                                1,494,635
       16,303  New York Times (The) Co.,
                  Class A                               652,609
      176,486  News Corp., Class A                    3,925,048
       15,647  Nexstar Media Group, Inc.,
                  Class A                             2,587,701
                                                ---------------
                                                     17,139,597
                                                ---------------
               METALS & MINING -- 1.8%
       66,087  Alcoa Corp.                            3,747,794
      180,866  Cleveland-Cliffs, Inc. (a)             3,100,043
       24,272  Reliance Steel & Aluminum Co.          3,710,703
        7,485  Royal Gold, Inc.                         760,102
       63,435  Steel Dynamics, Inc.                   3,521,911
      165,368  United States Steel Corp.              3,426,425
                                                ---------------
                                                     18,266,978
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.0%
       52,360  AGNC Investment Corp.                    779,640
      503,507  Annaly Capital Management,
                  Inc.                                3,977,705
       77,154  Blackstone Mortgage Trust, Inc.,
                  Class A                             2,424,179
      294,112  New Residential Investment
                  Corp.                               3,132,293
                                                ---------------
                                                     10,313,817
                                                ---------------
               MULTILINE RETAIL -- 1.1%
       79,721  Kohl's Corp.                           4,760,141
      120,318  Macy's, Inc.                           3,080,141
       34,813  Nordstrom, Inc. (a)                      783,292
       46,151  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                            2,212,479
                                                ---------------
                                                     10,836,053
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MULTI-UTILITIES -- 0.9%
       44,636  Black Hills Corp.                $     3,023,643
      102,138  MDU Resources Group, Inc.              2,999,793
       85,564  NiSource, Inc.                         2,496,757
                                                ---------------
                                                      8,520,193
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.7%
      224,996  Antero Resources Corp. (a)             4,394,172
      146,427  APA Corp.                              4,862,841
       87,968  Continental Resources, Inc.            4,569,058
       41,446  Coterra Energy, Inc.                     907,667
       36,509  Diamondback Energy, Inc.               4,605,975
      120,116  HollyFrontier Corp.                    4,223,279
      191,835  Marathon Oil Corp.                     3,735,027
      116,838  Ovintiv, Inc.                          4,533,314
       75,371  Targa Resources Corp.                  4,452,919
          630  Texas Pacific Land Corp.                 677,250
                                                ---------------
                                                     36,961,502
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.3%
       50,255  Louisiana-Pacific Corp.                3,338,942
                                                ---------------
               PERSONAL PRODUCTS -- 0.3%
      299,994  Coty, Inc., Class A (a)                2,543,949
       19,239  Herbalife Nutrition Ltd. (a)             817,850
                                                ---------------
                                                      3,361,799
                                                ---------------
               PHARMACEUTICALS -- 0.4%
        6,181  Jazz Pharmaceuticals PLC (a)             858,603
       77,584  Organon & Co.                          2,475,705
       20,243  Perrigo Co. PLC                          770,651
                                                ---------------
                                                      4,104,959
                                                ---------------
               PROFESSIONAL SERVICES -- 1.9%
       25,527  ASGN, Inc. (a)                         2,932,286
       18,574  Booz Allen Hamilton Holding
                  Corp.                               1,425,183
       11,700  CACI International, Inc.,
                  Class A (a)                         2,895,282
       38,433  Dun & Bradstreet Holdings,
                  Inc. (a)                              770,966
       13,493  Exponent, Inc.                         1,281,565
       15,399  FTI Consulting, Inc. (a)               2,245,328
       24,273  ManpowerGroup, Inc.                    2,545,510
       14,122  Robert Half International, Inc.        1,599,458
       28,263  Science Applications
                  International Corp.                 2,318,414
       16,532  TriNet Group, Inc. (a)                 1,408,526
                                                ---------------
                                                     19,422,518
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
       46,749  eXp World Holdings, Inc. (b)           1,268,768
        7,737  Howard Hughes (The) Corp. (a)            745,150
       11,695  Jones Lang LaSalle, Inc. (a)           2,932,989
                                                ---------------
                                                      4,946,907
                                                ---------------
               ROAD & RAIL -- 1.5%
        5,422  AMERCO                                 3,301,727
       18,986  Avis Budget Group, Inc. (a)            3,344,953

                        See Notes to Financial Statements                Page 39


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
       64,612  Knight-Swift Transportation
                  Holdings, Inc.                $     3,655,747
        8,798  Landstar System, Inc.                  1,407,680
       11,682  Saia, Inc. (a)                         3,320,959
                                                ---------------
                                                     15,031,066
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.9%
      127,066  Amkor Technology, Inc.                 2,797,993
       15,274  Azenta, Inc.                           1,288,209
       25,672  Cirrus Logic, Inc. (a)                 2,296,104
       40,877  Lattice Semiconductor Corp. (a)        2,257,228
       30,172  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,846,828
       13,564  MKS Instruments, Inc.                  2,106,896
       16,956  Power Integrations, Inc.               1,368,519
       15,259  Silicon Laboratories, Inc. (a)         2,520,634
       10,879  Synaptics, Inc. (a)                    2,288,398
        7,045  Wolfspeed, Inc. (a)                      663,921
                                                ---------------
                                                     19,434,730
                                                ---------------
               SOFTWARE -- 2.0%
       21,127  Asana, Inc., Class A (a)               1,108,745
       19,000  Black Knight, Inc. (a)                 1,417,400
       56,599  CDK Global, Inc.                       2,432,059
       29,887  Datto Holding Corp. (a)                  744,485
       12,911  Digital Turbine, Inc. (a)                570,021
        8,270  Dolby Laboratories, Inc.,
                  Class A                               726,519
        5,064  Manhattan Associates, Inc. (a)           677,918
       19,588  NCR Corp. (a)                            745,519
       28,647  New Relic, Inc. (a)                    3,011,946
        3,335  Paylocity Holding Corp. (a)              680,273
       20,075  Rapid7, Inc. (a)                       1,933,825
       16,290  Sailpoint Technologies Holdings,
                  Inc. (a)                              630,260
       20,336  Smartsheet, Inc., Class A (a)          1,265,306
       42,899  Tenable Holdings, Inc. (a)             2,205,009
       18,542  Teradata Corp. (a)                       747,984
       12,069  Workiva, Inc. (a)                      1,427,521
                                                ---------------
                                                     20,324,790
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
        6,567  Advance Auto Parts, Inc.               1,520,326
       62,202  American Eagle Outfitters,
                  Inc. (b)                            1,420,072
       33,696  AutoNation, Inc. (a)                   3,672,864
       34,242  Dick's Sporting Goods, Inc. (b)        3,951,527
       15,224  Five Below, Inc. (a)                   2,496,736
       24,227  Floor & Decor Holdings, Inc.,
                  Class A (a)                         2,633,959
       90,246  Foot Locker, Inc.                      4,032,191
        5,308  GameStop Corp., Class A (a) (b)          578,200
      178,467  Gap (The), Inc.                        3,224,899
       33,284  Leslie's, Inc. (a)                       693,306
       13,260  Lithia Motors, Inc.                    3,873,644
       16,409  National Vision Holdings,
                  Inc. (a)                              670,800

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
       36,724  Penske Automotive Group, Inc.    $     3,732,260
        1,469  RH (a)                                   591,743
       18,625  Williams-Sonoma, Inc.                  2,990,057
                                                ---------------
                                                     36,082,584
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.6%
       96,772  Pure Storage, Inc., Class A (a)        2,563,490
      173,914  Xerox Holdings Corp.                   3,671,325
                                                ---------------
                                                      6,234,815
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.1%
       31,121  Carter's, Inc.                         2,897,988
       24,246  Columbia Sportswear Co.                2,251,726
       24,566  Crocs, Inc. (a)                        2,520,963
        4,300  Deckers Outdoor Corp. (a)              1,376,989
       29,535  PVH Corp.                              2,806,120
       19,877  Ralph Lauren Corp.                     2,203,167
       72,579  Skechers U.S.A., Inc.,
                  Class A (a)                         3,048,318
       38,794  Tapestry, Inc.                         1,472,232
      111,489  Under Armour, Inc., Class A (a)        2,099,338
                                                ---------------
                                                     20,676,841
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.9%
       86,480  Essent Group Ltd.                      3,946,947
      273,054  MGIC Investment Corp.                  4,144,960
      257,980  New York Community Bancorp,
                  Inc.                                3,008,047
       56,426  PennyMac Financial Services,
                  Inc.                                3,537,910
      186,343  Radian Group, Inc.                     4,172,220
                                                ---------------
                                                     18,810,084
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.5%
       89,021  Air Lease Corp.                        3,543,926
       28,104  MSC Industrial Direct Co., Inc.,
                  Class A                             2,294,411
       16,251  SiteOne Landscape Supply,
                  Inc. (a)                            2,927,130
      138,887  Univar Solutions, Inc. (a)             3,680,505
        2,516  Watsco, Inc.                             710,921
       17,952  WESCO International, Inc. (a)          2,188,169
                                                ---------------
                                                     15,345,062
                                                ---------------
               WATER UTILITIES -- 0.3%
       58,668  Essential Utilities, Inc.              2,859,478
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,002,259,923
               (Cost $887,844,771)              ---------------

               MONEY MARKET FUNDS -- 0.5%
    3,298,548  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                       3,298,548

Page 40                 See Notes to Financial Statements


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS (CONTINUED)
    1,450,879  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)             $     1,450,879
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             4,749,427
               (Cost $4,749,427)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$   4,075,597  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $4,075,600. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $4,164,945. (d)                  4,075,597
               (Cost $4,075,597)                ---------------

               TOTAL INVESTMENTS -- 100.8%        1,011,084,947
               (Cost $896,669,795)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.8)%              (7,655,338)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,003,429,609
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $7,336,239 and the total value of the collateral held by the Fund is $7,374,145.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     7,336,239
Non-cash Collateral(2)                               (7,336,239)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     4,075,597
Non-cash Collateral(4)                               (4,075,597)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

                        See Notes to Financial Statements                Page 41


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $   1,002,259,923   $   1,002,259,923   $          --   $         --
Money Market Funds..............................           4,749,427           4,749,427              --             --
Repurchase Agreements...........................           4,075,597                  --       4,075,597             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $   1,011,084,947   $   1,007,009,350   $   4,075,597   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

Page 42                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.5%
       41,399  Maxar Technologies, Inc.         $     1,076,788
       11,099  Mercury Systems, Inc. (a)                631,755
       22,648  Moog, Inc., Class A                    1,726,684
       36,329  Parsons Corp. (a)                      1,106,218
                                                ---------------
                                                      4,541,445
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.8%
      104,025  Air Transport Services Group,
                  Inc. (a)                            2,793,071
       32,473  Atlas Air Worldwide Holdings,
                  Inc. (a)                            2,608,556
        5,048  Forward Air Corp.                        536,603
       21,767  Hub Group, Inc., Class A (a)           1,648,197
                                                ---------------
                                                      7,586,427
                                                ---------------
               AIRLINES -- 0.8%
        6,535  Allegiant Travel Co. (a)               1,167,543
       77,767  SkyWest, Inc. (a)                      2,966,811
       27,974  Spirit Airlines, Inc. (a)                600,602
       67,296  Sun Country Airlines Holdings,
                  Inc. (a)                            1,788,727
      131,734  Wheels Up Experience,
                  Inc. (a) (b)                          503,224
                                                ---------------
                                                      7,026,907
                                                ---------------
               AUTO COMPONENTS -- 1.4%
       51,067  Adient PLC (a)                         2,143,282
      107,142  Dana, Inc.                             2,320,696
       10,818  Dorman Products, Inc. (a)              1,012,889
       28,134  Gentherm, Inc. (a)                     2,458,630
       11,764  LCI Industries                         1,448,972
       37,878  Patrick Industries, Inc.               2,439,343
        5,499  Visteon Corp. (a)                        558,204
        8,951  XPEL, Inc. (a) (c)                       558,184
                                                ---------------
                                                     12,940,200
                                                ---------------
               AUTOMOBILES -- 0.3%
       40,793  Winnebago Industries, Inc.             2,631,964
                                                ---------------
               BANKS -- 11.6%
       12,302  Ameris Bancorp                           606,612
      108,235  Associated Banc-Corp.                  2,586,816
       65,566  Atlantic Union Bankshares Corp.        2,669,848
       17,325  BancFirst Corp.                        1,298,509
       14,595  Bank of Hawaii Corp.                   1,256,192
       57,788  BankUnited, Inc.                       2,412,649
       30,225  Banner Corp.                           1,877,275
       41,038  Cadence Bank                           1,279,154
       42,656  Cathay General Bancorp                 1,926,345
       74,724  Columbia Banking System, Inc.          2,598,153
       16,414  Community Bank System, Inc.            1,172,288
       85,650  CVB Financial Corp.                    1,886,869
       31,433  Eagle Bancorp, Inc.                    1,885,037
       30,303  Eastern Bankshares, Inc.                 645,151
       25,960  Enterprise Financial Services
                  Corp.                               1,286,058
      201,566  F.N.B. Corp.                           2,604,233
       41,849  FB Financial Corp.                     1,863,117
      133,076  First BanCorp                          1,936,256

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
      100,289  First Financial Bancorp          $     2,528,286
       67,099  First Hawaiian, Inc.                   1,902,257
       45,091  First Interstate BancSystem,
                  Inc., Class A                       1,657,094
       58,366  First Merchants Corp.                  2,476,469
      143,824  Fulton Financial Corp.                 2,581,641
       48,882  Hancock Whitney Corp.                  2,577,059
       48,309  Heartland Financial USA, Inc.          2,513,517
       86,974  Hilltop Holdings, Inc.                 2,872,751
       75,306  Home BancShares, Inc.                  1,774,209
      166,214  Hope Bancorp, Inc.                     2,784,085
        7,500  Independent Bank Corp.                   632,625
       25,416  Independent Bank Group, Inc.           1,929,583
       57,680  International Bancshares Corp.         2,424,290
        7,628  Lakeland Financial Corp.                 609,706
       35,012  Live Oak Bancshares, Inc.              2,060,806
       40,982  Meta Financial Group, Inc.             2,436,790
       47,606  NBT Bancorp, Inc.                      1,841,400
      129,500  Northwest Bancshares, Inc.             1,827,245
      134,933  Old National Bancorp                   2,473,322
       30,538  Pacific Premier Bancorp, Inc.          1,168,079
        8,901  Park National Corp.                    1,205,729
       64,428  Renasant Corp.                         2,369,662
       50,854  Sandy Spring Bancorp, Inc.             2,405,903
       34,542  Seacoast Banking Corp. of
                  Florida                             1,260,783
       21,589  ServisFirst Bancshares, Inc.           1,832,258
       16,500  Silvergate Capital Corp.,
                  Class A (a)                         1,777,710
       82,658  Simmons First National Corp.,
                  Class A                             2,364,019
       40,580  Texas Capital Bancshares,
                  Inc. (a)                            2,544,366
       77,398  TowneBank                              2,428,749
       25,666  Triumph Bancorp, Inc. (a)              2,245,262
       75,322  Trustmark Corp.                        2,453,991
       51,023  United Community Banks, Inc.           1,805,704
       30,731  Veritex Holdings, Inc.                 1,233,850
       69,879  WesBanco, Inc.                         2,480,006
       21,176  Westamerica BanCorp                    1,229,902
       20,191  Wintrust Financial Corp.               1,980,131
                                                ---------------
                                                    104,479,801
                                                ---------------
               BEVERAGES -- 0.3%
        4,935  Coca-Cola Consolidated, Inc.           2,827,755
                                                ---------------
               BIOTECHNOLOGY -- 2.7%
       26,189  ACADIA Pharmaceuticals,
                  Inc. (a)                              588,991
       59,202  Alector, Inc. (a)                        938,944
       52,920  Amicus Therapeutics, Inc. (a)            497,977
       30,207  Arcus Biosciences, Inc. (a)              930,376
       83,790  Avid Bioservices, Inc. (a)             1,581,117
       88,268  BioCryst Pharmaceuticals,
                  Inc. (a)                            1,363,741
       31,639  Celldex Therapeutics, Inc. (a)           981,125
       40,232  Cytokinetics, Inc. (a)                 1,335,300
       70,306  Emergent BioSolutions, Inc. (a)        3,290,321

                        See Notes to Financial Statements                Page 43


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
       20,885  Global Blood Therapeutics,
                  Inc. (a)                      $       602,532
      262,113  Ironwood Pharmaceuticals,
                  Inc. (a)                            2,922,560
       28,884  Kymera Therapeutics, Inc. (a)          1,213,128
        7,913  Ligand Pharmaceuticals, Inc. (a)         986,197
       12,899  Morphic Holding, Inc. (a)                547,305
      254,158  OPKO Health, Inc. (a)                    795,514
       66,151  Organogenesis Holdings, Inc. (a)         508,701
       17,874  Protagonist Therapeutics,
                  Inc. (a)                              523,529
       24,746  Prothena Corp. PLC (a)                   843,344
       15,346  PTC Therapeutics, Inc. (a)               617,216
       71,845  Sage Therapeutics, Inc. (a)            2,832,130
       14,837  Veracyte, Inc. (a)                       451,193
                                                ---------------
                                                     24,351,241
                                                ---------------
               BUILDING PRODUCTS -- 0.8%
       15,391  AAON, Inc.                               988,872
      175,245  Cornerstone Building Brands,
                  Inc. (a)                            2,584,864
       10,114  CSW Industrials, Inc.                  1,122,654
       18,333  Gibraltar Industries, Inc. (a)         1,004,648
       69,566  JELD-WEN Holding, Inc. (a)             1,641,757
                                                ---------------
                                                      7,342,795
                                                ---------------
               CAPITAL MARKETS -- 3.1%
       12,831  Artisan Partners Asset
                  Management, Inc., Class A             554,427
       23,319  AssetMark Financial Holdings,
                  Inc. (a)                              559,423
       34,394  B. Riley Financial, Inc.               2,117,639
      131,453  BGC Partners, Inc., Class A              554,732
      119,385  Brightsphere Investment Group,
                  Inc.                                2,576,328
       19,823  Cohen & Steers, Inc.                   1,655,815
       65,063  Federated Hermes, Inc.                 2,154,236
       40,940  Focus Financial Partners, Inc.,
                  Class A (a)                         2,061,738
      197,943  Golub Capital BDC, Inc. (b)            3,103,746
       17,699  Hamilton Lane, Inc., Class A           1,601,052
       39,112  Moelis & Co., Class A                  2,208,655
       17,119  Piper Sandler Cos.                     2,640,092
        8,252  PJT Partners, Inc., Class A              572,029
       44,111  StepStone Group, Inc., Class A         1,544,326
       63,606  Virtu Financial, Inc., Class A         1,967,334
        8,230  Virtus Investment Partners, Inc.       2,153,626
                                                ---------------
                                                     28,025,198
                                                ---------------
               CHEMICALS -- 2.1%
       43,503  Cabot Corp.                            2,392,230
       15,094  H.B. Fuller Co.                        1,083,296
       17,051  Ingevity Corp. (a)                     1,123,832
       20,300  Innospec, Inc.                         1,887,088
      122,169  Kronos Worldwide, Inc.                 1,753,125
       75,216  Livent Corp. (a)                       1,730,720
       33,425  Minerals Technologies, Inc.            2,338,747
        3,566  NewMarket Corp.                        1,205,558
        6,107  Sensient Technologies Corp.              517,507

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS (CONTINUED)
       14,753  Stepan Co.                       $     1,625,191
       58,260  Trinseo PLC                            3,119,240
                                                ---------------
                                                     18,776,534
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.3%
       44,892  ABM Industries, Inc.                   1,871,547
       34,022  Brady Corp., Class A                   1,766,422
      173,652  BrightView Holdings, Inc. (a)          2,304,362
       18,645  Brink's (The) Co.                      1,301,048
       21,469  Casella Waste Systems, Inc.,
                  Class A (a)                         1,631,215
       57,107  Deluxe Corp.                           1,718,921
      109,738  Harsco Corp. (a)                       1,722,887
      103,079  Healthcare Services Group, Inc.        1,875,007
       43,610  HNI Corp.                              1,829,003
      117,398  KAR Auction Services, Inc. (a)         1,669,400
       31,194  MillerKnoll, Inc.                      1,204,712
        8,714  UniFirst Corp.                         1,656,444
                                                ---------------
                                                     20,550,968
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.8%
       38,217  Calix, Inc. (a)                        1,921,551
       63,738  Infinera Corp. (a)                       536,674
       36,955  NetScout Systems, Inc. (a)             1,165,930
       54,896  Viasat, Inc. (a)                       2,416,522
       69,381  Viavi Solutions, Inc. (a)              1,142,011
                                                ---------------
                                                      7,182,688
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       30,023  Ameresco, Inc., Class A (a)            1,519,464
       34,796  Arcosa, Inc.                           1,623,581
       12,355  Comfort Systems USA, Inc.              1,109,232
        6,518  Dycom Industries, Inc. (a)               549,402
       31,589  Granite Construction, Inc.             1,136,572
       27,646  MYR Group, Inc. (a)                    2,599,554
      127,451  Primoris Services Corp.                3,278,040
                                                ---------------
                                                     11,815,845
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.2%
       60,911  Summit Materials, Inc.,
                  Class A (a)                         2,165,995
                                                ---------------
               CONSUMER FINANCE -- 1.7%
       49,208  Encore Capital Group, Inc. (a)         3,173,916
       16,340  FirstCash Holdings, Inc.               1,138,898
       33,732  Green Dot Corp., Class A (a)           1,069,642
       50,557  LendingClub Corp. (a)                    948,449
        4,986  LendingTree, Inc. (a)                    607,494
      115,222  Navient Corp.                          2,008,319
       25,031  Nelnet, Inc., Class A                  2,215,994
       48,697  PRA Group, Inc. (a)                    2,264,411
       54,201  PROG Holdings, Inc. (a)                2,157,742
                                                ---------------
                                                     15,584,865
                                                ---------------
               CONTAINERS & PACKAGING -- 1.0%
       50,626  Greif, Inc., Class A                   2,995,034
      101,621  O-I Glass, Inc. (a)                    1,352,576
      192,824  Pactiv Evergreen, Inc.                 2,111,423

Page 44                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONTAINERS & PACKAGING
                  (CONTINUED)
       81,325  Ranpak Holdings Corp. (a)        $     2,184,389
                                                ---------------
                                                      8,643,422
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.9%
       62,036  Adtalem Global Education,
                  Inc. (a)                            1,825,099
        4,853  Graham Holdings Co., Class B           2,888,117
       42,274  Strategic Education, Inc.              2,522,067
       62,499  Vivint Smart Home, Inc. (a)              449,993
                                                ---------------
                                                      7,685,276
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.3%
       86,948  Cannae Holdings, Inc. (a)              2,597,137
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
      268,095  Liberty Latin America Ltd.,
                  Class C (a)                         2,898,107
                                                ---------------
               ELECTRIC UTILITIES -- 0.5%
       36,851  ALLETE, Inc.                           2,352,199
       14,865  MGE Energy, Inc.                       1,150,997
       17,116  Otter Tail Corp.                       1,085,155
                                                ---------------
                                                      4,588,351
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
       27,488  Atkore, Inc. (a)                       2,962,657
       27,874  Bloom Energy Corp., Class A (a)          420,340
       21,357  Encore Wire Corp.                      2,406,720
      155,009  GrafTech International Ltd.            1,624,494
        9,628  Vicor Corp. (a)                          908,209
                                                ---------------
                                                      8,322,420
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.5%
        6,711  Advanced Energy Industries, Inc.         578,354
       74,125  Avnet, Inc.                            2,991,685
       11,474  Badger Meter, Inc.                     1,160,825
       18,599  Belden, Inc.                           1,040,614
       11,469  Insight Enterprises, Inc. (a)          1,079,806
      104,710  Knowles Corp. (a)                      2,220,899
       49,724  Methode Electronics, Inc.              2,189,348
       19,677  OSI Systems, Inc. (a)                  1,632,010
       19,122  Plexus Corp. (a)                       1,482,337
       73,714  Sanmina Corp. (a)                      2,787,864
      205,117  TTM Technologies, Inc. (a)             2,760,875
      139,746  Vishay Intertechnology, Inc.           2,894,140
                                                ---------------
                                                     22,818,757
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.9%
       16,031  Cactus, Inc., Class A                    776,862
       27,398  Core Laboratories N.V.                   730,705
       25,791  Helmerich & Payne, Inc.                  740,202
       63,016  Liberty Oilfield Services, Inc.,
                  Class A (a)                           762,494
      217,013  Patterson-UTI Energy, Inc.             2,161,449

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
      885,874  Transocean Ltd. (a) (b)          $     2,790,503
                                                ---------------
                                                      7,962,215
                                                ---------------
               ENTERTAINMENT -- 0.1%
        8,691  Madison Square Garden
                  Entertainment Corp. (a)               615,584
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                 TRUSTS -- 6.3%
       56,002  Acadia Realty Trust                    1,108,280
       16,289  American Assets Trust, Inc.              585,915
       75,699  Apple Hospitality REIT, Inc.           1,221,025
      136,645  Brandywine Realty Trust                1,757,255
       49,256  Broadstone Net Lease, Inc.             1,138,306
       26,774  CareTrust REIT, Inc.                     567,877
       65,561  Corporate Office Properties
                  Trust                               1,656,071
       63,606  DiamondRock Hospitality
                  Co. (a)                               594,716
      220,138  DigitalBridge Group, Inc. (a)          1,607,007
       26,671  Easterly Government Properties,
                  Inc.                                  559,291
       25,741  EPR Properties                         1,131,832
       23,600  Equity Commonwealth (a)                  614,544
       42,404  Essential Properties Realty
                  Trust, Inc.                         1,125,826
       41,567  Four Corners Property Trust,
                  Inc.                                1,125,219
      120,010  Global Net Lease, Inc.                 1,720,943
       74,212  Hudson Pacific Properties, Inc.        1,753,630
       70,993  Independence Realty Trust, Inc.        1,632,129
       97,606  Industrial Logistics Properties
                  Trust                               2,238,106
       94,659  iStar, Inc. (b)                        2,032,329
       28,067  Kite Realty Group Trust                  586,039
       71,617  LTC Properties, Inc.                   2,583,225
      156,529  LXP Industrial Trust                   2,330,717
       35,373  Macerich (The) Co.                       585,069
       42,542  National Health Investors, Inc.        2,460,204
       29,166  NexPoint Residential Trust, Inc.       2,312,864
       45,582  Outfront Media, Inc.                   1,132,257
      219,876  Paramount Group, Inc.                  1,910,722
       27,323  Pebblebrook Hotel Trust                  591,543
       64,922  Physicians Realty Trust                1,185,476
      133,025  Piedmont Office Realty Trust,
                  Inc., Class A                       2,362,524
       50,751  PotlatchDeltic Corp.                   2,729,896
       62,372  Retail Opportunity Investments
                  Corp.                               1,155,753
       43,881  RLJ Lodging Trust                        607,752
       90,290  Sabra Health Care REIT, Inc.           1,228,847
       38,614  SITE Centers Corp.                       571,873
       52,108  Sunstone Hotel Investors,
                  Inc. (a)                              589,341
       95,110  Tanger Factory Outlet Centers,
                  Inc. (b)                            1,617,821
      130,890  Uniti Group, Inc.                      1,578,533
       64,341  Urban Edge Properties                  1,173,580
       33,257  Veris Residential, Inc. (a)              548,741

                        See Notes to Financial Statements                Page 45


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       70,937  Washington Real Estate
                  Investment Trust              $     1,746,469
       33,751  Xenia Hotels & Resorts, Inc. (a)         585,242
                                                ---------------
                                                     56,344,789
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.8%
       43,229  Grocery Outlet Holding
                  Corp. (a)                           1,097,152
       25,063  PriceSmart, Inc.                       1,789,749
       82,379  Sprouts Farmers Market, Inc. (a)       2,235,766
       49,817  United Natural Foods, Inc. (a)         1,931,903
                                                ---------------
                                                      7,054,570
                                                ---------------
               FOOD PRODUCTS -- 1.4%
       39,782  B&G Foods, Inc. (b)                    1,237,220
       16,524  Cal-Maine Foods, Inc.                    644,436
      110,733  Fresh Del Monte Produce, Inc.          3,081,699
       14,344  Hain Celestial Group (The),
                  Inc. (a)                              523,986
       89,802  Hostess Brands, Inc. (a)               1,842,737
        3,872  J & J Snack Foods Corp.                  587,344
       58,817  Simply Good Foods (The)
                  Co. (a)                             2,072,123
       45,245  TreeHouse Foods, Inc. (a)              1,752,339
       38,322  Utz Brands, Inc.                         617,368
                                                ---------------
                                                     12,359,252
                                                ---------------
               GAS UTILITIES -- 1.5%
        4,192  Chesapeake Utilities Corp.               570,992
       29,773  New Jersey Resources Corp.             1,197,172
       50,122  Northwest Natural Holding Co.          2,372,776
       23,635  ONE Gas, Inc.                          1,840,930
       93,606  South Jersey Industries, Inc.          2,342,022
       34,902  Southwest Gas Holdings, Inc.           2,379,619
       37,490  Spire, Inc.                            2,471,341
                                                ---------------
                                                     13,174,852
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.1%
        8,791  AtriCure, Inc. (a)                       577,041
       17,631  Avanos Medical, Inc. (a)                 533,514
       10,914  Axonics, Inc. (a)                        517,651
       16,401  BioLife Solutions, Inc. (a)              489,406
        8,625  CONMED Corp.                           1,186,627
       20,662  CryoPort, Inc. (a)                       863,052
       11,523  Haemonetics Corp. (a)                    557,137
        3,348  Heska Corp. (a)                          460,618
       14,285  Integer Holdings Corp. (a)             1,120,087
       84,633  Lantheus Holdings, Inc. (a)            2,150,525
        9,811  Merit Medical Systems, Inc. (a)          544,020
       11,648  NuVasive, Inc. (a)                       605,812
       13,264  Outset Medical, Inc. (a)                 493,288
                                                ---------------
                                                     10,098,778
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.1%
       24,990  AdaptHealth Corp. (a)                    472,311
      105,570  Agiliti, Inc. (a) (b)                  2,019,554

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  (CONTINUED)
       82,602  Aveanna Healthcare Holdings,
                  Inc. (a)                      $       453,485
      137,773  Community Health Systems,
                  Inc. (a)                            1,748,339
       11,754  CorVel Corp. (a)                       2,070,114
       30,609  Covetrus, Inc. (a)                       553,105
       30,383  Fulgent Genetics, Inc. (a)             1,940,562
       22,465  MEDNAX, Inc. (a)                         549,269
        4,121  ModivCare, Inc. (a)                      477,748
      107,465  Option Care Health, Inc. (a)           2,511,457
       56,208  Owens & Minor, Inc.                    2,365,795
       62,480  Patterson Cos., Inc.                   1,792,551
       60,900  RadNet, Inc. (a)                       1,568,175
                                                ---------------
                                                     18,522,465
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.4%
      132,519  Allscripts Healthcare Solutions,
                  Inc. (a)                            2,679,534
       44,181  Evolent Health, Inc.,
                  Class A (a)                         1,047,532
                                                ---------------
                                                      3,727,066
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 2.0%
       16,061  Bally's Corp. (a)                        574,020
       29,134  Bloomin' Brands, Inc. (a)                592,294
       33,411  Brinker International, Inc. (a)        1,109,579
       15,614  Cheesecake Factory (The),
                  Inc. (a)                              557,108
        9,501  Cracker Barrel Old Country
                  Store, Inc.                         1,131,949
       47,753  Dave & Buster's Entertainment,
                  Inc. (a)                            1,709,080
       57,261  Everi Holdings, Inc. (a)               1,132,050
       46,919  Hilton Grand Vacations, Inc. (a)       2,292,462
        6,987  Jack in the Box, Inc.                    636,167
       13,738  Papa John's International, Inc.        1,695,956
       44,448  Red Rock Resorts, Inc., Class A        1,978,825
       47,119  SeaWorld Entertainment, Inc. (a)       2,807,350
       43,068  Six Flags Entertainment
                  Corp. (a)                           1,700,755
                                                ---------------
                                                     17,917,595
                                                ---------------
               HOUSEHOLD DURABLES -- 3.2%
        3,850  Cavco Industries, Inc. (a)             1,037,344
       37,366  Century Communities, Inc.              2,460,551
       21,875  Installed Building Products, Inc.      2,423,531
       27,836  iRobot Corp. (a)                       1,823,815
       68,326  KB Home                                2,886,774
       67,335  La-Z-Boy, Inc.                         2,471,868
       54,741  M.D.C. Holdings, Inc.                  2,774,821
       49,151  M/I Homes, Inc. (a)                    2,604,512
       25,040  Meritage Homes Corp. (a)               2,554,831
       38,699  Skyline Champion Corp. (a)             2,605,991
       87,422  Taylor Morrison Home Corp. (a)         2,682,981
      109,582  Tri Pointe Homes, Inc. (a)             2,609,147
                                                ---------------
                                                     28,936,166
                                                ---------------

Page 46                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD PRODUCTS -- 0.5%
       51,099  Central Garden & Pet Co.,
                  Class A (a)                   $     2,214,120
       15,244  Energizer Holdings, Inc.                 573,327
       12,019  Spectrum Brands Holdings, Inc.         1,074,258
        2,500  WD-40 Co.                                555,650
                                                ---------------
                                                      4,417,355
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.3%
       50,897  Clearway Energy, Inc., Class C         1,714,211
        7,707  Ormat Technologies, Inc.                 525,309
                                                ---------------
                                                      2,239,520
                                                ---------------
               INSURANCE -- 3.4%
       62,822  American Equity Investment
                  Life Holding Co.                    2,584,497
       31,556  Argo Group International
                  Holdings Ltd.                       1,791,750
       48,703  Assured Guaranty Ltd.                  2,595,383
       11,800  Brighthouse Financial, Inc. (a)          642,510
      128,199  CNO Financial Group, Inc.              3,197,283
      754,633  Genworth Financial, Inc.,
                  Class A (a)                         2,943,069
        4,701  Goosehead Insurance, Inc.,
                  Class A                               463,425
       63,178  Horace Mann Educators Corp.            2,401,396
       10,280  Kinsale Capital Group, Inc.            2,059,290
       57,600  Mercury General Corp.                  3,148,416
      375,922  SiriusPoint Ltd. (a)                   3,184,059
       38,331  Stewart Information Services
                  Corp.                               2,737,983
        2,412  White Mountains Insurance
                  Group Ltd.                          2,510,795
                                                ---------------
                                                     30,259,856
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.3%
       54,509  Cargurus, Inc. (a)                     1,738,837
       16,868  Yelp, Inc. (a)                           582,621
                                                ---------------
                                                      2,321,458
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
       20,715  Overstock.com, Inc. (a)                  993,077
       21,816  Revolve Group, Inc. (a)                1,075,965
       11,026  Shutterstock, Inc.                     1,069,191
                                                ---------------
                                                      3,138,233
                                                ---------------
               IT SERVICES -- 1.5%
       21,217  CSG Systems International, Inc.        1,204,489
       36,691  EVERTEC, Inc.                          1,601,195
       16,891  ExlService Holdings, Inc. (a)          2,035,703
       23,639  Perficient, Inc. (a)                   2,477,840
       45,378  Rackspace Technology, Inc. (a)           567,679
      215,381  SolarWinds Corp.                       2,929,182
       64,028  Switch, Inc., Class A                  1,641,038
       79,230  Verra Mobility Corp. (a)               1,255,003
                                                ---------------
                                                     13,712,129
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LEISURE PRODUCTS -- 0.8%
       57,578  Acushnet Holdings Corp.          $     2,688,892
       35,574  Malibu Boats, Inc., Class A (a)        2,335,789
       66,338  Vista Outdoor, Inc. (a)                2,559,320
                                                ---------------
                                                      7,584,001
                                                ---------------
               MACHINERY -- 3.7%
       12,461  Alamo Group, Inc.                      1,755,132
       13,822  Albany International Corp.,
                  Class A                             1,157,040
       35,557  Altra Industrial Motion Corp.          1,716,692
       39,358  Barnes Group, Inc.                     1,777,801
       30,140  Enerpac Tool Group Corp.                 537,999
       11,105  EnPro Industries, Inc.                 1,166,247
       13,585  ESCO Technologies, Inc.                1,083,811
       52,299  Evoqua Water Technologies
                  Corp. (a)                           2,118,110
       28,208  Federal Signal Corp.                   1,100,676
        6,465  Franklin Electric Co., Inc.              561,162
       29,061  Helios Technologies, Inc.              2,226,944
       35,273  Hillenbrand, Inc.                      1,639,489
       56,861  Hillman Solutions Corp. (a)              510,043
       10,608  Kadant, Inc.                           2,216,860
       51,067  Kennametal, Inc.                       1,765,386
        8,043  Lindsay Corp.                          1,015,429
       98,670  Meritor, Inc. (a)                      2,274,344
       41,189  Mueller Industries, Inc.               2,127,824
       84,898  Mueller Water Products, Inc.,
                  Class A                             1,090,939
       23,807  Proto Labs, Inc. (a)                   1,194,635
       20,486  SPX Corp. (a)                          1,068,959
       15,087  Tennant Co.                            1,164,264
       41,722  Terex Corp.                            1,740,642
       20,241  Trinity Industries, Inc.                 581,524
                                                ---------------
                                                     33,591,952
                                                ---------------
               MARINE -- 0.4%
       10,288  Kirby Corp. (a)                          670,572
       33,946  Matson, Inc.                           3,315,166
                                                ---------------
                                                      3,985,738
                                                ---------------
               MEDIA -- 2.0%
      152,432  Advantage Solutions, Inc. (a)          1,109,705
       88,741  AMC Networks, Inc.,
                  Class A (a)                         3,783,029
      151,600  Gray Television, Inc.                  3,160,860
       29,053  iHeartMedia, Inc., Class A (a)           585,418
       32,020  John Wiley & Sons, Inc.,
                  Class A                             1,625,015
       23,126  Sinclair Broadcast Group, Inc.,
                  Class A                               635,502
       25,558  TechTarget, Inc. (a)                   2,119,781
      164,670  TEGNA, Inc.                            3,188,011
       85,212  WideOpenWest, Inc. (a)                 1,585,795
                                                ---------------
                                                     17,793,116
                                                ---------------
               METALS & MINING -- 1.1%
       38,371  Allegheny Technologies, Inc. (a)         701,806
       41,883  Carpenter Technology Corp.             1,202,880
      242,560  Coeur Mining, Inc. (a)                 1,137,606
       84,218  Commercial Metals Co.                  2,816,250

                        See Notes to Financial Statements                Page 47


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
       13,014  Kaiser Aluminum Corp.            $     1,246,090
       55,912  Worthington Industries, Inc.           3,029,312
                                                ---------------
                                                     10,133,944
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 2.0%
      232,239  Apollo Commercial Real Estate
                  Finance, Inc.                       3,170,062
       33,364  Arbor Realty Trust, Inc.                 584,204
      202,671  Chimera Investment Corp.               2,938,729
      670,233  MFA Financial, Inc.                    3,103,179
      821,574  New York Mortgage Trust, Inc.          3,080,903
      141,087  PennyMac Mortgage Investment
                  Trust                               2,514,170
      529,682  Two Harbors Investment Corp.           3,045,672
                                                ---------------
                                                     18,436,919
                                                ---------------
               MULTILINE RETAIL -- 0.7%
       67,842  Big Lots, Inc.                         2,843,258
       12,475  Dillard's, Inc., Class A               3,165,157
                                                ---------------
                                                      6,008,415
                                                ---------------
               MULTI-UTILITIES -- 0.6%
       57,542  Avista Corp.                           2,558,317
       42,774  NorthWestern Corp.                     2,486,025
                                                ---------------
                                                      5,044,342
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.6%
       71,557  California Resources Corp.             3,049,759
       38,809  Callon Petroleum Co. (a)               1,918,717
       44,456  CNX Resources Corp. (a)                  659,283
       31,921  Denbury, Inc. (a)                      2,398,544
      236,462  Equitrans Midstream Corp.              1,917,707
       17,585  Green Plains, Inc. (a)                   537,046
      129,570  Magnolia Oil & Gas Corp.,
                  Class A                             2,802,599
       66,225  Matador Resources Co.                  2,964,893
       70,232  Murphy Oil Corp.                       2,219,331
       24,259  Oasis Petroleum, Inc.                  3,285,396
       62,655  PDC Energy, Inc.                       3,713,562
      137,128  Range Resources Corp. (a)              2,639,714
       72,014  Renewable Energy Group,
                  Inc. (a)                            2,899,284
      103,674  SM Energy Co.                          3,401,544
      262,338  Southwestern Energy Co. (a)            1,154,287
       47,253  Whiting Petroleum Corp. (a)            3,508,535
       69,278  World Fuel Services Corp.              1,954,333
                                                ---------------
                                                     41,024,534
                                                ---------------
               PERSONAL PRODUCTS -- 1.2%
       40,116  Edgewell Personal Care Co.             1,837,313
       28,590  Inter Parfums, Inc.                    2,829,552
        8,755  Medifast, Inc.                         1,739,706
       60,223  Nu Skin Enterprises, Inc.,
                  Class A                             2,902,147
       18,119  USANA Health Sciences,
                  Inc. (a)                            1,731,814
                                                ---------------
                                                     11,040,532
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               PHARMACEUTICALS -- 0.8%
       57,339  Harmony Biosciences Holdings,
                  Inc. (a)                      $     2,056,176
       58,392  Intra-Cellular Therapies,
                  Inc. (a)                            2,773,036
       10,158  Pacira BioSciences, Inc. (a)             637,618
       30,236  Prestige Consumer Healthcare,
                  Inc. (a)                            1,706,822
                                                ---------------
                                                      7,173,652
                                                ---------------
               PROFESSIONAL SERVICES -- 0.8%
       31,251  CBIZ, Inc. (a)                         1,207,226
       11,920  ICF International, Inc.                1,125,129
        5,175  Insperity, Inc.                          556,468
       32,288  Korn Ferry                             2,143,277
       33,524  ManTech International Corp.,
                  Class A                             2,421,774
                                                ---------------
                                                      7,453,874
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 1.2%
       51,194  Kennedy-Wilson Holdings, Inc.          1,149,817
       35,635  Marcus & Millichap, Inc. (a)           1,668,074
      163,437  Newmark Group, Inc., Class A           2,502,221
      181,812  Realogy Holdings Corp. (a)             2,999,898
       46,974  St. Joe (The) Co.                      2,278,709
                                                ---------------
                                                     10,598,719
                                                ---------------
               ROAD & RAIL -- 1.1%
       15,299  ArcBest Corp.                          1,353,043
       37,079  Ryder System, Inc.                     2,713,812
      113,573  Schneider National, Inc.,
                  Class B                             2,907,469
       64,124  Werner Enterprises, Inc.               2,859,289
                                                ---------------
                                                      9,833,613
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.4%
       15,065  Ambarella, Inc. (a)                    2,111,360
       64,190  Cohu, Inc. (a)                         2,116,986
       27,833  Diodes, Inc. (a)                       2,582,624
       13,369  FormFactor, Inc. (a)                     571,391
       40,538  MaxLinear, Inc. (a)                    2,433,091
       30,191  Onto Innovation, Inc. (a)              2,763,684
       83,191  Rambus, Inc. (a)                       2,100,573
       20,621  Semtech Corp. (a)                      1,466,153
       10,448  SiTime Corp. (a)                       2,435,324
       53,283  Ultra Clean Holdings, Inc. (a)         2,686,529
                                                ---------------
                                                     21,267,715
                                                ---------------
               SOFTWARE -- 2.0%
       17,615  ACI Worldwide, Inc. (a)                  605,428
        7,207  Alarm.com Holdings, Inc. (a)             537,426
       15,811  Altair Engineering, Inc.,
                  Class A (a)                           994,828
       30,873  Avaya Holdings Corp. (a)                 562,506
       15,480  Blackbaud, Inc. (a)                    1,054,807
       70,018  Box, Inc., Class A (a)                 1,829,570
        8,870  CommVault Systems, Inc. (a)              598,370
        7,703  Envestnet, Inc. (a)                      569,560
        8,532  InterDigital, Inc.                       588,964
       32,162  Jamf Holding Corp. (a)                 1,063,276

Page 48                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       55,805  Marathon Digital Holdings,
                  Inc. (a) (b)                  $     1,313,650
       26,714  Ping Identity Holding Corp. (a)          528,670
       25,325  Progress Software Corp.                1,152,541
       13,363  Qualys, Inc. (a)                       1,712,335
       27,373  Riot Blockchain, Inc. (a) (b)            436,326
        6,739  Sprout Social, Inc., Class A (a)         463,980
        8,588  SPS Commerce, Inc. (a)                 1,063,624
       11,641  Verint Systems, Inc. (a)                 597,532
       64,650  Xperi Holding Corp.                    1,090,645
       65,446  Zuora, Inc., Class A (a)               1,088,367
                                                ---------------
                                                     17,852,405
                                                ---------------
               SPECIALTY RETAIL -- 3.6%
       52,649  Abercrombie & Fitch Co.,
                  Class A (a)                         2,053,311
       69,619  Academy Sports & Outdoors,
                  Inc. (a)                            2,708,179
       14,154  Asbury Automotive Group,
                  Inc. (a)                            2,278,369
       41,922  Bed Bath & Beyond, Inc. (a)              680,813
       24,838  Boot Barn Holdings, Inc. (a)           2,284,351
       43,340  Buckle (The), Inc.                     1,631,318
       30,261  Camping World Holdings, Inc.,
                  Class A                             1,004,665
       15,657  Group 1 Automotive, Inc.               2,658,715
       20,979  Monro, Inc.                            1,043,286
        6,134  Murphy USA, Inc.                       1,206,312
       62,247  ODP (The) Corp. (a)                    2,753,185
       25,449  Rent-A-Center, Inc.                    1,072,675
       99,335  Sally Beauty Holdings, Inc. (a)        1,705,582
       35,116  Signet Jewelers Ltd.                   3,024,541
        7,980  Sleep Number Corp. (a)                   570,570
       61,805  Sonic Automotive, Inc., Class A        3,152,673
      104,098  Urban Outfitters, Inc. (a)             2,989,695
                                                ---------------
                                                     32,818,240
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.4%
       28,377  3D Systems Corp. (a)                     507,948
       37,533  Avid Technology, Inc. (a)              1,177,035
       29,095  Corsair Gaming, Inc. (a) (b)             568,516
       41,722  Super Micro Computer, Inc. (a)         1,690,576
                                                ---------------
                                                      3,944,075
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.8%
       35,780  Kontoor Brands, Inc.                   1,763,596
       48,843  Levi Strauss & Co., Class A            1,071,127
       24,086  Oxford Industries, Inc.                1,984,446
       52,615  Steven Madden Ltd.                     2,164,581
                                                ---------------
                                                      6,983,750
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.2%
       32,798  Axos Financial, Inc. (a)               1,689,097
      107,899  Capitol Federal Financial, Inc.        1,200,916
       58,605  Columbia Financial, Inc. (a)           1,240,668
       73,451  Mr. Cooper Group, Inc. (a)             2,949,058

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE
                  (CONTINUED)
      139,876  NMI Holdings, Inc., Class A (a)  $     3,460,532
      100,949  Provident Financial Services,
                  Inc.                                2,439,937
       20,258  Walker & Dunlop, Inc.                  2,682,362
       54,934  Washington Federal, Inc.               1,923,789
       48,783  WSFS Financial Corp.                   2,555,253
                                                ---------------
                                                     20,141,612
                                                ---------------
               TOBACCO -- 0.3%
      266,225  Vector Group Ltd.                      2,957,760
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 2.4%
       11,902  Applied Industrial Technologies,
                  Inc.                                1,166,158
       42,634  Beacon Roofing Supply, Inc. (a)        2,339,328
       42,923  Boise Cascade Co.                      3,014,053
       17,600  GATX Corp.                             1,838,320
       44,836  Global Industrial Co.                  1,567,467
       40,677  GMS, Inc. (a)                          2,081,849
       15,619  Herc Holdings, Inc.                    2,506,068
       22,848  McGrath RentCorp                       1,741,246
       43,942  Rush Enterprises, Inc., Class A        2,321,016
       50,742  Triton International Ltd.              3,065,832
                                                ---------------
                                                     21,641,337
                                                ---------------
               WATER UTILITIES -- 0.7%
       17,726  American States Water Co.              1,634,869
       25,517  California Water Service Group         1,584,350
       15,244  Middlesex Water Co.                    1,543,303
       16,699  SJW Group                              1,149,893
                                                ---------------
                                                      5,912,415
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.0%
      119,854  Shenandoah
                  Telecommunications Co.              2,729,076
      151,677  Telephone and Data Systems,
                  Inc.                                3,003,205
       96,962  United States Cellular Corp. (a)       2,968,976
                                                ---------------
                                                      8,701,257
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         900,109,898
               (Cost $832,948,228)              ---------------

               MONEY MARKET FUNDS -- 0.5%
    3,850,282  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (d) (e)                       3,850,282
      899,663  Morgan Stanley Institutional .
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (d)                     899,663
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.5%                             4,749,945
               (Cost $4,749,945)                ---------------

                        See Notes to Financial Statements                Page 49


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.5%
$   4,757,305  BNP Paribas S.A., 0.03% (d),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $4,757,309. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $4,861,597. (e)            $     4,757,305
               (Cost $4,757,305)                ---------------

               TOTAL INVESTMENTS -- 101.0%          909,617,148
               (Cost $842,455,478)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.0)%              (9,008,676)
                                                ---------------
               NET ASSETS -- 100.0%             $   900,608,472
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,657,308 and the total value of the collateral held by the Fund is $8,607,587.

(c)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(d)   Rate shown reflects yield as of January 31, 2022.

(e)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     8,657,308
Non-cash Collateral(2)                               (8,607,587)
                                                ---------------
Net Amount                                      $        49,721
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     4,757,305
Non-cash Collateral(4)                               (4,757,305)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 50                 See Notes to Financial Statements


FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     900,109,898   $     900,109,898   $          --   $         --
Money Market Funds..............................           4,749,945           4,749,945              --             --
Repurchase Agreements...........................           4,757,305                  --       4,757,305             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     909,617,148   $     904,859,843   $   4,757,305   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 51


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 2.8%
       30,461  General Dynamics Corp.           $     6,460,778
       29,779  L3Harris Technologies, Inc.            6,232,447
       17,860  Lockheed Martin Corp.                  6,949,862
       16,401  Northrop Grumman Corp.                 6,066,730
       50,510  Raytheon Technologies Corp.            4,555,497
       56,311  Textron, Inc.                          3,832,526
                                                ---------------
                                                     34,097,840
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        9,869  United Parcel Service, Inc.,
                  Class B                             1,995,611
                                                ---------------
               AUTOMOBILES -- 1.2%
      209,292  Ford Motor Co.                         4,248,628
      185,362  General Motors Co. (a)                 9,774,138
                                                ---------------
                                                     14,022,766
                                                ---------------
               BANKS -- 7.9%
      142,704  Bank of America Corp.                  6,584,363
      179,958  Citigroup, Inc.                       11,718,865
      184,003  Citizens Financial Group, Inc.         9,470,634
      145,785  Fifth Third Bancorp                    6,506,384
      411,735  Huntington Bancshares, Inc.            6,200,729
       40,091  JPMorgan Chase & Co.                   5,957,523
      375,879  KeyCorp                                9,419,528
       56,613  M&T Bank Corp.                         9,589,110
       31,663  PNC Financial Services Group
                  (The), Inc.                         6,522,261
      108,441  Truist Financial Corp.                 6,812,264
      113,033  U.S. Bancorp                           6,577,390
      181,204  Wells Fargo & Co.                      9,748,775
                                                ---------------
                                                     95,107,826
                                                ---------------
               BEVERAGES -- 0.2%
       57,415  Keurig Dr Pepper, Inc.                 2,178,899
                                                ---------------
               BIOTECHNOLOGY -- 2.0%
        9,406  Amgen, Inc.                            2,136,479
       18,118  Biogen, Inc. (a)                       4,094,668
      119,735  Gilead Sciences, Inc.                  8,223,399
       59,221  Incyte Corp. (a)                       4,401,897
       19,797  Vertex Pharmaceuticals, Inc. (a)       4,811,661
                                                ---------------
                                                     23,668,104
                                                ---------------
               BUILDING PRODUCTS -- 0.2%
       39,016  Carrier Global Corp.                   1,860,283
                                                ---------------
               CAPITAL MARKETS -- 2.5%
      149,693  Bank of New York Mellon (The)
                  Corp.                               8,870,807
      324,499  Franklin Resources, Inc.              10,374,233
       43,296  Raymond James Financial, Inc.          4,583,748
       68,266  State Street Corp.                     6,451,137
                                                ---------------
                                                     30,279,925
                                                ---------------
               CHEMICALS -- 5.0%
        6,956  Air Products and Chemicals, Inc.       1,962,427
       64,667  Celanese Corp.                        10,069,298
      183,883  Corteva, Inc.                          8,841,095
      191,604  Dow, Inc.                             11,444,507
      134,537  DuPont de Nemours, Inc.               10,305,534

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CHEMICALS (CONTINUED)
       35,949  Eastman Chemical Co.             $     4,275,415
      117,835  LyondellBasell Industries N.V.,
                  Class A                            11,398,179
       12,270  PPG Industries, Inc.                   1,916,574
                                                ---------------
                                                     60,213,029
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.3%
       68,596  Cisco Systems, Inc.                    3,818,739
                                                ---------------
               CONSUMER FINANCE -- 2.8%
      228,266  Ally Financial, Inc.                  10,892,853
       12,934  American Express Co.                   2,325,792
       74,900  Capital One Financial Corp.           10,990,077
      234,267  Synchrony Financial                    9,977,432
                                                ---------------
                                                     34,186,154
                                                ---------------
               CONTAINERS & PACKAGING -- 0.9%
      231,326  International Paper Co.               11,161,480
                                                ---------------
               DISTRIBUTORS -- 0.7%
      144,830  LKQ Corp.                              7,949,719
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.9%
       36,345  Berkshire Hathaway, Inc.,
                  Class B (a)                        11,376,712
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.7%
      353,420  AT&T, Inc.                             9,012,210
      209,156  Verizon Communications, Inc.          11,133,374
                                                ---------------
                                                     20,145,584
                                                ---------------
               ELECTRIC UTILITIES -- 7.4%
      103,288  Alliant Energy Corp.                   6,182,820
       97,720  American Electric Power Co.,
                  Inc.                                8,833,888
       60,524  Duke Energy Corp.                      6,358,651
       93,025  Edison International                   5,841,040
       77,180  Entergy Corp.                          8,626,409
      126,715  Evergy, Inc.                           8,231,406
       69,789  Eversource Energy                      6,245,418
      150,525  Exelon Corp.                           8,722,924
      104,521  FirstEnergy Corp.                      4,385,701
      716,155  PG&E Corp. (a)                         9,159,622
      144,616  PPL Corp.                              4,292,203
       92,577  Southern (The) Co.                     6,433,176
       93,778  Xcel Energy, Inc.                      6,532,575
                                                ---------------
                                                     89,845,833
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
       14,388  AMETEK, Inc.                           1,967,847
       12,244  Eaton Corp. PLC                        1,939,817
       46,753  Emerson Electric Co.                   4,298,938
                                                ---------------
                                                      8,206,602
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.3%
      233,525  Corning, Inc.                          9,817,391
       39,351  TE Connectivity Ltd.                   5,627,587
                                                ---------------
                                                     15,444,978
                                                ---------------

Page 52                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  -- 0.5%
      145,142  Schlumberger N.V.                $     5,670,698
                                                ---------------
               ENTERTAINMENT -- 1.0%
      130,683  Activision Blizzard, Inc.             10,325,264
       11,906  Take-Two Interactive Software,
                  Inc. (a)                            1,944,726
                                                ---------------
                                                     12,269,990
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 0.9%
      120,447  Healthpeak Properties, Inc.            4,260,210
       41,399  Ventas, Inc.                           2,194,975
       52,978  WP Carey, Inc.                         4,111,093
                                                ---------------
                                                     10,566,278
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.0%
      140,275  Kroger (The) Co.                       6,114,587
      121,722  Walgreens Boots Alliance, Inc.         6,056,887
                                                ---------------
                                                     12,171,474
                                                ---------------
               FOOD PRODUCTS -- 4.9%
      128,633  Archer-Daniels-Midland Co.             9,647,475
      254,588  Conagra Brands, Inc.                   8,849,479
       94,229  General Mills, Inc.                    6,471,648
       10,934  Hershey (The) Co.                      2,154,763
       43,362  Hormel Foods Corp.                     2,058,394
       67,480  Kellogg Co.                            4,251,240
      242,178  Kraft Heinz (The) Co.                  8,669,972
       95,745  Mondelez International, Inc.,
                  Class A                             6,417,787
      124,686  Tyson Foods, Inc., Class A            11,332,711
                                                ---------------
                                                     59,853,469
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.0%
       24,656  Baxter International, Inc.             2,106,609
        8,413  Becton, Dickinson and Co.              2,138,080
      141,949  Hologic, Inc. (a)                      9,970,498
       20,460  Medtronic PLC                          2,117,405
        6,448  Teleflex, Inc.                         2,000,105
       49,980  Zimmer Biomet Holdings, Inc.           6,148,539
                                                ---------------
                                                     24,481,236
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.0%
        9,378  Anthem, Inc.                           4,135,604
       41,100  Cardinal Health, Inc.                  2,119,527
       47,327  Cigna Corp.                           10,906,981
       61,546  CVS Health Corp.                       6,555,265
        9,372  Humana, Inc.                           3,678,510
       62,820  Quest Diagnostics, Inc.                8,481,956
                                                ---------------
                                                     35,877,843
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.3%
       28,858  Darden Restaurants, Inc.               4,036,369
                                                ---------------
               HOUSEHOLD DURABLES -- 2.0%
      100,209  D.R. Horton, Inc.                      8,940,647
       93,558  Lennar Corp., Class A                  8,991,860

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        1,074  NVR, Inc. (a)                    $     5,721,434
                                                ---------------
                                                     23,653,941
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
       20,643  Church & Dwight Co., Inc.              2,119,004
       24,796  Colgate-Palmolive Co.                  2,044,430
       14,812  Kimberly-Clark Corp.                   2,038,872
                                                ---------------
                                                      6,202,306
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
       35,746  3M Co.                                 5,934,551
                                                ---------------
               INSURANCE -- 10.5%
      148,897  Aflac, Inc.                            9,353,709
       92,371  Allstate (The) Corp.                  11,146,409
      191,129  American International Group,
                  Inc.                               11,037,700
      244,493  Arch Capital Group Ltd. (a)           11,324,916
       56,223  Chubb Ltd.                            11,091,673
       95,387  Cincinnati Financial Corp.            11,239,450
      157,410  Hartford Financial Services
                  Group (The), Inc.                  11,313,057
        8,804  Markel Corp. (a)                      10,853,043
      101,599  MetLife, Inc.                          6,813,229
       87,775  Principal Financial Group, Inc.        6,412,841
       61,853  Progressive (The) Corp.                6,720,947
       80,323  Prudential Financial, Inc.             8,961,637
       69,476  Travelers (The) Cos., Inc.            11,545,522
                                                ---------------
                                                    127,814,133
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.8%
      163,426  eBay, Inc.                             9,817,000
                                                ---------------
               IT SERVICES -- 2.4%
       37,145  Akamai Technologies, Inc. (a)          4,254,960
       71,565  Cognizant Technology Solutions
                  Corp., Class A                      6,113,082
       39,825  Fidelity National Information
                  Services, Inc.                      4,775,814
       20,394  Fiserv, Inc. (a)                       2,155,646
        9,453  FleetCor Technologies, Inc. (a)        2,252,272
       46,966  Global Payments, Inc.                  7,039,264
       15,839  International Business Machines
                  Corp.                               2,115,615
                                                ---------------
                                                     28,706,653
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
       14,379  Bio-Rad Laboratories, Inc.,
                  Class A (a)                         8,623,518
                                                ---------------
               MACHINERY -- 3.8%
       10,232  Caterpillar, Inc.                      2,062,362
       39,860  Cummins, Inc.                          8,804,277
       11,653  Dover Corp.                            1,979,961
      113,959  Fortive Corp.                          8,038,668
        8,579  Illinois Tool Works, Inc.              2,006,800
       71,937  PACCAR, Inc.                           6,689,422
       13,662  Parker-Hannifin Corp.                  4,235,356
       46,092  Stanley Black & Decker, Inc.           8,049,968

                        See Notes to Financial Statements                Page 53


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
       47,198  Westinghouse Air Brake
                  Technologies Corp.            $     4,195,902
                                                ---------------
                                                     46,062,716
                                                ---------------
               MEDIA -- 3.2%
      172,740  Comcast Corp., Class A                 8,635,273
      294,514  Fox Corp., Class A                    11,960,213
       86,651  Omnicom Group, Inc.                    6,530,019
      360,097  ViacomCBS, Inc., Class B              12,045,245
                                                ---------------
                                                     39,170,750
                                                ---------------
               METALS & MINING -- 0.7%
      140,183  Newmont Corp.                          8,574,994
                                                ---------------
               MULTILINE RETAIL -- 0.5%
        8,976  Dollar General Corp.                   1,871,317
       30,937  Dollar Tree, Inc. (a)                  4,059,553
                                                ---------------
                                                      5,930,870
                                                ---------------
               MULTI-UTILITIES -- 4.0%
       71,329  Ameren Corp.                           6,329,736
      311,504  CenterPoint Energy, Inc.               8,834,253
       97,599  CMS Energy Corp.                       6,283,424
      101,901  Consolidated Edison, Inc.              8,809,342
       55,334  Dominion Energy, Inc.                  4,463,240
       36,370  DTE Energy Co.                         4,380,039
       32,861  Sempra Energy                          4,540,076
       44,786  WEC Energy Group, Inc.                 4,346,033
                                                ---------------
                                                     47,986,143
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 6.7%
       74,087  Chevron Corp.                          9,729,846
      150,565  ConocoPhillips                        13,343,070
      197,369  Devon Energy Corp.                     9,980,950
      122,346  EOG Resources, Inc.                   13,639,132
       34,581  Exxon Mobil Corp.                      2,626,773
      548,178  Kinder Morgan, Inc.                    9,516,370
      135,864  Marathon Petroleum Corp.               9,748,242
       47,797  Pioneer Natural Resources Co.         10,462,285
       28,177  Valero Energy Corp.                    2,337,846
                                                ---------------
                                                     81,384,514
                                                ---------------
               PHARMACEUTICALS -- 2.0%
       25,410  Johnson & Johnson                      4,377,889
       27,609  Merck & Co., Inc.                      2,249,581
      147,231  Pfizer, Inc.                           7,757,601
      642,575  Viatris, Inc.                          9,619,348
                                                ---------------
                                                     24,004,419
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
       71,414  Leidos Holdings, Inc.                  6,387,982
                                                ---------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 0.3%
       40,060  CBRE Group, Inc., Class A (a)          4,059,680
                                                ---------------
               ROAD & RAIL -- 1.1%
      115,614  CSX Corp.                              3,956,311
       21,266  J.B. Hunt Transport Services,
                  Inc.                                4,094,556

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ROAD & RAIL (CONTINUED)
        7,104  Norfolk Southern Corp.           $     1,932,217
        8,399  Union Pacific Corp.                    2,053,975
       27,337  XPO Logistics, Inc. (a)                1,808,889
                                                ---------------
                                                     13,845,948
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
      211,019  Intel Corp.                           10,301,948
      116,668  Micron Technology, Inc.                9,598,276
                                                ---------------
                                                     19,900,224
                                                ---------------
               SOFTWARE -- 0.7%
       53,025  SS&C Technologies Holdings,
                  Inc.                                4,235,107
       37,516  VMware, Inc., Class A                  4,820,055
                                                ---------------
                                                      9,055,162
                                                ---------------
               SPECIALTY RETAIL -- 1.8%
       85,572  Best Buy Co., Inc.                     8,495,588
       33,380  CarMax, Inc. (a)                       3,710,855
        5,103  Home Depot (The), Inc.                 1,872,699
       18,517  Ross Stores, Inc.                      1,810,037
        8,869  Tractor Supply Co.                     1,936,191
       10,539  Ulta Beauty, Inc. (a)                  3,833,456
                                                ---------------
                                                     21,658,826
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 2.3%
      689,131  Hewlett Packard Enterprise Co.        11,253,509
      230,796  HP, Inc.                               8,477,137
      166,656  Western Digital Corp. (a)              8,622,782
                                                ---------------
                                                     28,353,428
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.3%
       59,373  VF Corp.                               3,871,713
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.2%
        4,086  W.W. Grainger, Inc.                    2,023,019
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 0.5%
       54,738  T-Mobile US, Inc. (a)                  5,921,009
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,209,430,940
               (Cost $1,067,501,809)            ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,583,973  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                   1,583,973
               (Cost $1,583,973)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,211,014,913
               (Cost $1,069,085,782)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   406,580
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,211,421,493
                                                ===============

Page 54                 See Notes to Financial Statements


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $   1,209,430,940   $   1,209,430,940   $          --   $         --
Money Market Funds..............................           1,583,973           1,583,973              --             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $   1,211,014,913   $   1,211,014,913   $          --   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 55


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AIR FREIGHT & LOGISTICS -- 1.2%
       83,496  Expeditors International of
                  Washington, Inc.              $     9,558,622
       17,342  FedEx Corp.                            4,263,704
                                                ---------------
                                                     13,822,326
                                                ---------------
               AUTO COMPONENTS -- 0.5%
       39,716  Aptiv PLC (a)                          5,424,411
                                                ---------------
               AUTOMOBILES -- 0.9%
       10,608  Tesla, Inc. (a)                        9,936,726
                                                ---------------
               BANKS -- 1.5%
       21,719  First Republic Bank                    3,770,201
      205,756  Regions Financial Corp.                4,720,043
       13,229  SVB Financial Group (a)                7,724,413
                                                ---------------
                                                     16,214,657
                                                ---------------
               BEVERAGES -- 0.4%
       36,886  Coca-Cola (The) Co.                    2,250,415
       22,734  Monster Beverage Corp. (a)             1,971,492
                                                ---------------
                                                      4,221,907
                                                ---------------
               BIOTECHNOLOGY -- 2.9%
       82,819  AbbVie, Inc.                          11,337,093
       12,872  Alnylam Pharmaceuticals,
                  Inc. (a)                            1,771,187
       60,790  Horizon Therapeutics PLC (a)           5,673,531
       25,799  Moderna, Inc. (a)                      4,368,545
       14,204  Regeneron Pharmaceuticals,
                  Inc. (a)                            8,644,412
                                                ---------------
                                                     31,794,768
                                                ---------------
               BUILDING PRODUCTS -- 0.7%
      110,326  Johnson Controls International
                  PLC                                 8,017,390
                                                ---------------
               CAPITAL MARKETS -- 7.6%
        4,904  BlackRock, Inc.                        4,035,698
       86,660  Blackstone, Inc.                      11,436,520
      204,255  Carlyle Group (The), Inc.             10,427,218
      106,672  Charles Schwab (The) Corp.             9,355,135
       17,124  Goldman Sachs Group (The),
                  Inc.                                6,073,540
       65,588  Intercontinental Exchange, Inc.        8,307,376
      150,517  KKR & Co., Inc.                       10,710,790
        5,588  Moody's Corp.                          1,916,684
       45,691  Morgan Stanley                         4,685,155
        3,564  MSCI, Inc.                             1,910,732
       31,196  Nasdaq, Inc.                           5,590,635
       18,261  Northern Trust Corp.                   2,129,963
        9,510  S&P Global, Inc.                       3,948,742
       22,812  T. Rowe Price Group, Inc.              3,522,857
                                                ---------------
                                                     84,051,045
                                                ---------------
               CHEMICALS -- 1.4%
       28,024  Albemarle Corp.                        6,186,018
       31,846  Sherwin-Williams (The) Co.             9,124,197
                                                ---------------
                                                     15,310,215
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
       10,126  Cintas Corp.                     $     3,964,633
       29,577  Copart, Inc. (a)                       3,822,827
                                                ---------------
                                                      7,787,460
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.6%
       78,009  Arista Networks, Inc. (a)              9,697,299
       33,016  Motorola Solutions, Inc.               7,657,731
                                                ---------------
                                                     17,355,030
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.7%
       20,370  Martin Marietta Materials, Inc.        7,926,374
                                                ---------------
               CONSUMER FINANCE -- 0.2%
       18,902  Discover Financial Services            2,187,907
                                                ---------------
               CONTAINERS & PACKAGING -- 0.6%
       30,245  Avery Dennison Corp.                   6,212,928
                                                ---------------
               DISTRIBUTORS -- 0.8%
       19,809  Pool Corp.                             9,434,036
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.0%
       12,745  Generac Holdings, Inc. (a)             3,598,933
       25,716  Rockwell Automation, Inc.              7,437,582
                                                ---------------
                                                     11,036,515
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.5%
      128,217  Amphenol Corp., Class A               10,204,791
       43,802  CDW Corp.                              8,280,768
       54,297  Keysight Technologies, Inc. (a)        9,166,420
       51,445  Trimble, Inc. (a)                      3,712,271
       15,073  Zebra Technologies Corp.,
                  Class A (a)                         7,673,966
                                                ---------------
                                                     39,038,216
                                                ---------------
               ENTERTAINMENT -- 0.9%
       74,945  Live Nation Entertainment,
                  Inc. (a)                            8,207,227
        3,629  Netflix, Inc. (a)                      1,550,091
                                                ---------------
                                                      9,757,318
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 9.1%
        9,793  Alexandria Real Estate Equities,
                  Inc.                                1,908,068
        7,462  American Tower Corp.                   1,876,693
       17,758  AvalonBay Communities, Inc.            4,337,036
       36,669  Camden Property Trust                  5,870,340
       10,462  Crown Castle International
                  Corp.                               1,909,420
       37,041  Digital Realty Trust, Inc.             5,527,629
      136,664  Duke Realty Corp.                      7,896,446
       51,166  Equity LifeStyle Properties, Inc.      4,005,786
       24,134  Equity Residential                     2,141,410
        6,196  Essex Property Trust, Inc.             2,060,170
       39,570  Extra Space Storage, Inc.              7,842,378
      144,490  Invitation Homes, Inc.                 6,065,690
       39,099  Mid-America Apartment
                  Communities, Inc.                   8,080,981
       53,282  Prologis, Inc.                         8,355,683

Page 56                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       17,487  Public Storage                   $     6,269,614
       11,532  SBA Communications Corp.               3,752,974
       41,005  Simon Property Group, Inc.             6,035,936
       42,729  Sun Communities, Inc.                  8,074,072
      217,845  Weyerhaeuser Co.                       8,807,474
                                                ---------------
                                                    100,817,800
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.0%
       63,739  Abbott Laboratories                    8,124,173
        6,081  ABIOMED, Inc. (a)                      1,799,185
        6,820  Align Technology, Inc. (a)             3,375,627
        5,212  Cooper (The) Cos., Inc.                2,075,940
       39,144  DENTSPLY SIRONA, Inc.                  2,091,073
        8,353  Dexcom, Inc. (a)                       3,595,799
       50,566  Edwards Lifesciences Corp. (a)         5,521,807
        3,314  IDEXX Laboratories, Inc. (a)           1,681,192
       12,481  Intuitive Surgical, Inc. (a)           3,546,851
        7,454  Masimo Corp. (a)                       1,638,911
                                                ---------------
                                                     33,450,558
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.8%
       43,643  HCA Healthcare, Inc.                  10,476,502
       35,685  Laboratory Corp. of America
                  Holdings (a)                        9,683,482
                                                ---------------
                                                     20,159,984
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.5%
       13,112  Airbnb, Inc., Class A (a)              2,018,855
       70,043  Caesars Entertainment, Inc. (a)        5,333,074
        2,569  Chipotle Mexican Grill, Inc. (a)       3,816,455
       15,897  Domino's Pizza, Inc.                   7,227,571
       24,816  Expedia Group, Inc. (a)                4,548,525
       41,995  Hilton Worldwide Holdings,
                  Inc. (a)                            6,093,894
       16,733  McDonald's Corp.                       4,341,377
      145,972  MGM Resorts International              6,235,924
       38,352  Starbucks Corp.                        3,770,769
       47,174  Yum! Brands, Inc.                      5,904,769
                                                ---------------
                                                     49,291,213
                                                ---------------
               HOUSEHOLD DURABLES -- 0.2%
       16,033  Garmin Ltd.                            1,994,826
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       40,043  Procter & Gamble (The) Co.             6,424,899
                                                ---------------
               INSURANCE -- 1.3%
       21,799  Aon PLC, Class A                       6,026,115
       51,609  Marsh & McLennan Cos., Inc.            7,929,207
                                                ---------------
                                                     13,955,322
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.9%
        3,095  Alphabet, Inc., Class A (a)            8,375,287
        6,493  Meta Platforms, Inc.,
                  Class A (a)                         2,033,997
                                                ---------------
                                                     10,409,284
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
        1,351  Amazon.com, Inc. (a)             $     4,041,476
       20,487  Etsy, Inc. (a)                         3,218,098
                                                ---------------
                                                      7,259,574
                                                ---------------
               IT SERVICES -- 4.5%
       26,569  Automatic Data Processing, Inc.        5,477,731
       13,516  Block, Inc. (a)                        1,652,871
       68,224  Cloudflare, Inc., Class A (a)          6,576,793
       16,778  EPAM Systems, Inc. (a)                 7,988,677
       33,545  Gartner, Inc. (a)                      9,858,540
       12,379  MongoDB, Inc. (a)                      5,014,857
       47,988  Paychex, Inc.                          5,651,067
       19,333  Snowflake, Inc., Class A (a)           5,333,975
        8,605  VeriSign, Inc. (a)                     1,868,834
                                                ---------------
                                                     49,423,345
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 6.5%
       28,100  Agilent Technologies, Inc.             3,914,892
      155,455  Avantor, Inc. (a)                      5,803,135
        4,223  Bio-Techne Corp.                       1,589,580
       11,904  Charles River Laboratories
                  International, Inc. (a)             3,925,463
       27,272  Danaher Corp.                          7,794,065
       39,746  IQVIA Holdings, Inc. (a)               9,733,795
        5,290  Mettler-Toledo International,
                  Inc. (a)                            7,790,477
       55,770  PerkinElmer, Inc.                      9,601,921
       16,811  Thermo Fisher Scientific, Inc.         9,772,234
       12,034  Waters Corp. (a)                       3,852,324
       19,122  West Pharmaceutical Services,
                  Inc.                                7,519,153
                                                ---------------
                                                     71,297,039
                                                ---------------
               MACHINERY -- 2.0%
       19,110  Deere & Co.                            7,193,004
      181,244  Ingersoll Rand, Inc.                  10,187,725
       51,519  Otis Worldwide Corp.                   4,401,268
                                                ---------------
                                                     21,781,997
                                                ---------------
               MEDIA -- 0.2%
        3,350  Charter Communications, Inc.,
                  Class A (a)                         1,987,689
                                                ---------------
               METALS & MINING -- 1.8%
      268,709  Freeport-McMoRan, Inc.                10,001,349
       98,235  Nucor Corp.                            9,961,029
                                                ---------------
                                                     19,962,378
                                                ---------------
               MULTILINE RETAIL -- 0.4%
       19,376  Target Corp.                           4,271,052
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.9%
      110,564  Cheniere Energy, Inc.                 12,372,112
       88,496  Hess Corp.                             8,167,296
      225,977  Occidental Petroleum Corp.             8,512,553
      152,673  ONEOK, Inc.                            9,264,198
      172,250  Williams (The) Cos., Inc.              5,157,165
                                                ---------------
                                                     43,473,324
                                                ---------------

                        See Notes to Financial Statements                Page 57


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PERSONAL PRODUCTS -- 0.5%
       17,692  Estee Lauder (The) Cos., Inc.,
                  Class A                       $     5,516,189
                                                ---------------
               PHARMACEUTICALS -- 1.9%
       35,018  Bristol-Myers Squibb Co.               2,272,318
       35,030  Catalent, Inc. (a)                     3,640,668
       32,481  Eli Lilly & Co.                        7,970,512
       36,759  Zoetis, Inc.                           7,344,081
                                                ---------------
                                                     21,227,579
                                                ---------------
               PROFESSIONAL SERVICES -- 1.0%
       30,634  Equifax, Inc.                          7,344,808
       18,416  TransUnion                             1,899,058
        9,543  Verisk Analytics, Inc.                 1,871,668
                                                ---------------
                                                     11,115,534
                                                ---------------
               ROAD & RAIL -- 0.8%
       31,285  Old Dominion Freight Line, Inc.        9,445,880
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 10.9%
       77,923  Advanced Micro Devices,
                  Inc. (a)                            8,902,703
       71,259  Applied Materials, Inc.                9,846,569
       13,482  Broadcom, Inc.                         7,898,834
       24,522  Enphase Energy, Inc. (a)               3,444,605
       47,274  Entegris, Inc.                         5,665,316
       26,068  KLA Corp.                             10,147,490
       12,470  Lam Research Corp.                     7,356,302
      102,529  Marvell Technology, Inc.               7,320,571
       51,521  Microchip Technology, Inc.             3,991,847
       13,274  Monolithic Power Systems, Inc.         5,348,493
       38,131  NVIDIA Corp.                           9,336,757
       39,388  NXP Semiconductors N.V.                8,091,871
      165,096  ON Semiconductor Corp. (a)             9,740,664
       13,961  Qorvo, Inc. (a)                        1,916,566
       61,324  QUALCOMM, Inc.                        10,778,306
       14,079  Skyworks Solutions, Inc.               2,062,855
       54,863  Teradyne, Inc.                         6,442,562
       11,592  Texas Instruments, Inc.                2,080,648
                                                ---------------
                                                    120,372,959
                                                ---------------
               SOFTWARE -- 9.0%
        5,445  ANSYS, Inc. (a)                        1,851,354
       26,290  Bill.com Holdings, Inc. (a)            4,948,041
       35,156  Cadence Design Systems,
                  Inc. (a)                            5,348,634
       62,960  Datadog, Inc., Class A (a)             9,199,086
       36,185  Dynatrace, Inc. (a)                    1,985,109
       31,204  Fortinet, Inc. (a)                     9,275,077
        6,799  HubSpot, Inc. (a)                      3,323,351
       13,943  Intuit, Inc.                           7,741,572
       19,480  Microsoft Corp.                        6,057,890
       84,053  NortonLifeLock, Inc.                   2,186,219
       51,433  Oracle Corp.                           4,174,302
       16,114  Palo Alto Networks, Inc. (a)           8,337,384
        3,366  ServiceNow, Inc. (a)                   1,971,735
       24,349  Synopsys, Inc. (a)                     7,560,364
       71,487  Trade Desk (The), Inc.,
                  Class A (a)                         4,971,206

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       12,181  Tyler Technologies, Inc. (a)     $     5,771,358
       31,370  Unity Software, Inc. (a)               3,298,556
        7,996  Workday, Inc., Class A (a)             2,023,068
       34,897  Zscaler, Inc. (a)                      8,972,368
                                                ---------------
                                                     98,996,674
                                                ---------------
               SPECIALTY RETAIL -- 4.3%
        5,344  AutoZone, Inc. (a)                    10,615,055
      160,670  Bath & Body Works, Inc.                9,008,767
       22,468  Burlington Stores, Inc. (a)            5,323,343
        9,422  Carvana Co. (a)                        1,526,929
       43,377  Lowe's Cos., Inc.                     10,295,531
       15,877  O'Reilly Automotive, Inc. (a)         10,347,835
                                                ---------------
                                                     47,117,460
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 2.0%
       63,151  Apple, Inc.                           11,037,532
      116,629  Dell Technologies, Inc.,
                  Class C (a)                         6,625,693
       48,763  NetApp, Inc.                           4,218,487
                                                ---------------
                                                     21,881,712
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.5%
       39,305  NIKE, Inc., Class B                    5,819,891
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 0.2%
        6,577  United Rentals, Inc. (a)               2,105,429
                                                ---------------
               WATER UTILITIES -- 0.3%
       23,745  American Water Works Co., Inc.         3,818,196
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                        1,102,907,016
               (Cost $978,537,749)              ---------------

               MONEY MARKET FUNDS -- 0.1%
    1,116,965  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (b)                   1,116,965
               (Cost $1,116,965)                ---------------

               TOTAL INVESTMENTS -- 100.0%        1,104,023,981
               (Cost $979,654,714)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.0)%                (102,832)
                                                ---------------
               NET ASSETS -- 100.0%             $ 1,103,921,149
                                                ===============

(a)   Non-income producing security.

(b)   Rate shown reflects yield as of January 31, 2022.

Page 58                 See Notes to Financial Statements


FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $   1,102,907,016   $   1,102,907,016   $          --   $         --
Money Market Funds..............................           1,116,965           1,116,965              --             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $   1,104,023,981   $   1,104,023,981   $           --  $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 59


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 1.9%
        2,979  BWX Technologies, Inc.           $       132,595
        1,029  Curtiss-Wright Corp.                     136,641
        2,025  General Dynamics Corp.                   429,502
        1,528  Huntington Ingalls Industries,
                  Inc.                                  286,042
        1,980  L3Harris Technologies, Inc.              414,394
        1,188  Lockheed Martin Corp.                    462,286
        1,367  Maxar Technologies, Inc.                  35,556
        1,016  Moog, Inc., Class A                       77,460
        1,091  Northrop Grumman Corp.                   403,561
        1,200  Parsons Corp. (a)                         36,540
        3,360  Raytheon Technologies Corp.              303,038
        3,745  Textron, Inc.                            254,885
          651  Woodward, Inc.                            71,786
                                                ---------------
                                                      3,044,286
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.5%
        7,002  Air Transport Services Group,
                  Inc. (a)                              188,004
        2,186  Atlas Air Worldwide Holdings,
                  Inc. (a)                              175,601
        1,325  C.H. Robinson Worldwide, Inc.            138,661
          977  Hub Group, Inc., Class A (a)              73,979
          657  United Parcel Service, Inc.,
                  Class B                               132,852
                                                ---------------
                                                        709,097
                                                ---------------
               AIRLINES -- 0.2%
        1,369  Alaska Air Group, Inc. (a)                74,939
          216  Allegiant Travel Co. (a)                  38,590
        4,188  SkyWest, Inc. (a)                        159,772
        3,020  Sun Country Airlines Holdings,
                  Inc. (a)                               80,272
                                                ---------------
                                                        353,573
                                                ---------------
               AUTO COMPONENTS -- 0.8%
        6,329  BorgWarner, Inc.                         277,527
        7,212  Dana, Inc.                               156,212
          357  Dorman Products, Inc. (a)                 33,426
        4,093  Gentex Corp.                             128,520
       13,380  Goodyear Tire & Rubber (The)
                  Co. (a)                               277,367
          528  LCI Industries                            65,034
        1,169  Lear Corp.                               195,597
        2,040  Patrick Industries, Inc.                 131,376
                                                ---------------
                                                      1,265,059
                                                ---------------
               AUTOMOBILES -- 1.0%
       13,920  Ford Motor Co.                           282,576
       12,328  General Motors Co. (a)                   650,056
        5,676  Harley-Davidson, Inc.                    196,219
        3,436  Thor Industries, Inc.                    325,011
        2,197  Winnebago Industries, Inc.               141,750
                                                ---------------
                                                      1,595,612
                                                ---------------
               BANKS -- 9.2%
        7,285  Associated Banc-Corp.                    174,112
        4,413  Atlantic Union Bankshares Corp.          179,697
          572  BancFirst Corp.                           42,871

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
        9,491  Bank of America Corp.            $       437,915
        4,598  Bank OZK                                 215,416
        2,862  BankUnited, Inc.                         119,489
        1,996  Banner Corp.                             123,972
        2,028  BOK Financial Corp.                      207,971
        2,817  Cathay General Bancorp                   127,216
       11,969  Citigroup, Inc.                          779,421
       12,238  Citizens Financial Group, Inc.           629,890
        3,701  Columbia Banking System, Inc.            128,684
        2,459  Comerica, Inc.                           228,146
        1,038  Commerce Bancshares, Inc.                 71,529
          566  Cullen/Frost Bankers, Inc.                79,812
        3,843  CVB Financial Corp.                       84,661
        2,076  Eagle Bancorp, Inc.                      124,498
        1,813  East West Bancorp, Inc.                  156,534
        2,001  Eastern Bankshares, Inc.                  42,601
        1,747  Enterprise Financial Services
                  Corp.                                  86,546
        9,984  F.N.B. Corp.                             128,993
        1,878  FB Financial Corp.                        83,609
        9,696  Fifth Third Bancorp                      432,732
        8,788  First BanCorp                            127,865
        6,750  First Financial Bancorp                  170,168
        3,011  First Hawaiian, Inc.                      85,362
       17,469  First Horizon Corp.                      298,895
        2,023  First Interstate BancSystem,
                  Inc., Class A                          74,345
        2,891  First Merchants Corp.                    122,665
        7,124  Fulton Financial Corp.                   127,876
        2,421  Hancock Whitney Corp.                    127,635
        2,393  Heartland Financial USA, Inc.            124,508
        4,683  Hilltop Holdings, Inc.                   154,680
        3,379  Home BancShares, Inc.                     79,609
       11,188  Hope Bancorp, Inc.                       187,399
       27,384  Huntington Bancshares, Inc.              412,403
        1,141  Independent Bank Group, Inc.              86,625
        2,857  International Bancshares Corp.           120,080
        2,667  JPMorgan Chase & Co.                     396,316
       24,999  KeyCorp                                  626,475
        3,765  M&T Bank Corp.                           637,716
        3,144  NBT Bancorp, Inc.                        121,610
        8,552  Northwest Bancshares, Inc.               120,669
        9,083  Old National Bancorp                     166,491
        6,315  PacWest Bancorp                          293,205
          294  Park National Corp.                       39,825
        2,106  PNC Financial Services Group
                  (The), Inc.                           433,815
        3,477  Popular, Inc.                            310,044
        2,959  Prosperity Bancshares, Inc.              216,747
        3,191  Renasant Corp.                           117,365
        2,519  Sandy Spring Bancorp, Inc.               119,174
        1,141  Seacoast Banking Corp. of
                  Florida                                41,647
        4,094  Simmons First National Corp.,
                  Class A                               117,088
        2,671  SouthState Corp.                         225,459
        4,469  Synovus Financial Corp.                  222,377

Page 60                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        2,010  Texas Capital Bancshares,
                  Inc. (a)                      $       126,027
        5,210  TowneBank                                163,490
        7,212  Truist Financial Corp.                   453,058
        3,731  Trustmark Corp.                          121,556
        7,518  U.S. Bancorp                             437,472
        1,344  UMB Financial Corp.                      132,317
        5,897  United Bankshares, Inc.                  208,341
        2,290  United Community Banks, Inc.              81,043
       15,560  Valley National Bancorp                  216,595
        2,554  Webster Financial Corp.                  145,093
       12,052  Wells Fargo & Co.                        648,398
        4,703  WesBanco, Inc.                           166,909
          699  Westamerica BanCorp                       40,598
        1,333  Wintrust Financial Corp.                 130,727
        4,516  Zions Bancorp N.A.                       306,275
                                                ---------------
                                                     14,570,352
                                                ---------------
               BEVERAGES -- 0.1%
        3,819  Keurig Dr Pepper, Inc.                   144,931
        1,539  Molson Coors Beverage Co.,
                  Class B                                73,349
                                                ---------------
                                                        218,280
                                                ---------------
               BIOTECHNOLOGY -- 1.4%
          626  Amgen, Inc.                              142,190
        1,205  Biogen, Inc. (a)                         272,330
        4,732  Emergent BioSolutions, Inc. (a)          221,458
        3,901  Exelixis, Inc. (a)                        70,608
        7,964  Gilead Sciences, Inc.                    546,967
        3,939  Incyte Corp. (a)                         292,786
       14,114  Ironwood Pharmaceuticals,
                  Inc. (a)                              157,371
        8,392  OPKO Health, Inc. (a)                     26,267
        4,836  Sage Therapeutics, Inc. (a)              190,635
        1,317  Vertex Pharmaceuticals, Inc. (a)         320,097
                                                ---------------
                                                      2,240,709
                                                ---------------
               BUILDING PRODUCTS -- 1.1%
          831  A.O. Smith Corp.                          63,505
        3,328  Builders FirstSource, Inc. (a)           226,271
        2,595  Carrier Global Corp.                     123,730
       11,796  Cornerstone Building Brands,
                  Inc. (a)                              173,991
        1,334  Fortune Brands Home &
                  Security, Inc.                        125,623
          605  Gibraltar Industries, Inc. (a)            33,154
        3,122  JELD-WEN Holding, Inc. (a)                73,679
        3,940  Owens Corning                            349,478
        8,219  Resideo Technologies, Inc. (a)           203,667
        1,026  Simpson Manufacturing Co.,
                  Inc.                                  115,722
        3,100  UFP Industries, Inc.                     247,566
                                                ---------------
                                                      1,736,386
                                                ---------------
               CAPITAL MARKETS -- 2.2%
        9,956  Bank of New York Mellon (The)
                  Corp.                                 589,993

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        8,036  Brightsphere Investment Group,
                  Inc.                          $       173,417
          547  Cboe Global Markets, Inc.                 64,836
        3,223  Federated Hermes, Inc.                   106,713
       21,582  Franklin Resources, Inc.                 689,976
       13,324  Golub Capital BDC, Inc. (b)              208,920
        9,190  Jefferies Financial Group, Inc.          336,722
        4,904  Lazard Ltd., Class A                     214,011
        2,880  Raymond James Financial, Inc.            304,906
        3,511  SEI Investments Co.                      205,780
        4,541  State Street Corp.                       429,124
        3,038  Stifel Financial Corp.                   227,546
                                                ---------------
                                                      3,551,944
                                                ---------------
               CHEMICALS -- 4.2%
          463  Air Products and Chemicals, Inc.         130,622
        1,325  Ashland Global Holdings, Inc.            127,253
        2,549  Avient Corp.                             126,864
        2,153  Axalta Coating Systems Ltd. (a)           63,750
        2,155  Cabot Corp.                              118,503
        4,301  Celanese Corp.                           669,709
        4,250  Chemours (The) Co.                       139,018
       12,230  Corteva, Inc.                            588,018
       12,743  Dow, Inc.                                761,139
        8,948  DuPont de Nemours, Inc.                  685,417
        2,391  Eastman Chemical Co.                     284,362
          649  FMC Corp.                                 71,630
          498  H.B. Fuller Co.                           35,741
       10,223  Huntsman Corp.                           366,290
          563  Ingevity Corp. (a)                        37,107
          911  Innospec, Inc.                            84,687
        5,482  Kronos Worldwide, Inc.                    78,667
        7,837  LyondellBasell Industries N.V.,
                  Class A                               758,073
        2,250  Minerals Technologies, Inc.              157,433
        9,075  Mosaic (The) Co.                         362,546
          240  NewMarket Corp.                           81,137
          816  PPG Industries, Inc.                     127,459
          886  Scotts Miracle-Gro (The) Co.             133,963
          974  Stepan Co.                               107,296
        3,921  Trinseo PLC                              209,930
        3,671  Westlake Chemical Corp.                  362,144
                                                ---------------
                                                      6,668,758
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
        2,014  ABM Industries, Inc.                      83,964
       16,960  ADT, Inc.                                128,726
        1,527  Brady Corp., Class A                      79,282
       11,689  BrightView Holdings, Inc. (a)            155,113
        1,430  Clean Harbors, Inc. (a)                  132,346
        3,771  Deluxe Corp.                             113,507
        4,924  Harsco Corp. (a)                          77,307
        4,625  Healthcare Services Group, Inc.           84,129
        1,957  HNI Corp.                                 82,077
        7,753  KAR Auction Services, Inc. (a)           110,248
          391  UniFirst Corp.                            74,325
                                                ---------------
                                                      1,121,024
                                                ---------------

                        See Notes to Financial Statements                Page 61


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT
                  -- 0.5%
        1,853  Ciena Corp. (a)                  $       122,872
        4,562  Cisco Systems, Inc.                      253,967
        2,023  Lumentum Holdings, Inc. (a)              205,294
        2,487  NetScout Systems, Inc. (a)                78,465
        2,719  Viasat, Inc. (a)                         119,690
                                                ---------------
                                                        780,288
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.5%
        2,298  Arcosa, Inc.                             107,225
          408  Comfort Systems USA, Inc.                 36,630
        1,120  EMCOR Group, Inc.                        133,515
        1,043  Granite Construction, Inc.                37,527
        2,318  MasTec, Inc. (a)                         199,649
        8,579  Primoris Services Corp.                  220,652
          622  Quanta Services, Inc.                     63,892
                                                ---------------
                                                        799,090
                                                ---------------
               CONSUMER FINANCE -- 2.2%
       15,182  Ally Financial, Inc.                     724,485
          860  American Express Co.                     154,645
        4,982  Capital One Financial Corp.              731,009
          311  Credit Acceptance Corp. (a)              167,803
        3,312  Encore Capital Group, Inc. (a)           213,624
          540  FirstCash Holdings, Inc.                  37,638
        1,685  Nelnet, Inc., Class A                    149,173
        7,126  OneMain Holdings, Inc.                   368,129
        2,412  PRA Group, Inc. (a)                      112,158
        3,648  PROG Holdings, Inc. (a)                  145,227
       15,581  Synchrony Financial                      663,595
                                                ---------------
                                                      3,467,486
                                                ---------------
               CONTAINERS & PACKAGING -- 1.5%
          582  AptarGroup, Inc.                          68,269
        2,900  Berry Global Group, Inc. (a)             195,518
        7,314  Graphic Packaging Holding Co.            138,308
        3,408  Greif, Inc., Class A                     201,617
       15,385  International Paper Co.                  742,326
        3,356  O-I Glass, Inc. (a)                       44,668
        1,571  Packaging Corp. of America               236,640
       12,979  Pactiv Evergreen, Inc.                   142,120
        4,994  Silgan Holdings, Inc.                    223,631
        8,038  Westrock Co.                             371,034
                                                ---------------
                                                      2,364,131
                                                ---------------
               DISTRIBUTORS -- 0.3%
        9,632  LKQ Corp.                                528,700
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
        2,784  Adtalem Global Education,
                  Inc. (a)                               81,905
          327  Graham Holdings Co., Class B             194,604
        3,328  Grand Canyon Education,
                  Inc. (a)                              278,487
        1,005  Service Corp. International               62,029
        2,845  Strategic Education, Inc.                169,733
                                                ---------------
                                                        786,758
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
        2,417  Berkshire Hathaway, Inc.,
                  Class B (a)                   $       756,569
        5,853  Cannae Holdings, Inc. (a)                174,829
        5,377  Voya Financial, Inc.                     365,421
                                                ---------------
                                                      1,296,819
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       23,505  AT&T, Inc.                               599,377
       12,091  Frontier Communications
                  Parent, Inc. (a)                      322,346
       14,436  Liberty Latin America Ltd.,
                  Class C (a)                           156,053
       22,730  Lumen Technologies, Inc.                 280,943
       13,911  Verizon Communications, Inc.             740,483
                                                ---------------
                                                      2,099,202
                                                ---------------
               ELECTRIC UTILITIES -- 4.8%
        1,825  ALLETE, Inc.                             116,490
        6,869  Alliant Energy Corp.                     411,178
        6,499  American Electric Power Co.,
                  Inc.                                  587,510
        4,025  Duke Energy Corp.                        422,866
        6,187  Edison International                     388,482
        5,133  Entergy Corp.                            573,715
        8,428  Evergy, Inc.                             547,483
        4,641  Eversource Energy                        415,323
       10,011  Exelon Corp.                             580,137
        6,952  FirstEnergy Corp.                        291,706
        3,437  Hawaiian Electric Industries,
                  Inc.                                  146,073
        1,259  IDACORP, Inc.                            138,767
          491  MGE Energy, Inc.                          38,018
        8,277  NRG Energy, Inc.                         330,501
        5,574  OGE Energy Corp.                         211,366
          565  Otter Tail Corp.                          35,821
       47,630  PG&E Corp. (a)                           609,188
        4,041  Pinnacle West Capital Corp.              281,294
        5,390  Portland General Electric Co.            283,191
        9,618  PPL Corp.                                285,462
        6,157  Southern (The) Co.                       427,850
        6,237  Xcel Energy, Inc.                        434,469
                                                ---------------
                                                      7,556,890
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.7%
          674  Acuity Brands, Inc.                      129,091
          957  AMETEK, Inc.                             130,889
          814  Eaton Corp. PLC                          128,962
        3,110  Emerson Electric Co.                     285,964
        1,150  Encore Wire Corp.                        129,594
        1,804  EnerSys                                  135,174
       10,237  GrafTech International Ltd.              107,284
                                                ---------------
                                                      1,046,958
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.9%
        2,124  Arrow Electronics, Inc. (a)              263,376
        4,990  Avnet, Inc.                              201,396
          614  Belden, Inc.                              34,353

Page 62                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS (CONTINUED)
       15,531  Corning, Inc.                    $       652,923
          379  Insight Enterprises, Inc. (a)             35,683
          414  IPG Photonics Corp. (a)                   63,951
        2,027  Jabil, Inc.                              124,640
        5,186  Knowles Corp. (a)                        109,995
          453  Littelfuse, Inc.                         122,297
        2,463  Methode Electronics, Inc.                108,446
          883  OSI Systems, Inc. (a)                     73,236
          858  Plexus Corp. (a)                          66,512
        4,962  Sanmina Corp. (a)                        187,663
        2,617  TE Connectivity Ltd.                     374,257
       11,045  TTM Technologies, Inc. (a)               148,666
        9,406  Vishay Intertechnology, Inc.             194,798
        6,962  Vontier Corp.                            195,702
                                                ---------------
                                                      2,957,894
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.5%
        3,529  ChampionX Corp. (a)                       79,050
        1,703  Helmerich & Payne, Inc.                   48,876
        9,738  Patterson-UTI Energy, Inc.                96,990
        9,653  Schlumberger N.V.                        377,143
       59,628  Transocean Ltd. (a)                      187,828
                                                ---------------
                                                        789,887
                                                ---------------
               ENTERTAINMENT -- 0.5%
        8,691  Activision Blizzard, Inc.                686,676
          792  Take-Two Interactive Software,
                  Inc. (a)                              129,365
                                                ---------------
                                                        816,041
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 2.7%
        6,132  Brandywine Realty Trust                   78,858
        1,626  Broadstone Net Lease, Inc.                37,577
        2,942  Corporate Office Properties
                  Trust                                  74,315
        3,541  Cousins Properties, Inc.                 136,541
          850  EPR Properties                            37,375
        1,559  Equity Commonwealth (a)                   40,596
        7,925  Global Net Lease, Inc.                   113,645
        8,011  Healthpeak Properties, Inc.              283,349
        1,599  Highwoods Properties, Inc.                68,949
        3,330  Hudson Pacific Properties, Inc.           78,688
        4,834  Industrial Logistics Properties
                  Trust                                 110,844
        5,365  Kilroy Realty Corp.                      343,360
       11,573  Kimco Realty Corp.                       280,761
        3,547  LTC Properties, Inc.                     127,940
        7,753  LXP Industrial Trust                     115,442
        6,036  Medical Properties Trust, Inc.           137,379
        2,107  National Health Investors, Inc.          121,848
        2,967  National Retail Properties, Inc.         131,675
        9,640  Omega Healthcare Investors,
                  Inc.                                  303,467
       14,521  Paramount Group, Inc.                    126,187
        2,144  Physicians Realty Trust                   39,149

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        6,589  Piedmont Office Realty Trust,
                  Inc., Class A                 $       117,021
        2,733  PotlatchDeltic Corp.                     147,008
          946  Regency Centers Corp.                     67,876
        2,981  Sabra Health Care REIT, Inc.              40,571
        4,933  SL Green Realty Corp.                    357,741
        2,960  Spirit Realty Capital, Inc.              140,482
        2,073  STORE Capital Corp.                       65,735
        2,753  Ventas, Inc.                             145,964
        3,183  Washington Real Estate
                  Investment Trust                       78,365
        3,524  WP Carey, Inc.                           273,462
                                                ---------------
                                                      4,222,170
                                                ---------------
               FOOD & STAPLES RETAILING -- 0.9%
        2,362  Albertsons Cos., Inc., Class A            66,490
        1,065  BJ's Wholesale Club Holdings,
                  Inc. (a)                               65,466
          723  Casey's General Stores, Inc.             135,787
        9,330  Kroger (The) Co.                         406,695
        1,125  PriceSmart, Inc.                          80,336
        5,545  Sprouts Farmers Market, Inc. (a)         150,491
        3,353  United Natural Foods, Inc. (a)           130,029
        8,096  Walgreens Boots Alliance, Inc.           402,857
                                                ---------------
                                                      1,438,151
                                                ---------------
               FOOD PRODUCTS -- 3.7%
        8,555  Archer-Daniels-Midland Co.               641,625
        1,314  B&G Foods, Inc.                           40,865
        3,819  Bunge Ltd.                               377,546
        4,923  Campbell Soup Co.                        217,203
       16,932  Conagra Brands, Inc.                     588,556
        2,596  Flowers Foods, Inc.                       73,025
        7,454  Fresh Del Monte Produce, Inc.            207,445
        6,267  General Mills, Inc.                      430,418
          728  Hershey (The) Co.                        143,467
        2,884  Hormel Foods Corp.                       136,903
        4,030  Hostess Brands, Inc. (a)                  82,696
          738  Ingredion, Inc.                           69,889
        1,575  J.M. Smucker (The) Co.                   221,414
        4,488  Kellogg Co.                              282,744
       16,107  Kraft Heinz (The) Co.                    576,631
          431  Lancaster Colony Corp.                    68,430
        6,368  Mondelez International, Inc.,
                  Class A                               426,847
          633  Post Holdings, Inc. (a)                   66,984
           91  Seaboard Corp.                           347,619
        2,988  TreeHouse Foods, Inc. (a)                115,725
        8,293  Tyson Foods, Inc., Class A               753,751
                                                ---------------
                                                      5,869,783
                                                ---------------
               GAS UTILITIES -- 0.9%
        2,042  Atmos Energy Corp.                       218,943
        3,346  National Fuel Gas Co.                    203,203
        3,374  Northwest Natural Holding Co.            159,725
        1,060  ONE Gas, Inc.                             82,563
        6,301  South Jersey Industries, Inc.            157,651
        2,349  Southwest Gas Holdings, Inc.             160,155

                        See Notes to Financial Statements                Page 63


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               GAS UTILITIES (CONTINUED)
        2,523  Spire, Inc.                      $       166,316
        7,767  UGI Corp.                                352,234
                                                ---------------
                                                      1,500,790
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 1.2%
        1,640  Baxter International, Inc.               140,122
          560  Becton, Dickinson and Co.                142,318
        4,748  Envista Holdings Corp. (a)               205,304
        9,441  Hologic, Inc. (a)                        663,136
          301  ICU Medical, Inc. (a)                     64,221
          472  Integer Holdings Corp. (a)                37,010
        1,361  Medtronic PLC                            140,850
          428  Teleflex, Inc.                           132,761
        3,324  Zimmer Biomet Holdings, Inc.             408,918
                                                ---------------
                                                      1,934,640
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.3%
          441  Amedisys, Inc. (a)                        59,579
          624  Anthem, Inc.                             275,178
        2,734  Cardinal Health, Inc.                    140,992
          135  Chemed Corp.                              63,303
        3,148  Cigna Corp.                              725,488
        4,093  CVS Health Corp.                         435,945
        2,186  Encompass Health Corp.                   135,619
        1,840  Henry Schein, Inc. (a)                   138,552
          623  Humana, Inc.                             244,528
          520  LHC Group, Inc. (a)                       64,532
        2,804  Patterson Cos., Inc.                      80,447
        8,661  Premier, Inc., Class A                   331,023
        4,178  Quest Diagnostics, Inc.                  564,114
        2,750  Universal Health Services, Inc.,
                  Class B                               357,665
                                                ---------------
                                                      3,616,965
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.1%
       32,197  Multiplan Corp. (a)                      129,754
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.2%
        2,249  Brinker International, Inc. (a)           74,689
          314  Cracker Barrel Old Country
                  Store, Inc.                            37,410
        1,919  Darden Restaurants, Inc.                 268,411
                                                ---------------
                                                        380,510
                                                ---------------
               HOUSEHOLD DURABLES -- 3.2%
          127  Cavco Industries, Inc. (a)                34,219
        2,515  Century Communities, Inc.                165,613
        6,665  D.R. Horton, Inc.                        594,651
          292  Helen of Troy Ltd. (a)                    61,124
        1,249  iRobot Corp. (a)                          81,834
        4,599  KB Home                                  194,308
        4,533  La-Z-Boy, Inc.                           166,406
        5,198  Leggett & Platt, Inc.                    207,140
        6,222  Lennar Corp., Class A                    597,996
        2,308  LGI Homes, Inc. (a)                      287,369
        3,685  M.D.C. Holdings, Inc.                    186,793

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HOUSEHOLD DURABLES (CONTINUED)
        3,308  M/I Homes, Inc. (a)              $       175,291
        1,685  Meritage Homes Corp. (a)                 171,921
        1,957  Mohawk Industries, Inc. (a)              308,952
        9,796  Newell Brands, Inc.                      227,365
           71  NVR, Inc. (a)                            378,233
        6,238  PulteGroup, Inc.                         328,680
        5,884  Taylor Morrison Home Corp. (a)           180,580
        3,941  Toll Brothers, Inc.                      232,401
          259  TopBuild Corp. (a)                        60,256
        7,376  Tri Pointe Homes, Inc. (a)               175,623
        1,216  Whirlpool Corp.                          255,591
                                                ---------------
                                                      5,072,346
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.5%
        2,531  Central Garden & Pet Co.,
                  Class A (a)                           109,668
        1,373  Church & Dwight Co., Inc.                140,939
        1,649  Colgate-Palmolive Co.                    135,960
        1,007  Energizer Holdings, Inc.                  37,873
          985  Kimberly-Clark Corp.                     135,585
        4,542  Reynolds Consumer Products,
                  Inc.                                  137,486
          397  Spectrum Brands Holdings, Inc.            35,484
                                                ---------------
                                                        732,995
                                                ---------------
               INDUSTRIAL CONGLOMERATES -- 0.3%
        2,377  3M Co.                                   394,630
                                                ---------------
               INSURANCE -- 9.8%
        9,903  Aflac, Inc.                              622,106
          427  Alleghany Corp. (a)                      283,528
        6,144  Allstate (The) Corp.                     741,396
        4,229  American Equity Investment
                  Life Holding Co.                      173,981
        2,077  American Financial Group, Inc.           270,592
       12,712  American International Group,
                  Inc.                                  734,118
       16,261  Arch Capital Group Ltd. (a)              753,210
        1,416  Argo Group International
                  Holdings Ltd.                          80,400
          915  Assurant, Inc.                           139,547
        3,278  Assured Guaranty Ltd.                    174,685
        5,237  Axis Capital Holdings Ltd.               298,404
          779  Brighthouse Financial, Inc. (a)           42,417
        3,739  Chubb Ltd.                               737,630
        6,344  Cincinnati Financial Corp.               747,514
        6,472  CNA Financial Corp.                      297,129
        8,629  CNO Financial Group, Inc.                215,207
        1,440  Enstar Group Ltd. (a)                    381,715
          370  Erie Indemnity Co., Class A               68,117
        1,041  Everest Re Group Ltd.                    295,019
        6,834  Fidelity National Financial,
                  Inc.                                  344,092
        4,558  First American Financial Corp.           339,617
       50,795  Genworth Financial, Inc.,
                  Class A (a)                           198,100
        2,283  Globe Life, Inc.                         233,551
        1,632  Hanover Insurance Group (The),
                  Inc.                                  225,151
       10,469  Hartford Financial Services
                  Group (The), Inc.                     752,407

Page 64                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        4,253  Horace Mann Educators Corp.      $       161,657
        1,213  Kemper Corp.                              72,756
        4,179  Lincoln National Corp.                   292,446
        4,939  Loews Corp.                              294,661
          586  Markel Corp. (a)                         722,386
        3,877  Mercury General Corp.                    211,917
        6,757  MetLife, Inc.                            453,124
       14,507  Old Republic International Corp.         371,814
          465  Primerica, Inc.                           71,768
        5,838  Principal Financial Group, Inc.          426,524
        4,114  Progressive (The) Corp.                  447,027
        5,342  Prudential Financial, Inc.               596,007
        1,954  Reinsurance Group of America,
                  Inc.                                  224,378
        3,481  Selective Insurance Group, Inc.          274,651
       25,304  SiriusPoint Ltd. (a)                     214,325
        2,580  Stewart Information Services
                  Corp.                                 184,289
        4,621  Travelers (The) Cos., Inc.               767,918
       11,610  Unum Group                               294,662
        1,731  W.R. Berkley Corp.                       146,269
          162  White Mountains Insurance
                  Group Ltd.                            168,636
                                                ---------------
                                                     15,546,848
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.2%
        2,728  IAC/InterActiveCorp. (a)                 372,481
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
       10,869  eBay, Inc.                               652,901
          684  Overstock.com, Inc. (a)                   32,791
       46,918  Qurate Retail, Inc., Series A            329,833
                                                ---------------
                                                      1,015,525
                                                ---------------
               IT SERVICES -- 2.1%
        2,470  Akamai Technologies, Inc. (a)            282,939
        5,356  Alliance Data Systems Corp.              369,778
        4,760  Cognizant Technology Solutions
                  Corp., Class A                        406,599
          701  CSG Systems International, Inc.           39,796
        8,862  DXC Technology Co. (a)                   266,569
        2,649  Fidelity National Information
                  Services, Inc.                        317,668
        1,356  Fiserv, Inc. (a)                         143,329
          629  FleetCor Technologies, Inc. (a)          149,866
        1,344  Genpact Ltd.                              66,864
        3,124  Global Payments, Inc.                    468,225
        1,053  International Business Machines
                  Corp.                                 140,649
        2,685  Maximus, Inc.                            207,604
       14,497  SolarWinds Corp.                         197,159
       11,992  Western Union (The) Co.                  226,769
                                                ---------------
                                                      3,283,814
                                                ---------------
               LEISURE PRODUCTS -- 0.3%
          701  Hasbro, Inc.                              64,828
        1,762  Malibu Boats, Inc., Class A (a)          115,693

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LEISURE PRODUCTS (CONTINUED)
        2,595  Polaris, Inc.                    $       292,171
                                                ---------------
                                                        472,692
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.4%
          957  Bio-Rad Laboratories, Inc.,
                  Class A (a)                           573,942
                                                ---------------
               MACHINERY -- 3.9%
        2,459  AGCO Corp.                               288,195
          559  Alamo Group, Inc.                         78,735
          456  Albany International Corp.,
                  Class A                                38,172
        5,886  Allison Transmission Holdings,
                  Inc.                                  223,609
        1,596  Altra Industrial Motion Corp.             77,055
        1,766  Barnes Group, Inc.                        79,770
          681  Caterpillar, Inc.                        137,262
        1,551  Colfax Corp. (a)                          63,777
        2,103  Crane Co.                                217,682
        2,651  Cummins, Inc.                            585,553
        1,203  Donaldson Co., Inc.                       66,959
          775  Dover Corp.                              131,680
          367  EnPro Industries, Inc.                    38,542
          449  ESCO Technologies, Inc.                   35,821
          931  Federal Signal Corp.                      36,328
        2,331  Flowserve Corp.                           76,037
        7,579  Fortive Corp.                            534,623
          427  Franklin Electric Co., Inc.               37,064
       17,930  Gates Industrial Corp. PLC (a)           277,377
        1,583  Hillenbrand, Inc.                         73,578
          570  Illinois Tool Works, Inc.                133,334
        2,292  Kennametal, Inc.                          79,234
          511  Lincoln Electric Holdings, Inc.           65,326
        6,641  Meritor, Inc. (a)                        153,075
        2,772  Mueller Industries, Inc.                 143,202
          279  Nordson Corp.                             64,879
        1,898  Oshkosh Corp.                            216,011
        4,784  PACCAR, Inc.                             444,864
          909  Parker-Hannifin Corp.                    281,799
          786  Proto Labs, Inc. (a)                      39,441
        1,324  Snap-on, Inc.                            275,723
          676  SPX Corp. (a)                             35,274
        3,066  Stanley Black & Decker, Inc.             535,477
          498  Tennant Co.                               38,431
        4,117  Timken (The) Co.                         275,016
        3,139  Westinghouse Air Brake
                  Technologies Corp.                    279,057
                                                ---------------
                                                      6,157,962
                                                ---------------
               MEDIA -- 2.8%
        5,033  Advantage Solutions, Inc. (a)             36,640
        5,973  AMC Networks, Inc.,
                  Class A (a)                           254,629
       11,489  Comcast Corp., Class A                   574,335
       15,148  Discovery, Inc., Class A (a) (b)         422,781
       10,992  DISH Network Corp.,
                  Class A (a)                           345,149
       19,588  Fox Corp., Class A                       795,469
       10,204  Gray Television, Inc.                    212,753

                        See Notes to Financial Statements                Page 65


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
        1,437  John Wiley & Sons, Inc.,
                  Class A                       $        72,928
       12,786  News Corp., Class A                      284,360
        5,763  Omnicom Group, Inc.                      434,300
       11,084  TEGNA, Inc.                              214,586
       23,949  ViacomCBS, Inc., Class B                 801,094
                                                ---------------
                                                      4,449,024
                                                ---------------
               METALS & MINING -- 1.2%
        1,383  Carpenter Technology Corp.                39,720
        8,009  Coeur Mining, Inc. (a)                    37,562
        4,535  Commercial Metals Co.                    151,650
        9,323  Newmont Corp.                            570,288
        2,198  Reliance Steel & Aluminum Co.            336,030
        5,745  Steel Dynamics, Inc.                     318,962
       14,976  United States Steel Corp.                310,303
        3,764  Worthington Industries, Inc.             203,934
                                                ---------------
                                                      1,968,449
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.3%
       45,598  Annaly Capital Management,
                  Inc.                                  360,224
       15,632  Apollo Commercial Real Estate
                  Finance, Inc.                         213,377
        6,987  Blackstone Mortgage Trust, Inc.,
                  Class A                               219,531
       13,642  Chimera Investment Corp.                 197,809
       45,114  MFA Financial, Inc.                      208,878
       26,635  New Residential Investment
                  Corp.                                 283,663
       55,300  New York Mortgage Trust, Inc.            207,375
        6,988  PennyMac Mortgage Investment
                  Trust                                 124,526
       35,653  Two Harbors Investment Corp.             205,005
                                                ---------------
                                                      2,020,388
                                                ---------------
               MULTILINE RETAIL -- 0.9%
        4,566  Big Lots, Inc.                           191,361
          597  Dollar General Corp.                     124,463
        2,057  Dollar Tree, Inc. (a)                    269,919
        7,220  Kohl's Corp.                             431,106
       10,896  Macy's, Inc.                             278,938
        4,180  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              200,389
                                                ---------------
                                                      1,496,176
                                                ---------------
               MULTI-UTILITIES -- 2.6%
        4,744  Ameren Corp.                             420,982
        3,873  Avista Corp.                             172,194
        3,032  Black Hills Corp.                        205,388
       20,718  CenterPoint Energy, Inc.                 587,562
        6,491  CMS Energy Corp.                         417,891
        6,777  Consolidated Edison, Inc.                585,872
        3,680  Dominion Energy, Inc.                    296,829
        2,419  DTE Energy Co.                           291,320
        9,250  MDU Resources Group, Inc.                271,672
        5,166  NiSource, Inc.                           150,744
        2,879  NorthWestern Corp.                       167,327

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MULTI-UTILITIES (CONTINUED)
        2,186  Sempra Energy                    $       302,018
        2,978  WEC Energy Group, Inc.                   288,985
                                                ---------------
                                                      4,158,784
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.8%
        3,853  California Resources Corp.               164,215
        4,927  Chevron Corp.                            647,063
       10,014  ConocoPhillips                           887,441
        6,373  Continental Resources, Inc.              331,014
       13,127  Devon Energy Corp.                       663,832
        8,137  EOG Resources, Inc.                      907,113
       15,916  Equitrans Midstream Corp.                129,079
        2,300  Exxon Mobil Corp.                        174,708
       10,878  HollyFrontier Corp.                      382,470
       36,459  Kinder Morgan, Inc.                      632,928
       17,373  Marathon Oil Corp.                       338,252
        9,036  Marathon Petroleum Corp.                 648,333
        4,638  Murphy Oil Corp.                         146,561
        1,633  Oasis Petroleum, Inc.                    221,157
        3,179  Pioneer Natural Resources Co.            695,851
        4,847  Renewable Energy Group,
                  Inc. (a)                              195,140
        1,874  Valero Energy Corp.                      155,486
        2,544  Whiting Petroleum Corp. (a)              188,892
        4,575  World Fuel Services Corp.                129,061
                                                ---------------
                                                      7,638,596
                                                ---------------
               PERSONAL PRODUCTS -- 0.2%
        2,649  Edgewell Personal Care Co.               121,324
        3,243  Nu Skin Enterprises, Inc.,
                  Class A                               156,280
          813  USANA Health Sciences,
                  Inc. (a)                               77,707
                                                ---------------
                                                        355,311
                                                ---------------
               PHARMACEUTICALS -- 1.2%
        1,690  Johnson & Johnson                        291,170
        1,837  Merck & Co., Inc.                        149,679
        9,368  Organon & Co.                            298,933
        9,792  Pfizer, Inc.                             515,940
        1,357  Prestige Consumer Healthcare,
                  Inc. (a)                               76,603
       42,737  Viatris, Inc.                            639,773
                                                ---------------
                                                      1,972,098
                                                ---------------
               PROFESSIONAL SERVICES -- 1.1%
        1,734  ASGN, Inc. (a)                           199,185
          841  Booz Allen Hamilton Holding
                  Corp.                                  64,530
        1,060  CACI International, Inc.,
                  Class A (a)                           262,308
        1,032  CBIZ, Inc. (a)                            39,866
          930  FTI Consulting, Inc. (a)                 135,603
          394  ICF International, Inc.                   37,190
        4,750  Leidos Holdings, Inc.                    424,887
        1,465  ManpowerGroup, Inc.                      153,634
        1,661  ManTech International Corp.,
                  Class A                               119,991
          639  Robert Half International, Inc.           72,373

Page 66                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PROFESSIONAL SERVICES (CONTINUED)
        1,706  Science Applications
                  International Corp.           $       139,943
          749  TriNet Group, Inc. (a)                    63,815
                                                ---------------
                                                      1,713,325
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
        2,664  CBRE Group, Inc., Class A (a)            269,970
          794  Jones Lang LaSalle, Inc. (a)             199,127
        1,599  Marcus & Millichap, Inc. (a)              74,849
       12,238  Realogy Holdings Corp. (a)               201,927
                                                ---------------
                                                        745,873
                                                ---------------
               ROAD & RAIL -- 1.2%
          687  ArcBest Corp.                             60,758
        7,689  CSX Corp.                                263,118
        1,414  J.B. Hunt Transport Services,
                  Inc.                                  272,252
        5,851  Knight-Swift Transportation
                  Holdings, Inc.                        331,050
          797  Landstar System, Inc.                    127,520
          473  Norfolk Southern Corp.                   128,651
        1,997  Ryder System, Inc.                       146,160
        6,116  Schneider National, Inc.,
                  Class B                               156,570
          559  Union Pacific Corp.                      136,703
        3,453  Werner Enterprises, Inc.                 153,969
        1,818  XPO Logistics, Inc. (a)                  120,297
                                                ---------------
                                                      1,897,048
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 0.8%
       14,035  Intel Corp.                              685,189
        7,760  Micron Technology, Inc.                  638,415
                                                ---------------
                                                      1,323,604
                                                ---------------
               SOFTWARE -- 0.5%
        3,417  CDK Global, Inc.                         146,829
        3,527  SS&C Technologies Holdings,
                  Inc.                                  281,701
        2,495  VMware, Inc., Class A                    320,558
                                                ---------------
                                                        749,088
                                                ---------------
               SPECIALTY RETAIL -- 2.7%
          297  Advance Auto Parts, Inc.                  68,758
          953  Asbury Automotive Group,
                  Inc. (a)                              153,404
        3,052  AutoNation, Inc. (a)                     332,668
        5,691  Best Buy Co., Inc.                       565,003
        2,037  Camping World Holdings, Inc.,
                  Class A                                67,628
        2,220  CarMax, Inc. (a)                         246,797
        8,173  Foot Locker, Inc.                        365,170
       12,122  Gap (The), Inc.                          219,045
        1,054  Group 1 Automotive, Inc.                 178,980
          339  Home Depot (The), Inc.                   124,406
        1,201  Lithia Motors, Inc.                      350,848
          693  Monro, Inc.                               34,463
          413  Murphy USA, Inc.                          81,221

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL (CONTINUED)
        4,190  ODP (The) Corp. (a)              $       185,324
        2,661  Penske Automotive Group, Inc.            270,437
        1,232  Ross Stores, Inc.                        120,428
        6,560  Sally Beauty Holdings, Inc. (a)          112,635
        4,160  Sonic Automotive, Inc., Class A          212,202
          590  Tractor Supply Co.                       128,803
          701  Ulta Beauty, Inc. (a)                    254,982
        7,007  Urban Outfitters, Inc. (a)               201,241
                                                ---------------
                                                      4,274,443
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.4%
       45,833  Hewlett Packard Enterprise Co.           748,453
       15,350  HP, Inc.                                 563,806
        1,872  Super Micro Computer, Inc. (a)            75,853
       11,084  Western Digital Corp. (a)                573,486
       12,600  Xerox Holdings Corp.                     265,986
                                                ---------------
                                                      2,227,584
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 0.7%
        2,114  Carter's, Inc.                           196,855
        1,464  Columbia Sportswear Co.                  135,962
        2,675  PVH Corp.                                254,152
        1,200  Ralph Lauren Corp.                       133,008
        4,930  Skechers U.S.A., Inc.,
                  Class A (a)                           207,060
        3,949  VF Corp.                                 257,514
                                                ---------------
                                                      1,184,551
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.6%
        3,563  Capitol Federal Financial, Inc.           39,656
        7,832  Essent Group Ltd.                        357,452
       24,728  MGIC Investment Corp.                    375,371
        4,944  Mr. Cooper Group, Inc. (a)               198,502
       23,363  New York Community Bancorp,
                   Inc.                                 272,413
        9,415  NMI Holdings, Inc., Class A (a)          232,927
        5,110  PennyMac Financial Services,
                  Inc.                                  320,397
        5,000  Provident Financial Services,
                  Inc.                                  120,850
       16,875  Radian Group, Inc.                       377,831
        3,628  Washington Federal, Inc.                 127,053
        3,284  WSFS Financial Corp.                     172,016
                                                ---------------
                                                      2,594,468
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.1%
        8,062  Air Lease Corp.                          320,948
          393  Applied Industrial Technologies,
                  Inc.                                   38,506
        2,112  Beacon Roofing Supply, Inc. (a)          115,885
        2,889  Boise Cascade Co.                        202,866
          790  GATX Corp.                                82,515
        2,015  GMS, Inc. (a)                            103,128
        1,509  McGrath RentCorp                         115,001
        1,697  MSC Industrial Direct Co., Inc.,
                  Class A                               138,543

                        See Notes to Financial Statements                Page 67


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES &
                  DISTRIBUTORS (CONTINUED)
        2,958  Rush Enterprises, Inc., Class A  $       156,242
        2,732  Triton International Ltd.                165,067
          272  W.W. Grainger, Inc.                      134,670
          228  Watsco, Inc.                              64,424
        1,084  WESCO International, Inc. (a)            132,129
                                                ---------------
                                                      1,769,924
                                                ---------------
               WATER UTILITIES -- 0.0%
          552  SJW Group                                 38,011
                                                ---------------
               WIRELESS TELECOMMUNICATION
                 SERVICES -- 0.6%
        8,067  Shenandoah
                  Telecommunications Co.                183,686
       10,209  Telephone and Data Systems,
                  Inc.                                  202,138
        3,641  T-Mobile US, Inc. (a)                    393,847
        6,527  United States Cellular Corp. (a)         199,857
                                                ---------------
                                                        979,528
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          158,637,495
               (Cost $150,728,688)              ---------------

               MONEY MARKET FUNDS -- 0.3%
      200,422  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                         200,422
      262,420  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (c)                     262,420
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.3%                               462,842
               (Cost $462,842)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.2%
$     247,637  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $247,637. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $253,065. (d)                      247,637
               (Cost $247,637)                  ---------------

               TOTAL INVESTMENTS -- 100.3%          159,347,974
               (Cost $151,439,167)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%                (467,553)
                                                ---------------
               NET ASSETS -- 100.0%             $   158,880,421
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $449,488 and the total value of the collateral held by the Fund is $448,059.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       449,488
Non-cash Collateral(2)                                 (448,059)
                                                ---------------
Net Amount                                      $         1,429
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       247,637
Non-cash Collateral(4)                                 (247,637)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 68                 See Notes to Financial Statements


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     158,637,495   $     158,637,495   $          --   $         --
Money Market Funds..............................             462,842             462,842              --             --
Repurchase Agreements...........................             247,637                  --         247,637             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     159,347,974   $     159,100,337   $     247,637   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 69


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                          VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.2%
        1,060  AeroVironment, Inc. (a)          $        60,335
        1,479  Axon Enterprise, Inc. (a)                206,956
        3,388  Kratos Defense & Security
                  Solutions, Inc. (a)                    56,783
        5,390  Spirit AeroSystems Holdings,
                  Inc., Class A                         236,244
                                                ---------------
                                                        560,318
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.6%
        8,764  Expeditors International of
                  Washington, Inc.                    1,003,303
        1,820  FedEx Corp.                              447,465
                                                ---------------
                                                      1,450,768
                                                ---------------
               AIRLINES -- 0.1%
        6,466  American Airlines Group,
                  Inc. (a)                              106,495
        6,132  Spirit Airlines, Inc. (a)                131,654
                                                ---------------
                                                        238,149
                                                ---------------
               AUTO COMPONENTS -- 0.7%
        6,996  Adient PLC (a)                           293,622
        4,169  Aptiv PLC (a)                            569,402
        3,413  Fox Factory Holding Corp. (a)            454,168
        3,084  Gentherm, Inc. (a)                       269,511
        1,963  XPEL, Inc. (a) (b)                       122,412
                                                ---------------
                                                      1,709,115
                                                ---------------
               AUTOMOBILES -- 0.4%
        1,114  Tesla, Inc. (a)                        1,043,506
                                                ---------------
               BANKS -- 2.3%
        2,697  Ameris Bancorp                           132,989
          280  First Citizens BancShares, Inc.,
                  Class A                               218,142
        4,568  First Financial Bankshares, Inc.         214,650
        2,280  First Republic Bank                      395,785
        4,103  Glacier Bancorp, Inc.                    213,069
        3,838  Live Oak Bancshares, Inc.                225,905
        5,615  Meta Financial Group, Inc.               333,868
        4,926  Pacific Premier Bancorp, Inc.            188,419
        3,648  Pinnacle Financial Partners,
                  Inc.                                  352,798
       21,596  Regions Financial Corp.                  495,412
        3,155  ServisFirst Bancshares, Inc.             267,765
        1,436  Signature Bank                           437,449
        1,808  Silvergate Capital Corp.,
                  Class A (a)                           194,794
        1,388  SVB Financial Group (a)                  810,453
        2,813  Triumph Bancorp, Inc. (a)                246,081
        4,957  Veritex Holdings, Inc.                   199,024
        4,315  Western Alliance Bancorp                 428,005
                                                ---------------
                                                      5,354,608
                                                ---------------
               BEVERAGES -- 0.5%
          230  Boston Beer (The) Co., Inc.,
                  Class A (a)                            96,791
        3,115  Celsius Holdings, Inc. (a)               148,679
        3,871  Coca-Cola (The) Co.                      236,170
          541  Coca-Cola Consolidated, Inc.             309,993
        2,387  Monster Beverage Corp. (a)               207,001

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BEVERAGES (CONTINUED)
        2,562  National Beverage Corp.          $       114,444
                                                ---------------
                                                      1,113,078
                                                ---------------
               BIOTECHNOLOGY -- 3.9%
        8,693  AbbVie, Inc.                           1,189,985
        5,741  ACADIA Pharmaceuticals,
                  Inc. (a)                              129,115
        9,550  Alector, Inc. (a)                        151,463
        4,993  Alkermes PLC (a)                         127,322
        1,352  Alnylam Pharmaceuticals,
                  Inc. (a)                              186,035
       11,601  Amicus Therapeutics, Inc. (a)            109,165
        7,369  Apellis Pharmaceuticals,
                  Inc. (a)                              296,750
        3,311  Arcus Biosciences, Inc. (a)              101,979
        1,752  Arrowhead Pharmaceuticals,
                  Inc. (a)                               92,436
       11,480  Avid Bioservices, Inc. (a)               216,628
        1,457  Beam Therapeutics, Inc. (a)              100,839
       14,238  BioCryst Pharmaceuticals,
                  Inc. (a)                              219,977
        3,371  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)                 447,905
        2,629  BioMarin Pharmaceutical,
                  Inc. (a)                              233,008
        1,084  Blueprint Medicines Corp. (a)             83,576
        3,468  Celldex Therapeutics, Inc. (a)           107,543
        1,532  CRISPR Therapeutics AG (a)                97,665
        4,326  Cytokinetics, Inc. (a)                   143,580
        6,728  Deciphera Pharmaceuticals,
                  Inc. (a)                               56,717
        2,604  Denali Therapeutics, Inc. (a)             89,109
        1,985  Fate Therapeutics, Inc. (a)               82,397
        4,578  Global Blood Therapeutics,
                  Inc. (a)                              132,075
        5,776  Halozyme Therapeutics, Inc. (a)          199,907
        6,381  Horizon Therapeutics PLC (a)             595,539
        2,413  Insmed, Inc. (a)                          54,727
        4,221  Kymera Therapeutics, Inc. (a)            177,282
        4,095  MacroGenics, Inc. (a)                     50,573
          792  Mirati Therapeutics, Inc. (a)             94,486
        2,707  Moderna, Inc. (a)                        458,376
        2,828  Morphic Holding, Inc. (a)                119,992
        4,855  Myriad Genetics, Inc. (a)                127,638
        1,243  Natera, Inc. (a)                          87,818
        1,623  Novavax, Inc. (a)                        152,075
        7,114  Organogenesis Holdings,
                  Inc. (a)                               54,707
        3,918  Protagonist Therapeutics,
                  Inc. (a)                              114,758
        3,992  Prothena Corp. PLC (a)                   136,047
        3,364  PTC Therapeutics, Inc. (a)               135,300
        1,491  Regeneron Pharmaceuticals,
                  Inc. (a)                              907,408
        2,579  Sarepta Therapeutics, Inc. (a)           184,579
        1,381  Ultragenyx Pharmaceutical,
                  Inc. (a)                               96,573
        2,150  United Therapeutics Corp. (a)            434,021
        3,252  Veracyte, Inc. (a)                        98,893

Page 70                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               BIOTECHNOLOGY (CONTINUED)
        1,673  Vericel Corp. (a)                $        59,525
        8,321  Vir Biotechnology, Inc. (a)              285,660
                                                ---------------
                                                      9,021,153
                                                ---------------
               BUILDING PRODUCTS -- 1.6%
        2,483  AAON, Inc.                               159,533
        4,265  Advanced Drainage Systems,
                  Inc.                                  482,329
        1,754  Allegion PLC                             215,268
        4,000  Armstrong World Industries,
                  Inc.                                  396,080
       10,046  AZEK (The) Co., Inc. (a)                 331,819
        1,632  CSW Industrials, Inc.                    181,152
       11,580  Johnson Controls International
                  PLC                                   841,519
        1,074  Lennox International, Inc.               304,608
        4,300  Trex Co., Inc. (a)                       393,321
       15,952  Zurn Water Solutions Corp.               487,174
                                                ---------------
                                                      3,792,803
                                                ---------------
               CAPITAL MARKETS -- 6.8%
        2,824  Affiliated Managers Group, Inc.          412,897
        7,145  Ares Management Corp.,
                  Class A                               569,599
        4,139  Artisan Partners Asset
                  Management, Inc., Class A             178,846
        3,770  B. Riley Financial, Inc.                 232,119
          514  BlackRock, Inc.                          422,991
        9,096  Blackstone, Inc.                       1,200,399
       21,439  Carlyle Group (The), Inc.              1,094,461
       11,196  Charles Schwab (The) Corp.               981,889
        2,132  Cohen & Steers, Inc.                     178,086
        3,419  Evercore, Inc., Class A                  426,760
          956  FactSet Research Systems, Inc.           403,327
        4,487  Focus Financial Partners, Inc.,
                  Class A (a)                           225,965
        1,797  Goldman Sachs Group (The),
                  Inc.                                  637,360
        1,903  Hamilton Lane, Inc., Class A             172,145
        5,609  Houlihan Lokey, Inc.                     596,125
        4,387  Interactive Brokers Group, Inc.,
                  Class A                               299,150
        6,884  Intercontinental Exchange, Inc.          871,927
       15,134  Invesco Ltd.                             342,936
       15,798  KKR & Co., Inc.                        1,124,186
        3,627  LPL Financial Holdings, Inc.             625,005
        4,287  Moelis & Co., Class A                    242,087
          587  Moody's Corp.                            201,341
        4,796  Morgan Stanley                           491,782
        1,698  Morningstar, Inc.                        488,022
          374  MSCI, Inc.                               200,509
        3,274  Nasdaq, Inc.                             586,734
        1,916  Northern Trust Corp.                     223,482
        1,877  Piper Sandler Cos.                       289,471
        1,809  PJT Partners, Inc., Class A              125,400
          998  S&P Global, Inc.                         414,390
        6,447  StepStone Group, Inc., Class A           225,710
        2,394  T. Rowe Price Group, Inc.                369,705

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
        4,639  Tradeweb Markets, Inc., Class A  $       393,248
        9,295  Virtu Financial, Inc., Class A           287,494
          902  Virtus Investment Partners, Inc.         236,035
                                                ---------------
                                                     15,771,583
                                                ---------------
               CHEMICALS -- 1.7%
        2,941  Albemarle Corp.                          649,196
       21,466  Amyris, Inc. (a)                          97,885
        2,755  Balchem Corp.                            404,820
       19,132  Element Solutions, Inc.                  429,322
        8,089  Livent Corp. (a)                         186,128
       10,095  Olin Corp.                               511,514
        1,006  Quaker Chemical Corp.                    210,425
        3,342  Sherwin-Williams (The) Co.               957,516
       15,571  Valvoline, Inc.                          512,909
                                                ---------------
                                                      3,959,715
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.7%
        3,007  Brink's (The) Co.                        209,829
        3,137  Casella Waste Systems, Inc.,
                  Class A (a)                           238,349
          918  Cimpress PLC (a)                          61,708
        1,062  Cintas Corp.                             415,805
        3,105  Copart, Inc. (a)                         401,321
        4,588  IAA, Inc. (a)                            210,727
                                                ---------------
                                                      1,537,739
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.1%
        8,188  Arista Networks, Inc. (a)              1,017,850
        4,189  Calix, Inc. (a)                          210,623
       10,519  CommScope Holding Co.,
                  Inc. (a)                               98,773
       20,563  Infinera Corp. (a)                       173,141
        3,465  Motorola Solutions, Inc.                 803,672
       11,192  Viavi Solutions, Inc. (a)                184,220
                                                ---------------
                                                      2,488,279
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.6%
        3,291  Ameresco, Inc., Class A (a)              166,558
        3,030  MYR Group, Inc. (a)                      284,911
        1,854  Valmont Industries, Inc.                 402,744
       14,218  WillScot Mobile Mini Holdings
                  Corp. (a)                             526,635
                                                ---------------
                                                      1,380,848
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.7%
        3,488  Eagle Materials, Inc.                    508,725
        2,137  Martin Marietta Materials, Inc.          831,549
        8,345  Summit Materials, Inc.,
                  Class A (a)                           296,748
                                                ---------------
                                                      1,637,022
                                                ---------------
               CONSUMER FINANCE -- 0.6%
        1,983  Discover Financial Services              229,532
        8,155  LendingClub Corp. (a)                    152,988
       12,629  Navient Corp.                            220,124
       23,615  SLM Corp.                                433,099

                        See Notes to Financial Statements                Page 71


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               CONSUMER FINANCE (CONTINUED)
        2,303  Upstart Holdings, Inc. (a)       $       251,050
                                                ---------------
                                                      1,286,793
                                                ---------------
               CONTAINERS & PACKAGING -- 0.6%
        3,175  Avery Dennison Corp.                     652,208
        8,914  Ranpak Holdings Corp. (a)                239,430
        8,606  Sealed Air Corp.                         584,520
                                                ---------------
                                                      1,476,158
                                                ---------------
               DISTRIBUTORS -- 0.4%
        2,079  Pool Corp.                               990,124
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.1%
        3,275  2U, Inc. (a)                              52,858
       20,164  Vivint Smart Home, Inc. (a)              145,181
        4,075  WW International, Inc. (a)                51,345
                                                ---------------
                                                        249,384
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.2%
        8,017  Apollo Global Management,
                  Inc.                                  561,190
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 0.1%
          916  Bandwidth, Inc., Class A (a)              57,351
       56,667  Globalstar, Inc. (a)                      60,633
        5,625  Iridium Communications,
                  Inc. (a)                              201,825
                                                ---------------
                                                        319,809
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.9%
        4,190  Array Technologies, Inc. (a)              44,163
        3,013  Atkore, Inc. (a)                         324,741
        2,480  Blink Charging Co. (a) (c)                51,857
        6,110  Bloom Energy Corp., Class A (a)           92,139
        1,338  Generac Holdings, Inc. (a)               377,824
        2,699  Rockwell Automation, Inc.                780,605
       18,603  Vertiv Holdings Co.                      388,059
        1,553  Vicor Corp. (a)                          146,494
                                                ---------------
                                                      2,205,882
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 2.1%
        1,472  Advanced Energy Industries,
                  Inc.                                  126,857
       13,457  Amphenol Corp., Class A                1,071,043
        1,851  Badger Meter, Inc.                       187,266
        4,598  CDW Corp.                                869,252
        5,099  II-VI, Inc. (a)                          323,276
        5,700  Keysight Technologies, Inc. (a)          962,274
        2,745  nLight, Inc. (a)                          56,794
        1,246  PAR Technology Corp. (a)                  46,725
        5,400  Trimble, Inc. (a)                        389,664
        1,582  Zebra Technologies Corp.,
                  Class A (a)                           805,428
                                                ---------------
                                                      4,838,579
                                                ---------------
               ENTERTAINMENT -- 0.7%
        4,078  Cinemark Holdings, Inc. (a)               61,578

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ENTERTAINMENT (CONTINUED)
        7,867  Live Nation Entertainment,
                  Inc. (a)                      $       861,515
          380  Netflix, Inc. (a)                        162,313
        8,068  Warner Music Group Corp.,
                  Class A                               342,890
        1,332  World Wrestling Entertainment,
                  Inc., Class A                          66,520
       18,145  Zynga, Inc., Class A (a)                 164,575
                                                ---------------
                                                      1,659,391
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 9.0%
        6,138  Acadia Realty Trust                      121,471
        3,255  Agree Realty Corp.                       212,812
        1,028  Alexandria Real Estate Equities,
                  Inc.                                  200,296
        7,989  American Homes 4 Rent,
                  Class A                               312,610
          784  American Tower Corp.                     197,176
        4,248  Apartment Income REIT Corp.              224,379
        1,864  AvalonBay Communities, Inc.              455,245
       18,281  Brixmor Property Group, Inc.             463,606
        3,848  Camden Property Trust                    616,026
        5,869  CareTrust REIT, Inc.                     124,482
        1,098  Crown Castle International
                  Corp.                                 200,396
        8,162  CubeSmart                                414,140
       13,943  DiamondRock Hospitality
                  Co. (a)                               130,367
        3,888  Digital Realty Trust, Inc.               580,206
       32,172  DigitalBridge Group, Inc. (a)            234,856
       14,345  Duke Realty Corp.                        828,854
        5,846  Easterly Government Properties,
                  Inc.                                  122,591
        2,039  EastGroup Properties, Inc.               407,616
        7,386  Empire State Realty Trust, Inc.,
                  Class A                                65,883
        5,371  Equity LifeStyle Properties,
                  Inc.                                  420,496
        2,533  Equity Residential                       224,753
        4,648  Essential Properties Realty
                  Trust, Inc.                           123,404
          651  Essex Property Trust, Inc.               216,458
        4,153  Extra Space Storage, Inc.                823,083
        2,556  Federal Realty Investment Trust          325,864
        7,017  First Industrial Realty Trust,
                  Inc.                                  426,493
        6,705  Four Corners Property Trust,
                  Inc.                                  181,504
        4,773  Gaming and Leisure Properties,
                  Inc.                                  215,644
       10,375  Independence Realty Trust, Inc.          238,521
        1,325  Innovative Industrial Properties,
                  Inc.                                  262,602
       15,166  Invitation Homes, Inc.                   636,669
       11,096  Iron Mountain, Inc.                      509,528
       10,375  iStar, Inc. (c)                          222,751
        6,152  Kite Realty Group Trust                  128,454
        2,872  Lamar Advertising Co., Class A           318,103
        3,033  Life Storage, Inc.                       409,303
        7,754  Macerich (The) Co.                       128,251

Page 72                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
        4,104  Mid-America Apartment
                  Communities, Inc.             $       848,215
        6,713  National Storage Affiliates
                  Trust                                 413,252
        3,197  NexPoint Residential Trust, Inc.         253,522
        7,353  Outfront Media, Inc.                     182,649
        5,593  Prologis, Inc.                           877,094
        1,892  PS Business Parks, Inc.                  315,888
        1,836  Public Storage                           658,261
        6,836  Retail Opportunity Investments
                  Corp.                                 126,671
        5,727  Rexford Industrial Realty, Inc.          419,045
        3,788  Ryman Hospitality Properties,
                  Inc. (a)                              334,859
        4,363  Safehold, Inc.                           270,070
        1,210  SBA Communications Corp.                 393,782
        7,478  Service Properties Trust                  63,937
        4,304  Simon Property Group, Inc.               633,549
        8,465  SITE Centers Corp.                       125,367
        9,686  STAG Industrial, Inc.                    413,883
        4,484  Sun Communities, Inc.                    847,297
       10,228  Tanger Factory Outlet Centers,
                  Inc.                                  173,978
        5,446  Terreno Realty Corp.                     407,197
       19,129  Uniti Group, Inc.                        230,696
       10,379  Urban Edge Properties                    189,313
       22,865  Weyerhaeuser Co.                         924,432
                                                ---------------
                                                     20,827,850
                                                ---------------
               FOOD PRODUCTS -- 0.4%
        6,704  Darling Ingredients, Inc. (a)            427,514
        6,447  Simply Good Foods (The)
                  Co. (a)                               227,128
       12,364  Utz Brands, Inc.                         199,184
                                                ---------------
                                                        853,826
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.0%
        6,690  Abbott Laboratories                      852,707
          638  ABIOMED, Inc. (a)                        188,765
          716  Align Technology, Inc. (a)               354,391
        1,927  AtriCure, Inc. (a)                       126,488
        2,393  Axonics, Inc. (a)                        113,500
        3,595  BioLife Solutions, Inc. (a)              107,275
        1,391  CONMED Corp.                             191,374
          547  Cooper (The) Cos., Inc.                  217,870
        3,333  CryoPort, Inc. (a)                       139,220
        4,108  DENTSPLY SIRONA, Inc.                    219,449
          877  Dexcom, Inc. (a)                         377,531
        5,308  Edwards Lifesciences Corp. (a)           579,634
        1,479  Glaukos Corp. (a)                         78,742
        3,217  Globus Medical, Inc., Class A (a)        214,671
          360  Heska Corp. (a)                           49,529
          348  IDEXX Laboratories, Inc. (a)             176,540
        3,817  Inari Medical, Inc. (a)                  280,779
        1,933  Inogen, Inc. (a)                          57,468
        3,467  Integra LifeSciences Holdings
                  Corp. (a)                             224,454

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES (CONTINUED)
        1,310  Intuitive Surgical, Inc. (a)     $       372,276
        9,276  Lantheus Holdings, Inc. (a)              235,703
          783  Masimo Corp. (a)                         172,158
        5,115  Neogen Corp. (a)                         186,544
        2,907  Outset Medical, Inc. (a)                 108,111
        1,617  Penumbra, Inc. (a)                       365,458
        2,581  Quidel Corp. (a)                         266,772
        1,954  Shockwave Medical, Inc. (a)              283,271
        1,543  Silk Road Medical, Inc. (a)               50,626
        3,858  Tandem Diabetes Care, Inc. (a)           455,668
                                                ---------------
                                                      7,046,974
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 3.1%
        3,826  Acadia Healthcare Co., Inc. (a)          201,439
        5,478  AdaptHealth Corp. (a)                    103,534
       11,571  Agiliti, Inc. (a)                        221,353
        4,747  AMN Healthcare Services,
                  Inc. (a)                              481,061
        4,741  Apollo Medical Holdings,
                  Inc. (a)                              244,067
       20,135  Community Health Systems,
                  Inc. (a)                              255,513
        1,288  CorVel Corp. (a)                         226,843
        2,042  DaVita, Inc. (a)                         221,292
        4,150  Ensign Group (The), Inc.                 313,034
        3,330  Fulgent Genetics, Inc. (a)               212,687
        4,581  HCA Healthcare, Inc.                   1,099,669
        3,746  Laboratory Corp. of America
                  Holdings (a)                        1,016,515
        1,330  ModivCare, Inc. (a)                      154,187
       11,779  Option Care Health, Inc. (a)             275,275
        7,701  Owens & Minor, Inc.                      324,135
        4,613  Progyny, Inc. (a)                        186,826
        9,112  R1 RCM, Inc. (a)                         216,683
        8,900  RadNet, Inc. (a)                         229,175
        3,950  Select Medical Holdings Corp.             91,758
        8,697  Surgery Partners, Inc. (a)               371,101
        7,108  Tenet Healthcare Corp. (a)               526,845
        1,402  US Physical Therapy, Inc.                135,672
                                                ---------------
                                                      7,108,664
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.6%
       14,525  Allscripts Healthcare Solutions,
                  Inc. (a)                              293,696
        4,086  Certara, Inc. (a)                        109,219
        7,127  Evolent Health, Inc.,
                  Class A (a)                           168,981
        2,011  GoodRx Holdings, Inc.,
                  Class A (a)                            48,284
        1,659  Health Catalyst, Inc. (a)                 49,521
        1,514  Inspire Medical Systems,
                  Inc. (a)                              335,033
        2,574  Omnicell, Inc. (a)                       386,460
        1,578  Phreesia, Inc. (a)                        49,218
                                                ---------------
                                                      1,440,412
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 4.2%
        1,377  Airbnb, Inc., Class A (a)                212,017

                        See Notes to Financial Statements                Page 73


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
        3,521  Bally's Corp. (a)                $       125,841
        6,387  Bloomin' Brands, Inc. (a)                129,848
        8,855  Boyd Gaming Corp. (a)                    526,518
        7,352  Caesars Entertainment, Inc. (a)          559,781
        3,423  Cheesecake Factory (The),
                  Inc. (a)                              122,133
          269  Chipotle Mexican Grill, Inc. (a)         399,621
        1,928  Churchill Downs, Inc.                    405,458
        6,979  Dave & Buster's Entertainment,
                  Inc. (a)                              249,778
        1,669  Domino's Pizza, Inc.                     758,811
        9,237  Everi Holdings, Inc. (a)                 182,615
        2,605  Expedia Group, Inc. (a)                  477,470
        5,143  Hilton Grand Vacations, Inc. (a)         251,287
        4,408  Hilton Worldwide Holdings,
                  Inc. (a)                              639,645
        1,532  Jack in the Box, Inc.                    139,489
        1,756  McDonald's Corp.                         455,594
       15,321  MGM Resorts International                654,513
        2,008  Papa John's International, Inc.          247,888
        2,240  Penn National Gaming, Inc. (a)           102,166
        6,090  Red Rock Resorts, Inc., Class A          271,127
        3,475  Scientific Games Corp. (a)               200,507
        5,165  SeaWorld Entertainment, Inc. (a)         307,731
        1,857  Shake Shack, Inc., Class A (a)           122,692
        6,294  Six Flags Entertainment
                  Corp. (a)                             248,550
        4,025  Starbucks Corp.                          395,738
        3,902  Texas Roadhouse, Inc.                    333,192
        4,202  Travel + Leisure Co.                     238,674
        1,344  Wingstop, Inc.                           205,968
        1,366  Wynn Resorts Ltd. (a)                    116,725
        4,952  Yum! Brands, Inc.                        619,842
                                                ---------------
                                                      9,701,219
                                                ---------------
               HOUSEHOLD DURABLES -- 0.6%
        1,683  Garmin Ltd.                              209,399
        2,398  Installed Building Products,
                  Inc.                                  265,674
        4,242  Skyline Champion Corp. (a)               285,656
        7,794  Sonos, Inc. (a)                          196,565
       12,346  Tempur Sealy International, Inc.         491,494
                                                ---------------
                                                      1,448,788
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        4,203  Procter & Gamble (The) Co.               674,371
          548  WD-40 Co.                                121,799
                                                ---------------
                                                        796,170
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.1%
        7,438  Clearway Energy, Inc., Class C           250,512
                                                ---------------
               INSURANCE -- 1.2%
        2,288  Aon PLC, Class A                         632,495
          505  Goosehead Insurance, Inc.,
                  Class A                                49,783
        1,408  Kinsale Capital Group, Inc.              282,051
        5,417  Marsh & McLennan Cos., Inc.              832,268

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
        1,015  Palomar Holdings, Inc. (a)       $        53,541
        4,144  RLI Corp.                                434,208
        7,255  Selectquote, Inc. (a)                     53,614
        3,518  Trupanion, Inc. (a)                      335,090
                                                ---------------
                                                      2,673,050
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.8%
          325  Alphabet, Inc., Class A (a)              879,473
        7,966  Cargurus, Inc. (a)                       254,115
        4,236  fuboTV, Inc. (a)                          45,495
          681  Meta Platforms, Inc.,
                  Class A (a)                           213,330
        2,095  Ziff Davis, Inc. (a)                     220,101
        3,618  ZoomInfo Technologies, Inc. (a)          191,247
                                                ---------------
                                                      1,803,761
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.6%
          141  Amazon.com, Inc. (a)                     421,797
        1,969  Chewy, Inc., Class A (a)                  93,744
       37,340  ContextLogic, Inc.,
                  Class A (a) (c)                        98,951
        2,150  Etsy, Inc. (a)                           337,722
        5,662  RealReal (The), Inc. (a)                  53,506
        3,519  Revolve Group, Inc. (a)                  173,557
        1,779  Shutterstock, Inc.                       172,510
        3,474  Stitch Fix, Inc., Class A (a)             57,078
                                                ---------------
                                                      1,408,865
                                                ---------------
               IT SERVICES -- 3.3%
        2,788  Automatic Data Processing, Inc.          574,802
        1,419  Block, Inc. (a)                          173,529
        7,160  Cloudflare, Inc., Class A (a)            690,224
        1,761  EPAM Systems, Inc. (a)                   838,482
        3,945  EVERTEC, Inc.                            172,160
        2,314  ExlService Holdings, Inc. (a)            278,883
        3,521  Gartner, Inc. (a)                      1,034,787
        4,105  GoDaddy, Inc., Class A (a)               310,790
        1,391  Jack Henry & Associates, Inc.            233,424
        1,299  MongoDB, Inc. (a)                        526,238
        5,037  Paychex, Inc.                            593,157
        2,591  Perficient, Inc. (a)                     271,589
        9,948  Rackspace Technology, Inc. (a)           124,449
        3,598  Repay Holdings Corp. (a)                  64,368
        7,652  Sabre Corp. (a)                           70,016
        2,005  Shift4 Payments, Inc.,
                  Class A (a)                           105,704
        2,030  Snowflake, Inc., Class A (a)             560,077
        6,886  Switch, Inc., Class A                    176,488
        3,848  TTEC Holdings, Inc.                      308,186
        6,514  Unisys Corp. (a)                         118,880
          903  VeriSign, Inc. (a)                       196,114
       12,780  Verra Mobility Corp. (a)                 202,435
                                                ---------------
                                                      7,624,782
                                                ---------------
               LEISURE PRODUCTS -- 0.9%
        6,311  Acushnet Holdings Corp.                  294,724
        5,764  Brunswick Corp.                          523,314
        8,464  Callaway Golf Co. (a)                    201,951
       21,545  Mattel, Inc. (a)                         450,721

Page 74                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               LEISURE PRODUCTS (CONTINUED)
        7,271  Vista Outdoor, Inc. (a)          $       280,515
        4,206  YETI Holdings, Inc. (a)                  275,829
                                                ---------------
                                                      2,027,054
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 4.1%
        2,949  Agilent Technologies, Inc.               410,855
       16,317  Avantor, Inc. (a)                        609,114
        3,616  Berkeley Lights, Inc. (a)                 35,111
          443  Bio-Techne Corp.                         166,750
        5,536  Bruker Corp.                             368,698
        1,249  Charles River Laboratories
                  International, Inc. (a)               411,870
        2,862  Danaher Corp.                            817,931
        4,172  IQVIA Holdings, Inc. (a)               1,021,723
        8,315  Maravai LifeSciences Holdings,
                  Inc., Class A (a)                     240,470
        2,668  Medpace Holdings, Inc. (a)               473,463
          555  Mettler-Toledo International,
                  Inc. (a)                              817,337
        5,854  PerkinElmer, Inc.                      1,007,883
        1,550  Quanterix Corp. (a)                       47,182
        1,315  Repligen Corp. (a)                       260,817
        2,882  Seer, Inc. (a)                            45,334
        4,931  Sotera Health Co. (a)                    106,066
        5,655  Syneos Health, Inc. (a)                  512,117
        1,764  Thermo Fisher Scientific, Inc.         1,025,413
        1,264  Waters Corp. (a)                         404,632
        2,007  West Pharmaceutical Services,
                  Inc.                                  789,192
                                                ---------------
                                                      9,571,958
                                                ---------------
               MACHINERY -- 2.3%
        1,456  Chart Industries, Inc. (a)               177,443
        2,005  Deere & Co.                              754,682
        5,732  Evoqua Water Technologies
                  Corp. (a)                             232,146
        4,321  Graco, Inc.                              313,532
        3,185  Helios Technologies, Inc.                244,066
        2,324  Hydrofarm Holdings Group,
                  Inc. (a)                               45,574
       19,024  Ingersoll Rand, Inc.                   1,069,339
        1,163  Kadant, Inc.                             243,044
        1,297  Lindsay Corp.                            163,746
        2,951  Middleby (The) Corp. (a)                 546,525
        5,407  Otis Worldwide Corp.                     461,920
          575  RBC Bearings, Inc. (a)                   103,770
        6,098  Terex Corp.                              254,409
        3,487  Toro (The) Co.                           336,774
        2,990  Watts Water Technologies, Inc.,
                  Class A                               458,098
                                                ---------------
                                                      5,405,068
                                                ---------------
               MARINE -- 0.2%
        3,721  Matson, Inc.                             363,393
                                                ---------------
               MEDIA -- 0.8%
        7,177  Altice USA, Inc., Class A (a)            103,492
           66  Cable One, Inc.                          101,952

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MEDIA (CONTINUED)
          351  Charter Communications, Inc.,
                  Class A (a)                   $       208,262
        6,369  iHeartMedia, Inc., Class A (a)           128,336
        3,756  Magnite, Inc. (a)                         50,969
        3,077  Nexstar Media Group, Inc.,
                  Class A                               508,874
        5,070  Sinclair Broadcast Group, Inc.,
                  Class A                               139,324
        3,502  TechTarget, Inc. (a)                     290,456
       12,453  WideOpenWest, Inc. (a)                   231,750
                                                ---------------
                                                      1,763,415
                                                ---------------
               METALS & MINING -- 1.6%
        9,746  Alcoa Corp.                              552,696
        8,411  Allegheny Technologies, Inc. (a)         153,837
       26,672  Cleveland-Cliffs, Inc. (a)               457,158
       28,205  Freeport-McMoRan, Inc.                 1,049,790
       12,593  Hecla Mining Co.                          62,461
        2,099  Kaiser Aluminum Corp.                    200,979
       10,311  Nucor Corp.                            1,045,536
        1,104  Royal Gold, Inc.                         112,111
                                                ---------------
                                                      3,634,568
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
       23,164  AGNC Investment Corp.                    344,912
        7,314  Arbor Realty Trust, Inc.                 128,068
        4,779  Starwood Property Trust, Inc.            118,280
                                                ---------------
                                                        591,260
                                                ---------------
               MULTILINE RETAIL -- 0.4%
        1,367  Dillard's, Inc., Class A                 346,835
        5,134  Nordstrom, Inc. (a)                      115,515
        2,034  Target Corp.                             448,355
                                                ---------------
                                                        910,705
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 4.7%
       11,997  Antero Midstream Corp.                   119,370
       33,180  Antero Resources Corp. (a)               648,005
       21,593  APA Corp.                                717,104
        5,672  Callon Petroleum Co. (a)                 280,424
       11,605  Cheniere Energy, Inc.                  1,298,600
        3,499  Denbury, Inc. (a)                        262,915
        5,384  Diamondback Energy, Inc.                 679,245
        9,288  Hess Corp.                               857,190
       17,752  Magnolia Oil & Gas Corp.,
                  Class A                               383,976
        9,073  Matador Resources Co.                    406,198
       23,719  Occidental Petroleum Corp.               893,495
       16,024  ONEOK, Inc.                              972,336
       17,230  Ovintiv, Inc.                            668,524
        6,867  PDC Energy, Inc.                         407,007
       15,030  Range Resources Corp. (a)                289,328
       11,363  SM Energy Co.                            372,820
       42,318  Southwestern Energy Co. (a)              186,199
       11,115  Targa Resources Corp.                    656,674
       21,342  Tellurian, Inc. (a)                       53,568
           93  Texas Pacific Land Corp.                  99,975

                        See Notes to Financial Statements                Page 75


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  (CONTINUED)
       18,080  Williams (The) Cos., Inc.        $       541,315
                                                ---------------
                                                     10,794,268
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.2%
        7,411  Louisiana-Pacific Corp.                  492,387
                                                ---------------
               PERSONAL PRODUCTS -- 0.8%
       44,240  Coty, Inc., Class A (a)                  375,155
        1,858  Estee Lauder (The) Cos., Inc.,
                  Class A                               579,306
        8,512  Herbalife Nutrition Ltd. (a)             361,845
        3,134  Inter Parfums, Inc.                      310,172
        1,280  Medifast, Inc.                           254,349
                                                ---------------
                                                      1,880,827
                                                ---------------
               PHARMACEUTICALS -- 1.4%
        3,676  Bristol-Myers Squibb Co.                 238,536
        3,677  Catalent, Inc. (a)                       382,151
        3,320  Corcept Therapeutics, Inc. (a)            62,316
        3,409  Eli Lilly & Co.                          836,535
        7,856  Harmony Biosciences Holdings,
                  Inc. (a)                              281,716
        6,400  Intra-Cellular Therapies,
                  Inc. (a)                              303,936
        3,277  Pacira BioSciences, Inc. (a)             205,697
        4,028  Revance Therapeutics, Inc. (a)            53,693
        3,858  Zoetis, Inc.                             770,790
                                                ---------------
                                                      3,135,370
                                                ---------------
               PROFESSIONAL SERVICES -- 0.8%
        3,216  Equifax, Inc.                            771,068
        2,984  Exponent, Inc.                           283,420
        4,423  Korn Ferry                               293,599
        1,933  TransUnion                               199,331
        3,400  Upwork, Inc. (a)                          92,480
        1,002  Verisk Analytics, Inc.                   196,522
                                                ---------------
                                                      1,836,420
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
       10,341  eXp World Holdings, Inc.                 280,655
        8,258  Kennedy-Wilson Holdings, Inc.            185,475
       17,914  Newmark Group, Inc., Class A             274,263
        3,025  Redfin Corp. (a)                          89,449
        5,149  St. Joe (The) Co.                        249,778
                                                ---------------
                                                      1,079,620
                                                ---------------
               ROAD & RAIL -- 1.1%
          800  AMERCO                                   487,160
        2,800  Avis Budget Group, Inc. (a)              493,304
        3,284  Old Dominion Freight Line, Inc.          991,538
        1,723  Saia, Inc. (a)                           489,815
                                                ---------------
                                                      2,461,817
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 8.2%
        1,571  ACM Research, Inc., Class A (a)          125,130
        8,179  Advanced Micro Devices,
                  Inc. (a)                              934,451
        1,651  Ambarella, Inc. (a)                      231,388

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT (CONTINUED)
       18,738  Amkor Technology, Inc.           $       412,611
        7,479  Applied Materials, Inc.                1,033,448
        3,379  Azenta, Inc.                             284,985
        1,415  Broadcom, Inc.                           829,020
        5,048  Cirrus Logic, Inc. (a)                   451,493
        7,036  Cohu, Inc. (a)                           232,047
        3,051  Diodes, Inc. (a)                         283,102
        2,573  Enphase Energy, Inc. (a)                 361,429
        4,962  Entegris, Inc.                           594,646
        1,332  First Solar, Inc. (a)                    104,402
        2,736  KLA Corp.                              1,065,043
        1,309  Lam Research Corp.                       772,205
        6,028  Lattice Semiconductor Corp. (a)          332,866
        5,933  MACOM Technology Solutions
                  Holdings, Inc. (a)                    363,159
       10,762  Marvell Technology, Inc.                 768,407
        4,444  MaxLinear, Inc. (a)                      266,729
        5,408  Microchip Technology, Inc.               419,012
        2,667  MKS Instruments, Inc.                    414,265
        1,394  Monolithic Power Systems, Inc.           561,684
        4,002  NVIDIA Corp.                             979,930
        4,134  NXP Semiconductors N.V.                  849,289
       17,329  ON Semiconductor Corp. (a)             1,022,411
        3,309  Onto Innovation, Inc. (a)                302,906
        3,751  Power Integrations, Inc.                 302,743
        1,466  Qorvo, Inc. (a)                          201,252
        6,436  QUALCOMM, Inc.                         1,131,191
       11,398  Rambus, Inc. (a)                         287,800
        3,013  Semtech Corp. (a)                        214,224
        2,250  Silicon Laboratories, Inc. (a)           371,678
        1,145  SiTime Corp. (a)                         266,888
        1,477  Skyworks Solutions, Inc.                 216,410
        5,564  SunPower Corp. (a)                        93,364
        2,006  Synaptics, Inc. (a)                      421,962
        5,758  Teradyne, Inc.                           676,162
        1,216  Texas Instruments, Inc.                  218,260
        5,840  Ultra Clean Holdings, Inc. (a)           294,453
          704  Universal Display Corp.                  108,071
        2,078  Wolfspeed, Inc. (a)                      195,831
                                                ---------------
                                                     18,996,347
                                                ---------------
               SOFTWARE -- 7.8%
        3,922  8x8, Inc. (a)                             60,203
        1,580  Alarm.com Holdings, Inc. (a)             117,821
        2,550  Altair Engineering, Inc.,
                  Class A (a)                           160,446
          571  ANSYS, Inc. (a)                          194,146
          543  Appfolio, Inc., Class A (a)               62,586
        4,673  Asana, Inc., Class A (a)                 245,239
        6,767  Avaya Holdings Corp. (a)                 123,295
        2,760  Bill.com Holdings, Inc. (a)              519,460
        4,203  Black Knight, Inc. (a)                   313,544
        2,497  Blackbaud, Inc. (a)                      170,146
        1,121  Blackline, Inc. (a)                      102,986
       10,233  Box, Inc., Class A (a)                   267,388
        3,690  Cadence Design Systems,
                  Inc. (a)                              561,397

Page 76                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
          858  Cerence, Inc. (a)                $        54,474
        1,944  CommVault Systems, Inc. (a)              131,142
        6,608  Datadog, Inc., Class A (a)               965,495
        8,814  Datto Holding Corp. (a)                  219,557
        3,808  Digital Turbine, Inc. (a)                168,123
        2,439  Dolby Laboratories, Inc.,
                  Class A                               214,266
        4,732  Dropbox, Inc., Class A (a)               117,117
        3,798  Dynatrace, Inc. (a)                      208,358
          944  Elastic N.V. (a)                          88,028
        2,485  Envestnet, Inc. (a)                      183,741
        3,275  Fortinet, Inc. (a)                       973,461
          714  HubSpot, Inc. (a)                        349,003
        1,464  Intuit, Inc.                             812,857
        5,188  Jamf Holding Corp. (a)                   171,515
        6,621  Mandiant, Inc. (a)                        99,911
        1,494  Manhattan Associates, Inc. (a)           200,002
        8,155  Marathon Digital Holdings,
                  Inc. (a) (c)                          191,969
        2,045  Microsoft Corp.                          635,954
          213  MicroStrategy, Inc.,
                  Class A (a) (c)                        78,386
        5,778  NCR Corp. (a)                            219,911
        5,280  New Relic, Inc. (a)                      555,139
        8,822  NortonLifeLock, Inc.                     229,460
        3,645  Nutanix, Inc., Class A (a)                99,654
        5,398  Oracle Corp.                             438,102
        1,891  PagerDuty, Inc. (a)                       62,441
        1,691  Palo Alto Networks, Inc. (a)             874,923
          983  Paylocity Holding Corp. (a)              200,512
        1,039  Pegasystems, Inc.                        103,090
        4,085  Progress Software Corp.                  185,908
        1,906  PROS Holdings, Inc. (a)                   52,815
        1,462  Q2 Holdings, Inc. (a)                     95,396
        1,437  Qualys, Inc. (a)                         184,137
        2,960  Rapid7, Inc. (a)                         285,137
        6,001  Riot Blockchain, Inc. (a) (c)             95,656
        4,805  Sailpoint Technologies
                  Holdings, Inc. (a)                    185,905
          353  ServiceNow, Inc. (a)                     206,780
        4,498  Smartsheet, Inc., Class A (a)            279,866
        1,478  Sprout Social, Inc., Class A (a)         101,760
        1,385  SPS Commerce, Inc. (a)                   171,532
        4,848  Sumo Logic, Inc. (a)                      57,740
        2,555  Synopsys, Inc. (a)                       793,328
        6,326  Tenable Holdings, Inc. (a)               325,156
        5,469  Teradata Corp. (a)                       220,619
        7,503  Trade Desk (The), Inc.,
                  Class A (a)                           521,759
        1,278  Tyler Technologies, Inc. (a)             605,516
        3,293  Unity Software, Inc. (a)                 346,259
          839  Workday, Inc., Class A (a)               212,275
        1,780  Workiva, Inc. (a)                        210,538
       14,172  Xperi Holding Corp.                      239,082
        6,626  Yext, Inc. (a)                            53,671
        3,663  Zscaler, Inc. (a)                        941,794

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SOFTWARE (CONTINUED)
       10,557  Zuora, Inc., Class A (a)         $       175,563
                                                ---------------
                                                     18,093,440
                                                ---------------
               SPECIALTY RETAIL -- 4.4%
        7,694  Abercrombie & Fitch Co.,
                  Class A (a)                           300,066
        7,631  Academy Sports & Outdoors,
                  Inc. (a)                              296,846
       13,759  American Eagle Outfitters, Inc.          314,118
          562  AutoZone, Inc. (a)                     1,116,329
       16,865  Bath & Body Works, Inc.                  945,621
        9,190  Bed Bath & Beyond, Inc. (a)              149,246
        2,722  Boot Barn Holdings, Inc. (a)             250,342
        6,334  Buckle (The), Inc.                       238,412
        2,359  Burlington Stores, Inc. (a)              558,918
          989  Carvana Co. (a)                          160,277
        5,049  Dick's Sporting Goods, Inc.              582,655
        2,245  Five Below, Inc. (a)                     368,180
        4,466  Floor & Decor Holdings, Inc.,
                  Class A (a)                           485,543
        1,565  GameStop Corp., Class A (a) (c)          170,475
        5,037  GrowGeneration Corp. (a)                  42,512
       14,725  Leslie's, Inc. (a)                       306,722
        4,554  Lowe's Cos., Inc.                      1,080,892
        7,260  National Vision Holdings,
                  Inc. (a)                              296,789
        1,667  O'Reilly Automotive, Inc. (a)          1,086,467
        4,105  Rent-A-Center, Inc.                      173,026
          433  RH (a)                                   174,421
        3,849  Signet Jewelers Ltd.                     331,514
        2,574  Sleep Number Corp. (a)                   184,041
        3,433  Williams-Sonoma, Inc.                    551,134
                                                ---------------
                                                     10,164,546
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 1.4%
        6,221  3D Systems Corp. (a)                     111,356
        6,628  Apple, Inc.                            1,158,442
        6,055  Avid Technology, Inc. (a)                189,885
        6,378  Corsair Gaming, Inc. (a) (c)             124,626
       12,241  Dell Technologies, Inc.,
                  Class C (a)                           695,411
        5,118  NetApp, Inc.                             442,758
       17,839  Pure Storage, Inc., Class A (a)          472,555
                                                ---------------
                                                      3,195,033
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.4%
        4,528  Crocs, Inc. (a)                          464,663
        1,268  Deckers Outdoor Corp. (a)                406,052
        5,229  Kontoor Brands, Inc.                     257,737
        7,878  Levi Strauss & Co., Class A              172,765
        4,126  NIKE, Inc., Class B                      610,937
        3,300  Oxford Industries, Inc.                  271,887
        7,209  Steven Madden Ltd.                       296,578
        8,581  Tapestry, Inc.                           325,649
       21,921  Under Armour, Inc., Class A (a)          412,772
                                                ---------------
                                                      3,219,040
                                                ---------------

                        See Notes to Financial Statements                Page 77


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               THRIFTS & MORTGAGE FINANCE
                  -- 0.3%
        3,527  Axos Financial, Inc. (a)         $       181,641
        9,453  Columbia Financial, Inc. (a)             200,120
        2,220  Walker & Dunlop, Inc.                    293,950
                                                ---------------
                                                        675,711
                                                ---------------
               TOBACCO -- 0.1%
       29,180  Vector Group Ltd.                        324,190
                                                ---------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 0.8%
        8,217  Custom Truck One Source,
                  Inc. (a) (c)                           67,544
        6,552  Global Industrial Co.                    229,058
        1,712  Herc Holdings, Inc.                      274,690
        2,397  SiteOne Landscape Supply,
                  Inc. (a)                              431,748
          690  United Rentals, Inc. (a)                 220,883
       20,481  Univar Solutions, Inc. (a)               542,746
                                                ---------------
                                                      1,766,669
                                                ---------------
               WATER UTILITIES -- 0.7%
        2,591  American States Water Co.                238,968
        2,493  American Water Works Co., Inc.           400,874
        3,729  California Water Service Group           231,534
        8,652  Essential Utilities, Inc.                421,698
        2,228  Middlesex Water Co.                      225,563
                                                ---------------
                                                      1,518,637
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         231,532,610
               (Cost $210,474,811)              ---------------

               MONEY MARKET FUNDS -- 0.2%
      287,480  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (d) (e)                         287,480
       88,347  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional
                  Class - 0.01% (d)                      88,347
                                                ---------------
               TOTAL MONEY MARKET FUNDS
                  -- 0.2%                               375,827
               (Cost $375,827)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     355,202  BNP Paribas S.A., 0.03% (d),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $355,202. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $362,989. (e)              $       355,202
               (Cost $355,202)                  ---------------

               TOTAL INVESTMENTS -- 100.3%          232,263,639
               (Cost $211,205,840)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.3)%                (723,393)
                                                ---------------
               NET ASSETS -- 100.0%             $   231,540,246
                                                ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $682,781 and the total value of the collateral held by the Fund is $642,682.

(d)   Rate shown reflects yield as of January 31, 2022.

(e)   This security serves as collateral for securities on loan.

Page 78                 See Notes to Financial Statements


FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       682,781
Non-cash Collateral(2)                                 (642,682)
                                                ---------------
Net Amount                                      $        40,099
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       355,202
Non-cash Collateral(4)                                 (355,202)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     231,532,610   $     231,532,610   $          --   $         --
Money Market Funds..............................             375,827             375,827              --             --
Repurchase Agreements...........................             355,202                  --         355,202             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     232,263,639   $     231,908,437   $     355,202   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 79


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
       13,766  BWX Technologies, Inc.           $       612,725
        4,753  Curtiss-Wright Corp.                     631,151
        7,057  Huntington Ingalls Industries,
                  Inc.                                1,321,070
        3,012  Woodward, Inc.                           332,133
                                                ---------------
                                                      2,897,079
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        6,117  C.H. Robinson Worldwide, Inc.            640,144
                                                ---------------
               AIRLINES -- 0.2%
        6,328  Alaska Air Group, Inc. (a)               346,395
                                                ---------------
               AUTO COMPONENTS -- 1.9%
       29,249  BorgWarner, Inc.                       1,282,569
       18,912  Gentex Corp.                             593,837
       61,830  Goodyear Tire & Rubber (The)
                  Co. (a)                             1,281,736
        5,405  Lear Corp.                               904,364
                                                ---------------
                                                      4,062,506
                                                ---------------
               AUTOMOBILES -- 1.1%
       26,230  Harley-Davidson, Inc.                    906,771
       15,878  Thor Industries, Inc.                  1,501,900
                                                ---------------
                                                      2,408,671
                                                ---------------
               BANKS -- 7.5%
       21,250  Bank OZK                                 995,563
        9,374  BOK Financial Corp.                      961,304
       11,366  Comerica, Inc.                         1,054,537
        4,787  Commerce Bancshares, Inc.                329,872
        2,607  Cullen/Frost Bankers, Inc.               367,613
        8,376  East West Bancorp, Inc.                  723,184
       80,724  First Horizon Corp.                    1,381,188
       29,182  PacWest Bancorp                        1,354,920
       16,067  Popular, Inc.                          1,432,694
       13,675  Prosperity Bancshares, Inc.            1,001,694
       12,342  SouthState Corp.                       1,041,788
       20,646  Synovus Financial Corp.                1,027,345
        6,209  UMB Financial Corp.                      611,276
       27,251  United Bankshares, Inc.                  962,778
       71,898  Valley National Bancorp                1,000,820
       11,802  Webster Financial Corp.                  670,472
       20,873  Zions Bancorp N.A.                     1,415,607
                                                ---------------
                                                     16,332,655
                                                ---------------
               BEVERAGES -- 0.2%
        7,111  Molson Coors Beverage Co.,
                  Class B                               338,910
                                                ---------------
               BIOTECHNOLOGY -- 0.2%
       18,029  Exelixis, Inc. (a)                       326,325
                                                ---------------
               BUILDING PRODUCTS -- 2.8%
        3,836  A.O. Smith Corp.                         293,147
       15,380  Builders FirstSource, Inc. (a)         1,045,686
        6,166  Fortune Brands Home &
                  Security, Inc.                        580,652
       18,209  Owens Corning                          1,615,138
       37,982  Resideo Technologies, Inc. (a)           941,194

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        4,740  Simpson Manufacturing Co.,
                  Inc.                          $       534,625
       14,328  UFP Industries, Inc.                   1,144,234
                                                ---------------
                                                      6,154,676
                                                ---------------
               CAPITAL MARKETS -- 2.2%
        2,530  Cboe Global Markets, Inc.                299,881
       42,467  Jefferies Financial Group, Inc.        1,555,991
       22,663  Lazard Ltd., Class A                     989,013
       16,225  SEI Investments Co.                      950,947
       14,040  Stifel Financial Corp.                 1,051,596
                                                ---------------
                                                      4,847,428
                                                ---------------
               CHEMICALS -- 3.7%
        6,115  Ashland Global Holdings, Inc.            587,285
       11,780  Avient Corp.                             586,291
        9,952  Axalta Coating Systems Ltd. (a)          294,679
       19,641  Chemours (The) Co.                       642,457
        3,001  FMC Corp.                                331,220
       47,235  Huntsman Corp.                         1,692,430
       41,931  Mosaic (The) Co.                       1,675,143
        4,093  Scotts Miracle-Gro (The) Co.             618,862
       16,967  Westlake Chemical Corp.                1,673,794
                                                ---------------
                                                      8,102,161
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
       78,367  ADT, Inc.                                594,806
        6,609  Clean Harbors, Inc. (a)                  611,663
                                                ---------------
                                                      1,206,469
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.7%
        8,562  Ciena Corp. (a)                          567,746
        9,345  Lumentum Holdings, Inc. (a)              948,331
                                                ---------------
                                                      1,516,077
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 0.8%
        5,167  EMCOR Group, Inc.                        615,958
       10,715  MasTec, Inc. (a)                         922,883
        2,873  Quanta Services, Inc.                    295,115
                                                ---------------
                                                      1,833,956
                                                ---------------
               CONSUMER FINANCE -- 1.1%
        1,437  Credit Acceptance Corp. (a)              775,348
       32,931  OneMain Holdings, Inc.                 1,701,215
                                                ---------------
                                                      2,476,563
                                                ---------------
               CONTAINERS & PACKAGING -- 2.6%
        2,689  AptarGroup, Inc.                         315,420
       13,400  Berry Global Group, Inc. (a)             903,428
       33,801  Graphic Packaging Holding Co.            639,177
        7,255  Packaging Corp. of America             1,092,820
       23,078  Silgan Holdings, Inc.                  1,033,433
       37,145  Westrock Co.                           1,714,613
                                                ---------------
                                                      5,698,891
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.7%
       15,380  Grand Canyon Education,
                  Inc. (a)                            1,286,998

Page 80                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES
                 (CONTINUED)
        4,643  Service Corp. International      $       286,566
                                                ---------------
                                                      1,573,564
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
       24,852  Voya Financial, Inc.                   1,688,942
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.3%
       55,870  Frontier Communications
                  Parent, Inc. (a)                    1,489,494
      105,033  Lumen Technologies, Inc.               1,298,208
                                                ---------------
                                                      2,787,702
                                                ---------------
               ELECTRIC UTILITIES -- 2.9%
       15,881  Hawaiian Electric Industries,
                  Inc.                                  674,943
        5,815  IDACORP, Inc.                            640,929
       38,251  NRG Energy, Inc.                       1,527,363
       25,758  OGE Energy Corp.                         976,743
       18,677  Pinnacle West Capital Corp.            1,300,106
       24,908  Portland General Electric Co.          1,308,666
                                                ---------------
                                                      6,428,750
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
        3,115  Acuity Brands, Inc.                      596,616
        8,338  EnerSys                                  624,766
                                                ---------------
                                                      1,221,382
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 1.6%
        9,815  Arrow Electronics, Inc. (a)            1,217,060
        1,913  IPG Photonics Corp. (a)                  295,501
        9,371  Jabil, Inc.                              576,223
        2,094  Littelfuse, Inc.                         565,317
       32,174  Vontier Corp.                            904,411
                                                ---------------
                                                      3,558,512
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 0.2%
       16,308  ChampionX Corp. (a)                      365,299
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.3%
       16,361  Cousins Properties, Inc.                 630,880
        7,392  Highwoods Properties, Inc.               318,743
       24,793  Kilroy Realty Corp.                    1,586,752
       53,477  Kimco Realty Corp.                     1,297,352
       27,895  Medical Properties Trust, Inc.           634,890
       13,709  National Retail Properties, Inc.         608,405
       44,549  Omega Healthcare Investors,
                  Inc.                                1,402,403
        4,373  Regency Centers Corp.                    313,763
       22,808  SL Green Realty Corp.                  1,654,036
       13,677  Spirit Realty Capital, Inc.              649,110
        9,581  STORE Capital Corp.                      303,814
                                                ---------------
                                                      9,400,148
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 0.6%
       10,916  Albertsons Cos., Inc., Class A   $       307,285
        4,922  BJ's Wholesale Club Holdings,
                  Inc. (a)                              302,555
        3,339  Casey's General Stores, Inc.             627,098
                                                ---------------
                                                      1,236,938
                                                ---------------
               FOOD PRODUCTS -- 3.0%
       17,651  Bunge Ltd.                             1,744,978
       22,742  Campbell Soup Co.                      1,003,377
       11,995  Flowers Foods, Inc.                      337,419
        3,411  Ingredion, Inc.                          323,022
        7,281  J.M. Smucker (The) Co.                 1,023,563
        1,990  Lancaster Colony Corp.                   315,952
        2,925  Post Holdings, Inc. (a)                  309,524
          416  Seaboard Corp.                         1,589,116
                                                ---------------
                                                      6,646,951
                                                ---------------
               GAS UTILITIES -- 1.6%
        9,434  Atmos Energy Corp.                     1,011,513
       15,464  National Fuel Gas Co.                    939,129
       35,892  UGI Corp.                              1,627,702
                                                ---------------
                                                      3,578,344
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.6%
       21,941  Envista Holdings Corp. (a)               948,729
        1,391  ICU Medical, Inc. (a)                    296,784
                                                ---------------
                                                      1,245,513
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 2.4%
        2,033  Amedisys, Inc. (a)                       274,658
          626  Chemed Corp.                             293,538
       10,098  Encompass Health Corp.                   626,480
        8,494  Henry Schein, Inc. (a)                   639,598
        2,400  LHC Group, Inc. (a)                      297,840
       40,017  Premier, Inc., Class A                 1,529,450
       12,709  Universal Health Services, Inc.,
                  Class B                             1,652,932
                                                ---------------
                                                      5,314,496
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 0.3%
      148,772  Multiplan Corp. (a)                      599,551
                                                ---------------
               HOUSEHOLD DURABLES -- 4.2%
        1,347  Helen of Troy Ltd. (a)                   281,967
       24,021  Leggett & Platt, Inc.                    957,237
       10,665  LGI Homes, Inc. (a)                    1,327,899
        9,043  Mohawk Industries, Inc. (a)            1,427,618
       45,261  Newell Brands, Inc.                    1,050,508
       28,820  PulteGroup, Inc.                       1,518,526
       18,212  Toll Brothers, Inc.                    1,073,962
        1,197  TopBuild Corp. (a)                       278,482
        5,617  Whirlpool Corp.                        1,180,637
                                                ---------------
                                                      9,096,836
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
       20,991  Reynolds Consumer Products,
                  Inc.                                  635,398
                                                ---------------

                        See Notes to Financial Statements                Page 81


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 11.1%
        1,976  Alleghany Corp. (a)              $     1,312,064
        9,599  American Financial Group, Inc.         1,250,558
        4,222  Assurant, Inc.                           643,897
       24,202  Axis Capital Holdings Ltd.             1,379,030
       29,906  CNA Financial Corp.                    1,372,984
        6,655  Enstar Group Ltd. (a)                  1,764,107
        1,711  Erie Indemnity Co., Class A              314,995
        4,814  Everest Re Group Ltd.                  1,364,288
       31,572  Fidelity National Financial,
                  Inc.                                1,589,650
       21,065  First American Financial Corp.         1,569,553
       10,549  Globe Life, Inc.                       1,079,163
        7,541  Hanover Insurance Group (The),
                  Inc.                                1,040,356
        5,606  Kemper Corp.                             336,248
       19,310  Lincoln National Corp.                 1,351,314
       22,821  Loews Corp.                            1,361,501
       67,038  Old Republic International Corp.       1,718,184
        2,152  Primerica, Inc.                          332,140
        9,029  Reinsurance Group of America,
                  Inc.                                1,036,800
       16,085  Selective Insurance Group, Inc.        1,269,107
       53,652  Unum Group                             1,361,688
        7,999  W.R. Berkley Corp.                       675,915
                                                ---------------
                                                     24,123,542
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.8%
       12,608  IAC/InterActiveCorp. (a)               1,721,496
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.7%
      216,799  Qurate Retail, Inc., Series A          1,524,097
                                                ---------------
               IT SERVICES -- 2.4%
       24,755  Alliance Data Systems Corp.            1,709,085
       40,950  DXC Technology Co. (a)                 1,231,776
        6,206  Genpact Ltd.                             308,749
       12,412  Maximus, Inc.                            959,696
       55,411  Western Union (The) Co.                1,047,822
                                                ---------------
                                                      5,257,128
                                                ---------------
               LEISURE PRODUCTS -- 0.8%
        3,237  Hasbro, Inc.                             299,358
       11,992  Polaris, Inc.                          1,350,179
                                                ---------------
                                                      1,649,537
                                                ---------------
               MACHINERY -- 4.5%
       11,364  AGCO Corp.                             1,331,861
       27,192  Allison Transmission Holdings,
                  Inc.                                1,033,024
        7,162  Colfax Corp. (a)                         294,501
        9,717  Crane Co.                              1,005,807
        5,564  Donaldson Co., Inc.                      309,692
       10,767  Flowserve Corp.                          351,219
       82,848  Gates Industrial Corp. PLC (a)         1,281,659
        2,364  Lincoln Electric Holdings, Inc.          302,214
        1,294  Nordson Corp.                            300,907
        8,770  Oshkosh Corp.                            998,114
        6,118  Snap-on, Inc.                          1,274,073

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MACHINERY (CONTINUED)
       19,023  Timken (The) Co.                 $     1,270,736
                                                ---------------
                                                      9,753,807
                                                ---------------
               MEDIA -- 2.2%
       69,995  Discovery, Inc., Class A (a) (b)       1,953,561
       50,796  DISH Network Corp.,
                  Class A (a)                         1,594,994
       59,082  News Corp., Class A                    1,313,984
                                                ---------------
                                                      4,862,539
                                                ---------------
               METALS & MINING -- 2.0%
       10,158  Reliance Steel & Aluminum Co.          1,552,955
       26,540  Steel Dynamics, Inc.                   1,473,501
       69,197  United States Steel Corp.              1,433,762
                                                ---------------
                                                      4,460,218
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 1.8%
      210,701  Annaly Capital Management,
                  Inc.                                1,664,538
       32,288  Blackstone Mortgage Trust, Inc.,
                  Class A                             1,014,489
      123,079  New Residential Investment
                  Corp.                               1,310,791
                                                ---------------
                                                      3,989,818
                                                ---------------
               MULTILINE RETAIL -- 1.9%
       33,357  Kohl's Corp.                           1,991,747
       50,347  Macy's, Inc.                           1,288,883
       19,312  Ollie's Bargain Outlet Holdings,
                  Inc. (a)                              925,817
                                                ---------------
                                                      4,206,447
                                                ---------------
               MULTI-UTILITIES -- 1.3%
       14,003  Black Hills Corp.                        948,563
       42,743  MDU Resources Group, Inc.              1,255,362
       23,866  NiSource, Inc.                           696,410
                                                ---------------
                                                      2,900,335
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 2.2%
       29,450  Continental Resources, Inc.            1,529,633
       50,262  HollyFrontier Corp.                    1,767,212
       80,275  Marathon Oil Corp.                     1,562,954
                                                ---------------
                                                      4,859,799
                                                ---------------
               PHARMACEUTICALS -- 0.6%
       43,292  Organon & Co.                          1,381,448
                                                ---------------
               PROFESSIONAL SERVICES -- 2.3%
        8,010  ASGN, Inc. (a)                           920,109
        3,887  Booz Allen Hamilton Holding
                  Corp.                                 298,249
        4,899  CACI International, Inc.,
                  Class A (a)                         1,212,307
        4,295  FTI Consulting, Inc. (a)                 626,254
        6,770  ManpowerGroup, Inc.                      709,970
        2,954  Robert Half International, Inc.          334,570
        7,885  Science Applications
                  International Corp.                   646,807
        3,457  TriNet Group, Inc. (a)                   294,536
                                                ---------------
                                                      5,042,802
                                                ---------------

Page 82                 See Notes to Financial Statements


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.4%
        3,673  Jones Lang LaSalle, Inc. (a)     $       921,152
                                                ---------------
               ROAD & RAIL -- 1.0%
       27,041  Knight-Swift Transportation
                  Holdings, Inc.                      1,529,980
        3,683  Landstar System, Inc.                    589,280
                                                ---------------
                                                      2,119,260
                                                ---------------
               SOFTWARE -- 0.3%
       15,789  CDK Global, Inc.                         678,453
                                                ---------------
               SPECIALTY RETAIL -- 3.4%
        1,371  Advance Auto Parts, Inc.                 317,400
       14,095  AutoNation, Inc. (a)                   1,536,355
       37,769  Foot Locker, Inc.                      1,687,519
       56,016  Gap (The), Inc.                        1,012,209
        5,546  Lithia Motors, Inc.                    1,620,153
       12,288  Penske Automotive Group, Inc.          1,248,830
                                                ---------------
                                                      7,422,466
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.6%
       58,225  Xerox Holdings Corp.                   1,229,130
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.0%
        9,768  Carter's, Inc.                           909,596
        6,763  Columbia Sportswear Co.                  628,080
       12,359  PVH Corp.                              1,174,229
        5,543  Ralph Lauren Corp.                       614,386
       22,781  Skechers U.S.A., Inc.,
                  Class A (a)                           956,802
                                                ---------------
                                                      4,283,093
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 3.6%
       36,191  Essent Group Ltd.                      1,651,757
      114,265  MGIC Investment Corp.                  1,734,543
      107,954  New York Community Bancorp,
                  Inc.                                1,258,744
       23,616  PennyMac Financial Services,
                  Inc.                                1,480,723
       77,978  Radian Group, Inc.                     1,745,927
                                                ---------------
                                                      7,871,694
                                                ---------------
               TRADING COMPANIES &
                 DISTRIBUTORS -- 1.4%
       37,249  Air Lease Corp.                        1,482,883
        7,844  MSC Industrial Direct Co., Inc.,
                  Class A                               640,384
        1,053  Watsco, Inc.                             297,535
        5,010  WESCO International, Inc. (a)            610,669
                                                ---------------
                                                      3,031,471
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.9%                          217,856,964
               (Cost $220,118,739)              ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
      750,802  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                 $       750,802
               (Cost $750,802)                  ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$     927,670  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $927,671. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $948,007. (d)                      927,670
               (Cost $927,670)                  ---------------

               TOTAL INVESTMENTS -- 100.6%          219,535,436
               (Cost $221,797,211)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.6)%              (1,353,570)
                                                ---------------
               NET ASSETS -- 100.0%             $   218,181,866
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,680,684 and the total value of the collateral held by the Fund is $1,678,472.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

                        See Notes to Financial Statements                Page 83


FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     1,680,684
Non-cash Collateral(2)                               (1,678,472)
                                                ---------------
Net Amount                                      $         2,212
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       927,670
Non-cash Collateral(4)                                 (927,670)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     217,856,964   $     217,856,964   $          --   $         --
Money Market Funds..............................             750,802             750,802              --             --
Repurchase Agreements...........................             927,670                  --         927,670             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     219,535,436   $     218,607,766   $     927,670   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

Page 84                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.6%
        7,684  Axon Enterprise, Inc. (a)        $     1,075,222
       27,999  Spirit AeroSystems Holdings,
                  Inc., Class A                       1,227,196
                                                ---------------
                                                      2,302,418
                                                ---------------
               AIRLINES -- 0.1%
       33,599  American Airlines Group,
                  Inc. (a)                              553,376
                                                ---------------
               AUTO COMPONENTS -- 0.7%
       17,738  Fox Factory Holding Corp. (a)          2,360,396
                                                ---------------
               BANKS -- 2.7%
        1,457  First Citizens BancShares, Inc.,
                  Class A                             1,135,120
       23,733  First Financial Bankshares, Inc.       1,115,214
       21,317  Glacier Bancorp, Inc.                  1,106,992
       18,957  Pinnacle Financial Partners,
                  Inc.                                1,833,331
        7,459  Signature Bank                         2,272,235
       22,417  Western Alliance Bancorp               2,223,542
                                                ---------------
                                                      9,686,434
                                                ---------------
               BEVERAGES -- 0.5%
        1,193  Boston Beer (The) Co., Inc.,
                  Class A (a)                           502,050
       16,184  Celsius Holdings, Inc. (a)               772,462
       13,310  National Beverage Corp.                  594,558
                                                ---------------
                                                      1,869,070
                                                ---------------
               BIOTECHNOLOGY -- 4.6%
       25,937  Alkermes PLC (a)                         661,394
       38,285  Apellis Pharmaceuticals,
                  Inc. (a)                            1,541,737
        9,097  Arrowhead Pharmaceuticals,
                  Inc. (a)                              479,958
        7,569  Beam Therapeutics, Inc. (a)              523,850
       17,515  Biohaven Pharmaceutical
                  Holding Co., Ltd. (a)               2,327,218
       13,661  BioMarin Pharmaceutical,
                  Inc. (a)                            1,210,774
        5,635  Blueprint Medicines Corp. (a)            434,458
        7,967  CRISPR Therapeutics AG (a)               507,896
       13,528  Denali Therapeutics, Inc. (a)            462,928
       10,309  Fate Therapeutics, Inc. (a)              427,927
       30,008  Halozyme Therapeutics, Inc. (a)        1,038,577
        4,118  Mirati Therapeutics, Inc. (a)            491,277
        6,457  Natera, Inc. (a)                         456,187
        8,431  Novavax, Inc. (a)                        789,985
       13,399  Sarepta Therapeutics, Inc. (a)           958,966
        7,178  Ultragenyx Pharmaceutical,
                  Inc. (a)                              501,958
       11,165  United Therapeutics Corp. (a)          2,253,879
       43,231  Vir Biotechnology, Inc. (a)            1,484,120
                                                ---------------
                                                     16,553,089
                                                ---------------
               BUILDING PRODUCTS -- 3.8%
       22,166  Advanced Drainage Systems,
                  Inc.                                2,506,753
        9,109  Allegion PLC                           1,117,947
       20,783  Armstrong World Industries, Inc.       2,057,933
       52,194  AZEK (The) Co., Inc. (a)               1,723,968

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
        5,577  Lennox International, Inc.       $     1,581,749
       22,343  Trex Co., Inc. (a)                     2,043,714
       82,884  Zurn Water Solutions Corp.             2,531,277
                                                ---------------
                                                     13,563,341
                                                ---------------
               CAPITAL MARKETS -- 6.6%
       14,675  Affiliated Managers Group, Inc.        2,145,632
       37,125  Ares Management Corp.,
                  Class A                             2,959,605
       17,764  Evercore, Inc., Class A                2,217,302
        4,968  FactSet Research Systems, Inc.         2,095,950
       29,141  Houlihan Lokey, Inc.                   3,097,105
       22,793  Interactive Brokers Group, Inc.,
                  Class A                             1,554,255
       78,628  Invesco Ltd.                           1,781,710
       18,848  LPL Financial Holdings, Inc.           3,247,887
        8,824  Morningstar, Inc.                      2,536,106
       24,102  Tradeweb Markets, Inc., Class A        2,043,127
                                                ---------------
                                                     23,678,679
                                                ---------------
               CHEMICALS -- 3.1%
      111,525  Amyris, Inc. (a) (b)                     508,554
       14,316  Balchem Corp.                          2,103,593
       99,395  Element Solutions, Inc.                2,230,424
       52,445  Olin Corp.                             2,657,388
        5,224  Quaker Chemical Corp.                  1,092,704
       80,905  Valvoline, Inc.                        2,665,011
                                                ---------------
                                                     11,257,674
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.3%
       23,835  IAA, Inc. (a)                          1,094,742
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.1%
       54,650  CommScope Holding Co.,
                  Inc. (a)                              513,164
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        9,629  Valmont Industries, Inc.               2,091,708
       73,864  WillScot Mobile Mini Holdings
                  Corp. (a)                           2,735,922
                                                ---------------
                                                      4,827,630
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.7%
       18,120  Eagle Materials, Inc.                  2,642,802
                                                ---------------
               CONSUMER FINANCE -- 1.0%
      122,701  SLM Corp.                              2,250,336
       11,961  Upstart Holdings, Inc. (a)             1,303,869
                                                ---------------
                                                      3,554,205
                                                ---------------
               CONTAINERS & PACKAGING -- 0.8%
       44,714  Sealed Air Corp.                       3,036,975
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.8%
       41,647  Apollo Global Management, Inc.         2,915,290
                                                ---------------

                        See Notes to Financial Statements                Page 85


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
       29,222  Iridium Communications,
                  Inc. (a)                      $     1,048,485
                                                ---------------
               ELECTRICAL EQUIPMENT -- 0.6%
       96,649  Vertiv Holdings Co.                    2,016,098
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.5%
       26,488  II-VI, Inc. (a)                        1,679,339
                                                ---------------
               ENTERTAINMENT -- 0.7%
       41,920  Warner Music Group Corp.,
                  Class A                             1,781,600
       94,275  Zynga, Inc., Class A (a)                 855,074
                                                ---------------
                                                      2,636,674
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 10.2%
       16,907  Agree Realty Corp.                     1,105,380
       41,510  American Homes 4 Rent,
                  Class A                             1,624,286
       22,069  Apartment Income REIT Corp.            1,165,684
       94,985  Brixmor Property Group, Inc.           2,408,820
       42,407  CubeSmart                              2,151,731
       10,596  EastGroup Properties, Inc.             2,118,246
       13,275  Federal Realty Investment Trust        1,692,430
       36,462  First Industrial Realty Trust,
                  Inc.                                2,216,160
       24,804  Gaming and Leisure Properties,
                  Inc.                                1,120,645
        6,880  Innovative Industrial Properties,
                  Inc.                                1,363,547
       57,650  Iron Mountain, Inc.                    2,647,288
       14,918  Lamar Advertising Co., Class A         1,652,318
       15,758  Life Storage, Inc.                     2,126,542
       34,877  National Storage Affiliates
                  Trust                               2,147,028
        9,832  PS Business Parks, Inc.                1,641,551
       29,754  Rexford Industrial Realty, Inc.        2,177,100
       19,682  Ryman Hospitality Properties,
                  Inc. (a)                            1,739,889
       22,669  Safehold, Inc.                         1,403,211
       50,326  STAG Industrial, Inc.                  2,150,430
       28,300  Terreno Realty Corp.                   2,115,991
                                                ---------------
                                                     36,768,277
                                                ---------------
               FOOD PRODUCTS -- 0.6%
       34,827  Darling Ingredients, Inc. (a)          2,220,918
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 3.3%
       16,713  Globus Medical, Inc.,
                  Class A (a)                         1,115,259
       19,836  Inari Medical, Inc. (a)                1,459,136
       18,010  Integra LifeSciences Holdings
                  Corp. (a)                           1,165,967
       26,569  Neogen Corp. (a)                         968,972
        8,404  Penumbra, Inc. (a)                     1,899,388
       13,408  Quidel Corp. (a)                       1,385,851
       10,154  Shockwave Medical, Inc. (a)            1,472,025
       20,045  Tandem Diabetes Care, Inc. (a)         2,367,515
                                                ---------------
                                                     11,834,113
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.1%
       19,877  Acadia Healthcare Co., Inc. (a)  $     1,046,524
       24,664  AMN Healthcare Services,
                  Inc. (a)                            2,499,450
       24,633  Apollo Medical Holdings,
                  Inc. (a) (b)                        1,268,107
       10,613  DaVita, Inc. (a)                       1,150,131
       21,558  Ensign Group (The), Inc.               1,626,120
       23,965  Progyny, Inc. (a)                        970,582
       47,345  R1 RCM, Inc. (a)                       1,125,864
       20,517  Select Medical Holdings Corp.            476,610
       45,185  Surgery Partners, Inc. (a)             1,928,044
       36,926  Tenet Healthcare Corp. (a)             2,736,955
                                                ---------------
                                                     14,828,387
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.2%
       21,230  Certara, Inc. (a)                        567,478
        7,867  Inspire Medical Systems,
                  Inc. (a)                            1,740,888
       13,371  Omnicell, Inc. (a)                     2,007,522
                                                ---------------
                                                      4,315,888
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 3.1%
       46,012  Boyd Gaming Corp. (a)                  2,735,873
       10,019  Churchill Downs, Inc.                  2,106,996
       11,634  Penn National Gaming, Inc. (a)           530,627
       18,058  Scientific Games Corp. (a)             1,041,947
       20,278  Texas Roadhouse, Inc.                  1,731,538
       21,834  Travel + Leisure Co.                   1,240,171
        6,984  Wingstop, Inc.                         1,070,298
        7,094  Wynn Resorts Ltd. (a)                    606,182
                                                ---------------
                                                     11,063,632
                                                ---------------
               HOUSEHOLD DURABLES -- 1.0%
       40,495  Sonos, Inc. (a)                        1,021,284
       64,148  Tempur Sealy International, Inc.       2,553,732
                                                ---------------
                                                      3,575,016
                                                ---------------
               INSURANCE -- 1.1%
       21,526  RLI Corp.                              2,255,495
       18,281  Trupanion, Inc. (a)                    1,741,265
                                                ---------------
                                                      3,996,760
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
       10,884  Ziff Davis, Inc. (a)                   1,143,473
       18,795  ZoomInfo Technologies, Inc. (a)          993,504
                                                ---------------
                                                      2,136,977
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.3%
       10,232  Chewy, Inc., Class A (a)                 487,146
      194,002  ContextLogic, Inc.,
                  Class A (a) (b)                       514,105
                                                ---------------
                                                      1,001,251
                                                ---------------
               IT SERVICES -- 1.4%
       21,329  GoDaddy, Inc., Class A (a)             1,614,818
        7,222  Jack Henry & Associates, Inc.          1,211,924
       10,412  Shift4 Payments, Inc.,
                  Class A (a)                           548,921

Page 86                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       19,987  TTEC Holdings, Inc.              $     1,600,759
                                                ---------------
                                                      4,976,422
                                                ---------------
               LEISURE PRODUCTS -- 2.1%
       29,952  Brunswick Corp.                        2,719,342
       43,974  Callaway Golf Co. (a)                  1,049,220
      111,936  Mattel, Inc. (a)                       2,341,701
       21,849  YETI Holdings, Inc. (a)                1,432,857
                                                ---------------
                                                      7,543,120
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 2.8%
       28,767  Bruker Corp.                           1,915,882
       43,197  Maravai LifeSciences Holdings,
                  Inc., Class A (a)                   1,249,257
       13,861  Medpace Holdings, Inc. (a)             2,459,773
        6,836  Repligen Corp. (a)                     1,355,852
       25,619  Sotera Health Co. (a)                    551,065
       29,382  Syneos Health, Inc. (a)                2,660,834
                                                ---------------
                                                     10,192,663
                                                ---------------
               MACHINERY -- 2.8%
        7,564  Chart Industries, Inc. (a)               921,825
       22,453  Graco, Inc.                            1,629,190
       15,337  Middleby (The) Corp. (a)               2,840,412
        2,989  RBC Bearings, Inc. (a)                   539,425
       18,113  Toro (The) Co.                         1,749,354
       15,540  Watts Water Technologies, Inc.,
                  Class A                             2,380,883
                                                ---------------
                                                     10,061,089
                                                ---------------
               MEDIA -- 1.0%
       37,291  Altice USA, Inc., Class A (a)            537,736
          343  Cable One, Inc.                          529,842
       15,989  Nexstar Media Group, Inc.,
                  Class A                             2,644,261
                                                ---------------
                                                      3,711,839
                                                ---------------
               METALS & MINING -- 1.6%
       50,638  Alcoa Corp.                            2,871,681
      138,573  Cleveland-Cliffs, Inc. (a)             2,375,141
        5,736  Royal Gold, Inc.                         582,491
                                                ---------------
                                                      5,829,313
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.7%
      120,352  AGNC Investment Corp.                  1,792,041
       24,826  Starwood Property Trust, Inc.            614,444
                                                ---------------
                                                      2,406,485
                                                ---------------
               MULTILINE RETAIL -- 0.2%
       26,674  Nordstrom, Inc. (a)                      600,165
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.2%
       62,326  Antero Midstream Corp.                   620,144
      172,390  Antero Resources Corp. (a)             3,366,777
      112,189  APA Corp.                              3,725,796
       27,975  Diamondback Energy, Inc.               3,529,326
       89,516  Ovintiv, Inc.                          3,473,221

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS
                 (CONTINUED)
       57,749  Targa Resources Corp.            $     3,411,811
          488  Texas Pacific Land Corp.                 524,600
                                                ---------------
                                                     18,651,675
                                                ---------------
               PAPER & FOREST PRODUCTS -- 0.7%
       38,505  Louisiana-Pacific Corp.                2,558,272
                                                ---------------
               PERSONAL PRODUCTS -- 1.1%
      229,845  Coty, Inc., Class A (a)                1,949,086
       44,224  Herbalife Nutrition Ltd. (a)           1,879,962
                                                ---------------
                                                      3,829,048
                                                ---------------
               PROFESSIONAL SERVICES -- 0.5%
       15,506  Exponent, Inc.                         1,472,760
       17,658  Upwork, Inc. (a)                         480,297
                                                ---------------
                                                      1,953,057
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.5%
       53,733  eXp World Holdings, Inc. (b)           1,458,314
       15,715  Redfin Corp. (a)                         464,692
                                                ---------------
                                                      1,923,006
                                                ---------------
               ROAD & RAIL -- 2.1%
        4,151  AMERCO                                 2,527,752
       14,551  Avis Budget Group, Inc. (a)            2,563,595
        8,955  Saia, Inc. (a)                         2,545,727
                                                ---------------
                                                      7,637,074
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.6%
       97,356  Amkor Technology, Inc.                 2,143,779
       17,550  Azenta, Inc.                           1,480,167
       26,232  Cirrus Logic, Inc. (a)                 2,346,190
        6,921  First Solar, Inc. (a)                    542,468
       31,315  Lattice Semiconductor Corp. (a)        1,729,214
       30,825  MACOM Technology Solutions
                  Holdings, Inc. (a)                  1,886,798
       13,856  MKS Instruments, Inc.                  2,152,253
       19,488  Power Integrations, Inc.               1,572,877
       11,695  Silicon Laboratories, Inc. (a)         1,931,897
       28,908  SunPower Corp. (a) (b)                   485,076
       10,417  Synaptics, Inc. (a)                    2,191,216
        3,659  Universal Display Corp.                  561,693
       10,798  Wolfspeed, Inc. (a)                    1,017,604
                                                ---------------
                                                     20,041,232
                                                ---------------
               SOFTWARE -- 6.7%
       24,277  Asana, Inc., Class A (a)               1,274,057
       21,836  Black Knight, Inc. (a)                 1,628,965
        5,827  Blackline, Inc. (a)                      535,326
       45,799  Datto Holding Corp. (a)                1,140,853
       19,784  Digital Turbine, Inc. (a)                873,464
       12,675  Dolby Laboratories, Inc.,
                  Class A                             1,113,499
       24,586  Dropbox, Inc., Class A (a)               608,503
        4,897  Elastic N.V. (a)                         456,645
       34,396  Mandiant, Inc. (a)                       519,036
        7,756  Manhattan Associates, Inc. (a)         1,038,296

                        See Notes to Financial Statements                Page 87


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
        1,109  MicroStrategy, Inc.,
                  Class A (a) (b)               $       408,123
       30,017  NCR Corp. (a)                          1,142,447
       27,440  New Relic, Inc. (a)                    2,885,042
       18,940  Nutanix, Inc., Class A (a)               517,820
        5,115  Paylocity Holding Corp. (a)            1,043,358
        5,397  Pegasystems, Inc.                        535,490
        7,596  Q2 Holdings, Inc. (a)                    495,639
       15,378  Rapid7, Inc. (a)                       1,481,363
       24,962  Sailpoint Technologies
                  Holdings, Inc. (a)                    965,780
       23,376  Smartsheet, Inc., Class A (a)          1,454,455
       32,866  Tenable Holdings, Inc. (a)             1,689,312
       28,417  Teradata Corp. (a)                     1,146,342
        9,248  Workiva, Inc. (a)                      1,093,853
                                                ---------------
                                                     24,047,668
                                                ---------------
               SPECIALTY RETAIL -- 4.7%
       71,487  American Eagle Outfitters, Inc.        1,632,048
       26,234  Dick's Sporting Goods, Inc.            3,027,404
       11,666  Five Below, Inc. (a)                   1,913,224
       23,204  Floor & Decor Holdings, Inc.,
                  Class A (a)                         2,522,739
        8,131  GameStop Corp., Class A (a) (b)          885,710
       76,504  Leslie's, Inc. (a)                     1,593,578
       37,716  National Vision Holdings,
                  Inc. (a)                            1,541,830
        2,256  RH (a)                                   908,762
       17,839  Williams-Sonoma, Inc.                  2,863,873
                                                ---------------
                                                     16,889,168
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.7%
       92,676  Pure Storage, Inc., Class A (a)        2,454,987
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.3%
       23,527  Crocs, Inc. (a)                        2,414,341
        6,587  Deckers Outdoor Corp. (a)              2,109,355
       44,587  Tapestry, Inc.                         1,692,076
      113,900  Under Armour, Inc., Class A (a)        2,144,737
                                                ---------------
                                                      8,360,509
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.4%
       12,454  SiteOne Landscape Supply,
                  Inc. (a)                            2,243,214
      106,417  Univar Solutions, Inc. (a)             2,820,051
                                                ---------------
                                                      5,063,265
                                                ---------------
               WATER UTILITIES -- 0.6%
       44,947  Essential Utilities, Inc.              2,190,717
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         360,451,874
               (Cost $354,355,948)              ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               MONEY MARKET FUNDS -- 0.3%
    1,209,475  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class -
                  0.01% (c) (d)                 $     1,209,475
               (Cost $1,209,475)                ---------------

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.4%
$   1,494,394  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $1,494,396. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $1,527,155. (d)                  1,494,394
               (Cost $1,494,394)                ---------------

               TOTAL INVESTMENTS -- 100.7%          363,155,743
               (Cost $357,059,817)
               NET OTHER ASSETS AND
                  LIABILITIES -- (0.7)%              (2,584,906)
                                                ---------------
               NET ASSETS -- 100.0%             $   360,570,837
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,922,586 and the total value of the collateral held by the Fund is $2,703,869.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

Page 88                 See Notes to Financial Statements


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     2,922,586
Non-cash Collateral(2)                               (2,703,869)
                                                ---------------
Net Amount                                      $       218,717
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     1,494,394
Non-cash Collateral(4)                               (1,494,394)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     360,451,874   $     360,451,874   $          --   $         --
Money Market Funds..............................           1,209,475           1,209,475              --             --
Repurchase Agreements...........................           1,494,394                  --       1,494,394             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     363,155,743   $     361,661,349   $   1,494,394   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 89


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 0.5%
       10,655  Maxar Technologies, Inc.         $       277,136
        7,919  Moog, Inc., Class A                      603,745
        9,348  Parsons Corp. (a)                        284,647
                                                ---------------
                                                      1,165,528
                                                ---------------
               AIR FREIGHT & LOGISTICS -- 1.4%
       54,588  Air Transport Services Group,
                  Inc. (a)                            1,465,688
       17,036  Atlas Air Worldwide Holdings,
                  Inc. (a)                            1,368,502
        7,614  Hub Group, Inc., Class A (a)             576,532
                                                ---------------
                                                      3,410,722
                                                ---------------
               AIRLINES -- 0.9%
        1,685  Allegiant Travel Co. (a)                 301,042
       32,648  SkyWest, Inc. (a)                      1,245,521
       23,542  Sun Country Airlines Holdings,
                  Inc. (a)                              625,747
                                                ---------------
                                                      2,172,310
                                                ---------------
               AUTO COMPONENTS -- 1.2%
       56,222  Dana, Inc.                             1,217,768
        2,782  Dorman Products, Inc. (a)                260,479
        4,113  LCI Industries                           506,598
       15,897  Patrick Industries, Inc.               1,023,767
                                                ---------------
                                                      3,008,612
                                                ---------------
               AUTOMOBILES -- 0.5%
       17,122  Winnebago Industries, Inc.             1,104,711
                                                ---------------
               BANKS -- 15.1%
       56,794  Associated Banc-Corp.                  1,357,377
       34,403  Atlantic Union Bankshares
                  Corp.                               1,400,890
        4,460  BancFirst Corp.                          334,277
       22,314  BankUnited, Inc.                         931,610
       15,562  Banner Corp.                             966,556
       21,959  Cathay General Bancorp                   991,668
       28,855  Columbia Banking System, Inc.          1,003,288
       29,958  CVB Financial Corp.                      659,975
       16,179  Eagle Bancorp, Inc.                      970,255
       15,600  Eastern Bankshares, Inc.                 332,124
       13,619  Enterprise Financial Services
                  Corp.                                 674,685
       77,826  F.N.B. Corp.                           1,005,512
       14,638  FB Financial Corp.                       651,684
       68,508  First BanCorp                            996,791
       52,624  First Financial Bancorp                1,326,651
       23,471  First Hawaiian, Inc.                     665,403
       15,773  First Interstate BancSystem,
                  Inc., Class A                         579,658
       22,535  First Merchants Corp.                    956,160
       55,536  Fulton Financial Corp.                   996,871
       18,876  Hancock Whitney Corp.                    995,143
       18,651  Heartland Financial USA, Inc.            970,412
       36,507  Hilltop Holdings, Inc.                 1,205,826
       26,341  Home BancShares, Inc.                    620,594
       87,215  Hope Bancorp, Inc.                     1,460,851
        8,894  Independent Bank Group, Inc.             675,232

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BANKS (CONTINUED)
       22,267  International Bancshares Corp.   $       935,882
       24,508  NBT Bancorp, Inc.                        947,969
       66,672  Northwest Bancshares, Inc.               940,742
       70,801  Old National Bancorp                   1,297,782
        2,291  Park National Corp.                      310,339
       24,878  Renasant Corp.                           915,013
       19,638  Sandy Spring Bancorp, Inc.               929,074
        8,895  Seacoast Banking Corp. of
                  Florida                               324,668
       31,916  Simmons First National Corp.,
                  Class A                               912,798
       15,669  Texas Capital Bancshares,
                  Inc. (a)                              982,446
       40,608  TowneBank                              1,274,279
       29,082  Trustmark Corp.                          947,492
       17,849  United Community Banks, Inc.             631,676
       36,666  WesBanco, Inc.                         1,301,276
        5,448  Westamerica BanCorp                      316,420
       10,391  Wintrust Financial Corp.               1,019,045
                                                ---------------
                                                     36,716,394
                                                ---------------
               BIOTECHNOLOGY -- 1.9%
       36,889  Emergent BioSolutions, Inc. (a)        1,726,405
      110,028  Ironwood Pharmaceuticals,
                  Inc. (a)                            1,226,812
       65,426  OPKO Health, Inc. (a)                    204,784
       37,700  Sage Therapeutics, Inc. (a)            1,486,134
                                                ---------------
                                                      4,644,135
                                                ---------------
               BUILDING PRODUCTS -- 0.9%
       91,955  Cornerstone Building Brands,
                  Inc. (a)                            1,356,336
        4,722  Gibraltar Industries, Inc. (a)           258,766
       24,334  JELD-WEN Holding, Inc. (a)               574,282
                                                ---------------
                                                      2,189,384
                                                ---------------
               CAPITAL MARKETS -- 1.6%
       62,641  Brightsphere Investment Group,
                  Inc.                                1,351,793
       25,118  Federated Hermes, Inc.                   831,657
      103,863  Golub Capital BDC, Inc.                1,628,572
                                                ---------------
                                                      3,812,022
                                                ---------------
               CHEMICALS -- 2.9%
       16,800  Cabot Corp.                              923,832
        3,886  H.B. Fuller Co.                          278,898
        4,387  Ingevity Corp. (a)                       289,147
        7,103  Innospec, Inc.                           660,295
       42,737  Kronos Worldwide, Inc.                   613,276
       17,542  Minerals Technologies, Inc.            1,227,414
        1,874  NewMarket Corp.                          633,543
        7,596  Stepan Co.                               836,776
       30,571  Trinseo PLC                            1,636,771
                                                ---------------
                                                      7,099,952
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 2.8%
       15,701  ABM Industries, Inc.                     654,575
       11,899  Brady Corp., Class A                     617,796
       91,117  BrightView Holdings, Inc. (a)          1,209,122

Page 90                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               COMMERCIAL SERVICES & SUPPLIES
                  (CONTINUED)
       29,397  Deluxe Corp.                     $       884,850
       38,388  Harsco Corp. (a)                         602,692
       36,062  Healthcare Services Group, Inc.          655,968
       15,258  HNI Corp.                                639,920
       60,437  KAR Auction Services, Inc. (a)           859,414
        3,048  UniFirst Corp.                           579,394
                                                ---------------
                                                      6,703,731
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 0.6%
       19,391  NetScout Systems, Inc. (a)               611,786
       21,195  Viasat, Inc. (a)                         933,004
                                                ---------------
                                                      1,544,790
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
       17,917  Arcosa, Inc.                             836,007
        3,177  Comfort Systems USA, Inc.                285,231
        8,135  Granite Construction, Inc.               292,697
       66,876  Primoris Services Corp.                1,720,051
                                                ---------------
                                                      3,133,986
                                                ---------------
               CONSUMER FINANCE -- 2.1%
       25,822  Encore Capital Group, Inc. (a)         1,665,519
        4,204  FirstCash Holdings, Inc.                 293,019
       13,132  Nelnet, Inc., Class A                  1,162,576
       18,803  PRA Group, Inc. (a)                      874,339
       28,437  PROG Holdings, Inc. (a)                1,132,077
                                                ---------------
                                                      5,127,530
                                                ---------------
               CONTAINERS & PACKAGING -- 1.3%
       26,567  Greif, Inc., Class A                   1,571,704
       26,155  O-I Glass, Inc. (a)                      348,123
      101,179  Pactiv Evergreen, Inc.                 1,107,910
                                                ---------------
                                                      3,027,737
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 1.4%
       21,697  Adtalem Global Education,
                  Inc. (a)                              638,325
        2,548  Graham Holdings Co., Class B           1,516,366
       22,177  Strategic Education, Inc.              1,323,080
                                                ---------------
                                                      3,477,771
                                                ---------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.6%
       45,622  Cannae Holdings, Inc. (a)              1,362,729
                                                ---------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.5%
      112,542  Liberty Latin America Ltd.,
                  Class C (a)                         1,216,579
                                                ---------------
               ELECTRIC UTILITIES -- 0.6%
       14,230  ALLETE, Inc.                             908,301
        3,824  MGE Energy, Inc.                         296,092
        4,403  Otter Tail Corp.                         279,150
                                                ---------------
                                                      1,483,543
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               ELECTRICAL EQUIPMENT -- 0.8%
        8,963  Encore Wire Corp.                $     1,010,040
       79,802  GrafTech International Ltd.              836,325
                                                ---------------
                                                      1,846,365
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 3.7%
       38,893  Avnet, Inc.                            1,569,721
        4,784  Belden, Inc.                             267,665
        2,951  Insight Enterprises, Inc. (a)            277,837
       40,434  Knowles Corp. (a)                        857,605
       19,199  Methode Electronics, Inc.                845,332
        6,879  OSI Systems, Inc. (a)                    570,544
        6,686  Plexus Corp. (a)                         518,299
       38,679  Sanmina Corp. (a)                      1,462,840
       86,101  TTM Technologies, Inc. (a)             1,158,919
       73,329  Vishay Intertechnology, Inc.           1,518,644
                                                ---------------
                                                      9,047,406
                                                ---------------
               ENERGY EQUIPMENT & SERVICES
                  -- 1.1%
       13,280  Helmerich & Payne, Inc.                  381,136
       75,913  Patterson-UTI Energy, Inc.               756,094
      464,836  Transocean Ltd. (a)                    1,464,233
                                                ---------------
                                                      2,601,463
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.8%
       47,799  Brandywine Realty Trust                  614,695
       12,675  Broadstone Net Lease, Inc.               292,919
       22,931  Corporate Office Properties
                  Trust                                 579,237
        6,628  EPR Properties                           291,433
       12,151  Equity Commonwealth (a)                  316,412
       61,781  Global Net Lease, Inc.                   885,939
       25,958  Hudson Pacific Properties, Inc.          613,388
       37,689  Industrial Logistics Properties
                  Trust                                 864,209
       27,652  LTC Properties, Inc.                     997,408
       60,437  LXP Industrial Trust                     899,907
       16,428  National Health Investors, Inc.          950,031
      113,200  Paramount Group, Inc.                    983,708
       16,713  Physicians Realty Trust                  305,179
       51,366  Piedmont Office Realty Trust,
                  Inc., Class A                         912,260
       21,302  PotlatchDeltic Corp.                   1,145,835
       23,244  Sabra Health Care REIT, Inc.             316,351
       24,814  Washington Real Estate
                  Investment Trust                      610,921
                                                ---------------
                                                     11,579,832
                                                ---------------
               FOOD & STAPLES RETAILING -- 1.2%
        8,765  PriceSmart, Inc.                         625,909
       43,226  Sprouts Farmers Market, Inc. (a)       1,173,154
       26,139  United Natural Foods, Inc. (a)         1,013,670
                                                ---------------
                                                      2,812,733
                                                ---------------
               FOOD PRODUCTS -- 1.4%
       10,242  B&G Foods, Inc. (b)                      318,526
       58,108  Fresh Del Monte Produce, Inc.          1,617,146
       31,417  Hostess Brands, Inc. (a)                 644,677

                        See Notes to Financial Statements                Page 91


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               FOOD PRODUCTS (CONTINUED)
       23,291  TreeHouse Foods, Inc. (a)        $       902,060
                                                ---------------
                                                      3,482,409
                                                ---------------
               GAS UTILITIES -- 2.3%
       26,302  Northwest Natural Holding Co.          1,245,137
        8,267  ONE Gas, Inc.                            643,917
       49,117  South Jersey Industries, Inc.          1,228,907
       18,316  Southwest Gas Holdings, Inc.           1,248,785
       19,670  Spire, Inc.                            1,296,646
                                                ---------------
                                                      5,663,392
                                                ---------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 0.1%
        3,679  Integer Holdings Corp. (a)               288,470
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 0.3%
       21,855  Patterson Cos., Inc.                     627,020
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 0.4%
       17,535  Brinker International, Inc. (a)          582,337
        2,448  Cracker Barrel Old Country
                  Store, Inc.                           291,655
                                                ---------------
                                                        873,992
                                                ---------------
               HOUSEHOLD DURABLES -- 4.9%
          987  Cavco Industries, Inc. (a)               265,937
       19,604  Century Communities, Inc.              1,290,924
        9,733  iRobot Corp. (a)                         637,706
       35,849  KB Home                                1,514,620
       35,334  La-Z-Boy, Inc.                         1,297,111
       28,721  M.D.C. Holdings, Inc.                  1,455,868
       25,787  M/I Homes, Inc. (a)                    1,366,453
       13,136  Meritage Homes Corp. (a)               1,340,266
       45,873  Taylor Morrison Home Corp. (a)         1,407,842
       57,498  Tri Pointe Homes, Inc. (a)             1,369,028
                                                ---------------
                                                     11,945,755
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.6%
       19,732  Central Garden & Pet Co.,
                  Class A (a)                           854,988
        7,851  Energizer Holdings, Inc.                 295,276
        3,097  Spectrum Brands Holdings, Inc.           276,810
                                                ---------------
                                                      1,427,074
                                                ---------------
               INSURANCE -- 5.9%
       32,964  American Equity Investment
                  Life Holding Co.                    1,356,139
       11,037  Argo Group International
                  Holdings Ltd.                         626,681
       25,556  Assured Guaranty Ltd.                  1,361,879
        6,075  Brighthouse Financial, Inc. (a)          330,784
       67,268  CNO Financial Group, Inc.              1,677,664
      395,970  Genworth Financial, Inc.,
                  Class A (a)                         1,544,283
       33,151  Horace Mann Educators Corp.            1,260,070
       30,223  Mercury General Corp.                  1,651,989
      197,252  SiriusPoint Ltd. (a)                   1,670,724

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               INSURANCE (CONTINUED)
       20,116  Stewart Information Services
                  Corp.                         $     1,436,886
        1,263  White Mountains Insurance
                  Group Ltd.                          1,314,732
                                                ---------------
                                                     14,231,831
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 0.1%
        5,332  Overstock.com, Inc. (a)                  255,616
                                                ---------------
               IT SERVICES -- 0.8%
        5,457  CSG Systems International, Inc.          309,794
      113,018  SolarWinds Corp.                       1,537,045
                                                ---------------
                                                      1,846,839
                                                ---------------
               LEISURE PRODUCTS -- 0.4%
       13,739  Malibu Boats, Inc., Class A (a)          902,103
                                                ---------------
               MACHINERY -- 3.2%
        4,360  Alamo Group, Inc.                        614,106
        3,554  Albany International Corp.,
                  Class A                               297,505
       12,439  Altra Industrial Motion Corp.            600,555
       13,769  Barnes Group, Inc.                       621,946
        2,858  EnPro Industries, Inc.                   300,147
        3,498  ESCO Technologies, Inc.                  279,071
        7,257  Federal Signal Corp.                     283,168
        3,328  Franklin Electric Co., Inc.              288,870
       12,339  Hillenbrand, Inc.                        573,517
       17,863  Kennametal, Inc.                         617,524
       51,774  Meritor, Inc. (a)                      1,193,391
       21,617  Mueller Industries, Inc.               1,116,734
        6,132  Proto Labs, Inc. (a)                     307,704
        5,277  SPX Corp. (a)                            275,354
        3,884  Tennant Co.                              299,728
                                                ---------------
                                                      7,669,320
                                                ---------------
               MEDIA -- 2.5%
       39,237  Advantage Solutions, Inc. (a)            285,645
       46,563  AMC Networks, Inc.,
                  Class A (a)                         1,984,981
       79,545  Gray Television, Inc.                  1,658,513
       11,202  John Wiley & Sons, Inc.,
                  Class A                               568,502
       86,409  TEGNA, Inc.                            1,672,878
                                                ---------------
                                                      6,170,519
                                                ---------------
               METALS & MINING -- 1.4%
       10,777  Carpenter Technology Corp.               309,516
       62,436  Coeur Mining, Inc. (a)                   292,825
       35,352  Commercial Metals Co.                  1,182,171
       29,341  Worthington Industries, Inc.           1,589,695
                                                ---------------
                                                      3,374,207
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 3.7%
      121,863  Apollo Commercial Real Estate
                  Finance, Inc.                       1,663,430
      106,342  Chimera Investment Corp.               1,541,959
      351,685  MFA Financial, Inc.                    1,628,302
      431,099  New York Mortgage Trust, Inc.          1,616,621

Page 92                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS (CONTINUED)
       54,472  PennyMac Mortgage Investment
                  Trust                         $       970,691
      277,938  Two Harbors Investment Corp.           1,598,143
                                                ---------------
                                                      9,019,146
                                                ---------------
               MULTILINE RETAIL -- 0.6%
       35,600  Big Lots, Inc.                         1,491,996
                                                ---------------
               MULTI-UTILITIES -- 1.1%
       30,195  Avista Corp.                           1,342,470
       22,443  NorthWestern Corp.                     1,304,387
                                                ---------------
                                                      2,646,857
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 3.8%
       30,037  California Resources Corp.             1,280,177
      124,076  Equitrans Midstream Corp.              1,006,256
       36,160  Murphy Oil Corp.                       1,142,656
       12,729  Oasis Petroleum, Inc.                  1,723,889
       37,789  Renewable Energy Group,
                  Inc. (a)                            1,521,385
       19,837  Whiting Petroleum Corp. (a)            1,472,897
       35,662  World Fuel Services Corp.              1,006,025
                                                ---------------
                                                      9,153,285
                                                ---------------
               PERSONAL PRODUCTS -- 1.1%
       20,650  Edgewell Personal Care Co.               945,770
       25,279  Nu Skin Enterprises, Inc.,
                  Class A                             1,218,195
        6,341  USANA Health Sciences,
                  Inc. (a)                              606,073
                                                ---------------
                                                      2,770,038
                                                ---------------
               PHARMACEUTICALS -- 0.2%
       10,574  Prestige Consumer Healthcare,
                  Inc. (a)                              596,902
                                                ---------------
               PROFESSIONAL SERVICES -- 0.6%
        8,047  CBIZ, Inc. (a)                           310,856
        3,066  ICF International, Inc.                  289,400
       12,943  ManTech International Corp.,
                  Class A                               935,002
                                                ---------------
                                                      1,535,258
                                                ---------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT -- 0.9%
       12,464  Marcus & Millichap, Inc. (a)             583,440
       95,399  Realogy Holdings Corp. (a)             1,574,083
                                                ---------------
                                                      2,157,523
                                                ---------------
               ROAD & RAIL -- 1.7%
        5,350  ArcBest Corp.                            473,154
       15,565  Ryder System, Inc.                     1,139,202
       47,677  Schneider National, Inc.,
                  Class B                             1,220,531
       26,916  Werner Enterprises, Inc.               1,200,185
                                                ---------------
                                                      4,033,072
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 3.9%
        7,426  Asbury Automotive Group,
                  Inc. (a)                      $     1,195,363
       15,877  Camping World Holdings, Inc.,
                  Class A                               527,116
        8,211  Group 1 Automotive, Inc.               1,394,310
        5,402  Monro, Inc.                              268,642
        3,220  Murphy USA, Inc.                         633,245
       32,663  ODP (The) Corp. (a)                    1,444,685
       51,138  Sally Beauty Holdings, Inc. (a)          878,039
       32,427  Sonic Automotive, Inc., Class A        1,654,101
       54,622  Urban Outfitters, Inc. (a)             1,568,744
                                                ---------------
                                                      9,564,245
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.2%
       14,598  Super Micro Computer, Inc. (a)           591,511
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 2.9%
       27,771  Capitol Federal Financial, Inc.          309,091
       38,543  Mr. Cooper Group, Inc. (a)             1,547,501
       73,399  NMI Holdings, Inc., Class A (a)        1,815,891
       38,976  Provident Financial Services,
                  Inc.                                  942,050
       28,284  Washington Federal, Inc.                 990,506
       25,594  WSFS Financial Corp.                   1,340,614
                                                ---------------
                                                      6,945,653
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 3.1%
        3,062  Applied Industrial Technologies,
                  Inc.                                  300,015
       16,459  Beacon Roofing Supply, Inc. (a)          903,105
       22,523  Boise Cascade Co.                      1,581,565
        6,158  GATX Corp.                               643,203
       15,703  GMS, Inc. (a)                            803,680
       11,764  McGrath RentCorp                         896,534
       23,060  Rush Enterprises, Inc., Class A        1,218,029
       21,299  Triton International Ltd.              1,286,886
                                                ---------------
                                                      7,633,017
                                                ---------------
               WATER UTILITIES -- 0.1%
        4,297  SJW Group                                295,891
                                                ---------------
               WIRELESS TELECOMMUNICATION
                  SERVICES -- 1.9%
       62,890  Shenandoah
                  Telecommunications Co.              1,432,005
       79,589  Telephone and Data Systems,
                  Inc.                                1,575,862
       50,882  United States Cellular Corp. (a)       1,558,007
                                                ---------------
                                                      4,565,874
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 99.8%                          242,048,780
               (Cost $245,054,099)              ---------------

               MONEY MARKET FUNDS -- 0.1%
      123,559  Goldman Sachs Financial Square
                  Treasury Obligations Fund -
                  Institutional Class - .
                  0.01% (c) (d)                         123,559
               (Cost $123,559)                  ---------------

                        See Notes to Financial Statements                Page 93


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 0.1%
$     152,666  BNP Paribas S.A., 0.03% (c),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $152,666. Collateralized by
                  U.S. Treasury Note, interest
                  rate of 1.13%, due 02/28/25.
                  The value of the collateral
                  including accrued interest
                  is $156,013. (d)              $       152,666
               (Cost $152,666)                  ---------------

               TOTAL INVESTMENTS -- 100.0%          242,325,005
               (Cost $245,330,324)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.0%                   170,024
                                                ---------------
               NET ASSETS -- 100.0%             $   242,495,029
                                                ===============

(a)   Non-income producing security.

(b)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $270,570 and the total value of the collateral held by the Fund is $276,225.

(c)   Rate shown reflects yield as of January 31, 2022.

(d)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $       270,570
Non-cash Collateral(2)                                 (270,570)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   At January 31, 2022, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $       152,666
Non-cash Collateral(4)                                 (152,666)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 94                 See Notes to Financial Statements


FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     242,048,780   $     242,048,780   $          --   $         --
Money Market Funds..............................             123,559             123,559              --             --
Repurchase Agreements...........................             152,666                  --         152,666             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     242,325,005   $     242,172,339   $     152,666   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements                Page 95


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 0.3%
        6,715  AeroVironment, Inc. (a)          $       382,218
       21,460  Kratos Defense & Security
                  Solutions, Inc. (a)                   359,669
                                                ---------------
                                                        741,887
                                                ---------------
               AIRLINES -- 0.3%
       38,843  Spirit Airlines, Inc. (a)                833,959
                                                ---------------
               AUTO COMPONENTS -- 1.5%
       44,309  Adient PLC (a)                         1,859,649
       19,536  Gentherm, Inc. (a)                     1,707,251
       12,425  XPEL, Inc. (a) (b)                       774,823
                                                ---------------
                                                      4,341,723
                                                ---------------
               BANKS -- 3.9%
       17,081  Ameris Bancorp                           842,264
       24,306  Live Oak Bancshares, Inc.              1,430,651
       35,556  Meta Financial Group, Inc.             2,114,160
       31,195  Pacific Premier Bancorp, Inc.          1,193,209
       19,983  ServisFirst Bancshares, Inc.           1,695,957
       11,449  Silvergate Capital Corp.,
                  Class A (a)                         1,233,515
       17,818  Triumph Bancorp, Inc. (a)              1,558,719
       31,393  Veritex Holdings, Inc.                 1,260,429
                                                ---------------
                                                     11,328,904
                                                ---------------
               BEVERAGES -- 0.7%
        3,429  Coca-Cola Consolidated, Inc.           1,964,817
                                                ---------------
               BIOTECHNOLOGY -- 5.4%
       36,355  ACADIA Pharmaceuticals,
                  Inc. (a)                              817,624
       60,476  Alector, Inc. (a)                        959,149
       73,470  Amicus Therapeutics, Inc. (a)            691,353
       20,965  Arcus Biosciences, Inc. (a)              645,722
       72,706  Avid Bioservices, Inc. (a)             1,371,962
       90,177  BioCryst Pharmaceuticals,
                  Inc. (a)                            1,393,235
       21,960  Celldex Therapeutics, Inc. (a)           680,980
       27,399  Cytokinetics, Inc. (a)                   909,373
       42,608  Deciphera Pharmaceuticals,
                  Inc. (a)                              359,185
       28,991  Global Blood Therapeutics,
                  Inc. (a)                              836,390
       15,280  Insmed, Inc. (a)                         346,550
       26,736  Kymera Therapeutics, Inc. (a)          1,122,912
       25,942  MacroGenics, Inc. (a)                    320,384
       17,914  Morphic Holding, Inc. (a)                760,091
       30,752  Myriad Genetics, Inc. (a)                808,470
       45,057  Organogenesis Holdings, Inc. (a)         346,488
       24,812  Protagonist Therapeutics,
                  Inc. (a)                              726,744
       25,282  Prothena Corp. PLC (a)                   861,611
       21,310  PTC Therapeutics, Inc. (a)               857,088
       20,602  Veracyte, Inc. (a)                       626,507
       10,593  Vericel Corp. (a)                        376,899
                                                ---------------
                                                     15,818,717
                                                ---------------
               BUILDING PRODUCTS -- 0.7%
       15,720  AAON, Inc.                             1,010,010

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               BUILDING PRODUCTS (CONTINUED)
       10,335  CSW Industrials, Inc.            $     1,147,185
                                                ---------------
                                                      2,157,195
                                                ---------------
               CAPITAL MARKETS -- 5.2%
       26,211  Artisan Partners Asset
                  Management, Inc., Class A           1,132,577
       23,878  B. Riley Financial, Inc.               1,470,169
       13,497  Cohen & Steers, Inc.                   1,127,404
       28,424  Focus Financial Partners, Inc.,
                  Class A (a)                         1,431,433
       12,057  Hamilton Lane, Inc., Class A           1,090,676
       27,152  Moelis & Co., Class A                  1,533,273
       11,880  Piper Sandler Cos.                     1,832,134
       11,451  PJT Partners, Inc., Class A              793,783
       40,826  StepStone Group, Inc., Class A         1,429,318
       58,876  Virtu Financial, Inc., Class A         1,821,035
        5,715  Virtus Investment Partners, Inc.       1,495,501
                                                ---------------
                                                     15,157,303
                                                ---------------
               CHEMICALS -- 0.4%
       51,223  Livent Corp. (a)                       1,178,641
                                                ---------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 1.1%
       19,047  Brink's (The) Co.                      1,329,100
       19,872  Casella Waste Systems, Inc.,
                  Class A (a)                         1,509,874
        5,817  Cimpress PLC (a)                         391,019
                                                ---------------
                                                      3,229,993
                                                ---------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.2%
       26,530  Calix, Inc. (a)                        1,333,928
      130,235  Infinera Corp. (a)                     1,096,579
       70,885  Viavi Solutions, Inc. (a)              1,166,767
                                                ---------------
                                                      3,597,274
                                                ---------------
               CONSTRUCTION & ENGINEERING
                  -- 1.0%
       20,842  Ameresco, Inc., Class A (a)            1,054,814
       19,187  MYR Group, Inc. (a)                    1,804,153
                                                ---------------
                                                      2,858,967
                                                ---------------
               CONSTRUCTION MATERIALS -- 0.6%
       52,853  Summit Materials, Inc.,
                  Class A (a)                         1,879,453
                                                ---------------
               CONSUMER FINANCE -- 0.8%
       51,655  LendingClub Corp. (a)                    969,048
       79,981  Navient Corp.                          1,394,069
                                                ---------------
                                                      2,363,117
                                                ---------------
               CONTAINERS & PACKAGING -- 0.5%
       56,458  Ranpak Holdings Corp. (a)              1,516,462
                                                ---------------
               DIVERSIFIED CONSUMER SERVICES
                  -- 0.5%
       20,744  2U, Inc. (a)                             334,808
      127,700  Vivint Smart Home, Inc. (a)              919,440
       25,810  WW International, Inc. (a)               325,206
                                                ---------------
                                                      1,579,454
                                                ---------------

Page 96                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 0.3%
        5,803  Bandwidth, Inc., Class A (a)     $       363,326
      358,891  Globalstar, Inc. (a)                     384,013
                                                ---------------
                                                        747,339
                                                ---------------
               ELECTRICAL EQUIPMENT -- 1.4%
       26,535  Array Technologies, Inc. (a)             279,679
       19,084  Atkore, Inc. (a)                       2,056,873
       15,708  Blink Charging Co. (a) (c)               328,454
       38,695  Bloom Energy Corp., Class A (a)          583,521
        9,837  Vicor Corp. (a)                          927,924
                                                ---------------
                                                      4,176,451
                                                ---------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS -- 0.9%
        9,316  Advanced Energy Industries,
                  Inc.                                  802,853
       11,717  Badger Meter, Inc.                     1,185,409
       17,385  nLight, Inc. (a)                         359,695
        7,886  PAR Technology Corp. (a)                 295,725
                                                ---------------
                                                      2,643,682
                                                ---------------
               ENTERTAINMENT -- 0.3%
       25,827  Cinemark Holdings, Inc. (a)              389,988
        8,436  World Wrestling Entertainment,
                  Inc., Class A                         421,294
                                                ---------------
                                                        811,282
                                                ---------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 6.8%
       38,872  Acadia Realty Trust                      769,277
       37,168  CareTrust REIT, Inc.                     788,333
       88,309  DiamondRock Hospitality
                  Co. (a)                               825,689
      203,756  DigitalBridge Group, Inc. (a)          1,487,419
       37,026  Easterly Government Properties,
                  Inc.                                  776,435
       46,772  Empire State Realty Trust, Inc.,
                  Class A                               417,206
       29,433  Essential Properties Realty
                  Trust, Inc.                           781,446
       42,468  Four Corners Property Trust,
                  Inc.                                1,149,609
       65,712  Independence Realty Trust, Inc.        1,510,719
       65,712  iStar, Inc.                            1,410,836
       38,961  Kite Realty Group Trust                  813,506
       49,109  Macerich (The) Co.                       812,263
       20,250  NexPoint Residential Trust, Inc.       1,605,825
       46,569  Outfront Media, Inc.                   1,156,774
       43,301  Retail Opportunity Investments
                  Corp.                                 802,367
       47,363  Service Properties Trust                 404,954
       53,612  SITE Centers Corp.                       793,994
       64,777  Tanger Factory Outlet Centers,
                  Inc.                                1,101,857
      121,148  Uniti Group, Inc.                      1,461,045
       65,729  Urban Edge Properties                  1,198,897
                                                ---------------
                                                     20,068,451
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               FOOD PRODUCTS -- 0.9%
       40,826  Simply Good Foods (The)
                  Co. (a)                       $     1,438,300
       78,300  Utz Brands, Inc.                       1,261,413
                                                ---------------
                                                      2,699,713
                                                ---------------
               HEALTH CARE EQUIPMENT &
                 SUPPLIES -- 2.7%
       12,207  AtriCure, Inc. (a)                       801,267
       15,157  Axonics, Inc. (a)                        718,897
       22,768  BioLife Solutions, Inc. (a)              679,397
        8,810  CONMED Corp.                           1,212,080
       21,109  CryoPort, Inc. (a)                       881,723
        9,371  Glaukos Corp. (a)                        498,912
        2,278  Heska Corp. (a)                          313,407
       12,240  Inogen, Inc. (a)                         363,895
       58,750  Lantheus Holdings, Inc. (a)            1,492,838
       18,411  Outset Medical, Inc. (a)                 684,705
        9,768  Silk Road Medical, Inc. (a)              320,488
                                                ---------------
                                                      7,967,609
                                                ---------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 4.6%
       34,693  AdaptHealth Corp. (a)                    655,698
       73,288  Agiliti, Inc. (a)                      1,401,999
      127,515  Community Health Systems,
                  Inc. (a)                            1,618,165
        8,157  CorVel Corp. (a)                       1,436,611
       21,091  Fulgent Genetics, Inc. (a) (c)         1,347,082
        8,418  ModivCare, Inc. (a)                      975,899
       74,600  Option Care Health, Inc. (a)           1,743,402
       48,772  Owens & Minor, Inc.                    2,052,814
       56,372  RadNet, Inc. (a)                       1,451,579
        8,879  US Physical Therapy, Inc.                859,221
                                                ---------------
                                                     13,542,470
                                                ---------------
               HEALTH CARE TECHNOLOGY -- 1.3%
       91,988  Allscripts Healthcare Solutions,
                  Inc. (a)                            1,859,997
       45,138  Evolent Health, Inc., Class A (a)      1,070,222
       12,740  GoodRx Holdings, Inc.,
                  Class A (a)                           305,888
       10,508  Health Catalyst, Inc. (a)                313,664
        9,996  Phreesia, Inc. (a)                       311,775
                                                ---------------
                                                      3,861,546
                                                ---------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 5.2%
       22,297  Bally's Corp. (a)                        796,895
       40,453  Bloomin' Brands, Inc. (a)                822,409
       21,672  Cheesecake Factory (The),
                  Inc. (a)                              773,257
       44,196  Dave & Buster's Entertainment,
                  Inc. (a)                            1,581,775
       58,501  Everi Holdings, Inc. (a)               1,156,565
       32,570  Hilton Grand Vacations, Inc. (a)       1,591,370
        9,701  Jack in the Box, Inc.                    883,276
       12,715  Papa John's International, Inc.        1,569,667
       38,570  Red Rock Resorts, Inc., Class A        1,717,136
       32,710  SeaWorld Entertainment, Inc. (a)       1,948,862

                        See Notes to Financial Statements                Page 97


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE
                  (CONTINUED)
       11,762  Shake Shack, Inc., Class A (a)   $       777,115
       39,859  Six Flags Entertainment
                  Corp. (a)                           1,574,032
                                                ---------------
                                                     15,192,359
                                                ---------------
               HOUSEHOLD DURABLES -- 1.2%
       15,180  Installed Building Products,
                  Inc.                                1,681,792
       26,860  Skyline Champion Corp. (a)             1,808,753
                                                ---------------
                                                      3,490,545
                                                ---------------
               HOUSEHOLD PRODUCTS -- 0.3%
        3,469  WD-40 Co.                                771,020
                                                ---------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS -- 0.5%
       47,110  Clearway Energy, Inc., Class C         1,586,665
                                                ---------------
               INSURANCE -- 0.9%
        3,200  Goosehead Insurance, Inc.,
                  Class A                               315,456
        8,920  Kinsale Capital Group, Inc.            1,786,854
        6,430  Palomar Holdings, Inc. (a)               339,183
       45,953  Selectquote, Inc. (a)                    339,593
                                                ---------------
                                                      2,781,086
                                                ---------------
               INTERACTIVE MEDIA & SERVICES
                  -- 0.6%
       50,453  Cargurus, Inc. (a)                     1,609,450
       26,828  fuboTV, Inc. (a) (c)                     288,133
                                                ---------------
                                                      1,897,583
                                                ---------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.0%
       35,857  RealReal (The), Inc. (a)                 338,849
       22,290  Revolve Group, Inc. (a)                1,099,343
       11,259  Shutterstock, Inc.                     1,091,785
       22,006  Stitch Fix, Inc., Class A (a)            361,558
                                                ---------------
                                                      2,891,535
                                                ---------------
               IT SERVICES -- 3.2%
       24,986  EVERTEC, Inc.                          1,090,389
       14,651  ExlService Holdings, Inc. (a)          1,765,738
       16,413  Perficient, Inc. (a)                   1,720,411
       63,000  Rackspace Technology, Inc. (a)           788,130
       22,787  Repay Holdings Corp. (a)                 407,659
       48,460  Sabre Corp. (a)                          443,409
       43,607  Switch, Inc., Class A                  1,117,647
       41,251  Unisys Corp. (a)                         752,831
       80,946  Verra Mobility Corp. (a)               1,282,185
                                                ---------------
                                                      9,368,399
                                                ---------------
               LEISURE PRODUCTS -- 1.2%
       39,970  Acushnet Holdings Corp.                1,866,599
       46,055  Vista Outdoor, Inc. (a)                1,776,802
                                                ---------------
                                                      3,643,401
                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.3%
       22,902  Berkeley Lights, Inc. (a)                222,378
        9,822  Quanterix Corp. (a)                      298,982

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               LIFE SCIENCES TOOLS & SERVICES
                 (CONTINUED)
       18,252  Seer, Inc. (a)                   $       287,104
                                                ---------------
                                                        808,464
                                                ---------------
               MACHINERY -- 2.6%
       36,304  Evoqua Water Technologies
                  Corp. (a)                           1,470,312
       20,169  Helios Technologies, Inc.              1,545,550
       14,719  Hydrofarm Holdings Group,
                  Inc. (a)                              288,640
        7,361  Kadant, Inc.                           1,538,302
        8,220  Lindsay Corp.                          1,037,775
       38,617  Terex Corp.                            1,611,101
                                                ---------------
                                                      7,491,680
                                                ---------------
               MARINE -- 0.8%
       23,563  Matson, Inc.                           2,301,163
                                                ---------------
               MEDIA -- 1.8%
       40,336  iHeartMedia, Inc., Class A (a)           812,770
       23,792  Magnite, Inc. (a)                        322,858
       32,106  Sinclair Broadcast Group, Inc.,
                  Class A                               882,273
       22,180  TechTarget, Inc. (a)                   1,839,609
       78,870  WideOpenWest, Inc. (a)                 1,467,771
                                                ---------------
                                                      5,325,281
                                                ---------------
               METALS & MINING -- 0.9%
       53,268  Allegheny Technologies, Inc. (a)         974,272
       79,754  Hecla Mining Co.                         395,580
       13,299  Kaiser Aluminum Corp.                  1,273,379
                                                ---------------
                                                      2,643,231
                                                ---------------
               MORTGAGE REAL ESTATE INVESTMENT
                  TRUSTS -- 0.3%
       46,327  Arbor Realty Trust, Inc.                 811,186
                                                ---------------
               MULTILINE RETAIL -- 0.7%
        8,662  Dillard's, Inc., Class A               2,197,723
                                                ---------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.7%
       35,917  Callon Petroleum Co. (a)               1,775,737
       22,160  Denbury, Inc. (a)                      1,665,102
      112,434  Magnolia Oil & Gas Corp.,
                  Class A                             2,431,947
       57,461  Matador Resources Co.                  2,572,529
       43,490  PDC Energy, Inc.                       2,577,652
       95,187  Range Resources Corp. (a)              1,832,350
       71,962  SM Energy Co.                          2,361,073
      268,013  Southwestern Energy Co. (a)            1,179,257
      135,162  Tellurian, Inc. (a) (c)                  339,257
                                                ---------------
                                                     16,734,904
                                                ---------------
               PERSONAL PRODUCTS -- 1.2%
       19,846  Inter Parfums, Inc.                    1,964,159
        8,105  Medifast, Inc.                         1,610,544
                                                ---------------
                                                      3,574,703
                                                ---------------
               PHARMACEUTICALS -- 2.0%
       21,028  Corcept Therapeutics, Inc. (a)           394,696
       49,756  Harmony Biosciences Holdings,
                  Inc. (a)                            1,784,250

Page 98                 See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
       40,539  Intra-Cellular Therapies,
                  Inc. (a)                      $     1,925,197
       20,759  Pacira BioSciences, Inc. (a)           1,303,042
       25,505  Revance Therapeutics, Inc. (a)           339,982
                                                ---------------
                                                      5,747,167
                                                ---------------
               PROFESSIONAL SERVICES -- 0.6%
       28,013  Korn Ferry                             1,859,503
                                                ---------------
               REAL ESTATE MANAGEMENT &
                 DEVELOPMENT -- 1.5%
       52,297  Kennedy-Wilson Holdings, Inc.          1,174,591
      113,450  Newmark Group, Inc., Class A           1,736,919
       32,612  St. Joe (The) Co.                      1,582,008
                                                ---------------
                                                      4,493,518
                                                ---------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 5.4%
        9,950  ACM Research, Inc., Class A (a)          792,517
       10,460  Ambarella, Inc. (a)                    1,465,969
       44,556  Cohu, Inc. (a)                         1,469,457
       19,321  Diodes, Inc. (a)                       1,792,796
       28,143  MaxLinear, Inc. (a)                    1,689,143
       20,962  Onto Innovation, Inc. (a)              1,918,861
       72,188  Rambus, Inc. (a)                       1,822,747
       19,090  Semtech Corp. (a)                      1,357,299
        7,256  SiTime Corp. (a)                       1,691,301
       36,983  Ultra Clean Holdings, Inc. (a)         1,864,683
                                                ---------------
                                                     15,864,773
                                                ---------------
               SOFTWARE -- 6.6%
       24,840  8x8, Inc. (a)                            381,294
       10,010  Alarm.com Holdings, Inc. (a)             746,446
       16,156  Altair Engineering, Inc.,
                  Class A (a)                         1,016,535
        3,435  Appfolio, Inc., Class A (a)              395,918
       42,856  Avaya Holdings Corp. (a)                 780,836
       15,810  Blackbaud, Inc. (a)                    1,077,293
       64,807  Box, Inc., Class A (a)                 1,693,407
        5,432  Cerence, Inc. (a)                        344,878
       12,317  CommVault Systems, Inc. (a)              830,905
       15,740  Envestnet, Inc. (a)                    1,163,816
       32,860  Jamf Holding Corp. (a)                 1,086,352
       51,655  Marathon Digital Holdings,
                  Inc. (a) (c)                        1,215,959
       11,976  PagerDuty, Inc. (a)                      395,447
       25,871  Progress Software Corp.                1,177,389
       12,067  PROS Holdings, Inc. (a)                  334,377
        9,104  Qualys, Inc. (a)                       1,166,587
       38,004  Riot Blockchain, Inc. (a) (c)            605,784
        9,359  Sprout Social, Inc., Class A (a)         644,367
        8,769  SPS Commerce, Inc. (a)                 1,086,041
       30,701  Sumo Logic, Inc. (a)                     365,649
       89,759  Xperi Holding Corp.                    1,514,234
       41,962  Yext, Inc. (a)                           339,892
       66,861  Zuora, Inc., Class A (a)               1,111,898
                                                ---------------
                                                     19,475,304
                                                ---------------

SHARES         DESCRIPTION                           VALUE
---------------------------------------------------------------
               SPECIALTY RETAIL -- 4.2%
       48,730  Abercrombie & Fitch Co.,
                  Class A (a)                   $     1,900,470
       48,328  Academy Sports & Outdoors,
                  Inc. (a)                            1,879,959
       58,205  Bed Bath & Beyond, Inc. (a) (c)          945,249
       17,239  Boot Barn Holdings, Inc. (a)           1,585,471
       40,112  Buckle (The), Inc.                     1,509,816
       31,905  GrowGeneration Corp. (a)                 269,278
       25,999  Rent-A-Center, Inc.                    1,095,858
       24,377  Signet Jewelers Ltd.                   2,099,591
       16,307  Sleep Number Corp. (a)                 1,165,950
                                                ---------------
                                                     12,451,642
                                                ---------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS -- 0.9%
       39,394  3D Systems Corp. (a)                     705,153
       38,344  Avid Technology, Inc. (a)              1,202,468
       40,390  Corsair Gaming, Inc. (a) (c)             789,220
                                                ---------------
                                                      2,696,841
                                                ---------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 2.2%
       33,118  Kontoor Brands, Inc.                   1,632,386
       49,893  Levi Strauss & Co., Class A            1,094,154
       20,896  Oxford Industries, Inc.                1,721,621
       45,654  Steven Madden Ltd.                     1,878,206
                                                ---------------
                                                      6,326,367
                                                ---------------
               THRIFTS & MORTGAGE FINANCE
                  -- 1.5%
       22,338  Axos Financial, Inc. (a)               1,150,407
       59,869  Columbia Financial, Inc. (a)           1,267,427
       14,061  Walker & Dunlop, Inc.                  1,861,817
                                                ---------------
                                                      4,279,651
                                                ---------------
               TOBACCO -- 0.7%
      184,811  Vector Group Ltd.                      2,053,250
                                                ---------------
               TRADING COMPANIES &
                  DISTRIBUTORS -- 1.2%
       52,036  Custom Truck One Source,
                  Inc. (a)                              427,736
       41,500  Global Industrial Co.                  1,450,840
       10,840  Herc Holdings, Inc.                    1,739,278
                                                ---------------
                                                      3,617,854
                                                ---------------
               WATER UTILITIES -- 1.5%
       16,412  American States Water Co.              1,513,679
       23,623  California Water Service Group         1,466,752
       14,109  Middlesex Water Co.                    1,428,395
                                                ---------------
                                                      4,408,826
                                                ---------------
               TOTAL COMMON STOCKS
                  -- 100.0%                         293,852,033
               (Cost $301,145,190)              ---------------

                        See Notes to Financial Statements                Page 99


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                           VALUE
---------------------------------------------------------------
               REPURCHASE AGREEMENTS -- 1.4%
$     128,501  Bank of America Corp., 0.04% (d),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $128,501. Collateralized by
                  U.S. Treasury Securities,
                  interest rates of 2.00% to
                  4.63%, due 11/15/39 to
                  02/15/50. The value of the
                  collateral including accrued
                  interest is $131,071. (e)     $       128,501
    2,008,659  Citigroup, Inc., 0.05% (d),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $2,008,662. Collateralized by
                  U.S. Treasury Securities,
                  interest rates of 0.13% to
                  6.88%, due 02/15/22 to
                  05/15/51. The value of the
                  collateral including accrued
                  interest is $2,048,832. (e)         2,008,659
    2,008,659  JPMorgan Chase & Co., 0.05% (d),
                  dated 01/31/22, due 02/01/22,
                  with a maturity value of
                  $2,008,662. Collateralized by
                  U.S. Treasury Securities,
                  interest rates of 0.00% to
                  2.38%, due 05/03/22 to
                  01/15/27. The value of the
                  collateral including accrued
                  interest is $2,048,833. (e)         2,008,659
                                                ---------------
               TOTAL REPURCHASE AGREEMENTS
                  -- 1.4%                             4,145,819
               (Cost $4,145,819)                ---------------

               TOTAL INVESTMENTS -- 101.4%          297,997,852
               (Cost $305,291,009)
               NET OTHER ASSETS AND
                  LIABILITIES -- (1.4)%              (4,071,620)
                                                ---------------
               NET ASSETS -- 100.0%             $   293,926,232
                                                ===============

(a)   Non-income producing security.

(b)   This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act, as amended.

(c)   All or a portion of this security is on loan (see Note 2D - Securities
      Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,305,341 and the total value of the collateral held by the Fund is $4,145,819.

(d)   Rate shown reflects yield as of January 31, 2022.

(e)   This security serves as collateral for securities on loan.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
---------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities
in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities
Lending Agency Agreement. Securities lent in accordance with the Securities
Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)      $     4,305,341
Non-cash Collateral(2)                               (4,145,819)
                                                ---------------
Net Amount                                      $       159,522
                                                ===============

(1)   The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value," is not offset and is shown on a gross basis.

(2)   The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On January 31, 2022, the last business day of the period, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from January 28 to January 31, the value of the related securities loaned was above the collateral value received. See Note 2D - Securities Lending in the Notes to Financial Statements.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
---------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)      $     4,145,819
Non-cash Collateral(4)                               (4,145,819)
                                                ---------------
Net Amount                                      $            --
                                                ===============

(3)   The amount is included in "Investments, at value" on the Statements of
      Assets and Liabilities.

(4)   At January 31, 2022, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

Page 100                See Notes to Financial Statements


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)

PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31,
2022 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial
Statements):


                                                                                              LEVEL 2        LEVEL 3
                                                         TOTAL              LEVEL 1         SIGNIFICANT    SIGNIFICANT
                                                       VALUE AT             QUOTED          OBSERVABLE     UNOBSERVABLE
                                                       1/31/2022            PRICES            INPUTS          INPUTS
                                                   --------------------------------------------------------------------
Common Stocks*..................................   $     293,852,033   $     293,852,033   $          --   $         --
Repurchase Agreements...........................           4,145,819                  --       4,145,819             --
                                                   --------------------------------------------------------------------
Total Investments...............................   $     297,997,852   $     293,852,033   $   4,145,819   $         --
                                                   ====================================================================


* See Portfolio of Investments for industry breakout.

                        See Notes to Financial Statements               Page 101


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2022 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................   $  1,178,873,248    $  1,011,084,947    $    909,617,148
Cash................................................................                 --                  --                  --
Receivables:
   Dividends........................................................            903,883             330,436             179,742
   Capital shares sold..............................................                 --           9,454,072                  --
   Investment securities sold.......................................                 --                  --                  --
   Securities lending income........................................                 --               3,158               2,822
Prepaid expenses....................................................             15,034              13,854              13,129
                                                                       ----------------    ----------------    ----------------
   Total Assets.....................................................      1,179,792,165       1,020,886,467         909,812,841
                                                                       ----------------    ----------------    ----------------

LIABILITIES:
Payables:
   Investment advisory fees.........................................            513,452             435,634             403,065
   Licensing fees...................................................             41,769              36,062              33,410
   Shareholder reporting fees.......................................             38,271              24,460              20,665
   Audit and tax fees...............................................             20,500              20,456              20,521
   Trustees' fees...................................................                468                 485                 474
   Investment securities purchased..................................                 --           9,444,552                  --
   Capital shares redeemed..........................................                 --                  --                  --
   Collateral for securities on loan................................                 --           7,374,145           8,607,587
Other liabilities...................................................            144,125             121,064             118,647
                                                                       ----------------    ----------------    ----------------
   Total Liabilities................................................            758,585          17,456,858           9,204,369
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,179,033,580    $  1,003,429,609    $    900,608,472
                                                                       ================    ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $  1,259,233,111    $  1,104,963,659    $  1,073,722,240
Par value...........................................................            135,500             104,000             100,000
Accumulated distributable earnings (loss)...........................        (80,335,031)       (101,638,050)       (173,213,768)
                                                                       ----------------    ----------------    ----------------
NET ASSETS..........................................................   $  1,179,033,580    $  1,003,429,609    $    900,608,472
                                                                       ================    ================    ================
NET ASSET VALUE, per share..........................................   $          87.01    $          96.48    $          90.06
                                                                       ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................         13,550,002          10,400,002          10,000,002
                                                                       ================    ================    ================
Investments, at cost................................................   $  1,011,442,342    $    896,669,795    $    842,455,478
                                                                       ================    ================    ================
Securities on loan, at value........................................   $             --    $      7,336,239    $      8,657,308
                                                                       ================    ================    ================


Page 102                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE     MULTI CAP GROWTH     MID CAP VALUE       MID CAP GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FTA)               (FTC)               (FAB)               (FAD)               (FNK)               (FNY)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$  1,211,014,913    $  1,104,023,981    $    159,347,974    $    232,263,639    $    219,535,436    $    363,155,743
              --                  --                  --                  --             362,352             274,061

       1,124,356             639,594              99,106              90,974              77,401             100,215
              --                  --                  --                  --           4,593,302                  --
              --           5,275,185                  --                  --                  --          19,140,709
              --                  48                 297                 808               1,064                 449
          14,517              14,372               7,824               8,279                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
   1,212,153,786       1,109,953,180         159,455,201         232,363,700         224,569,555         382,671,177
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         510,644             504,429              68,668             102,276             125,500             242,692
          39,427              43,589               5,290               8,822                  --                  --
          25,653              42,932               2,209              10,685                  --                  --
          20,609              20,663              20,271              20,445                  --                  --
             476                 526                 450                 426                  --                  --
              --                  --                  --                  --           4,583,717                  --
              --           5,281,954                  --                  --                  --          19,153,779
              --                  --             448,059             642,682           1,678,472           2,703,869
         135,484             137,938              29,833              38,118                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         732,293           6,032,031             574,780             823,454           6,387,689          22,100,340
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,211,421,493    $  1,103,921,149    $    158,880,421    $    231,540,246    $    218,181,866    $    360,570,837
================    ================    ================    ================    ================    ================

$  1,235,193,703    $  1,105,959,474    $    173,665,022    $    244,277,306    $    236,915,068    $    439,110,677
         174,000             104,500              21,500              21,000              47,500              55,000
     (23,946,210)         (2,142,825)        (14,806,101)        (12,758,060)        (18,780,702)        (78,594,840)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$  1,211,421,493    $  1,103,921,149    $    158,880,421    $    231,540,246    $    218,181,866    $    360,570,837
================    ================    ================    ================    ================    ================
$          69.62    $         105.64    $          73.90    $         110.26    $          45.93    $          65.56
================    ================    ================    ================    ================    ================

      17,400,002          10,450,002           2,150,002           2,100,002           4,750,002           5,500,002
================    ================    ================    ================    ================    ================
$  1,069,085,782    $    979,654,714    $    151,439,167    $    211,205,840    $    221,797,211    $    357,059,817
================    ================    ================    ================    ================    ================
$             --    $             --    $        449,488    $        682,781    $      1,680,684    $      2,922,586
================    ================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 103


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JANUARY 31, 2022 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST
                                                                       SMALL CAP VALUE     SMALL CAP GROWTH
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FYT)               (FYC)
                                                                       ----------------    ----------------
ASSETS:
Investments, at value...............................................   $    242,325,005    $    297,997,852
Cash................................................................            513,197             229,895
Receivables:
   Dividends........................................................             43,613              49,837
   Capital shares sold..............................................         12,614,230                  --
   Investment securities sold.......................................                 --          19,701,757
   Securities lending income........................................                196               5,492
Prepaid expenses....................................................                 --                  --
                                                                       ----------------    ----------------
   Total Assets.....................................................        255,496,241         317,984,833
                                                                       ----------------    ----------------

LIABILITIES:
Payables:
   Investment advisory fees.........................................            138,269             202,823
   Licensing fees...................................................                 --                  --
   Shareholder reporting fees.......................................                 --                  --
   Audit and tax fees...............................................                 --                  --
   Trustees' fees...................................................                 --                  --
   Investment securities purchased..................................                 --                  --
   Capital shares redeemed..........................................         12,586,718          19,709,959
   Collateral for securities on loan................................            276,225           4,145,819
Other liabilities...................................................                 --                  --
                                                                       ----------------    ----------------
   Total Liabilities................................................         13,001,212          24,058,601
                                                                       ----------------    ----------------
NET ASSETS..........................................................   $    242,495,029    $    293,926,232
                                                                       ================    ================
NET ASSETS CONSIST OF:
Paid-in capital.....................................................   $    276,359,596    $    402,375,304
Par value...........................................................             47,500              44,500
Accumulated distributable earnings (loss)...........................        (33,912,067)       (108,493,572)
                                                                       ----------------    ----------------
NET ASSETS..........................................................   $    242,495,029    $    293,926,232
                                                                       ================    ================
NET ASSET VALUE, per share..........................................   $          51.05    $          66.05
                                                                       ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................          4,750,002           4,450,002
                                                                       ================    ================
Investments, at cost................................................   $    245,330,324    $    305,291,009
                                                                       ================    ================
Securities on loan, at value........................................   $        270,570    $      4,305,341
                                                                       ================    ================


Page 104                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)


                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                        LARGE CAP CORE       MID CAP CORE       SMALL CAP CORE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FEX)               (FNX)               (FYX)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $      9,791,320    $      9,579,247    $      9,626,284
Securities lending income (net of fees)..............................            18,145              26,033              71,774
Foreign withholding tax..............................................              (439)             (4,020)             (3,740)
                                                                       ----------------    ----------------    ----------------
   Total investment income...........................................         9,809,026           9,601,260           9,694,318
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         3,047,651           2,636,678           2,401,954
Accounting and administration fees...................................           295,296             262,805             241,984
Licensing fees.......................................................            64,733              56,514              51,820
Custodian fees.......................................................            51,147              46,166              42,903
Shareholder reporting fees...........................................            48,787              40,657              33,057
Transfer agent fees..................................................            27,841              25,771              23,974
Audit and tax fees...................................................            15,167              15,167              15,167
Legal fees...........................................................            10,351               8,214               7,453
Trustees' fees and expenses..........................................             3,427               3,422               3,385
Listing fees.........................................................             2,703               2,544               2,009
Expenses previously waived or reimbursed.............................                --                  --                  --
Other expenses.......................................................            10,509               7,720               6,457
                                                                       ----------------    ----------------    ----------------
   Total expenses....................................................         3,577,612           3,105,658           2,830,163
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................         6,231,414           6,495,602           6,864,155
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................        46,740,951          25,398,827          23,630,338
   In-kind redemptions...............................................        13,454,413          10,031,225          15,072,034
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................        60,195,364          35,430,052          38,702,372
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..       (59,001,398)        (62,060,322)        (54,282,421)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................         1,193,966         (26,630,270)        (15,580,049)
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $      7,425,380    $    (20,134,668)   $     (8,715,894)
                                                                       ================    ================    ================


                        See Notes to Financial Statements               Page 105


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2022 (UNAUDITED)



                                                                         FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                       LARGE CAP VALUE     LARGE CAP GROWTH    MULTI CAP VALUE
                                                                       ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                            (FTA)               (FTC)               (FAB)
                                                                       ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends............................................................  $     13,167,564    $      4,237,247    $      1,865,738
Securities lending income (net of fees)..............................            12,768              24,122               3,572
Foreign withholding tax..............................................                --              (1,868)               (471)
                                                                       ----------------    ----------------    ----------------
   Total investment income...........................................        13,180,332           4,259,501           1,868,839
                                                                       ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees.............................................         2,804,645           3,217,092             387,213
Accounting and administration fees...................................           275,597             308,590              40,515
Licensing fees.......................................................            59,873              68,122              11,525
Custodian fees.......................................................            45,384              51,444              14,746
Shareholder reporting fees...........................................            41,046              52,299              10,666
Transfer agent fees..................................................            26,626              28,688               3,872
Audit and tax fees...................................................            15,167              15,167              15,167
Legal fees...........................................................             8,504              10,265               1,222
Trustees' fees and expenses..........................................             3,432               3,498               3,184
Listing fees.........................................................             2,701               2,619               3,324
Expenses previously waived or reimbursed.............................                --                  --              33,031
Other expenses.......................................................             8,743               9,975               1,397
                                                                       ----------------    ----------------    ----------------
   Total expenses....................................................         3,291,718           3,767,759             525,862
                                                                       ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS).........................................         9,888,614             491,742           1,342,977
                                                                       ----------------    ----------------    ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.......................................................        11,715,204          24,536,115           4,888,143
   In-kind redemptions...............................................        66,794,819          31,103,836           8,857,787
                                                                       ----------------    ----------------    ----------------
Net realized gain (loss).............................................        78,510,023          55,639,951          13,745,930
                                                                       ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on investments..       (15,207,132)       (133,513,204)         (7,755,647)
                                                                       ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)..............................        63,302,891         (77,873,253)          5,990,283
                                                                       ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS...................................................  $     73,191,505    $   (77,381,511)    $      7,333,260
                                                                       ================    ================    ================


(a)   Fund is subject to a Unitary Fee (see Note 3 in the Notes to Financial
      Statements).

Page 106                See Notes to Financial Statements



  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST
   MULTI CAP            MID CAP             MID CAP            SMALL CAP           SMALL CAP
     GROWTH              VALUE               GROWTH              VALUE               GROWTH
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FAD)               (FNK)               (FNY)               (FYT)               (FYC)
----------------    ----------------    ----------------    ----------------    ----------------

$      1,175,765    $      2,136,934    $      1,658,324    $      2,610,436    $      3,465,841
          11,705               3,154              11,922              11,964              56,088
            (168)             (1,135)                 --              (1,265)                 --
----------------    ----------------    ----------------    ----------------    ----------------
       1,187,302           2,138,953           1,670,246           2,621,135           3,521,929
----------------    ----------------    ----------------    ----------------    ----------------

         629,765             587,223 (a)       1,566,033 (a)         819,816 (a)       1,272,370 (a)
          64,966                  --                  --                  --                  --
          16,376                  --                  --                  --                  --
          19,945                  --                  --                  --                  --
          15,376                  --                  --                  --                  --
           6,298                  --                  --                  --                  --
          15,167                  --                  --                  --                  --
           1,982                  --                  --                  --                  --
           3,163                  --                  --                  --                  --
           3,345                  --                  --                  --                  --
              --                  --                  --                  --                  --
           2,112                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------
         778,495             587,223           1,566,033             819,816           1,272,370
----------------    ----------------    ----------------    ----------------    ----------------
         408,807           1,551,730             104,213           1,801,319           2,249,559
----------------    ----------------    ----------------    ----------------    ----------------

      (7,215,910)           (666,975)        (10,282,481)          5,673,984          (3,879,368)
      14,109,575          12,354,188          16,438,839           6,777,730          25,316,758
----------------    ----------------    ----------------    ----------------    ----------------
       6,893,665          11,687,213           6,156,358          12,451,714          21,437,390
----------------    ----------------    ----------------    ----------------    ----------------
     (26,441,459)        (10,617,348)        (54,461,060)         (9,723,073)        (47,467,676)
----------------    ----------------    ----------------    ----------------    ----------------
     (19,547,794)          1,069,865         (48,304,702)          2,728,641         (26,030,286)
----------------    ----------------    ----------------    ----------------    ----------------

$    (19,138,987)   $      2,621,595    $    (48,200,489)   $      4,529,960    $    (23,780,727)
================    ================    ================    ================    ================


                        See Notes to Financial Statements               Page 107


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        FIRST TRUST                      FIRST TRUST
                                                                      LARGE CAP CORE                    MID CAP CORE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FEX)                            (FNX)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2022        Year Ended      1/31/2022        Year Ended
                                                               (Unaudited)       7/31/2021      (Unaudited)       7/31/2021
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)..............................    $    6,231,414   $    9,839,435  $    6,495,602   $    6,365,577
Net realized gain (loss)..................................        60,195,364      197,373,767      35,430,052      182,010,495
Net change in unrealized appreciation (depreciation)......       (59,001,398)     146,237,892     (62,060,322)     136,431,833
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations........................................         7,425,380      353,451,094     (20,134,668)     324,807,905
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................        (6,585,561)      (9,797,516)     (8,057,852)      (7,128,332)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        36,135,078      483,630,605      39,357,723      626,570,191
Cost of shares redeemed...................................       (47,849,844)    (562,355,482)    (35,038,456)    (506,859,355)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................       (11,714,766)     (78,724,877)      4,319,267      119,710,836
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets...................       (10,874,947)     264,928,701     (23,873,253)     437,390,409

NET ASSETS:
Beginning of period.......................................     1,189,908,527      924,979,826   1,027,302,862      589,912,453
                                                              --------------   --------------  --------------   --------------
End of period.............................................    $1,179,033,580   $1,189,908,527  $1,003,429,609   $1,027,302,862
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................        13,700,002       14,850,002      10,350,002        9,100,002
Shares sold...............................................           400,000        6,100,000         400,000        7,250,000
Shares redeemed...........................................          (550,000)      (7,250,000)       (350,000)      (6,000,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period.........................        13,550,002       13,700,002      10,400,002       10,350,002
                                                              ==============   ==============  ==============   ==============


Page 108                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         SMALL CAP CORE                   LARGE CAP VALUE                 LARGE CAP GROWTH                  MULTI CAP VALUE
         ALPHADEX(R) FUND                ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FYX)                            (FTA)                            (FTC)                            (FAB)
 -------------------------------  -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended                            Ended
   1/31/2022        Year Ended       1/31/2022       Year Ended      1/31/2022        Year Ended      1/31/2022        Year Ended
  (Unaudited)       7/31/2021       (Unaudited)      7/31/2021      (Unaudited)       7/31/2021      (Unaudited)       7/31/2021
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------


 $    6,864,155   $    5,509,309  $    9,888,614   $   14,730,152  $      491,742   $     (773,238) $    1,342,977   $    1,337,216
     38,702,372      191,192,225      78,510,023       76,073,215      55,639,951      322,338,978      13,745,930        8,702,874
    (54,282,421)      92,126,425     (15,207,132)     191,447,205    (133,513,204)      34,243,661      (7,755,647)      18,733,553
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (8,715,894)     288,827,959      73,191,505      282,250,572     (77,381,511)     355,809,401       7,333,260       28,773,643
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (6,946,451)      (5,553,651)    (10,423,306)     (14,484,287)             --         (444,000)     (1,423,676)      (1,263,172)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     58,296,588      760,120,351     346,412,286      230,930,876     103,307,470      934,609,338      22,013,291       99,958,491
    (59,725,358)    (523,165,471)   (263,739,809)     (49,732,235)   (116,115,402)  (1,085,011,131)    (35,984,683)     (11,914,066)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------

     (1,428,770)     236,954,880      82,672,477      181,198,641     (12,807,932)    (150,401,793)    (13,971,392)      88,044,425
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
    (17,091,115)     520,229,188     145,440,676      448,964,926     (90,189,443)     204,963,608      (8,061,808)     115,554,896

    917,699,587      397,470,399   1,065,980,817      617,015,891   1,194,110,592      989,146,984     166,942,229       51,387,333
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
 $  900,608,472   $  917,699,587  $1,211,421,493   $1,065,980,817  $1,103,921,149   $1,194,110,592  $  158,880,421   $  166,942,229
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============

     10,050,002        7,100,002      16,200,002       13,300,002      10,600,002       12,050,002       2,350,002        1,100,002
        600,000        9,350,000       5,200,000        3,800,000         900,000        9,900,000         300,000        1,450,000
       (650,000)      (6,400,000)     (4,000,000)        (900,000)     (1,050,000)     (11,350,000)       (500,000)        (200,000)
 --------------   --------------  --------------   --------------  --------------   --------------  --------------   --------------
     10,000,002       10,050,002      17,400,002       16,200,002      10,450,002       10,600,002       2,150,002        2,350,002
 ==============   ==============  ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 109


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                        FIRST TRUST                      FIRST TRUST
                                                                     MULTI CAP GROWTH                   MID CAP VALUE
                                                                     ALPHADEX(R) FUND                 ALPHADEX(R) FUND
                                                                           (FAD)                            (FNK)
                                                              -------------------------------  -------------------------------
                                                                Six Months                       Six Months
                                                                  Ended                            Ended
                                                                1/31/2022        Year Ended      1/31/2022        Year Ended
                                                               (Unaudited)       7/31/2021      (Unaudited)       7/31/2021
                                                              --------------   --------------  --------------   --------------

OPERATIONS:
Net investment income (loss)..............................    $      408,807   $     (183,248) $    1,551,730   $    1,017,456
Net realized gain (loss)..................................         6,893,665       64,948,003      11,687,213        9,721,030
Net change in unrealized appreciation (depreciation)......       (26,441,459)       7,972,067     (10,617,348)      12,493,205
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from operations........................................       (19,138,987)      72,736,822       2,621,595       23,231,691
                                                              --------------   --------------  --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.....................................          (240,030)        (257,400)     (1,532,626)        (943,116)
                                                              --------------   --------------  --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        77,610,274      160,211,179     158,471,338      133,213,906
Cost of shares redeemed...................................       (47,919,742)    (181,828,533)    (82,151,962)     (49,365,250)
                                                              --------------   --------------  --------------   --------------
Net increase (decrease) in net assets resulting
   from shareholder transactions..........................        29,690,532      (21,617,354)     76,319,376       83,848,656
                                                              --------------   --------------  --------------   --------------
Total increase (decrease) in net assets...................        10,311,515       50,862,068      77,408,345      106,137,231

NET ASSETS:
Beginning of period.......................................       221,228,731      170,366,663     140,773,521       34,636,290
                                                              --------------   --------------  --------------   --------------
End of period.............................................    $  231,540,246   $  221,228,731  $  218,181,866   $  140,773,521
                                                              ==============   ==============  ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................         1,850,002        2,050,002       3,150,002        1,250,002
Shares sold...............................................           650,000        1,550,000       3,400,000        3,100,000
Shares redeemed...........................................          (400,000)      (1,750,000)     (1,800,000)      (1,200,000)
                                                              --------------   --------------  --------------   --------------
Shares outstanding, end of period.........................         2,100,002        1,850,002       4,750,002        3,150,002
                                                              ==============   ==============  ==============   ==============


Page 110                See Notes to Financial Statements



           FIRST TRUST                      FIRST TRUST                      FIRST TRUST
         MID CAP GROWTH                   SMALL CAP VALUE                 SMALL CAP GROWTH
        ALPHADEX(R) FUND                 ALPHADEX(R) FUND                 ALPHADEX(R) FUND
              (FNY)                            (FYT)                            (FYC)
 -------------------------------  -------------------------------  -------------------------------
   Six Months                       Six Months                       Six Months
     Ended                            Ended                            Ended
   1/31/2022        Year Ended      1/31/2022        Year Ended      1/31/2022        Year Ended
  (Unaudited)       7/31/2021      (Unaudited)       7/31/2021      (Unaudited)       7/31/2021
 --------------   --------------  --------------   --------------  --------------   --------------


 $      104,213   $   (1,023,690) $    1,801,319   $    1,941,913  $    2,249,559   $       49,005
      6,156,358      171,017,302      12,451,714       43,729,701      21,437,390       87,908,979
    (54,461,060)     (13,848,396)     (9,723,073)       6,337,206     (47,467,676)      14,992,709
 --------------   --------------  --------------   --------------  --------------   --------------

    (48,200,489)     156,145,216       4,529,960       52,008,820     (23,780,727)     102,950,693
 --------------   --------------  --------------   --------------  --------------   --------------

             --       (1,105,830)     (1,833,016)      (1,841,246)     (2,329,516)        (269,720)
 --------------   --------------  --------------   --------------  --------------   --------------

     36,206,007      534,511,489      34,139,686      385,564,740      62,242,503      485,985,913
    (91,006,801)    (564,127,777)    (63,332,798)    (212,916,907)   (137,032,946)    (340,543,806)
 --------------   --------------  --------------   --------------  --------------   --------------

    (54,800,794)     (29,616,288)    (29,193,112)     172,647,833     (74,790,443)     145,442,107
 --------------   --------------  --------------   --------------  --------------   --------------
   (103,001,283)     125,423,098     (26,496,168)     222,815,407    (100,900,686)     248,123,080

    463,572,120      338,149,022     268,991,197       46,175,790     394,826,918      146,703,838
 --------------   --------------  --------------   --------------  --------------   --------------
 $  360,570,837   $  463,572,120  $  242,495,029   $  268,991,197  $  293,926,232   $  394,826,918
 ==============   ==============  ==============   ==============  ==============   ==============

      6,300,002        6,600,002       5,350,002        1,500,002       5,550,002        3,300,002
        500,000        8,350,000         650,000        8,200,000         850,000        7,450,000
     (1,300,000)      (8,650,000)     (1,250,000)      (4,350,000)     (1,950,000)      (5,200,000)
 --------------   --------------  --------------   --------------  --------------   --------------
      5,500,002        6,300,002       4,750,002        5,350,002       4,450,002        5,550,002
 ==============   ==============  ==============   ==============  ==============   ==============


                        See Notes to Financial Statements               Page 111


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND (FEX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    86.85     $    62.29    $    62.11    $    60.79     $    54.07    $    46.93
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.46           0.71          0.93          0.77           0.69          0.61
Net realized and unrealized gain (loss)           0.19          24.55          0.20          1.28           6.69          7.16
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  0.65          25.26          1.13          2.05           7.38          7.77
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.49)         (0.70)        (0.95)        (0.73)         (0.66)        (0.63)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    87.01     $    86.85    $    62.29    $    62.11     $    60.79    $    54.07
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  0.73%         40.77%         1.95%         3.48%         13.72%        16.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,179,034     $1,189,909    $  924,980    $1,434,679     $1,540,924    $1,554,447
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (b)      0.59%         0.59%         0.60%          0.61%         0.61%
Ratio of net expenses to average net
   assets                                         0.59% (b)      0.59%         0.59%         0.60%          0.61%         0.61%
Ratio of net investment income (loss) to
   average net assets                             1.02% (b)      0.94%         1.49%         1.29%          1.17%         1.21%
Portfolio turnover rate (c)                         44%            91%          104%          102%            87%           90%


FIRST TRUST MID CAP CORE ALPHADEX(R) FUND (FNX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    99.26     $    64.83    $    69.86    $    69.63     $    59.91    $    52.80
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.63           0.70          0.85          0.63           0.61          0.56
Net realized and unrealized gain (loss)          (2.63)         34.51        (4.93)          0.16           9.71          7.12
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (2.00)         35.21         (4.08)         0.79          10.32          7.68
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.78)         (0.78)        (0.95)        (0.56)         (0.60)        (0.57)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    96.48     $    99.26    $    64.83    $    69.86     $    69.63    $    59.91
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (2.03)%        54.62%        (5.86)%        1.22%         17.30%        14.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,003,430     $1,027,303    $  589,912    $  887,176     $  901,732    $  697,995
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (b)      0.59%         0.60%         0.61%          0.62%         0.63%
Ratio of net expenses to average net
   assets                                         0.59% (b)      0.59%         0.60%         0.61%          0.62%         0.63%
Ratio of net investment income (loss) to
   average net assets                             1.23% (b)      0.79%         1.32%         0.94%          0.94%         1.00%
Portfolio turnover rate (c)                         46%           114%          115%          114%           101%          103%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 112                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND (FYX)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    91.31     $    55.98    $    61.84    $    66.80     $    56.23    $    48.91
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.68           0.61          0.51          0.60           0.52          0.41
Net realized and unrealized gain (loss)          (1.24)         35.35         (5.75)        (4.98)         10.53          7.40
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (0.56)         35.96         (5.24)        (4.38)         11.05          7.81
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.69)         (0.63)        (0.62)        (0.58)         (0.48)        (0.49)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    90.06     $    91.31    $    55.98    $    61.84     $    66.80    $    56.23
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (0.66)%        64.45%        (8.55)%       (6.52)%        19.72%(b)     16.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  900,608     $  917,700    $  397,470    $  602,918     $  728,102    $ 491,997
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (c)      0.60%         0.61%         0.62%          0.63%         0.63%
Ratio of net expenses to average net
   assets                                         0.59% (c)      0.60%         0.61%         0.62%          0.63%         0.63%
Ratio of net investment income (loss) to
   average net assets                             1.43% (c)      0.77%         0.93%         0.96%          0.87%         0.78%
Portfolio turnover rate (d)                         47%           116%          123%          117%           116%          111%


FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND (FTA)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    65.80     $    46.39    $    52.79    $    54.07     $    50.94    $    41.98
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.60           1.01          1.11          1.02           1.02          0.77
Net realized and unrealized gain (loss)           3.86          19.41         (6.28)        (1.43)          3.08          8.96
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  4.46          20.42         (5.17)        (0.41)          4.10          9.73
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.64)         (1.01)        (1.23)        (0.87)         (0.97)        (0.77)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    69.62     $    65.80    $    46.39    $    52.79     $    54.07    $    50.94
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  6.81%         44.43%        (9.84)%       (0.65)%         8.12%        23.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,211,421     $1,065,981    $  617,016    $1,166,569     $1,146,354    $1,056,997
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (c)      0.59%         0.60%         0.60%          0.61%         0.62%
Ratio of net expenses to average net
   assets                                         0.59% (c)      0.59%         0.60%         0.60%          0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                             1.76% (c)      1.76%         2.12%         1.99%          1.92%         1.63%
Portfolio turnover rate (d)                         37%            91%           94%           96%            82%           72%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $3,456,678 in connection with a broker error, which represents $0.38 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 113


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND (FTC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $   112.65     $    82.09    $    71.35    $    66.91     $    55.88    $    51.56
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.05          (0.07)         0.55          0.37           0.23          0.33
Net realized and unrealized gain (loss)          (7.06)         30.67         10.80          4.39          11.03          4.33
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (7.01)         30.60         11.35          4.76          11.26          4.66
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --          (0.04)        (0.61)        (0.32)         (0.23)        (0.34)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $   105.64     $   112.65    $    82.09    $    71.35     $    66.91    $    55.88
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (6.22)%        37.30%        16.10%         7.16%         20.19%         9.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $1,103,921     $1,194,111    $  989,147    $1,041,726     $  899,998    $  650,949
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.59% (b)      0.59%         0.60%         0.61%          0.61%         0.62%
Ratio of net expenses to average net
   assets                                         0.59% (b)      0.59%         0.60%         0.61%          0.61%         0.62%
Ratio of net investment income (loss) to
   average net assets                             0.08% (b)     (0.07)%        0.76%         0.56%          0.36%         0.63%
Portfolio turnover rate (c)                         58%           116%          138%          132%           119%          148%


FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND (FAB)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    71.04     $    46.72    $    54.39    $    57.35     $    52.84    $    44.91
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.65           0.84          0.95          0.92           0.96          0.73
Net realized and unrealized gain (loss)           2.89          24.34         (7.54)        (3.04)          4.45          7.96
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  3.54          25.18         (6.59)        (2.12)          5.41          8.69
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.68)         (0.86)        (1.08)        (0.84)         (0.90)        (0.76)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    73.90     $    71.04    $    46.72    $    54.39     $    57.35    $    52.84
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  5.00%         54.35%       (12.24)%       (3.62)%        10.30%        19.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  158,880     $  166,942    $   51,387    $   84,301     $   91,766    $  110,959
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.68% (b)      0.69%         0.74%         0.73%          0.70%         0.66%
Ratio of net expenses to average net
   assets                                         0.68% (b)      0.69%         0.70%         0.70%          0.70%         0.66%
Ratio of net investment income (loss) to
   average net assets                             1.73% (b)      1.43%         1.86%         1.69%          1.67%         1.45%
Portfolio turnover rate (c)                         39%            92%           98%           96%            89%           81%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Page 114                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND (FAD)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $   119.58     $    83.11    $    75.90    $    72.71     $    59.33    $    53.31
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.20          (0.11)         0.42          0.22           0.12          0.25
Net realized and unrealized gain (loss)          (9.41)         36.71          7.27          3.14          13.40          6.04
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (9.21)         36.60          7.69          3.36          13.52          6.29
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.11)         (0.13)        (0.48)        (0.17)         (0.14)        (0.27)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $   110.26     $   119.58    $    83.11    $    75.90     $    72.71    $    59.33
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (7.71)%        44.10%        10.23%         4.65%         22.82%        11.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  231,540     $  221,229    $  170,367    $  185,955     $  192,685    $  103,829
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.62% (b)      0.63%         0.63%         0.66%          0.69%         0.70%
Ratio of net expenses to average net
   assets                                         0.62% (b)      0.63%         0.63%         0.66%          0.69%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.32% (b)     (0.09)%        0.56%         0.31%          0.18%         0.44%
Portfolio turnover rate (c)                         54%           104%          123%          130%           118%          142%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                        See Notes to Financial Statements               Page 115


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND (FNK)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    44.69     $    27.71    $    34.67    $    36.71     $    33.65    $    29.47
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.41           0.54          0.63          0.51           0.58          0.44
Net realized and unrealized gain (loss)           1.25          16.98         (6.86)        (2.10)          3.04          4.17
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  1.66          17.52         (6.23)        (1.59)          3.62          4.61
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.42)         (0.54)        (0.73)        (0.45)         (0.56)        (0.43)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    45.93     $    44.69    $    27.71    $    34.67     $    36.71    $    33.65
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  3.72%         63.76%       (18.19)%       (4.26)%        10.80%        15.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  218,182     $  140,774    $   34,636    $   55,473     $   49,565    $   57,201
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.85% (b)      1.33%         2.04%         1.49%          1.61%         1.31%
Portfolio turnover rate (c)                         36%           102%          107%          113%            94%           95%


FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND (FNY)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    73.58     $    51.23    $    46.59    $    43.80     $    35.07    $    31.22
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.02 (d)      (0.18)         0.11          0.04           0.03          0.15
Net realized and unrealized gain (loss)          (8.04)         22.69          4.67          2.77           8.75          3.87
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (8.02)         22.51          4.78          2.81           8.78          4.02
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --          (0.16)        (0.14)        (0.02)         (0.05)        (0.17)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    65.56     $    73.58    $    51.23    $    46.59     $    43.80    $    35.07
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                (10.90)%        44.02%        10.28%         6.43%         25.06%        12.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  360,571     $  463,572    $  338,149    $  309,826     $  214,639    $   94,700
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (b)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             0.05% (b)     (0.24)%        0.23%         0.09%          0.02%         0.48%
Portfolio turnover rate (c)                         64%           138%          135%          144%           124%          153%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   Annualized.

(c)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(d)   Based on average shares outstanding.

Page 116                See Notes to Financial Statements


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND (FYT)



                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    50.28     $    30.78    $    34.66    $    38.98     $    34.33    $    30.19
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.41           0.45          0.38          0.57           0.48          0.41
Net realized and unrealized gain (loss)           0.77          19.52         (3.75)        (4.36)          4.60          4.23
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                  1.18          19.97         (3.37)        (3.79)          5.08          4.64
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.41)         (0.47)        (0.51)        (0.53)         (0.43)        (0.50)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    51.05     $    50.28    $    30.78    $    34.66     $    38.98    $    34.33
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                  2.34%         65.22%        (9.83)%       (9.69)%        14.86%(b)     15.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  242,495     $  268,991    $   46,176    $   60,659     $   76,003    $   61,802
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.54% (c)      1.08%         1.18%         1.58%          1.28%         1.22%
Portfolio turnover rate (d)                         42%           109%          120%          120%           123%          110%


FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND (FYC)


                                         SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                            1/31/2022      -------------------------------------------------------------------
                                           (UNAUDITED)        2021          2020          2019           2018          2017
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, beginning of period        $    71.14     $    44.46    $    46.87    $    48.79     $    38.83    $    33.24
                                            ----------     ----------    ----------    ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.45           0.03          0.17          0.02           0.06          0.05
Net realized and unrealized gain (loss)          (5.07)         26.72         (2.40)        (1.93)          9.97          5.63
                                            ----------     ----------    ----------    ----------     ----------    ----------
Total from investment operations                 (4.62)         26.75         (2.23)        (1.91)         10.03          5.68
                                            ----------     ----------    ----------    ----------     ----------    ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.47)         (0.07)        (0.18)        (0.01)         (0.07)        (0.09)
                                            ----------     ----------    ----------    ----------     ----------    ----------
Net asset value, end of period              $    66.05     $    71.14    $    44.46    $    46.87     $    48.79    $    38.83
                                            ==========     ==========    ==========    ==========     ==========    ==========
TOTAL RETURN (a)                                 (6.57)%        60.24%        (4.79)%       (3.90)%        25.85%(e)     17.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)        $  293,926     $  394,827    $  146,704    $  278,851     $  361,010    $  116,483
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net expenses to average net
   assets                                         0.70% (c)      0.70%         0.70%         0.70%          0.70%         0.70%
Ratio of net investment income (loss) to
   average net assets                             1.24% (c)      0.02%         0.44%         0.04%          0.11%         0.12%
Portfolio turnover rate (d)                         62%           151%          137%          152%           141%          162%


(a)   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b)   The Fund received a payment from the Advisor in the amount of $519,907 in connection with a broker error, which represents $0.27 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(c)   Annualized.

(d)   Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions. (e) The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents
      $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

(e)   The Fund received a payment from the Advisor in the amount of $1,053,251 in connection with a broker error, which represents $0.25 per share. Since the Advisor reimbursed the Fund, there was no effect on the total return.

                        See Notes to Financial Statements               Page 117


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on
December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty exchange-traded funds considered either a
Sector Fund or a Style Fund. This report covers the eleven Style Funds (each a
"Fund" and collectively, the "Funds") listed below. The shares of each Style
Fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

        First Trust Large Cap Core AlphaDEX(R) Fund - (ticker "FEX")
        First Trust Mid Cap Core AlphaDEX(R) Fund - (ticker "FNX")
        First Trust Small Cap Core AlphaDEX(R) Fund - (ticker "FYX")
        First Trust Large Cap Value AlphaDEX(R) Fund - (ticker "FTA")
        First Trust Large Cap Growth AlphaDEX(R) Fund - (ticker "FTC")
        First Trust Multi Cap Value AlphaDEX(R) Fund - (ticker "FAB")
        First Trust Multi Cap Growth AlphaDEX(R) Fund - (ticker "FAD")
        First Trust Mid Cap Value AlphaDEX(R) Fund - (ticker "FNK")
        First Trust Mid Cap Growth AlphaDEX(R) Fund - (ticker "FNY")
        First Trust Small Cap Value AlphaDEX(R) Fund - (ticker "FYT")
        First Trust Small Cap Growth AlphaDEX(R) Fund (ticker "FYC")

Each Fund represents a separate series of shares of beneficial interest in the
Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large blocks of shares known as "Creation Units." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the
Fund's fees and expenses) of the following indices:


FUND                                                            INDEX
First Trust Large Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Large Cap Core Index
First Trust Mid Cap Core AlphaDEX(R) Fund                       Nasdaq AlphaDEX(R) Mid Cap Core Index
First Trust Small Cap Core AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Small Cap Core Index
First Trust Large Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Large Cap Value Index
First Trust Large Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Large Cap Growth Index
First Trust Multi Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Multi Cap Value Index
First Trust Multi Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Multi Cap Growth Index
First Trust Mid Cap Value AlphaDEX(R) Fund                      Nasdaq AlphaDEX(R) Mid Cap Value Index
First Trust Mid Cap Growth AlphaDEX(R) Fund                     Nasdaq AlphaDEX(R) Mid Cap Growth Index
First Trust Small Cap Value AlphaDEX(R) Fund                    Nasdaq AlphaDEX(R) Small Cap Value Index
First Trust Small Cap Growth AlphaDEX(R) Fund                   Nasdaq AlphaDEX(R) Small Cap Growth Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting
Standards Codification Topic 946, "Financial Services-Investment Companies." The
following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the
New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the
NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds'
investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"),
in accordance with valuation procedures adopted by the Trust's Board of
Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange
      Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and
      AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of
1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7)    information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9)    the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o     Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o     Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o     Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little
                  information is released publicly.

            o     Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves
                  observable at commonly quoted intervals, volatilities,
                  prepayment speeds, loss severities, credit risks, and default rates).

            o     Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

                                                                        Page 119


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

      o     Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2022, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the
Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of
Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the
Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers with the exception of FYC.
The Bank of New York Mellon ("BNYM") acts as FYC's securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At January 31, 2022, all the Funds except FEX, FTA and FTC had securities in the securities lending program. During the six months ended
January 31, 2022, all the Funds participated in the securities lending program.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

In the event of a default by a borrower with respect to any loan, BBH or BNYM will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH and BNYM to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH or BNYM will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH or BNYM.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S.
Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH or BNYM on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a
Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended January 31, 2022, were received as collateral for lending securities.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time.
Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2021, was as follows:


                                                           Distributions paid from  Distributions paid from  Distributions paid from
                                                               Ordinary Income           Capital Gains          Return of Capital
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     9,797,516          $            --          $            --
First Trust Mid Cap Core AlphaDEX(R) Fund                            7,128,332                       --                       --
First Trust Small Cap Core AlphaDEX(R) Fund                          5,553,651                       --                       --
First Trust Large Cap Value AlphaDEX(R) Fund                        14,484,287                       --                       --
First Trust Large Cap Growth AlphaDEX(R) Fund                          444,000                       --                       --
First Trust Multi Cap Value AlphaDEX(R) Fund                         1,263,172                       --                       --
First Trust Multi Cap Growth AlphaDEX(R) Fund                          257,400                       --                       --
First Trust Mid Cap Value AlphaDEX(R) Fund                             943,116                       --                       --
First Trust Mid Cap Growth AlphaDEX(R) Fund                          1,105,830                       --                       --
First Trust Small Cap Value AlphaDEX(R) Fund                         1,841,246                       --                       --
First Trust Small Cap Growth AlphaDEX(R) Fund                          269,720                       --                       --


                                                                        Page 121


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

As of July 31, 2021, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                          Accumulated
                                                                Undistributed             Capital and            Net Unrealized
                                                                  Ordinary                   Other                Appreciation
                                                                   Income                 Gain (Loss)            (Depreciation)
                                                           -----------------------  -----------------------  -----------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $     1,049,775          $  (303,084,751)         $   220,860,126
First Trust Mid Cap Core AlphaDEX(R) Fund                            2,028,628             (247,079,697)             171,605,539
First Trust Small Cap Core AlphaDEX(R) Fund                            402,457             (274,336,950)             116,383,070
First Trust Large Cap Value AlphaDEX(R) Fund                         1,665,771             (242,439,226)             154,059,046
First Trust Large Cap Growth AlphaDEX(R) Fund                         (372,692)            (180,097,920)             255,709,298
First Trust Multi Cap Value AlphaDEX(R) Fund                           177,769              (36,126,007)              15,232,553
First Trust Multi Cap Growth AlphaDEX(R) Fund                         (142,880)             (39,788,845)              46,552,682
First Trust Mid Cap Value AlphaDEX(R) Fund                             127,956              (27,908,554)               7,910,927
First Trust Mid Cap Growth AlphaDEX(R) Fund                         (1,059,445)             (85,780,406)              56,445,500
First Trust Small Cap Value AlphaDEX(R) Fund                           191,228              (40,835,627)               4,035,388
First Trust Small Cap Growth AlphaDEX(R) Fund                          (14,356)            (121,019,011)              38,650,038


G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of
4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2018,
2019, 2020, and 2021 remain open to federal and state audit. As of January 31,
2022, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds'
financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains.
Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2021, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                            Non-Expiring Capital
                                                              Loss Carryforward
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $   303,084,751
First Trust Mid Cap Core AlphaDEX(R) Fund                          247,079,697
First Trust Small Cap Core AlphaDEX(R) Fund                        274,336,950
First Trust Large Cap Value AlphaDEX(R) Fund                       242,439,226
First Trust Large Cap Growth AlphaDEX(R) Fund                      180,097,920
First Trust Multi Cap Value AlphaDEX(R) Fund                        36,126,007
First Trust Multi Cap Growth AlphaDEX(R) Fund                       39,788,845
First Trust Mid Cap Value AlphaDEX(R) Fund                          27,908,554
First Trust Mid Cap Growth AlphaDEX(R) Fund                         85,780,406
First Trust Small Cap Value AlphaDEX(R) Fund                        40,835,627
First Trust Small Cap Growth AlphaDEX(R) Fund                      121,019,011



--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

During the taxable year ended July 31, 2021, the following Funds utilized capital loss carryforwards in the following amounts:


                                                                Capital Loss
                                                            Carryforward Utilized
                                                            ---------------------
First Trust Large Cap Core AlphaDEX(R) Fund                    $    29,292,111
First Trust Mid Cap Core AlphaDEX(R) Fund                           19,934,641
First Trust Small Cap Core AlphaDEX(R) Fund                         20,317,248
First Trust Large Cap Value AlphaDEX(R) Fund                        65,638,208
First Trust Large Cap Growth AlphaDEX(R) Fund                       10,654,938
First Trust Multi Cap Value AlphaDEX(R) Fund                         6,043,006
First Trust Multi Cap Growth AlphaDEX(R) Fund                        2,805,004
First Trust Mid Cap Value AlphaDEX(R) Fund                                  --
First Trust Mid Cap Growth AlphaDEX(R) Fund                                 --
First Trust Small Cap Value AlphaDEX(R) Fund                                --
First Trust Small Cap Growth AlphaDEX(R) Fund                               --


Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2021, the following
Funds listed below incurred and elected to defer net late year ordinary or capital losses as follows:


                                                                   Qualified Late Year Losses
                                                             -------------------------------------
                                                             Ordinary Losses        Capital Losses
                                                             ---------------        --------------
First Trust Large Cap Growth AlphaDEX(R) Fund                $       372,692        $           --
First Trust Multi Cap Growth AlphaDEX(R) Fund                        142,880                    --
First Trust Mid Cap Growth AlphaDEX(R) Fund                        1,059,445                    --
First Trust Small Cap Growth AlphaDEX(R) Fund                         14,356                    --


As of January 31, 2022, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:


                                                                                 GROSS             GROSS         NET UNREALIZED
                                                                              UNREALIZED        UNREALIZED        APPRECIATION
                                                             TAX COST        APPRECIATION     (DEPRECIATION)     (DEPRECIATION)
                                                          ----------------------------------------------------------------------
First Trust Large Cap Core AlphaDEX(R) Fund               $ 1,011,442,342   $   184,298,603   $   (16,867,697)  $    167,430,906
First Trust Mid Cap Core AlphaDEX(R) Fund                     896,669,795       144,969,903       (30,554,751)       114,415,152
First Trust Small Cap Core AlphaDEX(R) Fund                   842,455,478       111,312,582       (44,150,912)        67,161,670
First Trust Large Cap Value AlphaDEX(R) Fund                1,069,085,782       157,999,086       (16,069,955)       141,929,131
First Trust Large Cap Growth AlphaDEX(R) Fund                 979,654,714       145,853,918       (21,484,651)       124,369,267
First Trust Multi Cap Value AlphaDEX(R) Fund                  151,439,167        13,163,265        (5,254,458)         7,908,807
First Trust Multi Cap Growth AlphaDEX(R) Fund                 211,205,840        29,992,974        (8,935,175)        21,057,799
First Trust Mid Cap Value AlphaDEX(R) Fund                    221,797,211         6,032,783        (8,294,558)        (2,261,775)
First Trust Mid Cap Growth AlphaDEX(R) Fund                   357,059,817        32,598,733       (26,502,807)         6,095,926
First Trust Small Cap Value AlphaDEX(R) Fund                  245,330,324        11,629,842       (14,635,161)        (3,005,319)
First Trust Small Cap Growth AlphaDEX(R) Fund                 305,291,009        21,789,692       (29,082,849)        (7,293,157)


H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for the First Trust Mid Cap Value AlphaDEX(R) Fund,
First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value
AlphaDEX(R) Fund and First Trust Small Cap Growth AlphaDEX(R) Fund (the "Unitary
Fee Funds"), for which expenses other than excluded expenses (discussed in Note
3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with
Nasdaq, Inc. for each of the Style Funds. The license agreements allow for the use by FTP of certain trademarks and trade names. The Funds and First Trust are sub-licensees to the applicable license agreement. The Funds, except for the
Unitary Fee Funds, are required to pay licensing fees, which are shown on the
Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

                                                                        Page 123


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The
Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First
Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the Unitary Fee Funds, First Trust is paid an annual unitary management fee of 0.70% of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

For the First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core
AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large
Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First
Trust Multi Cap Value AlphaDEX(R) Fund and First Trust Multi Cap Growth
AlphaDEX(R) Fund, First Trust is paid an annual management fee of 0.50% of each
Fund's average daily net assets. For such Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement
("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such
Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses)
exceed 0.70% of average daily net assets per year (the "Expense Cap"). These
Funds will have the Expense Cap in effect until at least November 30, 2022.

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund's expenses exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the
Statements of Operations.

For the six months ended January 31, 2022, there were no fees waived or expenses reimbursed by First Trust for the Funds. During the six months ended January 31,
2022, First Trust recovered fees that were previously waived from First Trust
Multi Cap Value AlphaDEX(R) Fund of $33,031. As of January 31, 2022, the First
Trust Multi Cap Value AlphaDEX(R) Fund did not have any remaining fees previously waived or expenses reimbursed that were subject to recovery.

The Trust has multiple service agreements with BNYM. Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each
Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund
Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or an index fund.

Additionally, the Lead Independent Trustee and the Chairs of the Audit
Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets.
Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2022, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $   524,754,874      $   524,561,325
First Trust Mid Cap Core AlphaDEX(R) Fund                                     473,749,250          474,628,076
First Trust Small Cap Core AlphaDEX(R) Fund                                   445,964,958          446,177,346
First Trust Large Cap Value AlphaDEX(R) Fund                                  410,956,044          409,988,833
First Trust Large Cap Growth AlphaDEX(R) Fund                                 729,225,543          729,507,408
First Trust Multi Cap Value AlphaDEX(R) Fund                                   60,042,992           60,113,038
First Trust Multi Cap Growth AlphaDEX(R) Fund                                 132,016,689          131,666,114
First Trust Mid Cap Value AlphaDEX(R) Fund                                     59,808,888           59,604,514
First Trust Mid Cap Growth AlphaDEX(R) Fund                                   280,260,135          280,341,284
First Trust Small Cap Value AlphaDEX(R) Fund                                   97,614,861           97,841,866
First Trust Small Cap Growth AlphaDEX(R) Fund                                 219,755,986          219,990,393


For the six months ended January 31, 2022, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:


                                                                             Purchases              Sales
                                                                          ---------------      ---------------
First Trust Large Cap Core AlphaDEX(R) Fund                               $    36,084,123      $    47,785,751
First Trust Mid Cap Core AlphaDEX(R) Fund                                      39,295,596           35,000,133
First Trust Small Cap Core AlphaDEX(R) Fund                                    58,226,695           59,658,718
First Trust Large Cap Value AlphaDEX(R) Fund                                  345,763,634          263,815,727
First Trust Large Cap Growth AlphaDEX(R) Fund                                 103,161,687          115,983,417
First Trust Multi Cap Value AlphaDEX(R) Fund                                   21,962,874           35,879,419
First Trust Multi Cap Growth AlphaDEX(R) Fund                                  77,467,091           47,800,513
First Trust Mid Cap Value AlphaDEX(R) Fund                                    158,010,151           82,046,303
First Trust Mid Cap Growth AlphaDEX(R) Fund                                    36,187,349           90,891,637
First Trust Small Cap Value AlphaDEX(R) Fund                                   34,067,011           63,144,965
First Trust Small Cap Growth AlphaDEX(R) Fund                                  62,180,324          136,787,829


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as "Authorized
Participants" have contractual arrangements with a Fund or one of the Fund's service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as "Creation Units." Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing
Corporation ("NSCC") the "basket" of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund's shares. An Authorized
Participant that wishes to effectuate a creation of a Fund's shares deposits with the Fund the "basket" of securities, cash or other assets identified by the
Fund that day, and then receives the Creation Unit of the Fund's shares in return for those assets. After purchasing a Creation Unit, the Authorized
Participant may continue to hold the Fund's shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the
Authorized Participant redeems a Creation Unit of a Fund's shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund's shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund's shares at or close to the NAV per share of the
Fund.

Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation
Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Each Fund also imposes fees in connection with the redemption of Creation Units.
These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number

                                                                        Page 125


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule
12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and
Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form
N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each
Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms
N-CSR are available on the SEC's website listed above.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE
APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS
RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW
APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT
IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY
FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE,
RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT
WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO
REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DEFINED OUTCOME FUNDS RISK. To the extent a fund's investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any)
may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor's investment period.
Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund's share price will increase at the same rate as the enhanced returns

                                                                        Page 127


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

sought by the fund, which is designed for an entire target outcome period.
Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative.
These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount).
In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an
ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX OR MODEL CONSTITUENT RISK. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund's shares.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles.
Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                  FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
                                  STYLE FUNDS
                          JANUARY 31, 2022 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom's Financial
Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight
Financing Rate ("SOFR") will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors.
While the development of vaccines has slowed the spread of the virus and allowed for the resumption of "reasonably" normal business activity in the United
States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities;
capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in
non-U.S. securities may involve higher costs than investments in U.S.
securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

OPERATIONAL RISK. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund's ability to meet its investment objective. Although the funds and the funds' investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

          NOT FDIC INSURED     NOT BANK GUARANTEED     MAY LOSE VALUE

                                                                        Page 129

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--------------------------------------------------------------------------------

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS

--------------------------------------------------------------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Items 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2022
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 8, 2022

* Print the name and title of each signing officer under his or her signature.